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                                                                               .
                                                                               .

              NYLIAC PINNACLE VUL AND PINNACLE SVUL ANNUAL REPORT
                               DECEMBER 31, 2002

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summary and Tables of Policy Values.............        5
NYLIAC Variable Universal Life Separate Account-I
  Financial Statements......................................        9
  Statement of Assets and Liabilities.......................       10
  Statement of Operations...................................       18
  Statement of Changes in Net Assets........................       22
  Notes to Financial Statements.............................       28
  Report of Independent Accountants.........................       76
The Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Glossary..................................................     M-56
  Directors and Officers....................................     M-60
  Bond Portfolio............................................     M-64
  Capital Appreciation Portfolio............................     M-69
  Cash Management Portfolio.................................     M-73
  Convertible Portfolio.....................................     M-78
  Equity Income Portfolio*..................................     M-86
  Government Portfolio......................................     M-90
  Growth Equity Portfolio...................................     M-95
  High Yield Corporate Bond Portfolio.......................     M-99
  Indexed Equity Portfolio..................................    M-112
  International Equity Portfolio*...........................    M-121
  Mid Cap Core Portfolio*...................................    M-125
  Mid Cap Growth Portfolio*.................................    M-134
  Small Cap Growth Portfolio*...............................    M-138
  Total Return Portfolio....................................    M-142
  Value Portfolio...........................................    M-151
  American Century Income & Growth Portfolio................    M-155
  Dreyfus Large Company Value Portfolio.....................    M-161
  Eagle Asset Management Growth Equity Portfolio............    M-165
  Lord Abbett Developing Growth Portfolio*..................    M-169
  Notes to Financial Statements.............................    M-174
  Report of Independent Accountants.........................    M-192
The Annual Reports for the Portfolios listed below follow:
Alger American Leveraged AllCap Portfolio
Alger American Small Capitalization Portfolio
American Century VP International Portfolio (Class II)
American Century VP Value Portfolio (Class II)
Dreyfus IP Technology Growth Portfolio (Initial Shares)
Dreyfus VIF Developing Leaders Portfolio (Initial Shares)
Fidelity VIP Contrafund(R) Portfolio (Initial Class )
Fidelity VIP Equity-Income Portfolio (Initial Class)
Fidelity VIP Growth Portfolio (Initial Class)
Fidelity VIP Index 500 Portfolio (Initial Class)
Fidelity VIP Investment Grade Bond Portfolio (Initial Class)
Fidelity VIP Mid Cap Portfolio (Initial Class)
Fidelity VIP Overseas Portfolio (Initial Class)
Janus Aspen Series Aggressive Growth Portfolio
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Worldwide Growth Portfolio
MFS(R) Investors Trust Series Portfolio
MFS(R) New Discovery Series Portfolio
MFS(R) Research Series Portfolio
MFS(R) Utilities Series Portfolio
Neuberger Berman AMT Mid-Cap Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Hard Assets Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF US Real Estate Portfolio
*The MainStay VP Equity Income, International Equity, Mid
 Cap Core, Mid Cap Growth, Small Cap Growth and Lord Abbett
 Developing Growth Portfolios are not available under the
 Pinnacle VUL and Pinnacle SVUL policies.

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                                        2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Annual Report for the NYLIAC Pinnacle Variable Universal Life and the NYLIAC Pinnacle Survivorship Variable Universal Life policies for the period ended December 31, 2002.(1)

2002 was a year of challenge and change. Our leaders continued to prepare the country to defend itself against terrorism on a global scale. As part of this preparation, President Bush signed the Homeland Security Act, resulting in the largest reorganization of the Federal Government since the creation of the Department of Defense after World War II.

It is clear that economic recovery will be a prolonged process. Toward the end of the year there was some cause for optimism, but interest rates remained at lows not seen in decades, the stock market continued to be unpredictable and volatile, and accounting scandals, bankruptcies and layoffs increased skepticism among consumers. While New York Life Insurance and Annuity Corporation (NYLIAC), and its parent company New York Life Insurance Company, were not immune to the adverse effects of the economic environment, we've fared better than most. Our core values of financial strength, integrity and humanity have served us well, just as they have for nearly 160 years. Through wars and depressions, through bull and bear markets, we have continued to grow, and we have never failed to meet our obligations -- traditions we have every intention of continuing.

NYLIAC policies are designed to help you achieve your long-term financial goals. They offer a variety of investment divisions and features to assist you in designing a diverse and disciplined investment approach to help you to meet your objectives.

Please take some time to read this Annual Report. It provides performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions and is an excellent source of information on the investment allocations within your policy. I also encourage you to get in touch with your registered representative to review this material, as well as the individual plans and goals you have in place to protect your future. You might want to review the funding levels in your policy because, in today's volatile economic climate, continued funding has the potential to maximize your investment opportunities and to manage the risks associated with market fluctuations.

Challenging times like these put companies to the test. Rest assured that NYLIAC is up to these challenges. We appreciate the trust you've placed with our Company. And we will be here when you need us -- just as we always have.

Sincerely,

-s- Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

(1) The investment divisions offered through the NYLIAC Pinnacle VUL and Pinnacle SVUL insurance policies are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

                                        3
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                                        4

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY(1):
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2002(2)

--------------------------------------------------------------------------------

                                                           INCEPTION     ONE      THREE     FIVE      TEN       SINCE
INVESTMENT DIVISIONS(3)                                     DATE(4)      YEAR     YEARS     YEARS    YEARS    INCEPTION
MainStay VP Bond                                            01/23/84      9.48%     9.52%    7.14%    7.23%      9.31 %
MainStay VP Capital Appreciation                            01/29/93    (30.83)%  (22.02)%  (3.86)%     NA       6.59 %
MainStay VP Cash Management(5)                              01/29/93      1.36%     3.73%    4.24%      NA       4.36 %
MainStay VP Convertible                                     10/01/96     (7.91)%   (5.06)%   4.89%      NA       6.95 %
MainStay VP Government                                      01/29/93      9.85%     9.55%    7.08%      NA       6.72 %
MainStay VP Growth Equity                                   01/23/84    (24.25)%  (15.33)%  (0.02)%   8.89%     10.10 %
MainStay VP High Yield Corporate Bond                       05/01/95      2.05%     0.26%    3.15%      NA       7.17 %
MainStay VP Indexed Equity                                  01/29/93    (22.21)%  (14.73)%  (0.78)%     NA       8.94 %
MainStay VP Total Return                                    01/29/93    (16.57)%  (10.68)%   1.18%      NA       7.14 %
MainStay VP Value                                           05/01/95    (21.05)%   (3.64)%  (1.37)%     NA       6.74 %
MainStay VP American Century Income & Growth                05/01/98    (19.52)%  (13.05)%     NA       NA      (3.49)%
MainStay VP Dreyfus Large Company Value                     05/01/98    (22.86)%   (7.74)%     NA       NA      (3.13)%
MainStay VP Eagle Asset Management Growth Equity            05/01/98    (28.21)%  (18.60)%     NA       NA       1.09 %
Alger American Leveraged AllCap                             01/25/95    (33.91)%  (25.25)%   3.26%      NA      13.56 %
Alger American Small Capitalization                         09/21/88    (26.22)%  (27.66)%  (8.90)%   1.30%      8.51 %
American Century VP International                           08/15/01    (20.57)%      NA       NA       NA     (20.25)%
American Century VP Value                                   08/14/01    (12.81)%      NA       NA       NA      (7.18)%
Dreyfus IP Technology Growth (Initial Shares)               08/31/99    (39.41)%  (33.36)%     NA       NA     (20.72)%
Dreyfus VIF Small Cap (Initial Shares)                      08/31/90    (19.12)%   (4.89)%   0.46%   12.57%     24.43 %
Fidelity VIP Contrafund(R)                                  01/03/95     (9.35)%   (9.43)%   3.71%      NA      12.27 %
Fidelity VIP Equity-Income                                  10/09/86    (16.95)%   (5.06)%   0.31%    9.79%     10.03 %
Fidelity VIP Growth                                         10/09/86    (30.10)%  (19.98)%  (0.36)%   8.44%     10.40 %
Fidelity VIP Index 500                                      08/27/92    (22.25)%  (14.74)%  (0.84)%   9.04%      9.37 %
Fidelity VIP Investment Grade Bond                          12/05/88     10.34%    10.00%    7.47%    7.29%      8.00 %
Fidelity VIP Mid-Cap                                        12/28/98     (9.82)%    5.28%      NA       NA      15.68 %
Fidelity VIP Overseas                                       01/28/87    (20.28)%  (20.19)%  (3.95)%   4.70%      4.24 %
Janus Aspen Series Aggressive Growth                        09/13/93    (27.93)%  (33.24)%  (2.08)%     NA       7.25 %
Janus Aspen Series Balanced                                 09/13/93     (6.44)%   (4.48)%   8.21%      NA      11.88 %
Janus Aspen Series Worldwide Growth                         09/13/93    (25.50)%  (21.31)%   0.65%      NA      10.39 %
MFS(R) Investors Trust Series                               10/09/95    (20.96)%  (12.79)%  (2.84)%     NA       5.68 %
MFS(R) New Discovery Series                                 05/01/98    (31.63)%  (13.98)%     NA       NA       2.61 %
MFS(R) Research Series                                      07/26/95    (24.54)%  (17.31)%  (2.85)%     NA       4.72 %
MFS(R) Utilities Series                                     01/03/95    (22.76)%  (14.42)%  (0.65)%     NA       9.22 %
Neuberger Berman AMT Mid-Cap Growth                         11/03/97    (29.34)%  (21.02)%   1.10%      NA       4.22 %
T.Rowe Price Equity Income                                  03/31/94    (13.12)%   (0.12)%   2.43%      NA      11.07 %
T. Rowe Price Limited-Term Bond                             05/13/94      5.42%     7.70%    6.21%      NA       6.19 %
Van Eck Worldwide Hard Assets                               09/01/89     (2.85)%   (1.04)%  (4.13)%   5.06%      2.68 %
Van Kampen UIF Emerging Markets Debt                        06/16/97      9.22%    10.23%    4.42%      NA       4.12 %
Van Kampen UIF Emerging Markets Equity                      10/01/96     (8.90)%  (19.70)%  (5.13)%     NA      (4.40)%
Van Kampen UIF U.S. Real Estate                             03/03/97     (0.79)%   12.10%    4.35%      NA       6.70 %
-----------------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of portfolio investment management and operating expenses. It does not reflect the policy's sales expense charge, state and federal tax charges, monthly contract charge, per $1,000 of face amount charge, mortality and expense risk charge and cost of insurance charges. Had these expenses been deducted, total returns would be lower. Consequently, the returns shown are greater than actual returns that would have been achieved under the policy during the periods shown. The advisors to some of the Investment Divisions have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(2) The values shown are unaudited.

(3) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary.

(4) The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value.

NYLIAC PINNACLE VUL POLICY VALUES(6):
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2002
$5,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(7)

--------------------------------------------------------------------------------

                                                       INCEPTION   PAST ONE   PAST THREE   PAST FIVE   PAST TEN     SINCE
INVESTMENT DIVISIONS                                     DATE        YEAR       YEARS        YEARS      YEARS     INCEPTION
MainStay VP Bond                                        01/23/84    34,106     148,461      261,627    671,025    1,269,586
MainStay VP Capital Appreciation                        01/29/93    32,821     139,560      245,687    641,766      641,766
MainStay VP Cash Management                             01/29/93    33,892     147,067      259,134    662,815      662,815
MainStay VP Convertible                                 10/01/96    33,617     144,791      256,295      NA         433,205
MainStay VP Government                                  01/29/93    34,117     148,434      261,602    670,837      670,837
MainStay VP Growth Equity                               01/23/84    33,116     141,763      250,327    654,074    1,271,018
MainStay VP High Yield Corporate Bond                   05/01/95    33,828     146,447      257,862      NA         509,131
MainStay VP Indexed Equity                              01/29/93    33,126     142,012      250,235    654,171      654,171
MainStay VP Total Return                                01/29/93    33,340     143,155      252,315    654,701      654,701
MainStay VP Value                                       05/01/95    33,193     144,023      254,443      NA         501,203
MainStay VP American Century Income & Growth            05/01/98    33,234     142,774        NA         NA         256,179
MainStay VP Dreyfus Large Company Value                 05/01/98    33,135     143,174        NA         NA         256,891
MainStay VP Eagle Asset Management Growth Equity        05/01/98    32,861     140,410        NA         NA         255,748
Alger American Leveraged AllCap                         05/01/98    32,706     139,300        NA         NA         252,875
Alger American Small Capitalization                     09/20/88    32,998     139,260      243,990    630,148    1,003,982
American Century VP International                       08/15/01    33,373       NA           NA         NA          97,217
American Century VP Value                               08/14/01    33,490       NA           NA         NA          98,028
Dreyfus IP Technology Growth (Initial Shares)           08/31/99    32,265     135,764        NA         NA         199,849
Dreyfus VIF Small Cap (Initial Shares)                  08/31/90    33,208     143,488      254,359    659,738      912,936
Fidelity VIP Contrafund(R)                              01/03/95    33,577     144,316      254,343      NA         502,604
Fidelity VIP Equity-Income                              10/09/86    33,323     144,084      254,172    659,854    1,188,231
Fidelity VIP Growth                                     10/09/86    32,797     140,142      247,571    648,639    1,176,444
Fidelity VIP Index 500                                  08/27/92    33,124     142,007      250,220    654,150      744,716
Fidelity VIP Investment Grade Bond                      12/05/88    34,125     148,557      261,883    671,732    1,060,200
Fidelity VIP Mid-Cap                                    12/28/98    33,573     146,138        NA         NA         272,036
Fidelity VIP Overseas                                   01/28/87    33,314     141,418      248,671    641,321    1,051,450
Janus Aspen Series Aggressive Growth                    09/13/93    33,119     137,530      243,531      NA         654,788
Janus Aspen Series Balanced                             09/13/93    33,676     145,164      256,805      NA         683,123
Janus Aspen Series Worldwide Growth                     09/13/93    33,100     140,370      248,431      NA         667,621
MFS(R) Investors Trust Series                           10/09/95    33,191     142,360      250,342      NA         505,909
MFS(R) New Discovery Series                             05/01/98    32,777     141,067        NA         NA         257,378
MFS(R) Research Series                                  07/26/95    33,086     140,978      248,433      NA         498,221
MFS(R) Utilities Series                                 01/03/95    33,304     141,476      250,300      NA         494,218
Neuberger Berman AMT Mid-Cap Growth                     11/03/97    32,958     139,817      248,079      NA         342,477
T.Rowe Price Equity Income                              03/31/94    33,428     145,228      256,611      NA         588,533
T. Rowe Price Limited-Term Bond                         05/13/94    33,989     147,913      260,747      NA         594,881
Van Eck Worldwide Hard Assets                           09/01/89    33,706     145,671      256,710    651,245      951,374
Van Kampen UIF Emerging Markets Debt                    06/16/97    34,063     148,457      263,033      NA         349,958
Van Kampen UIF Emerging Markets Equity                  10/01/96    33,476     142,466      251,363      NA         426,913
Van Kampen UIF U.S. Real Estate                         03/03/97    33,837     147,850      261,437      NA         345,815
---------------------------------------------------------------------------------------------------------------------------

(6) The NYLIAC Pinnacle VUL Policy Values table is designed to demonstrate how the investment experience of each Investment Division, of the VUL Separate Account-I, would have affected the policy cash value of hypothetical policies held for the specified time periods ending December 31, 2002. The illustration assumes a $100,000 annual premium is allocated to each individual Investment Division. It also assumes the insured is a 50 year-old male preferred risk class, a level death benefit option with a policy face amount of $5,000,000 purchased on the day that the underlying Portfolio was established.

(7) The Policy Values are based on the policy's current charges and expenses. These include the policy's sales expense charge (for premiums paid up to the target premium: 56.75% in the first policy year, 26.75% for policy years 2-5, 1.75% for policy year 6, and for policy years 7 and beyond the charge is 0.75%; and for premiums paid in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond), a state tax charge (2.00% from all premiums paid), a federal tax charge (1.25% from all premiums paid for non-qualified policies), a monthly contract charge ($100 in the first policy year and $25 in policy years 2 and beyond is deducted from the policy cash value monthly), a per $1,000 of face amount charge ($0.03 per $1,000 of the policy's face amount and any term rider insurance benefit, is deducted from the policy cash value monthly), a mortality and expense risk charge (deducted monthly from the assets in the separate account: up to .55% in policy years 1-20, up to .35% in policy years 21 and beyond), cost of insurance charges, and total portfolio operating expenses. If guaranteed charges and expenses were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have right to charge.) We recommend that you obtain a personalized illustration that will reflect all applicable charges and expenses.

NYLIAC PINNACLE SVUL POLICY VALUES(8):
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2002
$10,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(9)

--------------------------------------------------------------------------------

                                                       INCEPTION   PAST ONE   PAST THREE   PAST FIVE   PAST TEN     SINCE
INVESTMENT DIVISIONS                                     DATE        YEAR       YEARS        YEARS      YEARS     INCEPTION
MainStay VP Bond                                        01/23/84   133,536     453,330      768,064    1,685,898  3,286,603
MainStay VP Capital Appreciation                        01/29/93   128,838     426,627      723,142    1,617,765  1,617,765
MainStay VP Cash Management                             01/29/93   132,734     449,012      760,754    1,664,500  1,664,500
MainStay VP Convertible                                 10/01/96   131,752     442,176      753,097      NA       1,129,590
MainStay VP Government                                  01/29/93   133,567     453,234      767,955    1,685,274  1,685,274
MainStay VP Growth Equity                               01/23/84   129,900     433,138      736,006    1,648,218  3,279,051
MainStay VP High Yield Corporate Bond                   05/01/95   132,536     447,162      757,218      NA       1,307,641
MainStay VP Indexed Equity                              01/29/93   129,957     433,968      735,718    1,648,796  1,648,796
MainStay VP Total Return                                01/29/93   130,742     437,402      741,775    1,648,290  1,648,290
MainStay VP Value                                       05/01/95   130,168     440,399      746,990      NA       1,288,394
MainStay VP American Century Income & Growth            05/01/98   130,342     436,172        NA         NA         742,688
MainStay VP Dreyfus Large Company Value                 05/01/98   129,976     437,606        NA         NA         744,815
MainStay VP Eagle Asset Management Growth Equity        05/01/98   128,996     429,209        NA         NA         741,595
Alger American Leveraged AllCap                         05/01/98   128,408     425,410        NA         NA         733,702
Alger American Small Capitalization                     09/20/88   129,490     425,189      718,103    1,586,082  2,477,785
American Century VP International                       08/15/01   130,802       NA           NA         NA         291,719
American Century VP Value                               08/14/01   131,261       NA           NA         NA         294,413
Dreyfus IP Technology Growth (Initial Shares)           08/31/99   126,895     415,416        NA         NA         577,497
Dreyfus VIF Small Cap (Initial Shares)                  08/31/90   130,217     438,687      747,228    1,661,344  2,255,924
Fidelity VIP Contrafund(R)                              01/03/95   131,567     440,543      747,573      NA       1,302,398
Fidelity VIP Equity-Income                              10/09/86   130,653     440,383      746,544    1,661,340  2,955,715
Fidelity VIP Growth                                     10/09/86   128,765     428,336      728,623    1,635,233  2,926,841
Fidelity VIP Index 500                                  08/27/92   129,950     433,955      735,664    1,648,766  1,842,095
Fidelity VIP Investment Grade Bond                      12/05/88   133,605     453,625      768,800    1,687,626  2,599,788
Fidelity VIP Mid-Cap                                    12/28/98   131,558     446,516        NA         NA         771,861
Fidelity VIP Overseas                                   01/28/87   130,570     431,661      730,839    1,613,520  2,645,990
MFS(R) Investors Trust Series                           10/09/95   130,185     435,036      735,683      NA       1,287,559
MFS(R) New Discovery Series                             05/01/98   128,691     431,514        NA         NA         746,592
MFS(R) Research Series                                  07/26/95   129,802     430,929      730,571      NA       1,275,400
MFS(R) Utilities Series                                 01/03/95   130,641     432,275      735,875      NA       1,281,569
Janus Aspen Series Aggressive Growth                    09/13/93   129,935     419,821      717,763      NA       1,626,776
Janus Aspen Series Balanced                             09/13/93   131,943     443,265      754,926      NA       1,697,631
Janus Aspen Series Worldwide Growth                     09/13/93   129,835     428,741      731,019      NA       1,658,997
Neuberger Berman AMT Mid-Cap Growth                     11/03/97   129,319     427,245      730,272      NA         922,571
T.Rowe Price Equity Income                              03/31/94   131,034     443,911      753,502      NA       1,493,178
T. Rowe Price Limited-Term Bond                         05/13/94   133,100     451,660      765,464      NA       1,501,219
Van Eck Worldwide Hard Assets                           09/01/89   132,039     445,013      752,889    1,635,031  2,338,884
Van Kampen UIF Emerging Markets Debt                    06/16/97   133,390     453,493      771,480      NA         954,904
Van Kampen UIF Emerging Markets Equity                  10/01/96   131,180     434,749      738,429      NA       1,109,643
Van Kampen UIF U.S. Real Estate                         03/03/97   132,490     451,747      767,018      NA         950,773
---------------------------------------------------------------------------------------------------------------------------

(8) The NYLIAC Pinnacle SVUL Policy Values table is designed to demonstrate how the investment experience of each Investment Division, of the VUL Separate Account-I, would have affected the policy cash value of hypothetical policies held for the specified time periods ending December 31, 2002. The illustration assumes a $200,000 annual premium that is allocated to each individual Investment Division. It also assumes the insureds are a 50 year-old male preferred risk class and a 50 year-old female preferred risk class, a level death benefit option with a policy face amount of $10,000,000 purchased on the day that the underlying Portfolio was established.

(9) The Policy Values are based on the policy's current charges and expenses. These include the policy's sales expense charge (for premiums paid up to the target premium: 56.75% in the first policy year, 26.75% for policy years 2-5, 1.75% for policy year 6, and for policy years 7 and beyond the charge is 0.75%; and for premiums paid in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond), a state tax charge (2.00% from all premiums paid), a federal tax charge (1.25% from all premiums paid for non-qualified policies), a monthly contract charge ($100 in the first policy year and $25 in policy years 2 and beyond is deducted from the policy cash value monthly), a per $1,000 of face amount charge ($0.03 per $1,000 of the policy's face amount and any term rider insurance benefit, is deducted from the policy cash value monthly), a mortality and expense risk charge (deducted monthly from the assets in the separate account: up to .55% in policy years 1-20, up to .35% in policy years 21 and beyond), cost of insurance charges, and total portfolio operating expenses. If guaranteed charges and expenses were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have right to charge.) We recommend that you obtain a personalized illustration that will reflect all applicable charges and expenses.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002


                                                                            MAINSTAY VP      MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL            CASH
                                                               BOND         APPRECIATION      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 21,595,075     $162,480,499     $ 43,929,409

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         28,433          251,112           57,104
    Administrative charges..............................          3,399           35,282            6,562
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 21,563,243     $162,194,105     $ 43,865,743
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 13,958,100     $131,203,866     $ 25,472,806
    Group 2 Policies....................................      6,998,537       30,458,042       13,871,417
    Group 3 Policies....................................         54,636           89,068        3,049,836
    Group 4 Policies....................................        551,970          443,129        1,471,684
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 21,563,243     $162,194,105     $ 43,865,743
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      17.59     $      15.03     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      12.96     $       5.66     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      10.99     $       7.12     $       1.03
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      10.72     $       7.99     $       1.01
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 20,953,714     $223,949,760     $ 43,929,487
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         HIGH YIELD        INDEXED       INTERNATIONAL
     CONVERTIBLE         INCOME         GOVERNMENT         EQUITY       CORPORATE BOND       EQUITY           EQUITY
    --------------------------------------------------------------------------------------------------------------------
     $ 17,399,938     $ 10,011,027     $ 19,794,865     $ 64,926,181     $ 42,130,300     $137,432,088     $  7,636,338

           23,206           13,290           26,197           96,494           58,377          208,069           11,465
            1,789            1,623            3,257           12,394            7,753           26,982            1,562
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 17,374,943     $  9,996,114     $ 19,765,411     $ 64,817,293     $ 42,064,170     $137,197,037     $  7,623,311
     ============     ============     ============     ============     ============     ============     ============
     $  7,003,252     $  2,400,994     $ 13,456,324     $ 46,902,407     $ 30,982,983     $ 99,916,046     $  5,894,498
        9,941,854        2,953,522        5,588,576       17,350,578        9,958,728       35,381,966        1,669,527
           93,978               --           89,728          134,873          271,137            8,986               --
          335,859          458,090          630,783          429,435          851,322        1,890,039           59,286
               --        4,183,508               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 17,374,943     $  9,996,114     $ 19,765,411     $ 64,817,293     $ 42,064,170     $137,197,037     $  7,623,311
     ============     ============     ============     ============     ============     ============     ============
     $      14.48     $       8.37     $      16.98     $      19.53     $      16.13     $      21.42     $      12.51
     ============     ============     ============     ============     ============     ============     ============
     $      10.14     $       8.39     $      13.01     $       7.33     $      10.28     $       7.00     $       7.67
     ============     ============     ============     ============     ============     ============     ============
     $       9.46     $         --     $      10.88     $       7.31     $      10.27     $       7.85     $         --
     ============     ============     ============     ============     ============     ============     ============
     $       9.55     $       8.41     $      10.67     $       8.36     $       9.79     $       8.54     $       9.20
     ============     ============     ============     ============     ============     ============     ============
     $ 20,492,043     $ 11,511,601     $ 19,262,275     $104,791,633     $ 54,074,377     $172,207,093     $  7,722,132
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          MID CAP         SMALL CAP
                                                               CORE            GROWTH           GROWTH
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  5,359,776     $  5,026,480     $  6,138,451

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          8,005            6,931            8,849
    Administrative charges..............................          1,205              945            1,177
                                                           ------------     ------------     ------------
      Total net assets..................................   $  5,350,566     $  5,018,604     $  6,128,425
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $    568,848     $    453,024     $  1,000,066
    Group 2 Policies....................................        652,581        1,074,178        1,442,305
    Group 3 Policies....................................             --               --               --
    Group 4 Policies....................................         73,269          256,426          209,478
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...      4,055,868        3,234,976        3,476,576
                                                           ------------     ------------     ------------
      Total net assets..................................   $  5,350,566     $  5,018,604     $  6,128,425
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $       8.11     $       6.47     $       6.95
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $       8.19     $       6.72     $       7.12
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $       8.58     $       7.50     $       8.17
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  6,387,123     $  7,186,658     $  7,925,790
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER           ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT       AMERICAN         AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED         SMALL
       RETURN           VALUE          GROWTH           VALUE          EQUITY          ALL CAP      CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------
    $ 44,968,329    $ 41,431,645    $  2,800,005    $  3,177,252    $ 10,311,000    $      6,198     $ 15,050,296

          67,271          60,980           3,734           4,164          13,889              --           21,335
           9,509           8,302             189             187             610              --            2,289
    ------------    ------------    ------------    ------------    ------------    ------------     ------------
    $ 44,891,549    $ 41,362,363    $  2,796,082    $  3,172,901    $ 10,296,501    $      6,198     $ 15,026,672
    ============    ============    ============    ============    ============    ============     ============
    $ 36,510,349    $ 31,545,200    $    711,056    $    724,658    $  2,214,007    $         --     $  8,883,204
       8,018,636       8,834,891       2,008,094       2,364,127       7,827,341              --        6,026,802
             684         274,137           9,340           9,888          96,145           6,198           50,864
         361,880         708,135          67,592          74,228         159,008              --           65,802
              --              --              --              --              --              --               --
    ------------    ------------    ------------    ------------    ------------    ------------     ------------
    $ 44,891,549    $ 41,362,363    $  2,796,082    $  3,172,901    $ 10,296,501    $      6,198     $ 15,026,672
    ============    ============    ============    ============    ============    ============     ============
    $      16.48    $      15.64    $       6.82    $       7.52    $       5.47    $         --     $       6.47
    ============    ============    ============    ============    ============    ============     ============
    $       8.03    $       9.32    $       7.08    $       8.00    $       7.39    $         --     $       4.87
    ============    ============    ============    ============    ============    ============     ============
    $       8.55    $       7.94    $       8.18    $       8.26    $       7.26    $       8.85     $       7.60
    ============    ============    ============    ============    ============    ============     ============
    $       9.06    $       8.10    $       8.66    $       8.31    $       8.23    $         --     $       8.27
    ============    ============    ============    ============    ============    ============     ============
    $ 57,879,855    $ 52,998,529    $  3,490,069    $  3,987,118    $ 14,560,189    $      6,836     $ 18,594,625
    ============    ============    ============    ============    ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002

                                                              AMERICAN           AMERICAN
                                                             CENTURY VP         CENTURY VP          CALVERT
                                                           INTERNATIONAL          VALUE              SOCIAL
                                                             (CLASS II)         (CLASS II)          BALANCED
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $        124       $        467       $  2,619,492

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................              --                 --              3,567
    Administrative charges..............................              --                 --                303
                                                            ------------       ------------       ------------
      Total net assets..................................    $        124       $        467       $  2,615,622
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................    $         --       $         --       $  1,177,577
    Group 2 Policies....................................              --                 --          1,379,139
    Group 3 Policies....................................             124                467                 --
    Group 4 Policies....................................              --                 --             58,906
                                                            ------------       ------------       ------------
      Total net assets..................................    $        124       $        467       $  2,615,622
                                                            ============       ============       ============
    Group 1 variable accumulation unit value............    $         --       $         --       $      11.85
                                                            ============       ============       ============
    Group 2 variable accumulation unit value............    $         --       $         --       $       8.36
                                                            ============       ============       ============
    Group 3 variable accumulation unit value............    $       9.63       $       9.84       $         --
                                                            ============       ============       ============
    Group 4 variable accumulation unit value............    $         --       $         --       $       9.31
                                                            ============       ============       ============
Identified Cost of Investment...........................    $        128       $        484       $  3,269,258
                                                            ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                       FIDELITY
       DREYFUS IP          FIDELITY           FIDELITY           FIDELITY           FIDELITY             VIP
       TECHNOLOGY            VIP                VIP                VIP                VIP             INVESTMENT
         GROWTH         CONTRAFUND(R)      EQUITY-INCOME          GROWTH           INDEX 500          GRADE BOND
    (INITIAL SHARES)   (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    ---------------------------------------------------------------------------------------------------------------
      $    963,375       $ 64,140,773       $ 24,127,932       $    100,882       $     86,964       $     51,394

             1,111             92,995             35,364                 --                 --                 --
                69             11,334              4,276                 --                 --                 --
      ------------       ------------       ------------       ------------       ------------       ------------
      $    962,195       $ 64,036,444       $ 24,088,292       $    100,882       $     86,964       $     51,394
      ============       ============       ============       ============       ============       ============
      $    320,029       $ 43,636,706       $ 16,080,722       $         --       $         --       $         --
           550,235         19,700,426          7,626,232                 --                 --                 --
            23,531            176,626             47,456            100,882             86,964             51,394
            68,400            522,686            333,882                 --                 --                 --
      ------------       ------------       ------------       ------------       ------------       ------------
      $    962,195       $ 64,036,444       $ 24,088,292       $    100,882       $     86,964       $     51,394
      ============       ============       ============       ============       ============       ============
      $       5.88       $      14.84       $      12.95       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $       6.08       $       8.67       $       8.92       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $       7.63       $       8.94       $       8.57       $       6.82       $       7.59       $      10.17
      ============       ============       ============       ============       ============       ============
      $       7.68       $       8.93       $       8.51       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $  1,247,789       $ 81,079,658       $ 30,675,168       $    148,235       $    111,073       $     50,531
      ============       ============       ============       ============       ============       ============


         FIDELITY
           VIP
         MID CAP
     (INITIAL CLASS)
     ----------------
       $    392,516
                 --
                 --
       ------------
       $    392,516
       ============
       $         --
                 --
            392,516
                 --
       ------------
       $    392,516
       ============
       $         --
       ============
       $         --
       ============
       $       9.30
       ============
       $         --
       ============
       $    425,110
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002

                                                             FIDELITY         JANUS ASPEN
                                                                VIP             SERIES          JANUS ASPEN
                                                             OVERSEAS         AGGRESSIVE          SERIES
                                                          (INITIAL CLASS)       GROWTH           BALANCED
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $        811      $      2,365      $ 74,411,635

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --           101,943
    Administrative charges..............................             --                --             9,417
                                                           ------------      ------------      ------------
      Total net assets..................................   $        811      $      2,365      $ 74,300,275
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --      $ 36,820,991
    Group 2 Policies....................................             --                --        36,285,200
    Group 3 Policies....................................            811             2,365           109,948
    Group 4 Policies....................................             --                --         1,084,136
                                                           ------------      ------------      ------------
      Total net assets..................................   $        811      $      2,365      $ 74,300,275
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $         --      $         --      $      17.63
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $         --      $         --      $       9.93
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $       7.88      $       7.70      $       9.40
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $         --      $         --      $       9.47
                                                           ============      ============      ============
Identified Cost of Investment...........................   $      1,029      $      2,403      $ 86,165,107
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                           NEUBERGER                                            VAN KAMPEN
      JANUS ASPEN                           BERMAN            T. ROWE           T. ROWE             UIF
        SERIES            MFS(R)              AMT              PRICE             PRICE           EMERGING
       WORLDWIDE         INVESTORS          MID-CAP           EQUITY           LIMITED-           MARKETS
        GROWTH         TRUST SERIES         GROWTH            INCOME           TERM BOND          EQUITY
    ---------------------------------------------------------------------------------------------------------
     $ 69,483,170      $     46,388      $      9,591      $ 11,034,866      $     85,752      $  9,443,376

           99,227                --                --            13,978                --            13,835
           10,766                --                --               880                --             1,562
     ------------      ------------      ------------      ------------      ------------      ------------
     $ 69,373,177      $     46,388      $      9,591      $ 11,020,008      $     85,752      $  9,427,979
     ============      ============      ============      ============      ============      ============
     $ 41,366,136      $         --      $         --      $  3,525,140      $         --      $  5,859,170
       27,453,920                --                --         6,920,929                --         3,494,072
          135,518            46,388             9,591           275,835            85,752               831
          417,603                --                --           298,104                --            73,906
     ------------      ------------      ------------      ------------      ------------      ------------
     $ 69,373,177      $     46,388      $      9,591      $ 11,020,008      $     85,752      $  9,427,979
     ============      ============      ============      ============      ============      ============
     $      12.45      $         --      $         --      $       9.57      $         --      $       7.40
     ============      ============      ============      ============      ============      ============
     $       6.77      $         --      $         --      $       9.65      $         --      $       7.58
     ============      ============      ============      ============      ============      ============
     $       7.63      $       7.88      $       8.14      $       8.65      $      10.09      $       8.07
     ============      ============      ============      ============      ============      ============
     $       8.19      $         --      $         --      $       8.70      $         --      $       8.30
     ============      ============      ============      ============      ============      ============
     $123,366,482      $     59,147      $     10,708      $ 12,524,059      $     85,247      $ 11,007,746
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2002


                                                          MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP
                                         MAINSTAY VP        CAPITAL            CASH         MAINSTAY VP         EQUITY
                                             BOND         APPRECIATION      MANAGEMENT      CONVERTIBLE         INCOME
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $     911,696    $     192,994    $     636,978    $     498,589    $     101,241
 Mortality and expense risk charges....      (103,555)      (1,084,005)        (257,139)         (85,959)         (48,775)
 Administrative charges................       (12,940)        (155,360)         (31,944)          (7,025)          (6,348)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       795,201       (1,046,371)         347,895          405,605           46,118
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     4,476,002      133,511,795      614,572,610        1,395,021          973,975
 Cost of investments sold..............    (4,459,993)    (151,421,389)    (614,570,383)      (1,699,043)      (1,111,347)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................        16,009      (17,909,594)           2,227         (304,022)        (137,372)
 Realized gain distribution received...        18,759               --              356               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......       757,241      (51,462,147)             (53)      (1,508,947)      (1,488,949)
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....       792,009      (69,371,741)           2,530       (1,812,969)      (1,626,321)
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $   1,587,210    $ (70,418,112)   $     350,425    $  (1,407,364)   $  (1,580,203)
                                        =============    =============    =============    =============    =============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP                                          CENTURY
                                           MID CAP         SMALL CAP       MAINSTAY VP      MAINSTAY VP        INCOME &
                                            GROWTH           GROWTH        TOTAL RETURN        VALUE            GROWTH
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $          --    $   1,219,317    $     664,186    $      33,489
 Mortality and expense risk charges....       (30,519)         (33,744)        (273,844)        (250,579)         (13,657)
 Administrative charges................        (4,428)          (4,823)         (39,395)         (35,172)            (698)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       (34,947)         (38,567)         906,078          378,435           19,134
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....       213,919          937,283        2,488,359        1,831,063          260,078
 Cost of investments sold..............      (244,584)      (1,180,089)      (2,565,259)      (2,379,284)        (364,538)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       (30,665)        (242,806)         (76,900)        (548,221)        (104,460)
 Realized gain distribution received...            --               --               --           67,665               --
 Change in unrealized appreciation
   (depreciation) on investments.......    (1,767,219)      (1,577,624)      (9,820,159)     (10,625,185)        (500,515)
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....    (1,797,884)      (1,820,430)      (9,897,059)     (11,105,741)        (604,975)
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $  (1,832,831)   $  (1,858,997)   $  (8,990,981)   $ (10,727,306)   $    (585,841)
                                        =============    =============    =============    =============    =============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
      GOVERNMENT         EQUITY            BOND            EQUITY           EQUITY            CORE
    ---------------------------------------------------------------------------------------------------
    $     549,097    $     693,681    $   4,379,204    $   1,985,509    $     108,923    $      16,244
          (77,931)        (402,568)        (222,779)        (825,806)         (42,120)         (31,246)
           (9,975)         (53,282)         (30,455)        (110,144)          (5,850)          (4,830)
    -------------    -------------    -------------    -------------    -------------    -------------
          461,191          237,831        4,125,970        1,049,559           60,953          (19,832)
    -------------    -------------    -------------    -------------    -------------    -------------
        2,761,491        3,670,114        3,129,595      164,693,843       21,042,554          358,191
       (2,570,562)      (5,913,813)      (4,744,401)    (170,286,018)     (21,108,709)        (405,125)
    -------------    -------------    -------------    -------------    -------------    -------------
          190,929       (2,243,699)      (1,614,806)      (5,592,175)         (66,155)         (46,934)
               --               --               --          449,921               --               --
          537,329      (18,118,866)      (2,047,603)     (33,398,038)        (245,060)        (735,856)
    -------------    -------------    -------------    -------------    -------------    -------------
          728,258      (20,362,565)      (3,662,409)     (38,540,292)        (311,215)        (782,790)
    -------------    -------------    -------------    -------------    -------------    -------------
    $   1,189,449    $ (20,124,734)   $     463,561    $ (37,490,733)   $    (250,262)   $    (802,622)
    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
       DREYFUS        EAGLE ASSET         ALGER            ALGER           AMERICAN         AMERICAN
        LARGE          MANAGEMENT        AMERICAN         AMERICAN        CENTURY VP       CENTURY VP
       COMPANY           GROWTH         LEVERAGED          SMALL        INTERNATIONAL        VALUE
        VALUE            EQUITY         ALL CAP(B)     CAPITALIZATION   (CLASS II)(D)    (CLASS II)(C)
    ---------------------------------------------------------------------------------------------------
    $      21,724    $       7,879    $          --    $          --    $          --    $          --
          (15,703)         (53,885)              --         (101,049)              --               --
             (746)          (2,599)              --          (11,976)              --               --
    -------------    -------------    -------------    -------------    -------------    -------------
            5,275          (48,605)              --         (113,025)              --               --
    -------------    -------------    -------------    -------------    -------------    -------------
          288,508          784,844              386      453,230,387               --              509
         (360,544)      (1,615,557)            (417)    (455,193,748)              --             (500)
    -------------    -------------    -------------    -------------    -------------    -------------
          (72,036)        (830,713)             (31)      (1,963,361)              --                9
               --               --               --               --               --               --
         (751,026)      (2,660,979)            (638)      (3,919,484)              (5)             (16)
    -------------    -------------    -------------    -------------    -------------    -------------
         (823,062)      (3,491,692)            (669)      (5,882,845)              (5)              (7)
    -------------    -------------    -------------    -------------    -------------    -------------
    $    (817,787)   $  (3,540,297)   $        (669)   $  (5,995,870)   $          (5)   $          (7)
    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2002

                                                             DREYFUS IP                         FIDELITY VIP
                                            CALVERT          TECHNOLOGY       FIDELITY VIP         EQUITY-        FIDELITY VIP
                                            SOCIAL             GROWTH         CONTRAFUND(R)        INCOME            GROWTH
                                           BALANCED       (INITIAL SHARES)   (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)
                                        ----------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $      76,820     $          --      $     485,481     $     383,544     $         312
 Mortality and expense risk charges....        (13,226)           (3,912)          (358,782)         (137,270)               --
 Administrative charges................         (1,203)             (307)           (44,716)          (17,157)               --
                                         -------------     -------------      -------------     -------------     -------------
     Net investment income (loss)......         62,391            (4,219)            81,983           229,117               312
                                         -------------     -------------      -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....        223,148           269,197          1,870,281         1,429,276             4,641
 Cost of investments sold..............       (306,901)         (361,780)        (2,573,086)       (1,803,968)           (6,084)
                                         -------------     -------------      -------------     -------------     -------------
     Net realized gain (loss) on
       investments.....................        (83,753)          (92,583)          (702,805)         (374,692)           (1,443)
 Realized gain distribution received...             --                --                 --           522,044                --
 Change in unrealized appreciation
   (depreciation) on investments.......       (311,974)         (309,387)        (6,121,586)       (5,121,633)          (43,556)
                                         -------------     -------------      -------------     -------------     -------------
     Net gain (loss) on investments....       (395,727)         (401,970)        (6,824,391)       (4,974,281)          (44,999)
                                         -------------     -------------      -------------     -------------     -------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    (333,336)    $    (406,189)     $  (6,742,408)    $  (4,745,164)    $     (44,687)
                                         =============     =============      =============     =============     =============

                                                                                                   T. ROWE         VAN KAMPEN
                                                             NEUBERGER           T. ROWE            PRICE              UIF
                                            MFS(R)           BERMAN AMT           PRICE           LIMITED-          EMERGING
                                           INVESTORS          MID-CAP            EQUITY             TERM             MARKETS
                                         TRUST SERIES          GROWTH            INCOME            BOND(E)           EQUITY
                                        ----------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         288     $          --      $     162,761     $         311     $          --
 Mortality and expense risk charges....             --                --            (45,974)               --           (55,867)
 Administrative charges................             --                --             (2,930)               --            (6,439)
                                         -------------     -------------      -------------     -------------     -------------
     Net investment income (loss)......            288                --            113,857               311           (62,306)
                                         -------------     -------------      -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....          2,040            63,977            637,231            45,163         8,885,227
 Cost of investments sold..............         (2,348)          (65,525)          (704,359)          (45,074)      (10,565,599)
                                         -------------     -------------      -------------     -------------     -------------
     Net realized gain (loss) on
       investments.....................           (308)           (1,548)           (67,128)               89        (1,680,372)
 Realized gain distribution received...             --                --              8,127                --                --
 Change in unrealized appreciation
   (depreciation) on investments.......        (12,582)           (1,701)        (1,492,287)              505           751,411
                                         -------------     -------------      -------------     -------------     -------------
     Net gain (loss) on investments....        (12,890)           (3,249)        (1,551,288)              594          (928,961)
                                         -------------     -------------      -------------     -------------     -------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $     (12,602)    $      (3,249)     $  (1,437,431)    $         905     $    (991,267)
                                         =============     =============      =============     =============     =============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                         FIDELITY VIP                                               JANUS ASPEN
     FIDELITY VIP         INVESTMENT        FIDELITY VIP        FIDELITY VIP          SERIES          JANUS ASPEN
       INDEX 500          GRADE BOND           MID CAP            OVERSEAS          AGGRESSIVE          SERIES
    (INITIAL CLASS)   (INITIAL CLASS)(E)   (INITIAL CLASS)   (INITIAL CLASS)(A)       GROWTH           BALANCED
    ---------------------------------------------------------------------------------------------------------------
     $       1,178      $          --       $       3,267      $          --       $          --     $   1,814,320
                --                 --                  --                 --                  --          (382,136)
                --                 --                  --                 --                  --           (36,593)
     -------------      -------------       -------------      -------------       -------------     -------------
             1,178                 --               3,267                 --                  --         1,395,591
     -------------      -------------       -------------      -------------       -------------     -------------
             5,837             21,826              32,004                131               1,130         2,213,272
            (7,075)           (21,697)            (34,358)              (149)             (1,192)       (2,313,403)
     -------------      -------------       -------------      -------------       -------------     -------------
            (1,238)               129              (2,354)               (18)                (62)         (100,131)
                --                 --                  --                 --                  --                --
           (23,160)               863             (43,618)              (219)               (112)       (6,432,043)
     -------------      -------------       -------------      -------------       -------------     -------------
           (24,398)               992             (45,972)              (237)               (174)       (6,532,174)
     -------------      -------------       -------------      -------------       -------------     -------------
     $     (23,220)     $         992       $     (42,705)     $        (237)      $        (174)    $  (5,136,583)
     =============      =============       =============      =============       =============     =============

       JANUS ASPEN
         SERIES
        WORLDWIDE
         GROWTH
     ---------------
      $     710,025
           (413,339)
            (46,709)
      -------------
            249,977
      -------------
          2,344,695
         (4,174,647)
      -------------
         (1,829,952)
                 --
        (20,771,292)
      -------------
        (22,601,244)
      -------------
      $ (22,351,267)
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                          MAINSTAY VP                   MAINSTAY VP
                                                             BOND                  CAPITAL APPRECIATION
                                                  ---------------------------   ---------------------------
                                                      2002           2001           2002           2001
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    795,201   $    622,371   $ (1,046,371)  $ (1,238,534)
   Net realized gain (loss) on investments......        16,009         31,986    (17,909,594)   (79,591,610)
   Realized gain distribution received..........        18,759             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       757,241        236,466    (51,462,147)    22,344,552
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     1,587,210        890,823    (70,418,112)   (58,485,592)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Net Asset Contributions of New York Life
     Insurance and Annuity Corporation..........            --             --             --             --
   Payments received from policyowners..........     5,400,541      3,094,486     60,728,045     70,231,143
   Cost of insurance............................    (1,705,342)    (1,127,337)   (22,129,678)   (23,768,439)
   Policyowners' surrenders.....................      (832,790)      (614,735)    (9,122,762)    (9,399,017)
   Net transfers from (to) Fixed Account........      (777,493)       889,457     (5,121,057)       628,217
   Transfers between Investment Divisions.......     1,872,307      3,710,951     (6,568,982)    (5,299,560)
   Policyowners' death benefits.................       (37,586)        (7,045)      (271,936)      (356,053)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     3,919,637      5,945,777     17,513,630     32,036,291
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,734)        (1,360)       102,770         38,824
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     5,505,113      6,835,240    (52,801,712)   (26,410,477)
NET ASSETS:
   Beginning of year............................    16,058,130      9,222,890    214,995,817    241,406,294
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 21,563,243   $ 16,058,130   $162,194,105   $214,995,817
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    347,895   $  1,145,398
   Net realized gain (loss) on investments......         2,227             61
   Realized gain distribution received..........           356            178
   Change in unrealized appreciation
     (depreciation) on investments..............           (53)            (9)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       350,425      1,145,628
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Net Asset Contributions of New York Life
     Insurance and Annuity Corporation..........            --             --
   Payments received from policyowners..........    14,399,746     13,398,593
   Cost of insurance............................    (3,686,302)    (2,264,699)
   Policyowners' surrenders.....................   (14,012,219)    (2,784,676)
   Net transfers from (to) Fixed Account........    (8,283,610)    10,088,200
   Transfers between Investment Divisions.......    (3,761,623)    (4,630,171)
   Policyowners' death benefits.................       (41,353)       (42,574)
                                                  ------------   ------------
     Net contributions and (withdrawals)........   (15,385,361)    13,764,673
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (788)        (1,738)
                                                  ------------   ------------
       Increase (decrease) in net assets........   (15,035,724)    14,908,563
NET ASSETS:
   Beginning of year............................    58,901,467     43,992,904
                                                  ------------   ------------
   End of year..................................  $ 43,865,743   $ 58,901,467
                                                  ============   ============

                                                          MAINSTAY VP
                                                          HIGH YIELD                    MAINSTAY VP
                                                        CORPORATE BOND                INDEXED EQUITY
                                                  ---------------------------   ---------------------------
                                                      2002           2001           2002           2001
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  4,125,970   $  3,851,627   $  1,049,559   $    644,213
   Net realized gain (loss) on investments......    (1,614,806)      (599,461)    (5,592,175)   (30,590,585)
   Realized gain distribution received..........            --             --        449,921      1,591,707
   Change in unrealized appreciation
     (depreciation) on investments..............    (2,047,603)    (2,048,649)   (33,398,038)    10,974,211
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       463,561      1,203,517    (37,490,733)   (17,380,454)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Net Asset Contributions of New York Life
     Insurance and Annuity Corporation..........            --             --             --             --
   Payments received from policyowners..........     9,784,242      9,114,697     49,809,832     51,695,550
   Cost of insurance............................    (4,056,216)    (3,371,265)   (16,371,136)   (16,044,133)
   Policyowners' surrenders.....................    (1,731,811)    (1,377,336)    (6,626,214)    (5,149,292)
   Net transfers from (to) Fixed Account........     1,354,861      1,580,803      1,384,493      4,164,925
   Transfers between Investment Divisions.......       989,343        569,947     (4,499,690)      (943,270)
   Policyowners' death benefits.................       (83,568)      (136,115)      (163,894)      (179,650)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     6,256,851      6,380,731     23,533,391     33,544,130
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         1,609           (903)        64,675          3,085
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     6,722,021      7,583,345    (13,892,667)    16,166,761
NET ASSETS:
   Beginning of year............................    35,342,149     27,758,804    151,089,704    134,922,943
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 42,064,170   $ 35,342,149   $137,197,037   $151,089,704
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                     INTERNATIONAL EQUITY
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     60,953   $     44,168
   Net realized gain (loss) on investments......       (66,155)    (1,513,171)
   Realized gain distribution received..........            --         18,355
   Change in unrealized appreciation
     (depreciation) on investments..............      (245,060)       524,384
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................      (250,262)      (926,264)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Net Asset Contributions of New York Life
     Insurance and Annuity Corporation..........            --             --
   Payments received from policyowners..........     1,797,352      1,840,469
   Cost of insurance............................      (714,413)      (628,007)
   Policyowners' surrenders.....................      (274,188)      (226,059)
   Net transfers from (to) Fixed Account........       (11,429)         2,878
   Transfers between Investment Divisions.......       617,580       (477,959)
   Policyowners' death benefits.................        (4,772)       (23,593)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,410,130        487,729
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         1,326            836
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,161,194       (437,699)
NET ASSETS:
   Beginning of year............................     6,462,117      6,899,816
                                                  ------------   ------------
   End of year..................................  $  7,623,311   $  6,462,117
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(g) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            CONVERTIBLE                  EQUITY INCOME                  GOVERNMENT                   GROWTH EQUITY
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2002           2001           2002         2001(A)          2002           2001           2002           2001
    ---------------------------------------------------------------------------------------------------------------------
    $    405,605   $    439,260   $     46,118   $     14,017   $    461,191   $    369,814   $    237,831   $     44,910
        (304,022)       (54,324)      (137,372)        (2,772)       190,929         28,606     (2,243,699)    (3,562,510)
              --             --             --             --             --             --             --             --
      (1,508,947)      (636,724)    (1,488,949)       (11,626)       537,329        (26,980)   (18,118,866)   (10,785,710)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,407,364)      (251,788)    (1,580,203)          (381)     1,189,449        371,440    (20,124,734)   (14,303,310)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --      5,000,000             --             --             --             --
       5,869,218      5,301,842      2,250,866        441,023      3,009,815      4,136,139     21,948,064     24,222,605
      (1,715,257)    (1,423,523)      (536,276)       (52,717)    (1,059,878)      (590,750)    (7,657,600)    (7,771,273)
        (621,857)      (294,685)       (87,078)        (3,025)      (563,351)      (415,151)    (2,843,775)    (3,693,159)
         704,555      2,098,718        941,302        386,565        554,983      1,103,026     (1,759,681)     2,808,691
         393,604      1,241,107      2,426,955        810,998      6,200,735      1,541,914     (1,384,677)    (1,608,763)
         (18,488)        (9,761)        (4,597)            --        (26,179)        (2,817)       (65,545)       (99,011)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,611,775      6,913,698      4,991,172      6,582,844      8,116,125      5,772,361      8,236,786     13,859,090
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,340           (522)         2,806           (124)        (1,541)          (485)        32,278          9,997
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,206,751      6,661,388      3,413,775      6,582,339      9,304,033      6,143,316    (11,855,670)      (434,223)
      14,168,192      7,506,804      6,582,339             --     10,461,378      4,318,062     76,672,963     77,107,186
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 17,374,943   $ 14,168,192   $  9,996,114   $  6,582,339   $ 19,765,411   $ 10,461,378   $ 64,817,293   $ 76,672,963
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           MID CAP CORE                 MID CAP GROWTH               SMALL CAP GROWTH
    ---------------------------   ---------------------------   ---------------------------
        2002         2001(A)          2002         2001(A)          2002         2001(A)
    ---------------------------------------------------------------------------------------
    $    (19,832)  $     (8,372)  $    (34,947)  $    (16,051)  $    (38,567)  $    (16,717)
         (46,934)        (2,374)       (30,665)        (3,957)      (242,806)        23,501
              --             --             --             --             --             --
        (735,856)      (291,492)    (1,767,219)      (392,959)    (1,577,624)      (209,715)
    ------------   ------------   ------------   ------------   ------------   ------------
        (802,622)      (302,238)    (1,832,831)      (412,967)    (1,858,997)      (202,931)
    ------------   ------------   ------------   ------------   ------------   ------------
              --      5,000,000             --      5,000,000             --      5,000,000
         633,511         54,866        979,585        131,700      1,264,778        148,766
        (134,631)       (10,125)      (223,284)       (21,645)      (315,037)       (27,131)
         (31,303)        (1,211)       (17,619)        (1,021)       (50,822)        (2,775)
         121,187        160,569        553,613        141,999        447,912        154,581
         570,710         90,228        482,397        236,044      1,149,352        419,228
            (107)            --             --             --           (933)            --
    ------------   ------------   ------------   ------------   ------------   ------------
       1,159,367      5,294,327      1,774,692      5,487,077      2,495,250      5,692,669
    ------------   ------------   ------------   ------------   ------------   ------------
           1,661             71          2,670            (37)         2,714           (280)
    ------------   ------------   ------------   ------------   ------------   ------------
         358,406      4,992,160        (55,469)     5,074,073        638,967      5,489,458
       4,992,160             --      5,074,073             --      5,489,458             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $  5,350,566   $  4,992,160   $  5,018,604   $  5,074,073   $  6,128,425   $  5,489,458
    ============   ============   ============   ============   ============   ============


             MAINSTAY VP
            TOTAL RETURN
     ---------------------------
         2002           2001
     ---------------------------
     $    906,078   $    960,965
          (76,900)       502,968
               --         69,277
       (9,820,159)    (7,297,090)
     ------------   ------------
       (8,990,981)    (5,763,880)
     ------------   ------------
               --             --
       12,180,978     13,560,124
       (5,199,225)    (4,999,775)
       (2,122,899)    (2,048,263)
         (332,959)       758,511
         (708,515)      (412,182)
         (155,717)       (64,295)
     ------------   ------------
        3,661,663      6,794,120
     ------------   ------------
           13,705          2,311
     ------------   ------------
       (5,315,613)     1,032,551
       50,207,162     49,174,611
     ------------   ------------
     $ 44,891,549   $ 50,207,162
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2002
and December 31, 2001

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                             VALUE                    INCOME & GROWTH
                                                  ---------------------------   ---------------------------
                                                      2002           2001           2002           2001
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    378,435   $    348,308   $     19,134   $      9,678
   Net realized gain (loss) on investments......      (548,221)       852,754       (104,460)       (27,997)
   Realized gain distribution received..........        67,665      1,903,612             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............   (10,625,185)    (3,037,243)      (500,515)      (106,440)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................   (10,727,306)        67,431       (585,841)      (124,759)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    13,086,031     11,058,155      1,168,604      1,049,073
   Cost of insurance............................    (4,803,853)    (4,049,417)      (311,190)      (248,190)
   Policyowners' surrenders.....................    (1,700,065)    (1,668,501)       (81,243)       (58,124)
   Net transfers from (to) Fixed Account........       657,910      1,327,277        109,651        365,537
   Transfers between Investment Divisions.......       923,047      2,835,675        133,973        248,428
   Policyowners' death benefits.................       (50,724)       (62,442)        (6,611)        (1,408)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     8,112,346      9,440,747      1,013,184      1,355,316
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        19,456         (2,870)           890            (20)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    (2,595,504)     9,505,308        428,233      1,230,537
NET ASSETS:
   Beginning of year............................    43,957,867     34,452,559      2,367,849      1,137,312
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 41,362,363   $ 43,957,867   $  2,796,082   $  2,367,849
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                         COMPANY VALUE
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      5,275   $      9,439
   Net realized gain (loss) on investments......       (72,036)        (4,333)
   Realized gain distribution received..........            --         45,510
   Change in unrealized appreciation
     (depreciation) on investments..............      (751,026)       (74,184)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................      (817,787)       (23,568)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,568,100      1,342,060
   Cost of insurance............................      (382,256)      (300,251)
   Policyowners' surrenders.....................       (68,276)       (47,905)
   Net transfers from (to) Fixed Account........       131,181        615,530
   Transfers between Investment Divisions.......        49,350        473,023
   Policyowners' death benefits.................          (198)            --
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,297,901      2,082,457
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         1,056            (64)
                                                  ------------   ------------
       Increase (decrease) in net assets........       481,170      2,058,825
NET ASSETS:
   Beginning of year............................     2,691,731        632,906
                                                  ------------   ------------
   End of year..................................  $  3,172,901   $  2,691,731
                                                  ============   ============

                                                                                        DREYFUS IP
                                                            CALVERT                  TECHNOLOGY GROWTH
                                                        SOCIAL BALANCED              (INITIAL SHARES)
                                                  ---------------------------   ---------------------------
                                                      2002           2001           2002         2001(A)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     62,391   $     70,878   $     (4,219)  $       (401)
   Net realized gain (loss) on investments......       (83,753)       (44,485)       (92,583)        (1,184)
   Realized gain distribution received..........            --         40,242             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (311,974)      (203,088)      (309,387)        24,974
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................      (333,336)      (136,453)      (406,189)        23,389
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       894,339        810,573        542,687         67,193
   Cost of insurance............................      (262,446)      (235,311)      (127,852)       (13,332)
   Policyowners' surrenders.....................      (146,316)       (87,641)        (8,135)          (456)
   Net transfers from (to) Fixed Account........        81,549        174,991        242,751         73,245
   Transfers between Investment Divisions.......       193,955         13,936        243,543        324,946
   Policyowners' death benefits.................          (805)            --            (30)            --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       760,276        676,548        892,964        451,596
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           493             28            445            (10)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       427,433        540,123        487,220        474,975
NET ASSETS:
   Beginning of year............................     2,188,189      1,648,066        474,975             --
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $  2,615,622   $  2,188,189   $    962,195   $    474,975
                                                  ============   ============   ============   ============

                                                         FIDELITY VIP
                                                         CONTRAFUND(R)
                                                        (INITIAL CLASS)
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     81,983   $     32,559
   Net realized gain (loss) on investments......      (702,805)    (1,055,959)
   Realized gain distribution received..........            --      1,347,453
   Change in unrealized appreciation
     (depreciation) on investments..............    (6,121,586)    (7,193,941)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    (6,742,408)    (6,869,888)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    20,803,195     22,571,147
   Cost of insurance............................    (7,068,273)    (6,517,305)
   Policyowners' surrenders.....................    (2,642,680)    (2,275,513)
   Net transfers from (to) Fixed Account........      (186,803)     1,507,180
   Transfers between Investment Divisions.......       121,398        (47,574)
   Policyowners' death benefits.................       (38,722)       (78,399)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    10,988,115     15,159,536
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        12,598          4,085
                                                  ------------   ------------
       Increase (decrease) in net assets........     4,258,305      8,293,733
NET ASSETS:
   Beginning of year............................    59,778,139     51,484,406
                                                  ------------   ------------
   End of year..................................  $ 64,036,444   $ 59,778,139
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(g) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     ALGER
            MAINSTAY VP             AMERICAN
            EAGLE ASSET            LEVERAGED           ALGER AMERICAN
     MANAGEMENT GROWTH EQUITY       ALL CAP         SMALL CAPITALIZATION
    ---------------------------   ------------   ---------------------------
        2002           2001         2002(D)          2002           2001
    ------------------------------------------------------------------------
    $    (48,605)  $    (41,848)  $         --   $   (113,025)  $   (135,367)
        (830,713)      (711,304)           (31)    (1,963,361)    (5,212,133)
              --             --             --             --             --
      (2,660,979)      (354,153)          (638)    (3,919,484)       161,884
    ------------   ------------   ------------   ------------   ------------
      (3,540,297)    (1,107,305)          (669)    (5,995,870)    (5,185,616)
    ------------   ------------   ------------   ------------   ------------
       5,410,260      5,489,715             --      6,704,078      7,982,490
      (1,373,670)    (1,396,232)          (540)    (1,823,403)    (2,033,213)
        (530,244)      (259,049)            --       (657,407)      (697,920)
         281,501      1,547,499           (150)       (96,205)       453,871
         (27,818)       735,529          7,557        598,816       (137,272)
         (24,385)       (10,220)            --         (9,795)        (7,427)
    ------------   ------------   ------------   ------------   ------------
       3,735,644      6,107,242          6,867      4,716,084      5,560,529
    ------------   ------------   ------------   ------------   ------------
           4,650            164             --          9,547          5,040
    ------------   ------------   ------------   ------------   ------------
         199,997      5,000,101          6,198     (1,270,239)       379,953
      10,096,504      5,096,403             --     16,296,911     15,916,958
    ------------   ------------   ------------   ------------   ------------
    $ 10,296,501   $ 10,096,504   $      6,198   $ 15,026,672   $ 16,296,911
    ============   ============   ============   ============   ============

       AMERICAN        AMERICAN
      CENTURY VP      CENTURY VP
     INTERNATIONAL       VALUE
      (CLASS II)      (CLASS II)
     -------------   -------------
        2002(F)         2002(E)
     -----------------------------
     $         --    $         --
               --               9
               --              --
               (5)            (16)
     ------------    ------------
               (5)             (7)
     ------------    ------------
               --              --
               (5)            (18)
               --              --
              134             492
               --              --
               --              --
     ------------    ------------
              129             474
     ------------    ------------
               --              --
     ------------    ------------
              124             467
               --              --
     ------------    ------------
     $        124    $        467
     ============    ============

           FIDELITY VIP                  FIDELITY VIP                  FIDELITY VIP
           EQUITY-INCOME                    GROWTH                       INDEX 500
          (INITIAL CLASS)               (INITIAL CLASS)               (INITIAL CLASS)
    ---------------------------   ---------------------------   ---------------------------
        2002           2001           2002         2001(B)          2002         2001(B)
    ---------------------------------------------------------------------------------------
    $    229,117   $    161,862   $        312   $         --   $      1,178   $         --
        (374,692)       (53,223)        (1,443)           (86)        (1,238)           (59)
         522,044        874,045             --             --             --             --
      (5,121,633)    (2,111,253)       (43,556)        (3,797)       (23,160)          (949)
    ------------   ------------   ------------   ------------   ------------   ------------
      (4,745,164)    (1,128,569)       (44,687)        (3,883)       (23,220)        (1,008)
    ------------   ------------   ------------   ------------   ------------   ------------
       7,880,989      7,629,717             --             --          5,068         15,678
      (2,618,542)    (2,336,216)        (4,641)        (1,513)        (4,769)        (1,151)
      (1,083,320)      (949,014)            --             --             --             --
         586,579      1,281,699             --             --             15             --
         439,784      1,003,878             79        155,527          7,478         88,873
         (23,119)       (42,727)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       5,182,371      6,587,337         (4,562)       154,014          7,792        103,400
    ------------   ------------   ------------   ------------   ------------   ------------
           8,998             (8)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
         446,205      5,458,760        (49,249)       150,131        (15,428)       102,392
      23,642,087     18,183,327        150,131             --        102,392             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 24,088,292   $ 23,642,087   $    100,882   $    150,131   $     86,964   $    102,392
    ============   ============   ============   ============   ============   ============

      FIDELITY VIP
       INVESTMENT             FIDELITY VIP            FIDELITY VIP
       GRADE BOND                MID CAP                OVERSEAS
     (INITIAL CLASS)         (INITIAL CLASS)         (INITIAL CLASS)
     ---------------   ---------------------------   ---------------
         2002(G)           2002         2001(B)          2002(C)
     ---------------------------------------------------------------
      $         --     $      3,267   $         --    $         --
               129           (2,354)          (172)            (18)
                --               --             --              --
               863          (43,618)        11,024            (219)
      ------------     ------------   ------------    ------------
               992          (42,705)        10,852            (237)
      ------------     ------------   ------------    ------------
                --            5,645         14,137              --
              (177)         (19,521)        (2,399)           (130)
                --               --             --              --
              (129)             424           (100)             --
            50,708          104,713        321,470           1,178
                --               --             --              --
      ------------     ------------   ------------    ------------
            50,402           91,261        333,108           1,048
      ------------     ------------   ------------    ------------
                --               --             --              --
      ------------     ------------   ------------    ------------
            51,394           48,556        343,960             811
                --          343,960             --              --
      ------------     ------------   ------------    ------------
      $     51,394     $    392,516   $    343,960    $        811
      ============     ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2002
and December 31, 2001

                                                      JANUS ASPEN SERIES            JANUS ASPEN SERIES
                                                       AGGRESSIVE GROWTH                 BALANCED
                                                  ---------------------------   ---------------------------
                                                      2002         2001(B)          2002           2001
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --   $  1,395,591   $  1,203,588
   Net realized gain (loss) on investments......           (62)             3       (100,131)       213,465
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............          (112)            74     (6,432,043)    (4,047,701)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................          (174)            77     (5,136,583)    (2,630,648)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         1,553          1,127     25,506,150     25,078,914
   Cost of insurance............................          (164)           (62)    (7,820,315)    (6,905,174)
   Policyowners' surrenders.....................            --             --     (2,877,257)    (2,005,767)
   Net transfers from (to) Fixed Account........             8             --      1,584,432      5,144,445
   Transfers between Investment Divisions.......            --             --        418,266       (215,828)
   Policyowners' death benefits.................            --             --        (98,683)       (60,360)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........         1,397          1,065     16,712,593     21,036,230
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --          9,287           (185)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........         1,223          1,142     11,585,297     18,405,397
NET ASSETS:
   Beginning of year............................         1,142             --     62,714,978     44,309,581
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $      2,365   $      1,142   $ 74,300,275   $ 62,714,978
                                                  ============   ============   ============   ============


                                                      JANUS ASPEN SERIES
                                                       WORLDWIDE GROWTH
                                                  ---------------------------
                                                      2002           2001
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    249,977   $    (89,150)
   Net realized gain (loss) on investments......    (1,829,952)    (1,141,654)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............   (20,771,292)   (17,719,688)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................   (22,351,267)   (18,950,492)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    29,009,024     33,537,409
   Cost of insurance............................    (8,590,662)    (9,272,978)
   Policyowners' surrenders.....................    (3,174,246)    (2,394,753)
   Net transfers from (to) Fixed Account........      (703,861)     2,963,613
   Transfers between Investment Divisions.......    (2,868,183)    (2,783,681)
   Policyowners' death benefits.................       (37,453)       (71,655)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    13,634,619     21,977,955
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        35,656         12,131
                                                  ------------   ------------
       Increase (decrease) in net assets........    (8,680,992)     3,039,594
NET ASSETS:
   Beginning of year............................    78,054,169     75,014,575
                                                  ------------   ------------
   End of year..................................  $ 69,373,177   $ 78,054,169
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(g) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                           NEUBERGER
                                          BERMAN AMT                                          T. ROWE PRICE
         MFS(R) INVESTORS                   MID-CAP                    T. ROWE PRICE            LIMITED-
           TRUST SERIES                     GROWTH                     EQUITY INCOME            TERM BOND
    ---------------------------   ---------------------------   ---------------------------   -------------
        2002         2001(B)          2002         2001(B)          2002           2001          2002(G)
    -------------------------------------------------------------------------------------------------------
    $        288   $         --   $         --   $         --   $    113,857   $     34,153   $        311
            (308)           (19)        (1,548)             7        (67,128)         6,191             89
              --             --             --             --          8,127         71,721             --
         (12,582)          (177)        (1,701)           584     (1,492,287)       (33,151)           505
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (12,602)          (196)        (3,249)           591     (1,437,431)        78,914            905
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --         19,180          3,922      4,518,057      2,372,744             --
          (1,658)          (522)        (1,066)           (74)    (1,126,436)      (517,001)          (298)
              --             --             --             --       (260,509)      (133,368)            --
              10         61,356         45,795             --      1,115,172      1,525,570           (122)
              --             --        (55,508)            --      2,100,007      2,022,469         85,267
              --             --             --             --         (4,730)          (118)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,648)        60,834          8,401          3,848      6,341,561      5,270,296         84,847
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --          2,501           (133)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (14,250)        60,638          5,152          4,439      4,906,631      5,349,077         85,752
          60,638             --          4,439             --      6,113,377        764,300             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     46,388   $     60,638   $      9,591   $      4,439   $ 11,020,008   $  6,113,377   $     85,752
    ============   ============   ============   ============   ============   ============   ============


             VAN KAMPEN
                 UIF
       EMERGING MARKETS EQUITY
     ---------------------------
         2002           2001
     ---------------------------
     $    (62,306)  $    (49,648)
       (1,680,372)    (1,305,179)
               --             --
          751,411        908,225
     ------------   ------------
         (991,267)      (446,602)
     ------------   ------------
        3,501,462      3,931,327
       (1,138,898)    (1,038,262)
         (462,808)      (345,177)
         (115,199)        22,119
         (307,104)      (287,910)
           (6,791)        (8,444)
     ------------   ------------
        1,470,662      2,273,653
     ------------   ------------
            1,719             --
     ------------   ------------
          481,114      1,827,051
        8,946,865      7,119,814
     ------------   ------------
     $  9,427,979   $  8,946,865
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and Survivorship Variable Universal Life ("SVUL") - Series
2). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc.") (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to VUL, SVUL Series 1 and 2, VUL 2000 Series 1 and 2 and SPVUL Series 1 and 2 Policyowners; forty of these Investment Divisions are available for Pinnacle VUL and Pinnacle SVUL policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization, Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, T. Rowe Price Equity Income, and Van Kampen UIF Emerging Markets Equity (formerly known as Morgan Stanley UIF Emerging Markets Equity). Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap, Alger American Small Capitalization, American Century VP International (Class II), American Century VP Value (Class II), Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Small Cap (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Investment Grade Bond (Initial Class), Fidelity VIP Mid Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series, MFS(R) New Discovery Series, MFS(R) Research Series, MFS(R) Utilities Series, Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income, T. Rowe Price Limited-Term Bond, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt, Van Kampen UIF Emerging Markets Equity (formerly, "Morgan Stanley UIF Emerging Markets Equity"), and Van Kampen UIF U.S. Real Estate.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

For SVUL, VUL 2000, SPVUL, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 Policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, Pinnacle VUL, Pinnacle SVUL or VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2002, the investments of VUL Separate Account-I are as follows:

                                                                 MAINSTAY VP      MAINSTAY VP
                                                MAINSTAY VP        CAPITAL            CASH         MAINSTAY VP
                                                    BOND         APPRECIATION      MANAGEMENT      CONVERTIBLE
                                               -----------------------------------------------------------------
Number of shares.............................         1,573            9,949           43,927            1,925
Identified cost..............................    $   20,954       $  223,950       $   43,929       $   20,492


                                                MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                  MID CAP          MID CAP         SMALL CAP          TOTAL
                                                    CORE            GROWTH           GROWTH           RETURN
                                               -----------------------------------------------------------------
Number of shares.............................           657              769              874            3,318
Identified cost..............................    $    6,387       $    7,187       $    7,926       $   57,880

  Investment activity for the year ended December 31, 2002, was as follows:


                                                                 MAINSTAY VP      MAINSTAY VP
                                                MAINSTAY VP        CAPITAL            CASH         MAINSTAY VP
                                                    BOND         APPRECIATION      MANAGEMENT      CONVERTIBLE
                                               -----------------------------------------------------------------
Purchases....................................    $    9,215       $  149,976       $  599,530       $    6,419
Proceeds from sales..........................         4,476          133,512          614,573            1,395


                                                MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                  MID CAP          MID CAP         SMALL CAP          TOTAL
                                                    CORE            GROWTH           GROWTH           RETURN
                                               -----------------------------------------------------------------
Purchases....................................    $    1,499       $    1,955       $    3,397       $    7,058
Proceeds from sales..........................           358              214              937            2,488

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


     MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         HIGH YIELD        INDEXED       INTERNATIONAL
        INCOME         GOVERNMENT         EQUITY       CORPORATE BOND       EQUITY           EQUITY
    ---------------------------------------------------------------------------------------------------
           1,202            1,792            4,335            5,703            7,771              805
      $   11,512       $   19,262       $  104,792       $   54,074       $  172,207       $    7,722

                      MAINSTAY VP
                        AMERICAN       MAINSTAY VP      MAINSTAY VP         ALGER            ALGER
                        CENTURY       DREYFUS LARGE     EAGLE ASSET        AMERICAN         AMERICAN
     MAINSTAY VP        INCOME &         COMPANY         MANAGEMENT       LEVERAGED          SMALL
        VALUE            GROWTH           VALUE        GROWTH EQUITY       ALL CAP       CAPITALIZATION
    ---------------------------------------------------------------------------------------------------
           3,480              344              397            1,158               --            1,233
      $   52,999       $    3,490       $    3,987       $   14,560       $        7       $   18,595


     MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         HIGH YIELD        INDEXED       INTERNATIONAL
        INCOME         GOVERNMENT         EQUITY       CORPORATE BOND       EQUITY           EQUITY
    ---------------------------------------------------------------------------------------------------
      $    6,018       $   11,350       $   12,153       $   13,519       $  189,754       $   22,516
             974            2,761            3,670            3,130          164,694           21,043

                      MAINSTAY VP
                        AMERICAN       MAINSTAY VP      MAINSTAY VP         ALGER            ALGER
                        CENTURY       DREYFUS LARGE     EAGLE ASSET        AMERICAN         AMERICAN
     MAINSTAY VP        INCOME &         COMPANY         MANAGEMENT       LEVERAGED          SMALL
        VALUE            GROWTH           VALUE        GROWTH EQUITY       ALL CAP       CAPITALIZATION
    ---------------------------------------------------------------------------------------------------
      $   10,402       $    1,294       $    1,593       $    4,476       $        7       $  457,823
           1,831              260              289              785               --          453,230

--------------------------------------------------------------------------------

                                                   AMERICAN           AMERICAN                             DREYFUS IP
                                                  CENTURY VP         CENTURY VP          CALVERT           TECHNOLOGY
                                                INTERNATIONAL          VALUE              SOCIAL             GROWTH
                                                  (CLASS II)         (CLASS II)          BALANCED       (INITIAL SHARES)
                                               -------------------------------------------------------------------------
Number of shares.............................             --                 --              1,746                168
Identified cost..............................     $       --         $       --         $    3,269         $    1,248


                                                   FIDELITY           FIDELITY         JANUS ASPEN
                                                     VIP                VIP               SERIES          JANUS ASPEN
                                                   MID CAP            OVERSEAS          AGGRESSIVE           SERIES
                                               (INITIAL CLASS)    (INITIAL CLASS)         GROWTH            BALANCED
                                               -------------------------------------------------------------------------
Number of shares.............................             22                 --                 --              3,614
Identified cost..............................     $      425         $        1         $        2         $   86,165

  Investment activity for the year ended December 31, 2002, was as follows:

                                                   AMERICAN           AMERICAN                             DREYFUS IP
                                                  CENTURY VP         CENTURY VP          CALVERT           TECHNOLOGY
                                                INTERNATIONAL          VALUE              SOCIAL             GROWTH
                                                  (CLASS II)         (CLASS II)          BALANCED       (INITIAL SHARES)
                                               -------------------------------------------------------------------------
Purchases....................................     $       --         $        1         $    1,047         $    1,159
Proceeds from sales..........................             --                  1                223                269


                                                   FIDELITY           FIDELITY         JANUS ASPEN
                                                     VIP                VIP               SERIES          JANUS ASPEN
                                                   MID CAP            OVERSEAS          AGGRESSIVE           SERIES
                                               (INITIAL CLASS)    (INITIAL CLASS)         GROWTH            BALANCED
                                               -------------------------------------------------------------------------
Purchases....................................     $      127         $        1         $        3         $   20,344
Proceeds from sales..........................             32                 --                  1              2,213

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                    FIDELITY
        FIDELITY           FIDELITY           FIDELITY           FIDELITY             VIP
          VIP                VIP                VIP                VIP             INVESTMENT
     CONTRAFUND(R)      EQUITY-INCOME          GROWTH           INDEX 500          GRADE BOND
    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    --------------------------------------------------------------------------------------------
            3,544              1,329                  4                  1                  4
       $   81,080         $   30,675         $      148         $      111         $       51

                                                                                                      VAN KAMPEN
      JANUS ASPEN           MFS(R)           NEUBERGER                              T. ROWE              UIF
         SERIES           INVESTORS          BERMAN AMT          T. ROWE             PRICE             EMERGING
       WORLDWIDE            TRUST             MID-CAP             PRICE           LIMITED-TERM         MARKETS
         GROWTH             SERIES             GROWTH         EQUITY INCOME           BOND              EQUITY
    ---------------------------------------------------------------------------------------------------------------
            3,301                  3                  1                675                 17              1,563
       $  123,366         $       59         $       11         $   12,524         $       85         $   11,008

                                                                                    FIDELITY
        FIDELITY           FIDELITY           FIDELITY           FIDELITY             VIP
          VIP                VIP                VIP                VIP             INVESTMENT
     CONTRAFUND(R)      EQUITY-INCOME          GROWTH           INDEX 500          GRADE BOND
    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    --------------------------------------------------------------------------------------------
       $   12,958         $    7,371         $       --         $       15         $       72
            1,870              1,429                  5                  6                 22

                                                                                                      VAN KAMPEN
      JANUS ASPEN           MFS(R)           NEUBERGER                              T. ROWE              UIF
         SERIES           INVESTORS          BERMAN AMT          T. ROWE             PRICE             EMERGING
       WORLDWIDE            TRUST             MID-CAP             PRICE           LIMITED-TERM         MARKETS
         GROWTH             SERIES             GROWTH         EQUITY INCOME           BOND              EQUITY
    ---------------------------------------------------------------------------------------------------------------
       $   16,245         $        1         $       72         $    7,111         $      130         $   10,296
            2,345                  2                 64                637                 45              8,885

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, Pinnacle VUL, and Pinnacle SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)* policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)* the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, and Pinnacle SVUL policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)*, SPVUL (Series 2)*, SVUL (Series
      2)*, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)* and VUL 2000 (Series 2)* policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)* policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

Separate Account Charges:

NYLIAC assesses, on a daily basis, a mortality and expense risk charge based on the value of the separate account assets. On an annual percentage basis, the charges vary by product: VUL 0.70%**, SVUL (Series 1) 0.70%**, VUL 2000 (Series
1) 0.50% and SPVUL (Series 1) 0.50%.

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial

------------
 * Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

** Includes a .10% administrative service charge.

withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. The maximum surrender charge on VUL policies is shown on the policy's data page; the maximum surrender charge on VUL 2000 policies is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)* policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, this charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, this charge is deducted during the first 9 policy years. The surrender charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. The surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
* Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2002 and December 31, 2001 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                    BOND                  CAPITAL APPRECIATION
                                         ---------------------------   ---------------------------
                                             2002         2001(A)          2002         2001(A)
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --             --             --             --
Units issued on payments received from
  policyowners.........................        154            115          2,359          2,178
Units redeemed on cost of insurance....        (62)           (54)          (985)          (820)
Units redeemed on surrenders...........        (29)           (37)          (419)          (376)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       (113)           (13)          (332)          (180)
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         92            164           (347)          (192)
Units redeemed on death benefits.......         (2)            --            (14)           (15)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         40            175            262            595
Units outstanding, beginning of year...        753            578          8,468          7,873
                                            ------         ------         ------         ------
Units outstanding, end of year.........        793            753          8,730          8,468
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        219            112          2,745          2,306
Units redeemed on cost of insurance....        (52)           (24)          (687)          (556)
Units redeemed on surrenders...........        (28)            (4)          (235)           (79)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         57             94             57            523
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         20             92            (99)           (25)
Units redeemed on death benefits.......         (1)            --             (3)            (2)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        215            270          1,778          2,167
Units outstanding, beginning of year...        325             55          3,603          1,436
                                            ------         ------         ------         ------
Units outstanding, end of year.........        540            325          5,381          3,603
                                            ======         ======         ======         ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................         --             --              2             --
Units redeemed on cost of insurance....         (1)            --             (1)            --
Units redeemed on surrenders...........         --             --             --             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          1              1             --             --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................          4             --              5              7
Units redeemed on death benefits.......         --             --             --             --
                                            ------         ------         ------         ------
  Net increase (decrease)..............          4              1              6              7
Units outstanding, beginning of year...          1             --              7             --
                                            ------         ------         ------         ------
Units outstanding, end of year.........          5              1             13              7
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                        MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                     EQUITY                      MAINSTAY VP
          CASH MANAGEMENT                 CONVERTIBLE                     INCOME                      GOVERNMENT
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2002         2001(A)          2002         2001(A)          2002         2001(B)          2002         2001(A)
    -----------------------------------------------------------------------------------------------------------------
           --             --             --             --             --            500             --             --
        3,760          4,776            117             99             56              8             89            223
       (1,210)        (1,005)           (35)           (29)           (14)            (1)           (37)           (28)
       (9,396)        (1,922)           (13)            (9)            (6)            --            (24)           (27)
       (9,550)         1,483            (11)            20             --              4            (21)            --
        1,555           (422)            (8)            59            181             59            258             76
           (6)           (31)            --             (1)            --             --             (1)            --
      -------         ------         ------         ------         ------         ------         ------         ------
      (14,847)         2,879             50            139            217            570            264            244
       32,996         30,117            434            295            570             --            528            284
      -------         ------         ------         ------         ------         ------         ------         ------
       18,149         32,996            484            434            787            570            792            528
      =======         ======         ======         ======         ======         ======         ======         ======
        5,622          6,107            380            339            169             37            114             62
       (1,489)          (779)          (113)           (87)           (40)            (4)           (34)           (14)
         (763)          (117)           (41)           (14)            (4)            --            (13)            (1)
        2,548          6,088             61            159             66             37             34             96
       (4,624)        (3,122)            39             22             64             27            141             32
          (30)            --             (1)            --             --             --             (1)            --
      -------         ------         ------         ------         ------         ------         ------         ------
        1,264          8,177            325            419            255             97            241            175
       11,244          3,067            656            237             97             --            188             13
      -------         ------         ------         ------         ------         ------         ------         ------
       12,508         11,244            981            656            352             97            429            188
      =======         ======         ======         ======         ======         ======         ======         ======
        2,479            176              1             --             --             --             --             --
         (264)           (30)            --             --             --             --             --             --
           --             --             --             --             --             --             --             --
          837          1,437             --             --             --             --             --             --
         (595)        (1,066)             4              5             --             --              8             --
           --             --             --             --             --             --             --             --
      -------         ------         ------         ------         ------         ------         ------         ------
        2,457            517              5              5             --             --              8             --
          517             --              5             --             --             --             --             --
      -------         ------         ------         ------         ------         ------         ------         ------
        2,974            517             10              5             --             --              8             --
      =======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                                                 MAINSTAY VP                   HIGH YIELD
                                                GROWTH EQUITY                CORPORATE BOND
                                         ---------------------------   ---------------------------
                                             2002         2001(A)          2002         2001(A)
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --             --             --             --
Units issued on payments received from
  policyowners.........................        568            567            380            424
Units redeemed on cost of insurance....       (238)          (210)          (192)          (178)
Units redeemed on surrenders...........        (98)          (125)           (94)           (81)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       (112)           (43)           (50)           (36)
Units issued (redeemed) on transfers
  between
  Investment Divisions.................        (64)           (49)             2             32
Units redeemed on death benefits.......         (2)            (3)            (4)            (8)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         54            137             42            153
Units outstanding, beginning of year...      2,348          2,211          1,879          1,726
                                            ------         ------         ------         ------
Units outstanding, end of year.........      2,402          2,348          1,921          1,879
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................      1,086            890            354            241
Units redeemed on cost of insurance....       (281)          (211)           (95)           (57)
Units redeemed on surrenders...........        (79)           (31)           (25)           (10)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         55            310            139            214
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         (9)            13             84            (18)
Units redeemed on death benefits.......         (2)            (1)            (2)            --
                                            ------         ------         ------         ------
  Net increase (decrease)..............        770            970            455            370
Units outstanding, beginning of year...      1,598            628            514            144
                                            ------         ------         ------         ------
Units outstanding, end of year.........      2,368          1,598            969            514
                                            ======         ======         ======         ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................         --             --             --              1
Units redeemed on cost of insurance....         (1)            --             (2)            --
Units redeemed on surrenders...........         --             --             --             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --             73             --             --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................          1            (55)             5             22
Units redeemed on death benefits.......         --             --             --             --
                                            ------         ------         ------         ------
  Net increase (decrease)..............         --             18              3             23
Units outstanding, beginning of year...         18             --             23             --
                                            ------         ------         ------         ------
Units outstanding, end of year.........         18             18             26             23
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                    MID CAP                       MID CAP
          INDEXED EQUITY                    EQUITY                         CORE                         GROWTH
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2002         2001(a)          2002         2001(a)          2002         2001(b)          2002         2001(b)
    -----------------------------------------------------------------------------------------------------------------
           --             --             --             --             --            500             --            500
        1,272          1,211             87             98             18              1             22              4
         (482)          (420)           (42)           (38)            (4)            --             (4)            --
         (217)          (160)           (18)           (16)            (3)            --             (1)            --
         (104)           (43)           (12)            (7)            (5)             7             (3)            --
         (190)             9             44            (28)            49              7             38             14
           (6)            (5)            --             (2)            --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
          273            592             59              7             55            515             52            518
        4,392          3,800            412            405            515             --            518             --
       ------         ------         ------         ------         ------         ------         ------         ------
        4,665          4,392            471            412            570            515            570            518
       ======         ======         ======         ======         ======         ======         ======         ======
        2,378          1,841             80             64             49              5             90             11
         (608)          (435)           (21)           (15)           (11)            (1)           (21)            (2)
         (192)           (61)            (4)            (1)            (1)            --             (2)            --
          270            562             12             12             14             10             39             15
          (33)           (36)            22             --             12              3             18             12
           (3)            (3)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
        1,812          1,868             89             60             63             17            124             36
        3,241          1,373            129             69             17             --             36             --
       ------         ------         ------         ------         ------         ------         ------         ------
        5,053          3,241            218            129             80             17            160             36
       ======         ======         ======         ======         ======         ======         ======         ======
           --             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
            1             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
            1             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
            1             --             --             --             --             --             --             --
       ======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------


                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                    GROWTH                       TOTAL RETURN
                                         -----------------------------   -----------------------------
                                             2002           2001(B)          2002           2001(A)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --             500              --              --
Units issued on payments received from
  policyowners.........................         32               4             468             487
Units redeemed on cost of insurance....         (9)             (1)           (231)           (204)
Units redeemed on surrenders...........         (4)             --            (103)            (95)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         (8)             --             (70)            (48)
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         97              33             (38)            (35)
Units redeemed on death benefits.......         --              --              (8)             (3)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        108             536              18             102
Units outstanding, beginning of year...        536              --           2,197           2,095
                                            ------          ------          ------          ------
Units outstanding, end of year.........        644             536           2,215           2,197
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        116              12             435             380
Units redeemed on cost of insurance....        (28)             (2)           (126)            (90)
Units redeemed on surrenders...........         (3)             --             (34)            (13)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         42              17              58             172
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         35              13              (7)             24
Units redeemed on death benefits.......         --              --              (1)             --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        162              40             325             473
Units outstanding, beginning of year...         40              --             673             200
                                            ------          ------          ------          ------
Units outstanding, end of year.........        202              40             998             673
                                            ======          ======          ======          ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................         --              --               1              --
Units redeemed on cost of insurance....         --              --              --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --              --              --              --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         --              --              (1)             --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
Units outstanding, beginning of year...         --              --              --              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........         --              --              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
                VALUE                      INCOME & GROWTH                      VALUE                       GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2002           2001(a)          2002           2001(A)          2002           2001(A)          2002           2001(a)
    -----------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              --              --              --
          446             419              19              12              29              22             119             104
         (197)           (173)             (5)             (3)             (6)             (3)            (31)            (24)
          (86)            (83)             --              --              (1)             (2)            (30)            (13)
          (57)            (53)             --               3              (1)             10             (11)              4
           18             110              14              24               5              36              (1)             75
           (2)             (3)             --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------          ------
          122             217              28              36              26              63              46             146
        1,895           1,678              76              40              70               7             359             213
       ------          ------          ------          ------          ------          ------          ------          ------
        2,017           1,895             104              76              96              70             405             359
       ======          ======          ======          ======          ======          ======          ======          ======
          462             236             127             107             144             108             535             445
         (121)            (54)            (34)            (25)            (37)            (26)           (135)           (114)
          (18)             (2)            (10)             (7)             (7)             (2)            (41)            (16)
           88             199               8              37               7              49              19             137
           45              41              --               4              (3)             12             (24)              7
           (1)             --              (1)             --              --              --              (3)             (1)
       ------          ------          ------          ------          ------          ------          ------          ------
          455             420              90             116             104             141             351             458
          493              73             194              78             192              51             709             251
       ------          ------          ------          ------          ------          ------          ------          ------
          948             493             284             194             296             192           1,060             709
       ======          ======          ======          ======          ======          ======          ======          ======
            5              --              --              --              --              --              --              --
           (3)             --              --              --              --              --              --              --
           --              --              --              --              --              --              --              --
            7               5              --              --              --              --              --               2
           (3)             24               1              --               1              --              11              --
           --              --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------          ------
            6              29               1              --               1              --              11               2
           29              --              --              --              --              --               2              --
       ------          ------          ------          ------          ------          ------          ------          ------
           35              29               1              --               1              --              13               2
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                             ALGER                   ALGER                 AMERICAN
                                           AMERICAN                AMERICAN               CENTURY VP
                                           LEVERAGED                 SMALL               INTERNATIONAL
                                            ALL CAP             CAPITALIZATION            (CLASS II)
                                         -------------   -----------------------------   -------------
                                            2002(f)          2002           2001(a)         2002(h)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --              --              --              --
Units issued on payments received from
  policyowners.........................         --             449             422              --
Units redeemed on cost of insurance....         --            (134)           (120)             --
Units redeemed on surrenders...........         --             (48)            (45)             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --             (35)            (14)             --
Units issued (redeemed) on transfers
  between Investment Divisions.........         --             (61)             (5)             --
Units redeemed on death benefits.......         --              (1)             (1)             --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --             170             237              --
Units outstanding, beginning of year...         --           1,203             966              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........         --           1,373           1,203              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................         --             598             560              --
Units redeemed on cost of insurance....         --            (150)           (129)             --
Units redeemed on surrenders...........         --             (57)            (40)             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --               8              79              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         --             (12)            (14)             --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --             387             456              --
Units outstanding, beginning of year...         --             850             394              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........         --           1,237             850              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES (C)
Units issued on payments received from
  policyowners.........................         --               3              --              --
Units redeemed on cost of insurance....         --              (1)             --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --               5              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........          1              (3)              3              --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............          1               4               3              --
Units outstanding, beginning of year...         --               3              --              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........          1               7               3              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      AMERICAN                                               DREYFUS IP                       FIDELITY
     CENTURY VP                CALVERT                       TECHNOLOGY                          VIP
        VALUE                  SOCIAL                          GROWTH                       CONTRAFUND(R)
     (CLASS II)               BALANCED                    (INITIAL SHARES)                 (INITIAL CLASS)
    -------------   -----------------------------   -----------------------------   -----------------------------
       2002(g)          2002           2001(a)          2002           2001(b)          2002           2001(a)
    -------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              --              --
           --              22              24               8               1             716             815
           --              (9)             (9)             (3)             --            (281)           (258)
           --              (8)             (5)             --              --            (117)           (114)
           --              (2)             (2)             --               1             (64)            (38)
           --               2               1              20              27              (3)            (31)
           --              --              --              --              --              (2)             (4)
       ------          ------          ------          ------          ------          ------          ------
           --               5               9              25              29             249             370
           --              94              85              29              --           2,691           2,321
       ------          ------          ------          ------          ------          ------          ------
           --              99              94              54              29           2,940           2,691
       ======          ======          ======          ======          ======          ======          ======
           --              68              47              59               6             998             924
           --             (16)            (11)            (13)             (1)           (279)           (229)
           --              (5)             (1)             (1)             --             (88)            (41)
           --               6              21              23               7              53             221
           --              17              --               4               7               4              24
           --              --              --              --              --              (1)             (1)
       ------          ------          ------          ------          ------          ------          ------
           --              70              56              72              19             687             898
           --              95              39              19              --           1,586             688
       ------          ------          ------          ------          ------          ------          ------
           --             165              95              91              19           2,273           1,586
       ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --               2              (1)
           --              --              --              --              --              (1)             --
           --              --              --              --              --              --              --
           --              --              --              --              --              --               1
           --              --              --               3              --               2              17
           --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --               3              --               3              17
           --              --              --              --              --              17              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --               3              --              20              17
       ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                   Fidelity
                                                      VIP                          Fidelity
                                                 Equity-Income                    VIP Growth
                                                (Initial Class)                 (Initial Class)
                                         -----------------------------   -----------------------------
                                             2002           2001(a)          2002            2001
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --              --              --              --
Units issued on payments received from
  policyowners.........................        298             297              --              --
Units redeemed on cost of insurance....       (113)           (103)             --              --
Units redeemed on surrenders...........        (61)            (48)             --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (27)             (2)             --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........          8              39              --              --
Units redeemed on death benefits.......         (1)             (2)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        104             181              --              --
Units outstanding, beginning of year...      1,137             956              --              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........      1,241           1,137              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        353             269              --              --
Units redeemed on cost of insurance....       (101)            (65)             --              --
Units redeemed on surrenders...........        (24)            (19)             --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         63             119              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         28              34              --              --
Units redeemed on death benefits.......         --              (1)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        319             337              --              --
Units outstanding, beginning of year...        536             199              --              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........        855             536              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................          4              --              --              --
Units redeemed on cost of insurance....         --              --              --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          6              --              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         (4)             --              --              15
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............          6              --              --              15
Units outstanding, beginning of year...         --              --              15              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........          6              --              15              15
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

              FIDELITY               FIDELITY VIP                                        FIDELITY        JANUS ASPEN
                 VIP                  INVESTMENT                FIDELITY                    VIP            SERIES
              INDEX 500               GRADE BOND               VIP MID CAP               OVERSEAS        AGGRESSIVE
           (INITIAL CLASS)          (INITIAL CLASS)          (INITIAL CLASS)          (INITIAL CLASS)      GROWTH
    -----------------------------   ---------------   -----------------------------   ---------------   -------------
        2002            2001            2002(i)           2002            2001            2002(d)           2002
    -----------------------------------------------------------------------------------------------------------------
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           --              --                --              --              --                --              --
       ======          ======            ======          ======          ======            ======          ======
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           --              --                --              --              --                --              --
       ======          ======            ======          ======          ======            ======          ======
            1               1                --               1               1                --              --
           (1)             --                --              (2)             --                --              --
           --              --                --              --              --                --              --
           --              --                --              --              --                --              --
            1               9                 5              10              32                --              --
           --              --                --              --              --                --              --
       ------          ------            ------          ------          ------            ------          ------
            1              10                 5               9              33                --              --
           10              --                --              33              --                --              --
       ------          ------            ------          ------          ------            ------          ------
           11              10                 5              42              33                --              --
       ======          ======            ======          ======          ======            ======          ======

      JANUS ASPEN
        SERIES
      AGGRESSIVE
        GROWTH
     -------------
         2001
    -----------------------------------------------------------------------------------------------------
            --
            --
            --
            --
            --
            --
            --
        ------
            --
            --
        ------
            --
        ======
            --
            --
            --
            --
            --
            --
        ------
            --
            --
        ------
            --
        ======
            --
            --
            --
            --
            --
            --
        ------
            --
            --
        ------
            --
        ======

--------------------------------------------------------------------------------


                                                                                  JANUS ASPEN
                                                  JANUS ASPEN                       SERIES
                                                    SERIES                         WORLDWIDE
                                                   BALANCED                         GROWTH
                                         -----------------------------   -----------------------------
                                             2002           2001(a)          2002           2001(a)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --              --              --              --
Units issued on payments received from
  policyowners.........................        509             544             909             886
Units redeemed on cost of insurance....       (177)           (168)           (320)           (281)
Units redeemed on surrenders...........        (86)            (77)           (142)           (101)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (48)             15            (101)            (20)
Units issued (redeemed) on transfers
  between Investment Divisions.........         10             (20)           (163)           (129)
Units redeemed on death benefits.......         (1)             (1)             (2)             (3)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        207             293             181             352
Units outstanding, beginning of year...      1,882           1,589           3,142           2,790
                                            ------          ------          ------          ------
Units outstanding, end of year.........      2,089           1,882           3,323           3,142
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................      1,521           1,362           2,023           1,799
Units redeemed on cost of insurance....       (436)           (344)           (513)           (431)
Units redeemed on surrenders...........       (127)            (52)           (152)            (63)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        150             443              46             315
Units issued (redeemed) on transfers
  between Investment Divisions.........         29               9             (94)            (60)
Units redeemed on death benefits.......         (7)             (3)             (1)             (2)
                                            ------          ------          ------          ------
  Net increase (decrease)..............      1,130           1,415           1,309           1,558
Units outstanding, beginning of year...      2,523           1,108           2,746           1,188
                                            ------          ------          ------          ------
Units outstanding, end of year.........      3,653           2,523           4,055           2,746
                                            ======          ======          ======          ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................          5               2               1               1
Units redeemed on cost of insurance....         (1)             --              (1)             --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         10               5              --               1
Units issued (redeemed) on transfers
  between Investment Divisions.........        (11)              2               8               8
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............          3               9               8              10
Units outstanding, beginning of year...          9              --              10              --
                                            ------          ------          ------          ------
Units outstanding, end of year.........         12               9              18              10
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                              NEUBERGER
               MFS(R)                        BERMAN AMT
              INVESTORS                        MID-CAP                      T. ROWE PRICE
            TRUST SERIES                       GROWTH                       EQUITY INCOME
    -----------------------------   -----------------------------   -----------------------------
        2002            2001            2002            2001            2002           2001(a)
    ---------------------------------------------------------------------------------------------
           --              --              --              --              --              --
           --              --              --              --              87              46
           --              --              --              --             (19)             (7)
           --              --              --              --             (11)             (3)
           --              --              --              --              14              20
           --              --              --              --             115             121
           --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------
           --              --              --              --             186             177
           --              --              --              --             182               5
       ------          ------          ------          ------          ------          ------
           --              --              --              --             368             182
       ======          ======          ======          ======          ======          ======
           --              --              --              --             333             171
           --              --              --              --             (84)            (40)
           --              --              --              --             (15)             (9)
           --              --              --              --              71             116
           --              --              --              --              63              47
           --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------
           --              --              --              --             368             285
           --              --              --              --             349              64
       ------          ------          ------          ------          ------          ------
           --              --              --              --             717             349
       ======          ======          ======          ======          ======          ======
           --              --               2              --              --              --
           --              --              --              --              (2)             --
           --              --              --              --              --              --
           --               6               4              --              --               2
           --              --              (5)             --              13              19
           --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------
           --               6               1              --              11              21
            6              --              --              --              21              --
       ------          ------          ------          ------          ------          ------
            6               6               1              --              32              21
       ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                  VAN KAMPEN
                                         T. ROWE PRICE                UIF
                                         LIMITED-TERM          EMERGING MARKETS
                                             BOND                   EQUITY
                                         -------------   -----------------------------
                                            2002(I)          2002           2001(A)
                                         ---------------------------------------------
GROUP 1 POLICIES
Units issued (redeemed) on
  contributions (withdrawals) by New
  York Life Insurance and Annuity
  Corporation..........................         --              --              --
Units issued on payments received from
  policyowners.........................         --             217             244
Units redeemed on cost of insurance....         --             (78)            (71)
Units redeemed on surrenders...........         --             (30)            (29)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --             (25)            (16)
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         --             (34)            (29)
Units redeemed on death benefits.......         --              --              (1)
                                            ------          ------          ------
  Net increase (decrease)..............         --              50              98
Units outstanding, beginning of year...         --             742             644
                                            ------          ------          ------
Units outstanding, end of year.........         --             792             742
                                            ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................         --             201             237
Units redeemed on cost of insurance....         --             (59)            (56)
Units redeemed on surrenders...........         --             (28)            (14)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --               4              17
Units issued (redeemed) on transfers
  between
  Investment Divisions.................         --              --              (1)
Units redeemed on death benefits.......         --              (1)             --
                                            ------          ------          ------
  Net increase (decrease)..............         --             117             183
Units outstanding, beginning of year...         --             344             161
                                            ------          ------          ------
Units outstanding, end of year.........         --             461             344
                                            ======          ======          ======
GROUP 3 POLICIES (c)
Units issued on payments received from
  policyowners.........................         --              --              --
Units redeemed on cost of insurance....         --              --              --
Units redeemed on surrenders...........         --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --              --              --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................          8              --              --
Units redeemed on death benefits.......         --              --              --
                                            ------          ------          ------
  Net increase (decrease)..............          8              --              --
Units outstanding, beginning of year...         --              --              --
                                            ------          ------          ------
Units outstanding, end of year.........          8              --              --
                                            ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 2 policies, represents the period February 23, 2001 (Commencement of Operations) through December 31, 2001.
(b) For Group 1 and 2 policies, represents the period July 2, 2001 (Commencement of Operations) through December 31, 2001.
(c) For Group 3 policies, represents the period July 10, 2001 (Commencement of Operations) through December 31, 2001.
(d) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(h) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(i) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                              Bond           Appreciation     Cash Management
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...            14                 27                396
Units redeemed on cost of insurance...................            (3)                (6)               (78)
Units redeemed on surrenders..........................            --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................            37                 34              1,416
Units issued (redeemed) on transfers between
  Investment Divisions................................             4                 --               (272)
Units redeemed on death benefits......................            --                 --                 --
                                                            --------           --------           --------
  Net increase (decrease).............................            52                 55              1,462
Units outstanding, beginning of year..................            --                 --                 --
                                                            --------           --------           --------
Units outstanding, end of year........................            52                 55              1,462
                                                            ========           ========           ========


                                                          MainStay VP        MainStay VP        MainStay VP
                                                         International         Mid Cap            Mid Cap
                                                             Equity              Core              Growth
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...             3                  6                 12
Units redeemed on cost of insurance...................            (1)                (1)                (2)
Units redeemed on surrenders..........................            --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................             4                  4                 26
Units issued (redeemed) on transfers between
  Investment Divisions................................            --                 --                 (2)
Units redeemed on death benefits......................            --                 --                 --
                                                            --------           --------           --------
  Net increase (decrease).............................             6                  9                 34
Units outstanding, beginning of year..................            --                 --                 --
                                                            --------           --------           --------
Units outstanding, end of year........................             6                  9                 34
                                                            ========           ========           ========

Not all investment divisions are available under all policies.

(e) Represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                         MAINSTAY VP                                              MAINSTAY VP
      MAINSTAY VP           EQUITY          MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
      CONVERTIBLE           INCOME           GOVERNMENT       GROWTH EQUITY      CORPORATE BOND     INDEXED EQUITY
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
          2002               2002               2002               2002               2002               2002
    ---------------------------------------------------------------------------------------------------------------
              16                 24                 12                 28                 19                 80
              (3)                (5)                (3)                (5)                (6)               (17)
              --                 --                 --                 --                 --                 --
              20                 33                 46                 27                 74                157
               2                  3                  4                  1                 --                  1
              --                 (1)                --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              35                 54                 59                 51                 87                221
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              35                 54                 59                 51                 87                221
        ========           ========           ========           ========           ========           ========

                                                               MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP                                            AMERICAN CENTURY    DREYFUS LARGE       EAGLE ASSET
       SMALL CAP         MAINSTAY VP        MAINSTAY VP          INCOME &           COMPANY           MANAGEMENT
         GROWTH          TOTAL RETURN          VALUE              GROWTH             VALUE          GROWTH EQUITY
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
          2002               2002               2002               2002               2002               2002
    ---------------------------------------------------------------------------------------------------------------
              11                  5                 31                  5                  3                  6
              (3)                (2)                (6)                (1)                (1)                (2)
              --                 --                 --                 --                 --                 --
              16                 36                 61                  4                  7                 15
               2                  1                  1                 --                 --                 --
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              26                 40                 87                  8                  9                 19
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              26                 40                 87                  8                  9                 19
        ========           ========           ========           ========           ========           ========

--------------------------------------------------------------------------------


                                                             Alger              Alger
                                                            American           American       American Century
                                                           Leveraged            Small         VP International
                                                            All Cap         Capitalization       (Class II)
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...            --                  4                 --
Units redeemed on cost of insurance...................            --                 (1)                --
Units redeemed on surrenders..........................            --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................            --                  5                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................            --                 --                 --
Units redeemed on death benefits......................            --                 --                 --
                                                            --------           --------           --------
  Net increase (decrease).............................            --                  8                 --
Units outstanding, beginning of year..................            --                 --                 --
                                                            --------           --------           --------
Units outstanding, end of year........................            --                  8                 --
                                                            ========           ========           ========

                                                                               Fidelity
                                                            Fidelity             VIP              Fidelity
                                                              VIP             Investment            VIP
                                                           Index 500          Grade Bond          Mid Cap
                                                        (Initial Class)    (Initial Class)    (Initial Class)
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...            --                 --                 --
Units redeemed on cost of insurance...................            --                 --                 --
Units redeemed on surrenders..........................            --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................            --                 --                 --
Units issued (redeemed) on transfers between
  Investment Divisions................................            --                 --                 --
Units redeemed on death benefits......................            --                 --                 --
                                                            --------           --------           --------
  Net increase (decrease).............................            --                 --                 --
Units outstanding, beginning of year..................            --                 --                 --
                                                            --------           --------           --------
Units outstanding, end of year........................            --                 --                 --
                                                            ========           ========           ========

Not all investment divisions are available under all policies.

(e) Represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                             DREYFUS IP          FIDELITY           FIDELITY           FIDELITY
    AMERICAN CENTURY       CALVERT           TECHNOLOGY            VIP                VIP                VIP
        VP VALUE            SOCIAL             GROWTH         CONTRAFUND(R)      EQUITY-INCOME          GROWTH
       (CLASS II)          BALANCED       (INITIAL SHARES)   (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
          2002               2002               2002               2002               2002               2002
    ---------------------------------------------------------------------------------------------------------------
              --                  1                  5                 31                 16                 --
              --                 --                 (1)                (8)                (4)                --
              --                 --                 --                 --                 --                 --
              --                  5                  5                 31                 24                 --
              --                 --                 --                  5                  3                 --
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              --                  6                  9                 59                 39                 --
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              --                  6                  9                 59                 39                 --
        ========           ========           ========           ========           ========           ========

        FIDELITY         JANUS ASPEN                           JANUS ASPEN                            NEUBERGER
          VIP               SERIES          JANUS ASPEN           SERIES             MFS(R)             BERMAN
        OVERSEAS          AGGRESSIVE           SERIES           WORLDWIDE          INVESTORS         AMT MID-CAP
    (INITIAL CLASS)         GROWTH            BALANCED            GROWTH          TRUST SERIES          GROWTH
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
          2002               2002               2002               2002               2002               2002
    ---------------------------------------------------------------------------------------------------------------
              --                 --                 50                 29                 --                 --
              --                 --                (12)                (6)                --                 --
              --                 --                 --                 --                 --                 --
              --                 --                 76                 27                 --                 --
              --                 --                  1                  1                 --                 --
              --                 --                 (1)                --                 --                 --
        --------           --------           --------           --------           --------           --------
              --                 --                114                 51                 --                 --
              --                 --                 --                 --                 --                 --
        --------           --------           --------           --------           --------           --------
              --                 --                114                 51                 --                 --
        ========           ========           ========           ========           ========           ========

--------------------------------------------------------------------------------


                                                                                                 Van Kampen
                                                                                                    UIF
                                                         T. Rowe Price      T. Rowe Price         Emerging
                                                             Equity          Limited-Term         Markets
                                                             Income              Bond              Equity
                                                        ----------------   ----------------   ----------------
                                                              2002               2002               2002
                                                        ------------------------------------------------------
GROUP 4 POLICIES (e)
Units issued on payments received from policyowners...           17                 --                  3
Units redeemed on cost of insurance...................           (5)                --                 (1)
Units redeemed on surrenders..........................           --                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account.......................................           21                 --                  6
Units issued (redeemed) on transfers between
  Investment Divisions................................            2                 --                  1
Units redeemed on death benefits......................           (1)                --                 --
                                                            -------            -------            -------
  Net increase (decrease).............................           34                 --                  9
Units outstanding, beginning of year..................           --                 --                 --
                                                            -------            -------            -------
Units outstanding, end of year........................           34                 --                  9
                                                            =======            =======            =======

Not all investment divisions are available under all policies.

(e) Represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of December 31, 2002, 2001, 2000, 1999 and 1998:


                                                                           MAINSTAY VP
                                                                               BOND
                                                       ----------------------------------------------------
                                                         2002       2001       2000       1999       1998
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 13,958   $ 12,184   $  8,626   $  7,108   $  5,916
Units outstanding..................................         793        753        578        520        423
Unit value.........................................    $  17.59   $  16.18   $  14.91   $  13.68   $  13.99
Total Return.......................................         8.7%       8.5%       9.0%      (2.2%)      8.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................         3.9%       4.7%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  6,999   $  3,868   $    597   $     89   $     --
Units outstanding..................................         540        325         55          1         --
Unit value.........................................    $  12.96   $  11.89   $  10.94   $  10.01   $     --
Total Return.......................................         9.0%       8.7%       9.3%       0.1%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         5.2%       9.1%

GROUP 3 POLICIES
Net Assets.........................................    $     55   $      7   $     --   $     --   $     --
Units outstanding..................................           5          1         --         --         --
Unit value.........................................    $  10.99   $  10.04   $     --   $     --   $     --
Total Return.......................................         9.5%       0.4%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         6.3%      53.8%

GROUP 4 POLICIES
Net Assets.........................................    $    552   $     --   $     --   $     --   $     --
Units outstanding..................................          52         --         --         --         --
Unit value.........................................    $  10.72   $     --   $     --   $     --   $     --
Total Return.......................................         7.2%        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MAINSTAY VP                                            MAINSTAY VP
                    CAPITAL APPRECIATION                                     CASH MANAGEMENT
    ----------------------------------------------------   ----------------------------------------------------
      2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
    -----------------------------------------------------------------------------------------------------------
    $131,204   $185,293   $225,952   $246,982   $ 63,136   $ 25,473   $ 46,014   $ 40,729   $ 22,448   $ 14,406
       8,730      8,468      7,873      7,630      6,277     18,149     32,996     30,117     17,483     11,682
    $  15.03   $  21.88   $  28.70   $  32.37   $  25.99   $   1.40   $   1.39   $   1.35   $   1.28   $   1.23
       (31.4%)    (23.8%)    (11.3%)     24.5%      37.2%       0.6%       3.0%       5.5%       4.1%       4.2%
        (0.6%)     (0.6%)                                       0.7%       3.0%

    $ 30,458   $ 29,631   $ 15,454   $    848   $     --   $ 13,871   $ 12,365   $  3,264   $    270   $     --
       5,381      3,603      1,436         70         --     12,508     11,244      3,067        268         --
    $   5.66   $   8.22   $  10.76   $  12.12   $     --   $   1.11   $   1.10   $   1.06   $   1.01   $     --
       (31.2%)    (23.6%)    (11.2%)     21.2%        --        0.8%       3.8%       5.0%       1.0%        --
        (0.4%)     (0.4%)                                       0.8%       2.9%

    $     89   $     72   $     --   $     --   $     --   $  3,050   $    523   $     --   $     --   $     --
          13          7         --         --         --      2,974        517         --         --         --
    $   7.12   $  10.30   $     --   $     --   $     --   $   1.03   $   1.01   $     --   $     --   $     --
       (30.9%)      3.0%        --         --         --        2.0%       1.0%        --         --         --
         0.1%       0.3%                                        1.2%       2.1%

    $    443   $     --   $     --   $     --   $     --   $  1,472   $     --   $     --   $     --   $     --
          55         --         --         --         --      1,462         --         --         --         --
    $   7.99   $     --   $     --   $     --   $     --   $   1.01   $     --   $     --   $     --   $     --
       (20.1%)       --         --         --         --        1.0%        --         --         --         --
         0.3%        --                                         1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                         CONVERTIBLE
                                                     ----------------------------------------------------
                                                       2002       2001       2000       1999       1998
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  7,003   $  6,864   $  4,815   $  3,291   $  1,765
Units outstanding..................................       484        434        295        190        144
Unit value.........................................  $  14.48   $  15.83   $  16.30   $  17.28   $  12.26
Total Return.......................................      (8.5%)     (2.9%)     (5.7%)     40.9%       3.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.2%       3.4%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  9,942   $  7,252   $  2,692   $     83   $     --
Units outstanding..................................       981        656        237          7         --
Unit value.........................................  $  10.14   $  11.06   $  11.36   $  12.02   $     --
Total Return.......................................      (8.3%)     (2.6%)     (5.5%)     20.2%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.8%       4.7%

GROUP 3 POLICIES
Net Assets.........................................  $     94   $     52   $     --   $     --   $     --
Units outstanding..................................        10          5         --         --         --
Unit value.........................................  $   9.46   $  10.28   $     --   $     --   $     --
Total Return.......................................      (8.1%)      2.8%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.6%      11.9%

GROUP 4 POLICIES
Net Assets.........................................  $    336   $     --   $     --   $     --   $     --
Units outstanding..................................        35         --         --         --         --
Unit value.........................................  $   9.55   $     --   $     --   $     --   $     --
Total Return.......................................      (4.5%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................      10.0%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



        MAINSTAY VP                           MAINSTAY VP
       EQUITY INCOME                           GOVERNMENT
    -------------------   ----------------------------------------------------
      2002       2001       2002       2001       2000       1999       1998
    --------------------------------------------------------------------------
    $  6,585   $  5,620   $ 13,456   $  8,224   $  4,168   $  3,255   $  3,451
         787        570        792        528        284        270        255
    $   8.37   $   9.86   $  16.98   $  15.57   $  14.70   $  13.19   $  13.52
       (15.1%)     (1.4%)      9.1%       5.9%      11.4%      (2.4%)      8.2%
         0.4%       0.4%       3.1%       4.8%

    $  2,954   $    962   $  5,589   $  2,237   $    150   $      9   $     --
         352         97        429        188         13          1         --
    $   8.39   $   9.87   $  13.01   $  11.91   $  11.22   $  10.05   $     --
       (15.0%)     (1.3%)      9.3%       6.1%      11.6%       0.5%        --
         0.9%       2.5%       3.8%       8.2%

    $     --   $     --   $     90   $     --   $     --   $     --   $     --
          --         --          8         --         --         --         --
    $     --   $     --   $  10.88   $     --   $     --   $     --   $     --
          --         --        8.8%        --         --         --         --
          --         --        4.4%        --

    $    458   $     --   $    631   $     --   $     --   $     --   $     --
          54         --         59         --         --         --         --
    $   8.41   $     --   $  10.67   $     --   $     --   $     --   $     --
       (15.9%)       --        6.7%        --         --         --         --
         3.4%        --       10.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                           MAINSTAY VP
                                                                          GROWTH EQUITY
                                                       ----------------------------------------------------
                                                         2002       2001       2000       1999       1998
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 46,902   $ 60,962   $ 69,704   $ 63,942   $ 39,473
Units outstanding..................................       2,402      2,348      2,211      1,947      1,551
Unit value.........................................    $  19.53   $  25.96   $  31.53   $  32.85   $  25.45
Total Return.......................................       (24.8%)    (17.7%)     (4.0%)     29.1%      25.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................         0.2%        --

GROUP 2 POLICIES(b)
Net Assets.........................................    $ 17,351   $ 15,533   $  7,403   $    322   $     --
Units outstanding..................................       2,368      1,598        628         26         --
Unit value.........................................    $   7.33   $   9.72   $  11.78   $  12.25   $     --
Total Return.......................................       (24.6%)    (17.5%)     (3.8%)     22.5%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         0.6%       0.5%

GROUP 3 POLICIES
Net Assets.........................................    $    135   $    178   $     --   $     --   $     --
Units outstanding..................................          18         18         --         --         --
Unit value.........................................    $   7.31   $   9.65   $     --   $     --   $     --
Total Return.......................................       (24.2%)     (3.5%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         0.9%       1.8%

GROUP 4 POLICIES
Net Assets.........................................    $    429   $     --   $     --   $     --   $     --
Units outstanding..................................          51         --         --         --         --
Unit value.........................................    $   8.36   $     --   $     --   $     --   $     --
Total Return.......................................       (16.4%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
                       CORPORATE BOND                                         INDEXED EQUITY
    ----------------------------------------------------   ----------------------------------------------------
      2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
    -----------------------------------------------------------------------------------------------------------
    $ 30,983   $ 29,909   $ 26,361   $ 25,846   $ 18,803   $ 99,916   $121,766   $120,772   $118,869   $ 73,315
       1,921      1,879      1,726      1,581      1,289      4,665      4,392      3,800      3,369      2,491
    $  16.13   $  15.92   $  15.28   $  16.35   $  14.58   $  21.42   $  27.73   $  31.77   $  35.28   $  29.44
         1.2%       4.2%      (6.5%)     12.1%       1.9%     (22.8%)    (12.7%)     (9.9%)     19.8%      27.6%
        10.0%      11.3%                                        0.6%       0.4%

    $  9,959   $  5,199   $  1,398   $     90   $     --   $ 35,382   $ 29,324   $ 14,201   $  2,016   $     --
         969        514        144          9         --      5,053      3,241      1,373        176         --
    $  10.28   $  10.12   $   9.70   $  10.36   $     --   $   7.00   $   9.05   $  10.35   $  11.47   $     --
         1.6%       4.3%      (6.4%)      3.6%        --      (22.6%)    (12.6%)     (9.8%)     14.7%        --
        12.2%      15.5%                                        1.0%       0.9%

    $    271   $    234   $     --   $     --   $     --   $      9   $     --   $     --   $     --   $     --
          26         23         --         --         --          1         --         --         --         --
    $  10.27   $  10.06   $     --   $     --   $     --   $   7.85   $     --   $     --   $     --   $     --
         2.1%       0.6%        --         --         --      (21.5%)       --         --         --         --
        11.3%     101.5%                                        3.1%        --

    $    851   $     --   $     --   $     --   $     --   $  1,890   $     --   $     --   $     --   $     --
          87         --         --         --         --        221         --         --         --         --
    $   9.79   $     --   $     --   $     --   $     --   $   8.54   $     --   $     --   $     --   $     --
        (2.1%)       --         --         --         --      (14.6%)       --         --         --         --
        29.2%        --                                         4.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                     INTERNATIONAL EQUITY
                                                     ----------------------------------------------------
                                                       2002       2001       2000       1999       1998
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  5,894   $  5,424   $  6,250   $  6,511   $  4,189
Units outstanding..................................       471        412        405        343        281
Unit value.........................................  $  12.51   $  13.18   $  15.44   $  18.97   $  14.92
Total Return.......................................      (5.1%)    (14.6%)    (18.6%)     27.1%     (22.3%)
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.7%       0.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  1,670   $  1,038   $    650   $     14   $     --
Units outstanding..................................       218        129         69          1         --
Unit value.........................................  $   7.67   $   8.06   $   9.42   $  11.56   $     --
Total Return.......................................      (4.7%)    (14.4%)    (18.5%)     15.6%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................       1.2%       1.0%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units outstanding..................................        --         --         --         --         --
Unit value.........................................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --

GROUP 4 POLICIES
Net Assets.........................................  $     59   $     --   $     --   $     --   $     --
Units outstanding..................................         6         --         --         --         --
Unit value.........................................  $   9.20   $     --   $     --   $     --   $     --
Total Return.......................................      (8.0%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       5.6%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP                           MAINSTAY VP
       MID CAP CORE         MID CAP GROWTH       SMALL CAP GROWTH                         TOTAL RETURN
    -------------------   -------------------   -------------------   ----------------------------------------------------
      2002       2001       2002       2001       2002       2001       2002       2001       2000       1999       1998
    ----------------------------------------------------------------------------------------------------------------------
    $  4,625   $  4,832   $  3,688   $  4,730   $  4,477   $  5,104   $ 36,510   $ 43,693   $ 46,997   $ 48,176   $ 35,685
         570        515        570        518        644        536      2,215      2,197      2,095      2,040      1,756
    $   8.11   $   9.38   $   6.47   $   9.12   $   6.95   $   9.51   $  16.48   $  19.89   $  22.43   $  23.62   $  20.32
       (13.5%)     (6.2%)    (29.1%)     (8.8%)    (26.9%)     (4.9%)    (17.0%)    (11.3%)     (5.0%)     16.2%      26.2%
        (0.4%)     (0.4%)     (0.7%)     (0.7%)     (0.7%)     (0.7%)      1.8%       1.9%

    $    653   $    160   $  1,074   $    344   $  1,442   $    385   $  8,019   $  6,514   $  2,178   $    102   $     --
          80         17        160         36        202         40        998        673        200          9         --
    $   8.19   $   9.45   $   6.72   $   9.46   $   7.12   $   9.73   $   8.03   $   9.68   $  10.89   $  11.44   $     --
       (13.4%)     (5.5%)    (28.9%)     (5.4%)    (26.8%)     (2.7%)    (16.9%)    (11.1%)     (4.8%)     14.4%        --
        (0.1%)      0.5%      (0.5%)     (0.5%)     (0.5%)     (0.5%)      2.4%       3.5%

    $     --   $     --   $     --   $     --   $     --   $     --   $      1   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $   8.55   $     --   $     --   $     --   $     --
          --         --         --         --         --         --      (14.5%)       --         --         --         --
          --         --         --         --         --         --        1.0%        --

    $     73   $     --   $    256   $     --   $    209   $     --   $    362   $     --   $     --   $     --   $     --
           9         --         34         --         26         --         40         --         --         --         --
    $   8.58   $     --   $   7.50   $     --   $   8.17   $     --   $   9.06   $     --   $     --   $     --   $     --
       (14.2%)       --      (25.0%)       --      (18.3%)       --       (9.4%)       --         --         --         --
         1.1%        --         --         --         --         --       13.3%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                            VALUE
                                                     ----------------------------------------------------
                                                       2002       2001       2000       1999       1998
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 31,545   $ 37,813   $ 33,582   $ 28,171   $ 21,694
Units outstanding..................................     2,017      1,895      1,678      1,578      1,313
Unit value.........................................  $  15.64   $  19.95   $  20.01   $  17.85   $  16.52
Total Return.......................................     (21.6%)     (0.3%)     12.1%       8.1%      (4.8%)
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.7%       0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  8,835   $  5,849   $    870   $     89   $     --
Units outstanding..................................       948        493         73          8         --
Unit value.........................................  $   9.32   $  11.86   $  11.87   $  10.57   $     --
Total Return.......................................     (21.4%)     (0.1%)     12.3%       5.7%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................       1.3%       2.2%

GROUP 3 POLICIES
Net Assets.........................................  $    274   $    296   $     --   $     --   $     --
Units outstanding..................................        35         29         --         --         --
Unit value.........................................  $   7.94   $  10.05   $     --   $     --   $     --
Total Return.......................................     (21.0%)      0.5%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       1.4%       8.1%

GROUP 4 POLICIES
Net Assets.........................................  $    708   $     --   $     --   $     --   $     --
Units outstanding..................................        87         --         --         --         --
Unit value.........................................  $   8.10   $     --   $     --   $     --   $     --
Total Return.......................................     (19.0%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       4.4%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                   MAINSTAY VP                                 MAINSTAY VP
                AMERICAN CENTURY                              DREYFUS LARGE
                 INCOME & GROWTH                              COMPANY VALUE
    -----------------------------------------   -----------------------------------------
      2002       2001       2000       1999       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $    711   $    652   $    377   $     --   $    725   $    691   $     72   $     --
         104         76         40         --         96         70          7         --
    $   6.82   $   8.54   $   9.40   $     --   $   7.52   $   9.82   $  10.36   $     --
       (20.1%)     (9.1%)     (6.0%)       --      (23.4%)     (5.2%)      3.6%        --
         0.5%       0.3%                              --        0.5%

    $  2,008   $  1,716   $    761   $     36   $  2,364   $  2,001   $    560   $     21
         284        194         78          3        296        192         51          2
    $   7.08   $   8.84   $   9.71   $  10.93   $   8.00   $  10.42   $  10.96   $  10.34
       (19.9%)     (9.0%)    (11.2%)      9.3%     (23.2%)     (4.9%)      6.0%       3.4%
         0.8%       0.7%                             0.2%       0.6%

    $      9   $     --   $     --   $     --   $     10   $     --   $     --   $     --
           1         --         --         --          1         --         --         --
    $   8.18   $     --   $     --   $     --   $   8.26   $     --   $     --   $     --
       (18.2%)       --         --         --      (17.4%)       --         --         --
         1.2%        --                              0.7%        --

    $     68   $     --   $     --   $     --   $     74   $     --   $     --   $     --
           8         --         --         --          9         --         --         --
    $   8.66   $     --   $     --   $     --   $   8.31   $     --   $     --   $     --
       (13.4%)       --         --         --      (16.9%)       --         --         --
         3.7%        --                              1.8%        --

                    MAINSTAY VP
              EAGLE ASSET MANAGEMENT
                   GROWTH EQUITY
     -----------------------------------------
       2002       2001       2000       1999
    -------------------------------------------------------------------------------------   ----------------------------------------
-
     $  2,214   $  2,750   $  1,967   $     --
          405        359        213         --
     $   5.47   $   7.67   $   9.25   $     --
        (28.7%)    (17.1%)     (7.5%)       --
         (0.6%)     (0.7%)
     $  7,827   $  7,326   $  3,130   $    136
        1,060        709        251         10
     $   7.39   $  10.34   $  12.45   $  13.90
        (28.6%)    (16.9%)    (10.4%)     39.0%
         (0.4%)     (0.5%)
     $     96   $     21   $     --   $     --
           13          2         --         --
     $   7.26   $  10.11   $     --   $     --
        (28.2%)      1.1%        --         --
          0.1%        --
     $    159   $     --   $     --   $     --
           19         --         --         --
     $   8.23   $     --   $     --   $     --
        (17.7%)       --         --         --
          0.2%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                       ALGER
                                                     AMERICAN
                                                     LEVERAGED                      ALGER AMERICAN
                                                      ALL CAP                    SMALL CAPITALIZATION
                                                     ---------   ----------------------------------------------------
                                                       2002        2002       2001       2000       1999       1998
                                                     ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --    $  8,883   $ 10,628   $ 12,193   $ 16,661   $  4,993
Units outstanding..................................        --       1,373      1,203        966        954        407
Unit value.........................................  $     --    $   6.47   $   8.83   $  12.62   $  17.46   $  12.26
Total Return.......................................        --       (26.7%)    (30.0%)    (27.7%)     42.4%      14.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................        --        (0.7%)     (0.7%)

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --    $  6,027   $  5,640   $  3,724   $     62   $     --
Units outstanding..................................        --       1,237        850        394          5         --
Unit value.........................................  $     --    $   4.87   $   6.64   $   9.46   $  13.06   $     --
Total Return.......................................        --       (26.6%)    (29.8%)    (27.6%)     30.6%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --        (0.5%)     (0.5%)

GROUP 3 POLICIES
Net Assets.........................................  $      6    $     51   $     28   $     --   $     --   $     --
Units outstanding..................................         1           7          3         --         --         --
Unit value.........................................  $   8.85    $   7.60   $  10.31   $     --   $     --   $     --
Total Return.......................................     (11.5%)     (26.2%)      3.1%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --          --         --

GROUP 4 POLICIES
Net Assets.........................................  $     --    $     66   $     --   $     --   $     --   $     --
Units outstanding..................................        --           8         --         --         --         --
Unit value.........................................  $     --    $   8.27   $     --   $     --   $     --   $     --
Total Return.......................................        --       (17.3%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --          --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      AMERICAN       AMERICAN                                                               DREYFUS IP
     CENTURY VP     CENTURY VP                                                              TECHNOLOGY
    INTERNATIONAL     VALUE                            CALVERT                                GROWTH
     (CLASS II)     (CLASS II)                     SOCIAL BALANCED                       (INITIAL SHARES)
    -------------   ----------   ----------------------------------------------------   -------------------
        2002           2002        2002       2001       2000       1999       1998       2002       2001
    -------------------------------------------------------------------------------------------------------
      $     --       $     --    $  1,178   $  1,275   $  1,248   $    983   $    450   $    320   $    279
            --             --          99         94         85         64         33         54         29
      $     --       $     --    $  11.85   $  13.58   $  14.70   $  15.28   $  13.71   $   5.88   $   9.77
            --             --       (12.7%)     (7.6%)     (3.8%)     11.5%      15.4%     (39.8%)     (2.3%)
            --             --         2.2%       3.2%                                       (0.7%)     (0.7%)

      $     --       $     --    $  1,379   $    914   $    400   $      8   $     --   $    550   $    191
            --             --         165         95         39          1         --         91         19
      $     --       $     --    $   8.36   $   9.57   $  10.33   $  10.72   $     --   $   6.08   $  10.08
            --             --       (12.6%)     (7.4%)     (3.6%)      7.2%        --      (39.7%)      0.8%
            --             --         2.9%       5.3%                                       (0.5%)     (0.5%)

      $     --       $     --    $     --   $     --   $     --   $     --   $     --   $     24   $      5
            --             --          --         --         --         --         --          3         --
      $   9.63       $   9.84    $     --   $     --   $     --   $     --   $     --   $   7.63   $  12.59
          (3.7%)         (1.6%)        --         --         --         --         --      (39.4%)     25.9%
            --             --          --         --                                          --         --

      $     --       $     --    $     59   $     --   $     --   $     --   $     --   $     68   $     --
            --             --           6         --         --         --         --          9         --
      $     --       $     --    $   9.31   $     --   $     --   $     --   $     --   $   7.68   $     --
            --             --        (6.9%)       --         --         --         --      (23.2%)       --
            --             --        16.8%        --                                          --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                  FIDELITY VIP CONTRAFUND(R)
                                                                       (INITIAL CLASS)
                                                     ----------------------------------------------------
                                                       2002       2001       2000       1999       1998
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 43,637   $ 44,376   $ 43,916   $ 37,009   $ 17,687
Units outstanding..................................     2,940      2,691      2,321      1,814      1,069
Unit value.........................................  $  14.84   $  16.49   $  18.92   $  20.41   $  16.54
Total Return.......................................     (10.0%)    (12.8%)     (7.3%)     23.4%      29.1%
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.1%       0.1%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 19,700   $ 15,235   $  7,568   $    471   $     --
Units outstanding..................................     2,273      1,586        688         40         --
Unit value.........................................  $   8.67   $   9.61   $  11.00   $  11.84   $     --
Total Return.......................................      (9.8%)    (12.6%)     (7.1%)     18.4%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.2%        --

GROUP 3 POLICIES
Net Assets.........................................  $    177   $    168   $     --   $     --   $     --
Units outstanding..................................        20         17         --         --         --
Unit value.........................................  $   8.94   $   9.86   $     --   $     --   $     --
Total Return.......................................      (9.3%)     (1.4%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.8%        --

GROUP 4 POLICIES
Net Assets.........................................  $    523   $     --   $     --   $     --   $     --
Units outstanding..................................        59         --         --         --         --
Unit value.........................................  $   8.93   $     --   $     --   $     --   $     --
Total Return.......................................     (10.7%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                              FIDELITY VIP          FIDELITY VIP
                 FIDELITY VIP EQUITY-INCOME                      GROWTH               INDEX 500
                      (INITIAL CLASS)                        (INITIAL CLASS)       (INITIAL CLASS)
    ----------------------------------------------------   -------------------   -------------------
      2002       2001       2000       1999       1998       2002       2001       2002       2001
    ------------------------------------------------------------------------------------------------
    $ 16,081   $ 17,855   $ 15,911   $ 12,869   $  8,306   $     --   $     --   $     --   $     --
       1,241      1,137        956        833        567         --         --         --         --
    $  12.95   $  15.71   $  16.64   $  15.46   $  14.64   $     --   $     --   $     --   $     --
       (17.7%)     (5.6%)      7.6%       5.6%      10.8%        --         --         --         --
         1.0%       0.8%                                         --         --         --         --

    $  7,626   $  5,786   $  2,272   $    226   $     --   $     --   $     --   $     --   $     --
         855        536        199         21         --         --         --         --         --
    $   8.92   $  10.79   $  11.41   $  10.58   $     --   $     --   $     --   $     --   $     --
       (17.3%)     (5.4%)      7.8%       5.8%        --         --         --         --         --
         0.9%       0.6%                                         --         --         --         --

    $     47   $      1   $     --   $     --   $     --   $    101   $    150   $     87   $    102
           6         --         --         --         --         15         15         11         10
    $   8.57   $  10.32   $     --   $     --   $     --   $   6.82   $   9.75   $   7.59   $   9.76
       (17.1%)      3.2%        --         --         --      (30.1%)     (2.5%)    (22.2%)     (2.4%)
         0.5%        --                                         0.3%        --        1.3%        --

    $    334   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          39         --         --         --         --         --         --         --         --
    $   8.51   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
       (14.9%)       --         --         --         --         --         --         --         --
          --         --                                          --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      FIDELITY VIP
                                                       INVESTMENT         FIDELITY VIP        FIDELITY VIP         JANUS ASPEN
                                                       GRADE BOND            MID-CAP            OVERSEAS             SERIES
                                                     (INITIAL CLASS)     (INITIAL CLASS)     (INITIAL CLASS)    AGGRESSIVE GROWTH
                                                     ---------------   -------------------   ---------------   -------------------
                                                          2002           2002       2001          2002           2002       2001
                                                     -----------------------------------------------------------------------------
GROUP 1 POLICIES(A)
Net Assets.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Units outstanding..................................           --             --         --            --             --         --
Unit value.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Total Return.......................................           --             --         --            --             --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................           --             --         --            --             --         --

GROUP 2 POLICIES(B)
Net Assets.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Units outstanding..................................           --             --         --            --             --         --
Unit value.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Total Return.......................................           --             --         --            --             --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................           --             --         --            --             --         --

GROUP 3 POLICIES
Net Assets.........................................     $     51       $    393   $    344      $      1       $      2   $      1
Units outstanding..................................            5             42         33            --             --         --
Unit value.........................................     $  10.17       $   9.30   $  10.31      $   7.88       $   7.70   $  10.69
Total Return.......................................          1.7%          (9.8%)      3.1%        (21.2%)        (27.9%)      6.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................           --            0.8%        --            --             --         --

GROUP 4 POLICIES
Net Assets.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Units outstanding..................................           --             --         --            --             --         --
Unit value.........................................     $     --       $     --   $     --      $     --       $     --   $     --
Total Return.......................................           --             --         --            --             --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................           --             --         --            --             --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        JANUS ASPEN                                            JANUS ASPEN
                      SERIES BALANCED                                    SERIES WORLDWIDE GROWTH
    ----------------------------------------------------   ----------------------------------------------------
      2002       2001       2000       1999       1998       2002       2001       2000       1999       1998
    -----------------------------------------------------------------------------------------------------------
    $ 36,821   $ 35,709   $ 31,845   $ 22,549   $  6,397   $ 41,366   $ 52,870   $ 60,953   $ 52,432   $ 20,792
       2,089      1,882      1,589      1,092        390      3,323      3,142      2,790      2,010      1,302
    $  17.63   $  18.98   $  20.04   $  20.66   $  16.41   $  12.45   $  16.82   $  21.84   $  26.09   $  15.97
        (7.1%)     (5.3%)     (3.0%)     25.9%      33.3%     (25.9%)    (23.0%)    (16.3%)     63.4%      28.0%
         1.8%       2.0%                                        0.2%      (0.2%)

    $ 36,285   $ 26,919   $ 12,464   $    887   $     --   $ 27,454   $ 25,080   $ 14,062   $    629   $     --
       3,653      2,523      1,108         77         --      4,055      2,746      1,188         45         --
    $   9.93   $  10.67   $  11.25   $  11.57   $     --   $   6.77   $   9.13   $  11.84   $  14.11   $     --
        (6.9%)     (5.2%)     (2.8%)     15.7%        --      (25.7%)    (22.9%)    (16.1%)     41.1%        --
         2.2%       2.6%                                        0.5%       0.1%

    $    110   $     86   $     --   $     --   $     --   $    136   $    104   $     --   $     --   $     --
          12          9         --         --         --         18         10         --         --         --
    $   9.40   $  10.04   $     --   $     --   $     --   $   7.63   $  10.24   $     --   $     --   $     --
        (6.3%)      0.4%        --         --         --      (25.4%)      2.4%        --         --         --
         2.4%       4.2%                                        1.1%       1.0%

    $  1,084   $     --   $     --   $     --   $     --   $    418   $     --   $     --   $     --   $     --
         114         --         --         --         --         51         --         --         --         --
    $   9.47   $     --   $     --   $     --   $     --   $   8.19   $     --   $     --   $     --   $     --
        (5.3%)       --         --         --         --      (18.1%)       --         --         --         --
         4.4%        --                                         1.8%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                      MFS(R) INVESTORS     NEUBERGER BERMAN AMT
                                                        TRUST SERIES          MID-CAP GROWTH
                                                     -------------------   ---------------------
                                                       2002       2001       2002        2001
                                                     -------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --    $     --
Units outstanding..................................        --         --         --          --
Unit value.........................................  $     --   $     --   $     --    $     --
Total Return.......................................        --         --         --          --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --          --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --    $     --
Units outstanding..................................        --         --         --          --
Unit value.........................................  $     --   $     --   $     --    $     --
Total Return.......................................        --         --         --          --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --          --

GROUP 3 POLICIES
Net Assets.........................................  $     46   $     61   $     10    $      4
Units outstanding..................................         6          6          1          --
Unit value.........................................  $   7.88   $   9.97   $   8.14    $  11.52
Total Return.......................................     (21.0%)     (0.3%)    (29.3%)      15.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.5%        --         --          --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --    $     --
Units outstanding..................................        --         --         --          --
Unit value.........................................  $     --   $     --   $     --    $     --
Total Return.......................................        --         --         --          --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --          --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                T. ROWE PRICE                        VAN KAMPEN
                  T. ROWE PRICE                 LIMITED-TERM                            UIF
                  EQUITY INCOME                     BOND                      EMERGING MARKETS EQUITY
    -----------------------------------------   -------------   ----------------------------------------------------
      2002       2001       2000       1999         2002          2002       2001       2000       1999       1998
    ----------------------------------------------------------------------------------------------------------------
    $  3,525   $  2,013   $     51   $     --     $     --      $  5,859   $  6,070   $  5,669   $  6,651   $  2,232
         368        182          5         --           --           792        742        644        456        297
    $   9.57   $  11.09   $  11.01   $     --     $     --      $   7.40   $   8.18   $   8.81   $  14.59   $   7.51
       (13.7%)      0.7%      10.1%        --           --          (9.5%)     (7.2%)    (39.6%)     94.3%     (24.7%)
         1.1%       1.1%                                --          (0.7%)     (0.7%)

    $  6,921   $  3,893   $    713   $     85     $     --      $  3,494   $  2,877   $  1,451   $     58   $     --
         717        349         64          9           --           461        344        161          4         --
    $   9.65   $  11.16   $  11.06   $   9.83     $     --      $   7.58   $   8.36   $   8.99   $  14.86   $     --
       (13.5%)      0.9%      12.5%      (1.7%)         --          (9.4%)     (7.0%)    (39.5%)     48.6%        --
         1.3%       1.2%                                --          (0.5%)     (0.5%)

    $    276   $    207   $     --   $     --     $     86      $      1   $     --   $     --   $     --   $     --
          32         21         --         --            8            --         --         --         --         --
    $   8.65   $   9.96   $     --   $     --     $  10.09      $   8.07   $     --   $     --   $     --   $     --
       (13.3%)     (0.4%)       --         --          0.9%        (19.3%)       --         --         --         --
         1.8%       3.3%                               4.3%           --         --

    $    298   $     --   $     --   $     --     $     --      $     74   $     --   $     --   $     --   $     --
          34         --         --         --           --             9         --         --         --         --
    $   8.70   $     --   $     --   $     --     $     --      $   8.30   $     --   $     --   $     --   $     --
       (13.0%)       --         --         --           --         (17.0%)       --         --         --         --
         2.7%        --                                 --            --         --

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap, Alger American Small Capitalization, American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Investment Grade Bond (Initial Class), Fidelity VIP Mid Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series, Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income, T. Rowe Price Limited-Term Bond and Van Kampen UIF Emerging Markets Equity (formerly "Morgan Stanley UIF Emerging Markets Equity") Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2003

Letter from the Chairman
--------------------------------------------------------------------------------

By the end of 2002, the U.S. stock market recorded its third consecutive annual decline -- something investors had not experienced in more than 60 years. To a great extent, 2002 was another disappointing year for investors. Throughout the year, geopolitical tensions, homeland security concerns, corporate accounting scandals, and rising unemployment all contributed to market uncertainty. Expectations for a sustained economic recovery did not materialize and stock prices fell to progressively low levels in August and October. International stocks were also weak, with most developed foreign markets providing double-digit negative returns in U.S. dollar terms. While emerging equity markets performed somewhat better, they also declined in value.

Given the weakness in the equity markets, demand was strong for bonds -- both domestic and foreign -- as investors sought a potentially "safer haven" for their assets. High quality government bonds were particularly strong throughout the year, as were investment-grade corporate debt. The same could not be said for lower-rated corporate issues as they suffered from credit-quality concerns, anemic corporate profits, and high profile bankruptcies.

The economy provided mixed signals, with strong consumer spending throughout much of the year partially offsetting the weak business investment environment. Low interest rates stimulated the housing market and contributed to record levels of mortgage refinancing. Gross domestic product continued to advance, rising to a healthy level in the third quarter of 2002, but slowing down in the fourth quarter, according to early estimates.

Please be assured that regardless of how the markets or the economy may move, each Portfolio of the MainStay VP Series Fund, Inc. (the Portfolios) continually adheres to a disciplined investment process suited to its individual investment objective. We believe that in challenging markets, a consistent application of sound investment principles should be reassuring to our shareholders and makes it easier for them to monitor their performance and make appropriate adjustments.

The report that follows explains the market trends and management decisions that affected the Portfolios during 2002. As you look to the future, we hope you will remain optimistic and focused on the potential benefits of long-term investing.

Sincerely,

/s/ Gary E. Wendlandt

Gary E. Wendlandt
Chairman of the Board
and Chief Executive Officer
MAINSTAY VP SERIES FUND, INC.

January 2003

                             DEFINITION OF INDICES

THE INFORMATION BELOW IS AN EXPLANATION OF THE VARIOUS INDICES AND REFERENCES COMMONLY CITED THROUGHOUT THE PORTFOLIO MANAGER COMMENTARIES (PAGES M-4 THROUGH M-55) IMMEDIATELY FOLLOWING THIS SECTION. PLEASE USE THIS AS A REFERENCE.

PLEASE NOTE THAT AN INVESTMENT CANNOT BE MADE DIRECTLY INTO AN INDEX OR AVERAGE.

Securities in each Portfolio will not precisely match those in the Index, and so, performance of the Portfolio will differ.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of the rate of inflation.

CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX generally includes 250-300 issues. Convertibles must have a minimum issue size of $50 million; bonds and preferreds must be rated B- or better by Standard & Poor's; and preferreds must have a minimum of 500,000 shares outstanding. Eurobonds are also included if they are issued by U.S.-domiciled companies, rated B- or higher by S&P, and have an issue size greater than $100 million.

CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and Baa by Moody's. The Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes.

DOW JONES INDUSTRIAL AVERAGE (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms.

IMONEYNET FIRST TIER RETAIL FUND AVERAGE includes only non-government retail funds that are not holding any second-tier securities. Portfolio holdings of first-tier funds include U.S. Treasury securities, U.S. repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating-rate notes, and asset-backed commercial paper. Returns reflect reinvestment of all dividends and capital gains.

LEHMAN BROTHERS GOVERNMENT BOND INDEX is an unmanaged index comprised of U.S. Government and Agency issues as well as investment-grade fixed rate debt securities. Results assume the reinvestment of all income and capital gains distributions.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges. Past performance does not guarantee future results.

MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX is an unmanaged index consisting of issues of the U.S. Government and agencies as well as investment-grade corporate securities. Results assume the reinvestment of all income and capital gains distributions.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR
EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of April 2002 the MSCI EAFE INDEX consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

NASDAQ(R) COMPOSITE INDEX is an unmanaged, market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by the total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies of the Russell 1000(R) Index. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. Results assume the reinvestment of all income and capital gains distributions. The Index does not reflect fees or expenses.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2500(TM) GROWTH INDEX measures the performance of those Russell 2500(TM) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(TM) measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect fees or expenses.

S&P 500/BARRA VALUE INDEX is an unmanaged capitalization-weighted index of all stocks in the S&P 500(R) Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500(R) Index is in the S&P 500/Barra Value Index.

S&P MIDCAP 400(R) INDEX is a market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity and industry group representation and is generally considered representative of the market for domestic midcap stocks. Results assume the reinvestment of all income and capital gains distributions.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX(R) AND S&P 500(R) are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions.

TOTAL RETURN COMPOSITE INDEX is comprised of the Russell 1000(R) Growth Index and the Lehman Brothers Aggregate Bond Index, weighted 60%/40%, respectively. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Lehman Brothers Aggregate Bond Index includes the following other Lehman Brothers indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. To qualify for inclusion in the Lehman Brothers Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade, have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $150 million. All of the indexes mentioned are unmanaged and total returns reflect the reinvestment of all income and capital gain distributions.

MAINSTAY VP BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
After being on hold with a stable economic assessment, the Federal Open Market Committee (FOMC) changed its assessment to one of weakness in August and followed it with an additional rate cut in November of 2002. The federal funds target now stands at 1.25% with a stable assessment. The FOMC also cut the discount rate by 50 basis points to 0.75%. The FOMC's decision to reduce rates in November was due, in part, to geopolitical risks inhibiting spending and production.

The domestic economy continued its pattern of fits and starts. Real gross domestic product has varied significantly quarter to quarter. In six of the last ten quarters, growth was negative or less than 1.3%. In three of those quarters growth exceeded 4%. Concern over the stagnation of the economy is becoming more widespread as a number of risks hang over it.

PERFORMANCE/MARKET REVIEW
Throughout the year, the market was bombarded with corporate fraud, scandals, charges of aggressive accounting, missed earnings expectations, and uncertainty regarding the strength of the domestic economy. If that were not enough, the threat of war with Iraq, heightened tension in other parts of the Middle East, anticipation and realization of further terror activity, and disappointing global growth all had their expected effect as well.

Despite these challenges, the MainStay VP Bond Portfolio returned 9.48% for the year ended December 31, 2002. This was higher than the average Lipper* peer group (Corporate Debt A Rated) which returned 8.53% for the same period. The Portfolio ranked 7th out of 32 portfolios for the 1 year ranking; 4th out of 28 portfolios for the 3 year ranking, 3rd out of 26 portfolios for the 5 year ranking, and 6th out of 21 portfolios for the 10 year ranking. According to Lipper, that placed the Portfolio in the first quartile for the 1, 3, and 5 year rankings and in the second quartile for the 10 year ranking compared to its peer group. The Portfolio underperformed the 10.95% return for the Merrill Lynch Corporate and Government Master Index* for the year ended December 31, 2002.

PORTFOLIO STRATEGY
The Portfolio experienced strong premium inflow during the course of the year. Duration was managed with U.S. Treasury securities to protect against market risk in a declining rate environment. These actions increased the Portfolio's concentration in U.S. Treasury securities.

LOOKING AHEAD
As we venture into 2003, we remain concerned for the prospects of the economy and the outlook for the capital markets at large. It is our opinion that most of the factors that led to the weak economic growth and the dislocation in the capital markets are still present, or at risk of reappearing over the next twelve months.

Albert R. Corapi, Jr.
Donald F. Serek
Portfolio Managers
New York Life Investment Management LLC

                            $10,000 INVESTED IN THE
                           MAINSTAY VP BOND PORTFOLIO
                   ON 1/23/84 VS MERRILL LYNCH CORPORATE AND
                          GOVERNMENT MASTER INDEX AND
                           THE CONSUMER PRICE INDEX*

(MAINSTAY VP BOND PORTFOLIO LINE GRAPH)

                                                                             MERRILL LYNCH CORPORATE
                                                                              AND GOVERNMENT MASTER
                                                     BOND PORTFOLIO                   INDEX                 CONSUMER PRICE INDEX
                                                     --------------          -----------------------        --------------------
1/23/84                                              $  10,000.00              $     10,000.00              $     10,000.00
1984                                                    11,028.00                    11,422.00                    10,365.00
1985                                                    13,370.40                    13,583.00                    10,758.90
1986                                                    15,532.30                    15,706.10                    10,877.20
1987                                                    17,637.00                    16,035.90                    11,359.10
1988                                                    17,390.00                    17,273.90                    11,861.10
1989                                                    19,396.90                    19,714.70                    12,412.70
1990                                                    20,948.60                    21,388.40                    13,171.10
1991                                                    24,390.50                    24,787.10                    13,574.10
1992                                                    26,373.40                    26,690.70                    13,967.80
1993                                                    29,380.00                    29,642.70                    14,351.90
1994                                                    28,384.00                    28,673.40                    14,735.10
1995                                                    33,581.10                    34,138.50                    15,065.20
1996                                                    34,269.50                    35,132.00                    15,563.80
1997                                                    37,576.50                    38,567.90                    15,828.40
1998                                                    42,243.00                    41,004.00                    16,083.00
1999                                                    40,376.00                    41,377.00                    16,514.00
2000                                                    44,341.00                    46,322.00                    17,072.00
2001                                                    49,271.00                    50,862.00                    17,365.00
2002                                                    54,011.00                    56,427.00                    17,784.00

One Year: 9.48% Three Years: 9.52% Five Years: 7.14% Ten Years: 7.23% Since Inception: 9.31% (1/23/84)

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Early in 2002, news of malfeasance at Tyco International, Enron, WorldCom, ImClone Systems, and other high-profile companies led to a crisis of confidence in corporate reporting. These upsets were soon followed by a series of bankruptcy announcements, including Enron, WorldCom, and Kmart. By year-end, Conseco had also filed for Chapter 11 protection in the third-largest bankruptcy in U.S. history.

The weakness and uncertainty that characterized the U.S. economy in 2001 persisted throughout 2002. Industrial production remained at depressed levels throughout the year, and sales of capital goods, excluding defense, declined at an unprecedented rate. Weak industrial spending left consumers as the sole driver of economic growth. Unfortunately, consumer confidence peaked in March and drifted lower throughout the remainder of the year, raising the potential specter that faltering consumer spending might prompt a double-digit recession.

Geopolitical developments raised the level of event risk to new highs, particularly as tensions mounted between the United States and Iraq. Nuclear weapons development in North Korea also became an important market concern. A nationwide strike in Venezuela drove the price of oil up to $32 per barrel in the fourth quarter of 2002, a development that might slow the pace of an economic recovery in the United States.

To stimulate the struggling U.S. economy, the Federal Reserve (the Fed) lowered the targeted federal funds rate by 50 basis points in November 2002. The equity markets staged an impressive rally in the fourth quarter, as investors looked forward to what will hopefully be a better investment climate in 2003 and beyond.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Capital Appreciation Portfolio returned -30.83%. The Portfolio underperformed the -28.65% return of the average Lipper* Variable Products Large-Cap Growth Portfolio over the same period. The Portfolio also underperformed the -22.10% return of the S&P 500(R) Index* and the -27.88% return of the Russell 1000(R) Growth Index* for the year ended December 31, 2002.

STRATEGIC POSITIONING
Over the course of 2002, the Portfolio sought to keep a balanced and diversified portfolio that contained both stable and cyclical growth companies, with emphasis on companies offering consistent sales and earnings gains, and companies that were well positioned to take advantage of an economic recovery. We reduced the Portfolio's information technology exposure during the first nine months of 2002, as the expected pickup in demand failed to materialize. The Portfolio began adding selective technology issues in the fourth quarter, when it appeared that technology spending had bottomed.

The Portfolio reduced its retail stock exposure as the year unfolded, due to a slowdown in consumer spending. Although retail stocks generally outperformed the market for the year, the reductions proved beneficial in the fourth quarter, when retail sales were particularly weak.

The Portfolio changed its mix of industrial stocks by selling large positions in Tyco International and General Electric and by diversifying its holdings into aerospace & defense, chemicals, transportation infrastructure, and machinery. In each case the Portfolio bought market-leading companies with solid earnings that we believe will benefit when the U.S. economy picks up steam. The Portfolio added to its health care sector holdings, specifically with stocks in health care facilities, managed health care, and pharmaceuticals. The Portfolio also increased its weighting in consumer staples by adding stocks in the beverages industry and the food & drug retailing industry. Although past performance is no guarantee of future results, the companies we selected have offered consistent growth in almost all economic scenarios.

BEST AND WORST PERFORMERS
The company that made the greatest positive contribution to the Portfolio's performance was UnitedHealth Group, which benefited from record sales and earnings during 2002. Bank of America was also a strong performer, as the company's restructuring efforts produced solid earnings in a challenging environment. Food retailer SYSCO also saw strong gains, outperforming other companies in a recession-resistant subindustry. Hospital operator HCA continued its turnaround and provided positive returns for the Portfolio as rising hospital admissions drove earnings higher. Danaher, which provides a wide range of controls, measuring products, and tools, also benefited from strong cash flow and disciplined management, providing positive results for the Portfolio in 2002.

Unfortunately, the Portfolio's weakest performers tended to have a greater impact on the Portfolio's overall results. Tyco International was the largest detractor from performance, dropping severely before it was sold as a result of its management scandal and declining cash flow. Semiconductor producer Intel suffered from the major drop-off in technology spending and the stock lost more than half its value in 2002. Baxter International, a top performer in 2001, declined substantially when it experienced a slowdown in sales, and Tenet Healthcare, which was tainted by questions about its Medicare billing practices, also took a substantial toll on the Portfolio's performance.

PURCHASES AND SALES
The Portfolio's new purchases included several holdings that had a positive impact on performance, including Danaher, Praxair, Kraft Foods, BB&T, and WellPoint Health Networks. New purchases that had a significant negative impact included United Technologies, beverage companies Coca-Cola and PepsiCo, retailers Walgreen and TJX, technology companies Applied Materials and KLA-Tencor, financial giants Morgan Stanley and American Express, and health care companies Johnson & Johnson and Tenet Healthcare. Other new holdings for 2002, including Lockheed Martin and energy company BJ Services, had little, if any, impact on the Portfolio's performance.

The Portfolio eliminated its positions in Tyco International, American International Group, AOL Time Warner, and General Electric based on declining fundamentals at these companies. Although each of these stocks was sold at a loss, continuing price declines after the sales -- especially at Tyco International -- showed that the sales were prudent.

The Portfolio also eliminated its position in several stocks that suffered from inconsistent performance, including Safeway, Costco Wholesale, FleetBoston Financial, Genzyme, and Abbott Laboratories. Each of these sales benefited the Portfolio, since all of these stocks continued to decline after they were sold.

SECTOR WEIGHTINGS
The Portfolio was overweighted in cyclical consumer discretionary stocks throughout the year, as we felt that consumer spending would continue to benefit the economy and retail stocks appeared attractively valued. The stocks held up well in the fourth quarter when investors sold consumer cyclical issues and moved into technology. As of December 31, 2002, the Portfolio remains overweighted in the consumer discretionary sector, but has reduced its exposure.

The Portfolio also benefited from an overweighted position in the health care sector, until the fourth quarter, when sector rotation and a problem at Tenet Healthcare drove stocks in the health care providers & services industry down sharply. We believe prices remain attractive relative to growth rates, and the Portfolio remains slightly overweighted in the health care sector.

The Portfolio benefited from its absence from the telecommunication services sector in 2002, as the sector was exceedingly weak. We recently initiated positions in oil & gas drilling companies, seeking to benefit from improving supply-and-demand fundamentals and high oil and gas prices. Even so, the Portfolio remains underweighted in the energy sector. Although the Portfolio looks favorably on financial stocks, as of year end 2002, it was overweighted in the sector, relative to the Russell 1000(R) Growth Index, but underweighted relative to the S&P 500(R).

LOOKING AHEAD
There are several reasons why we remain optimistic about the equity outlook. First, business capital spending is showing early signs of a rebound and employment may follow this trend. If employment picks up, it could have a positive impact on consumer spending going forward. Second, since the last major corporate PC upgrade cycle is now at the end of its depreciable life span, we expect technology spending to increase this year. Third, several major geopolitical issues may be resolved early this year. While Iraqi relations remain tense, even Arab states are beginning to exert pressure for a change of leadership. North Korea has begun talks with the U.S. and OPEC had agreed to step up production to make up for the shortfall in oil shipments from Venezuela. Although geopolitical events are unpredictable, recent developments have been relatively positive.

The fragile state of the U.S. economic recovery involves definite risk. If capital spending improves, however, the economy may find itself on more solid ground. Given the uncertain investment environment, we continue to maintain a diversified portfolio of companies with solid financials and strong prospects for future growth. Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital, with dividend income, if any, as an incidental consideration.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC


                            $10,000 INVESTED IN THE
                   MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
                       ON 1/29/93 VS S&P 500(R) INDEX AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                  CAPITAL APPRECIATION
                                                        PORTFOLIO                S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                  --------------------           ----------------          --------------------
1/29/93                                            $    10,000.00                $   10,000.00               $    10,000.00
1993                                                    12,054.00                    11,007.00                    10,275.00
1994                                                    11,526.00                    11,149.00                    10,549.30
1995                                                    15,650.00                    15,338.80                    10,785.60
1996                                                    18,584.40                    18,857.50                    11,142.60
1997                                                    22,950.00                    25,148.00                    11,332.00
1998                                                    31,703.00                    32,336.00                    11,515.00
1999                                                    39,759.00                    39,139.00                    11,823.00
2000                                                    35,497.00                    35,578.00                    12,223.00
2001                                                    27,255.00                    31,112.00                    12,416.00
2002                                                    18,852.00                    24,244.00                    12,717.00

One Year: -30.83%         Three Years: -22.02%        Five Years: -3.86%
                        Since Inception: 6.59% (1/29/93)

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In 2002, U.S. economic growth continued at a modest but extremely uneven pace. Real gross domestic product grew at a 5.0% annualized rate in the first quarter, slowed to 1.3% in the second quarter, and then rebounded to a 4.0% rate in the third quarter. Early estimates put economic growth at approximately a 1.0% annualized rate for the fourth quarter.

Record low mortgage rates and higher home prices strengthened the housing market throughout the year. Consumer spending remained relatively strong, as homeowners borrowed against their home equity. Lower tax rates supported personal income growth despite a weak labor market. Corporate revenues were sluggish throughout 2002, as companies sought to restore profitability by reducing labor costs and avoiding capital outlays. Accounting scandals at a number of high-profile companies undermined investor confidence, and disappointing corporate earnings pushed stocks lower in the spring and fall of 2002.

The Federal Reserve (the Fed) held interest rates steady for the first 10 months of 2002. Following several unfavorable economic reports, however, on November 6, 2002, the Fed cut the targeted federal funds rate by an aggressive 50 basis points to 1.25%, seeking to stimulate the decelerating economy.

Given this backdrop, outstanding short-term commercial paper fell to $1.32 trillion in 2002, down from $1.44 trillion in 2001 and $1.62 trillion in 2000. The need for commercial paper declined as companies slashed the inventories that are typically financed with these securities. With interest rates at historically low levels, many companies were enticed to replace commercial paper with longer-term debt.

In 2002, many investors perceived income securities as a potentially "safer haven" for their assets. While the short end of the money market yield curve held steady, longer term yields fell substantially, causing the yield curve to flatten. As the financial markets assigned a high probability to an interest rate cut, the money market yield curve became inverted at some points during October. In November, as positive economic data moved investors out of bonds and into stocks, the money market yield curve returned to a positive slope and continued to steepen, offering attractive buying opportunities.

PERFORMANCE REVIEW
For the seven-day period ended December 31, 2002, the MainStay VP Cash Management Portfolio provided a current yield of 0.89% and an effective yield of 0.89%. For the year ended December 31, 2002, the Portfolio returned 1.36%,(1) slightly outperforming the 1.30% return of the average Lipper* Variable Products Money Market Portfolio and the 1.11% return of the iMoneyNet First Tier Retail Portfolio Average* over the same period.

STRATEGIC POSITIONING
Throughout 2002, the Portfolio's assets were invested in securities issued by the U.S. Treasury and government sponsored entities as well as in high quality instruments issued by finance, insurance, and brokerage companies, industrial issuers, banks, and bank holding companies. All securities purchased for the Portfolio were rated A-1/P-1 or higher. These are first-tier securities, or generally those money market instruments in the highest-rating category. The Portfolio was not invested in any second-tier securities nor did it invest in split-rated issues (those rated in the highest-rating category by one credit rating agency and in the second-highest rating category by another). The Portfolio's concentration in the highest quality securities helped manage portfolio risk.

During the first half of the year, the Portfolio particularly benefited from its holdings of Treasury Inflation Protected Securities (TIPS), since inflation for the six months was higher than many investors had anticipated.

Early in the year, we started to reduce the Portfolio's average maturity, since we felt that the Fed was near the end of its easing cycle. Over the course of the next several months, we reduced the average maturity of the Portfolio from about 80 days to between 45 and 50 days. We maintained this shorter-than-average maturity through the second and third quarters. Our strategic positioning helped the Portfolio early in the year.

Unfortunately, the Portfolio's shorter-than-average maturity hindered performance when money market yields declined from May through September as investors anticipated that the Fed would leave the targeted federal funds rate unchanged for some time. Toward the end of the third quarter, we began increasing the average maturity of the Portfolio again. This positioning positively impacted Portfolio performance when the Fed lowered the targeted federal funds rate in November. On December 31, 2002, the average maturity of the Portfolio stood at 60 days.

LOOKING AHEAD
The outlook for the U.S. economy is still highly uncertain. Although consumer spending propped up the economy for much of 2002, a weak labor market caused consumers to rein in spending toward the end of the year, as evidenced by a lackluster holiday shopping season. The corporate sector remains focused on balance sheet repair, and the fiscal condition of state and local governments continues to deteriorate.

With Republicans taking congressional control, we believe the prospects for additional fiscal stimulus from the federal government have increased. This, in turn, may help households strengthen their own balance sheets. We believe that the Fed is unlikely to increase interest rates until later in 2003. Even then, any tightening is likely to be predicated on stronger labor markets, increased capital spending, and diminished geopolitical uncertainty. At least for the time being, we intend to keep the average maturity of the Portfolio slightly longer than the average money market portfolio.

As the market continues to look for signs of a sustainable economic recovery, we intend to remain focused on high-quality, liquid investments. Whatever the markets or the economy may bring, the Portfolio will continue to seek a high level of current income while preserving capital and maintaining liquidity.

Claude Athaide, Ph.D., CFA
Portfolio Manager
MacKay Shields LLC

(1) The current yield more closely reflects the current earnings of the Portfolio than the total return.

While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP CONVERTIBLE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Early in 2002, news of misconduct at Tyco International, Enron, WorldCom, ImClone Systems, and other high-profile companies led to a crisis of confidence in corporate reporting. These upsets were soon followed by a series of bankruptcy announcements, including Enron, WorldCom, and Kmart. By year-end, Conseco had also filed for Chapter 11 protection in the third-largest bankruptcy in U.S. history.

The weakness and uncertainty that had characterized the U.S. economy in 2001 persisted in 2002. Industrial production remained at depressed levels throughout the year, and sales of capital goods, excluding defense, declined at an unprecedented rate. Weak industrial spending left consumers as the sole driver of economic growth. Unfortunately, consumer confidence peaked in March and drifted lower throughout the remainder of the year, raising the potential specter that faltering consumer spending might prompt a double-digit recession.

Geopolitical developments raised the level of event risk to new highs, particularly as tensions mounted between the United States and Iraq. Nuclear weapons development in North Korea also became an important market concern. A nationwide strike in Venezuela drove the price of oil up to $32 per barrel in the fourth quarter of 2002, a development that might slow the pace of an economic recovery in the United States.

To stimulate the struggling U.S. economy, the Federal Reserve (the Fed) lowered the targeted federal funds rate by 50 basis points in November 2002. The equity markets staged an impressive rally in the fourth quarter, as investors looked forward to what will hopefully be a better investment climate in 2003 and beyond.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Convertible Portfolio returned -7.91%. The Portfolio outperformed the -30.90% return of the average Lipper* Variable Products Specialty/Miscellaneous Portfolio over the same period. The Portfolio also outperformed the -8.13% return of the Credit Suisse First Boston Convertible Securities Index* for the year ended December 31, 2002.

STRONG AND WEAK PERFORMERS
The Portfolio's bottom-up security selection process led to an eclectic array of strong performers in 2002. Anthem, a health benefits company, benefited because its business does not depend on the state of the economy. Better pricing helped improve profits for HMOs and the health care providers & services industry as a whole. Teva Pharmaceuticals, a generic drug maker, also showed strong performance as a number of major drug patents expired, causing generic providers to advance relative to proprietary drug manufacturers. Teva Pharmaceuticals enjoyed strong earnings and strong stock performance throughout most of 2002.

Despite a weak holiday shopping season and declining consumer confidence, strong fourth quarter results helped The Gap turn in positive performance for the year. The company's "back to basics" strategy has strengthened The Gap and helped its convertible bonds provide a positive contribution to the Portfolio's performance.

International Paper, a global forest products, paper, and packaging company, performed well in a weak economy by adjusting supply to meet demand. As an "old economy" name, International Paper also benefited when "new economy" stocks continued to falter.

Rational Software, whose integrated solutions help automate the software development process, also made a positive contribution to the Portfolio's performance. The convertible bond showed strength because of the company's strong cash flow and more than adequate debt coverage, even during the technology downturn. The securities provided better than expected returns when International Business Machines acquired Rational Software at a premium.

Unfortunately, not all of the Portfolio's holdings had such positive results. The Portfolio held a small position in Adelphia Communications when fraudulent financial reporting was uncovered. The bonds declined, but we continued to hold them based on our assessment of their trading potential. Another major detractor from the Portfolio's performance in 2002 was Calpine, an independent power producer that was actively filling the energy void by building power plants. Unfortunately, the company took on high levels of debt and suffered when warm weather hurt its revenues and earnings. We sold the stock to put the Portfolio's assets to more productive use.

The Bank of New York provides a wide range of banking and other financial services to corporate, institutional and retail customers and to financial institutions worldwide. Although a good deal of The Bank of New York's revenues come from the bank's security services and global payments services divisions, the company did extend loans to some telecommunication companies and airlines that went bankrupt in 2002. Since we believe that the company's prospects may improve when the economy recovers, we've added to our position in The Bank of New York.

Citigroup is another diversified financial services firm that detracted from the Portfolio's results. The company's operating business has performed well relative to its peers, but because of Citigroup's size and reach, in one way or another, the company was associated with just about every scandal that hit Wall Street in 2002. As a result, the stock price suffered. The company has taken corrective action and we believe Citigroup is capitalized well enough to handle any settlements. In the meantime, the business should do well and the stock continues to trade at a low valuation.

PURCHASES AND SALES
While the Portfolio utilizes a bottom-up security selection process, there has been some commonality in the positions we have recently sold, particularly among hospital and health care stocks. These stocks have performed well over the past few years, but we sold them when deficit spending raised questions about the dependability of Medicare, Medicaid, and other government payments to the health care sector.

LOOKING AHEAD
In light of the Bush stimulus package and the lower valuation for stocks, we believe prospects for the convertible securities markets are better than they were at the start of 2002. Risks, however, cannot be avoided. It is by no means clear that the economy is recovering, nor is it evident how strong an eventual recovery may be. These economic risks are compounded by geopolitical uncertainties, such as the potential for a military confrontation in Iraq and the possibility of miscalculating the North Korea situation.

In this environment, we will continue to adhere to our discipline of seeking attractively priced convertibles that will allow us to participate in the upside potential of a market recovery while limiting downside risk if weakness persists. Given the market's decline over the last two and a half years, we do not believe that selling now would be wise. On the other hand, in light of persistent economic weakness, we are not inclined to become more aggressive. Whatever the markets or the economy may bring, the Portfolio will continue to seek capital appreciation together with current income.

Edmund C. Spelman
Thomas Wynn
Edward Silverstein
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP CONVERTIBLE PORTFOLIO
                    ON 10/1/96 VS CREDIT SUISSE FIRST BOSTON
                        CONVERTIBLE SECURITIES INDEX AND
                           THE CONSUMER PRICE INDEX*
[LINE CHART]

                                                                           CREDIT SUISSE FIRST BOSTON
                                               CONVERTIBLE PORTFOLIO      CONVERTIBLE SECURITIES INDEX      CONSUMER PRICE INDEX
                                               ---------------------      ----------------------------      --------------------
10/1/96                                         $    10,000.00               $      10,000.00                $    10,000.00
1996                                                 10,389.00                      10,243.00                     10,082.00
1997                                                 11,992.00                      11,948.00                     10,222.00
1998                                                 12,530.00                      13,342.00                     10,386.00
1999                                                 17,791.00                      17,812.00                     10,665.00
2000                                                 16,898.00                      16,715.00                     11,025.00
2001                                                 16,530.00                      15,739.00                     11,236.00
2002                                                 15,222.00                      14,450.00                     11,514.00

One Year: -7.91%     Three Years: -5.06%     Five Years: 4.89%
                        Since Inception: 6.95% (10/1/96)

Certain of the Portfolio's investments have speculative characteristics.

High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP EQUITY INCOME PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
For equity investors, 2002 will likely be remembered as the first time in over 60 years that stocks in general fell for the third year in a row. Although disappointing, this performance was understandable. In January alone, Enron, Arthur Anderson, and ImClone Systems all faced investigations and Kmart filed for bankruptcy. As the year progressed, WorldCom, Qwest Communications, Dynegy, CMS Energy, Xerox, and others faced accounting scandals or malfeasance investigations. By year-end, a number of well known companies had filed for bankruptcy, including Global Crossing and Conseco.

In the United States, homeland security and the "war on terrorism" were ongoing concerns. Elsewhere, global terrorism continued, Middle East conflicts escalated, the United Nations scoured Iraq in search of weapons of mass destruction, and North Korea defiantly announced that it was making them.

Money flows in the equity markets closely tracked investor sentiments over the economy and the geopolitical situation. Despite low interest rates that caused the housing market to surge and many consumers to refinance their mortgages, corporate spending on technology and telecommunications all but dried up. Although consumer spending remained strong through much of the year, both consumer confidence and consumer spending weakened in the fourth quarter. To boost the sagging economy, the Federal Reserve (the Fed) lowered the targeted federal funds rate by 50 basis points in November to an unusually low 1.25%. Although we do not anticipate a sudden economic spurt, we believe that fiscal and monetary stimulus may lead to gradual improvements over time.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Equity Income Portfolio returned -14.57%. The Portfolio outperformed the -16.75% return of the average Lipper* Variable Products Equity Income Portfolio, the -22.10% return of the S&P 500(R) Index* and the -15.52% return of the Russell 1000(R) Value Index* over the same period. The Portfolio underperformed the -9.64% return of the Russell Midcap(R) Value Index* for the year ended December 31, 2002.

SECTOR ALLOCATION
During the first half of the year, consumer stocks were among the Portfolio's strongest performers. In the third quarter, we began increasing the Portfolio's positions in other cyclical industries. Among the most compelling opportunities we saw were truck related machinery companies in the industrials sector and paper & forest products companies in the materials sector. During the year, we increased the Portfolio's commitment to the machinery industry by approximately 50% and the paper & forest products industry by about 30%.

Materials and industrials are two sectors where the Portfolio remained overweighted as of December 31, 2002. As of that date, the Portfolio was also overweighted relative to the Russell 1000(R) Value Index in the energy and health care sectors. The overweighted positions resulted both from market performance and from initiating new positions in stocks we believed to be undervalued.

The Portfolio's increased exposure to cyclical stocks hindered performance in the second half of 2002, particularly in the third quarter. Nevertheless, we continue to believe that shareholders will benefit from the Portfolio's current holdings. Not only do the Portfolio's cyclical holdings have improving fundamentals and attractive valuations, they also meet our margin of safety requirements and have catalysts that could lead to price appreciation over time.

Other sectors had fewer attractive stocks, and some suffered from questionable fundamentals. We believe that cyclical consumer discretionary stocks tend to be overvalued and lack the pent-up demand that is typical in a post-recessionary period. Few stocks in the consumer staples sector appear to be attractively valued. Finally, we believe that financial stocks may face difficulties in the aftermath of the lending and expansion craze of the late 1990s. As of December 31, 2002, the Portfolio was underweighted in each of these sectors.

STRONG AND WEAK PERFORMERS
The strongest contributor to the Portfolio's performance in 2002 was Boston Scientific (+76.3%)(1), a coronary stent manufacturer that saw its stock price rise on favorable clinical results for new products. TRW (+39.4%) benefited from an acquisition by Northrop Grumman that drove its stock price higher. Fortune Brands (+17.5%), a conglomerate with interests in golf equipment, building materials, and alcoholic beverages, benefited from strong earnings. Finally, Agco (+40.1%), a stock that the Portfolio has held for some time, benefited from improving agricultural fundamentals in 2002.

Our stringent review process helped us identify deteriorating fundamentals in several of the Portfolio's weakest performing stocks and eliminate the positions from the Portfolio. Sears, Roebuck (-48.6%) saw credit quality rapidly decline as an important finance subsidiary and was sold during the year. TXU (-60.4%), the largest-holding company of Texas Utilities, shocked the market when its European operations virtually imploded without any warning. Allegheny Energy (-78.0%) is another aspiring energy merchant that suffered reversals in 2002. Phoenix (-58.6%) is an insurance and money management firm that suffered when the bear market took a toll on its various businesses. We reduced each of these Portfolio positions prior to their final sale, but not enough to avoid a negative impact on performance. Since each of these stocks declined after the position was eliminated, all of the sales were prudent.

One underperforming stock that the Portfolio continues to hold is Navistar International (-38.5%). We remain confident in the future of this truck and engine manufacturer and increased the size of the Portfolio's position at attractive prices during a period of weakness late in the year. As of year-end, Navistar International was the Portfolio's largest holding.

LOOKING AHEAD
We remain optimistic about the outlook for value stocks and the opportunities we are finding in the marketplace. We believe that value stocks may outperform, as has been typical in post-recessionary periods, and that improving fundamentals may strengthen the price performance of the Portfolio's holdings over time.

While geopolitical events are difficult to predict, we believe that some negative scenarios may already be priced into stock values. Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital appreciation and income.

Michael C. Sheridan
Richard A. Rosen
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP EQUITY INCOME PORTFOLIO
                       ON 7/2/01 VS S&P 500(R) INDEX* AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                   EQUITY INCOME PORTFOLIO         S&P 500(R) INDEX            CONSUMER PRICE INDEX
                                                   -----------------------         ----------------            --------------------
7/2/01                                             $    10,000.00                  $   10,000.00               $    10,000.00
2001                                                     9,897.00                       9,445.00                     9,966.00
2002                                                     8,455.00                       7,357.00                    10,215.00

           One Year: -14.57%       Since Inception: -10.56% (7/2/01)

(1) Unless otherwise indicated, returns are for the year ended December 31, 2002, or the portion(s) of the reporting period during which the specified securities were held in the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP GOVERNMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
For bond investors, 2002 was generally a positive year. The economy continued to advance at an unimpressive inflation adjusted rate of between 2.5% and 3.0% for the year ending December 31, 2002. Consumer and government spending remained relatively strong, but consumer confidence declined and business investment was weak.

Many investors were concerned about credit quality after a series of accounting scandals, layoffs, and bankruptcies rocked the market. As stock prices continued to fall, a general flight to quality increased demand for investment grade debt. In the absence of a 30-year Treasury auction, longer term U.S. government bonds tended to outperform other debt securities.

Despite low interest rates, corporate leaders had little pricing power and few incentives to spend money in a challenging economic environment. As a result, few corporate issuers ventured into the market, and those that did faced a lukewarm reception. To attract investors and compensate for the higher risk of impaired cash flows in a sluggish economy, many corporate bonds were priced at wider than usual spreads to Treasuries.

To restore business and investor confidence, the Federal Reserve (the Fed) cut the targeted federal funds rate by 50 basis points in November 2002, to an exceedingly low 1.25%. While stocks rallied temporarily after the Fed's move, the long-term effects have yet to be felt throughout the economy.

In 2002, interest rates declined sharply across all segments of the yield curve. 30-year Treasury yields fell 70 basis points to 5.5%. Five-year Treasury yields declined 160 basis points to 2.7%. Other Treasury notes and bonds saw yields decline within this basis point range. With interest rates at 40-year lows, homeowners raced to refinance their mortgages, lower their monthly payments, and turn home equity into cash. Most indications suggest that the money was spent rather than saved.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Government Portfolio returned 9.85%. The Portfolio underperformed the 10.68% return of the average Lipper* Variable Products General U.S. Government Portfolio and the 11.50% return of the Lehman Brothers Government Bond Index* for the same period.

Although the Portfolio was well diversified in a number of attractive sectors, it underperformed its peers and its benchmark largely because the Portfolio's duration was not long enough to fully capitalize on rapidly falling interest rates.

CORE POSITIONS
The Portfolio invests with a long-term strategy that emphasizes sector and issue selection as the primary sources of total return. Capital gains and yield both contribute to total return. We seek capital gains by identifying securities that we believe are mispriced and that may increase in value as prices realign and by investing in sectors priced at spreads to Treasuries that may narrow over time. Each security in the Portfolio has a positive yield, and yields generally reflect security risk. When we believe risk/reward tradeoffs are favorable, we may invest in higher yielding securities.

Within the Treasury sector, we found value in Treasury Inflation Protected Securities (TIPS) and bonds that mature between 2016 and 2030. We believe these older, or "off-the-run," bonds may offer appreciation potential as the yield gap between shorter- and longer-maturity Treasuries narrows. The absence of a 30-year bond auction supports our approach. Though TIPS were introduced five years ago, they lack the popularity of traditional Treasury securities and trade at a yield concession that is consistent with our longer-term investment horizon. We also believe that TIPS may show greater yield stability than other securities when the economy revives.

The Portfolio's agency holdings among government sponsored housing enterprises such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank are worthy sources of yield. To add variety and pick up additional yield, a portion of the Portfolio's agency allocation is invested in callable debentures and high quality subordinated issues that are slightly lower in the capital structure than senior unsecured debt.

The Portfolio benefited from a resilient market for residential mortgage-backed securities in 2002. Lower interest rates caused a surge of mortgage refinancings, but not enough to overwhelm the market. Banks were good buyers, turning to residential mortgage-backed securities to compensate for slower growth in their commercial and industrial loan portfolios. Many security dealers also pursued opportunities among collateralized mortgage obligations as the Treasury yield curve steepened. We expect the technical outlook to remain positive, and in October 2002, we increased the Portfolio's commitment to residential mortgage-backed securities by 15%, selling Treasuries to fund the purchase.

YIELD ENHANCEMENT
Diversification plays an important role in the Portfolio's performance, and we use our discretion within prospectus guidelines to invest in securities that are not government related. As of December 31, 2002, the Portfolio held 7% of its assets in non-government securities. We believe these issues offer attractive yields and appreciation potential.

The Portfolio owns AAA rated(1) commercial mortgage-backed securities, AAA rated asset-backed securities, and a select set of moderate quality (BBB rated(2)) corporate bonds. In selecting commercial mortgage-backed securities, the Portfolio seeks to ensure stability of cash flows with issues backed by a wide range of property types and mortgages that are several years old. Among asset-backed securities, we have been attracted to rate reduction bonds. These securities are designed to help utilities in states that are shifting to a competitive electricity market. The bonds help utilities recover costs that would otherwise be lost and are collateralized by mandatory user tariffs that are passed through to investors.

We believe corporate bonds offer value relative to Treasuries because their spreads have room to tighten when the economy recovers. We favor corporate bonds whose issuers have durable revenue streams. Earlier in the year, when trust in corporate governance came under fire, the Portfolio's corporate bond holdings detracted from performance. We have since reduced the average duration of our commitment to the sector to better protect the Portfolio against widening spreads.

DURATION
We are not active duration managers and do not try to time the market by manipulating the Portfolio's duration. Instead, we prefer to position the Portfolio for opportunities with higher probabilities of success over the long term. Since interest rate trends tend to be short lived, duration based profits can be elusive. This was evident when rates rose in November on encouraging economic news and a Republican sweep in Congress, only to reverse course on softer economic data and heightened tensions with Iraq in December.

We generally maintain the Portfolio's duration between 3.5 and 4.0 years to moderate the sensitivity of the portfolio to interest rate changes. The half-year range is a reasonable one to accommodate the shifting durations of the residential mortgage-backed securities held by the Portfolio.

PORTFOLIO COMPOSITION
At year-end 2002, the Portfolio held 24.2% of its net assets in Treasuries, 12.7% in agencies, 47.1% in residential mortgage-backed securities, 2.3% in commercial mortgage-backed securities, 3.1% in asset-backed securities, and 1.4% in corporate bonds. The balance of the Portfolio was in money market instruments.

LOOKING FORWARD
The Portfolio has a moderate risk profile and is positioned for range bound Treasuries, lower volatility, tighter spreads, and contained inflation. As of year-end, we believe that total return prospects are strongest in sectors other than Treasuries. This view is based on the large reservoir of investor liquidity (some $6.2 trillion dollars in money with zero maturity) that has the potential to invigorate the capital markets once it is put to work. We believe that as the economy rebounds, investors will search for high quality, better yielding alternatives to Treasuries, such as those to which the Portfolio is committed.

Whatever the markets or the economy may bring, the Portfolio will continue to seek a high level of current income consistent with safety of principal.

Gary Goodenough
Joseph Portera
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                        MAINSTAY VP GOVERNMENT PORTFOLIO
            ON 1/29/93 VS LEHMAN BROTHERS GOVERNMENT BOND INDEX AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                                                  LEHMAN BROTHERS
                                                  GOVERNMENT PORTFOLIO         GOVERNMENT BOND INDEX         CONSUMER PRICE INDEX
                                                  --------------------         ---------------------         --------------------
1/29/93                                           $     10,000.00              $     10,000.00               $    10,000.00
1993                                                    10,563.00                    10,914.00                    10,275.00
1994                                                    10,368.60                    10,546.20                    10,549.30
1995                                                    12,102.30                    12,480.40                    10,785.60
1996                                                    12,378.20                    12,826.10                    11,142.60
1997                                                    13,552.00                    14,056.00                    11,332.00
1998                                                    14,771.00                    15,441.00                    11,515.00
1999                                                    14,514.00                    15,096.00                    11,823.00
2000                                                    16,288.00                    17,095.00                    12,223.00
2001                                                    17,369.00                    18,198.00                    12,416.00
2002                                                    19,079.00                    20,284.00                    12,717.00

One Year: 9.85%     Three Years: 9.55%     Five Years: 7.08%
                        Since Inception: 6.72% (1/29/93)

(1) Debt rated AAA has the highest rating assigned by Standard & Poor's. In the opinion of Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. Bonds which are rated Aaa by Moody's Investors Service, Inc. are judged to be of the best quality. They are deemed by Moody's to carry the smallest degree of investment risk and are generally referred to as "gilt edged." In the opinion of Moody's, interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, Moody's believes that such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. When applied to the Portfolio's holdings, ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the security or safety of the Portfolio.
(2) Debt rated BBB by Standard & Poor's is deemed to exhibit adequate protection parameters. It is Standard & Poor's opinion that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher rating categories. When applied to the Portfolio's holdings, ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the security or safety of the Portfolio.

While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP GROWTH EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In 2002, investors were disappointed by the U.S. stock market, which registered its third consecutive year of negative returns. Overall, smaller companies tended to outperform larger ones, and value stocks outperformed growth stocks at all capitalization levels. Still, the equity market was difficult for most participants, as the vast majority of individual stocks experienced losses for the year. Sector selection proved just as problematic, as all sectors of the market provided negative annual returns. Information technology and telecommunication services were among the weakest sectors.

The equity market's ills were largely the result of lackluster economic growth, despite the monetary stimulus provided by the Federal Reserve (the Fed). Early in the year, many investors anticipated that low interest rates would translate into robust corporate earnings gains. As the year progressed, however, corporate spending restraint by risk averse companies placed the burden of sustaining the economy squarely on the consumer.

Many homeowners refinanced their mortgages to take advantage of lower interest rates, which helped sustain consumer spending through much of the year. Eventually, however, the weak economy and a declining stock market began to affect consumer confidence. By year-end, consumer spending had slowed, as evidenced by weaker than anticipated holiday sales.

The risk premium for U.S. equities went up significantly during 2002, due to economic uncertainty and widespread concern about corporate accounting and governance. Geopolitical tensions also affected stock prices and risk aversion became a key investment theme as investors focused on global terrorism, homeland security, and the potential for military engagement with Iraq.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Growth Equity Portfolio returned -24.25%. The Portfolio underperformed the -23.51% return of the average Lipper* Variable Products Large-Cap Core Portfolio over the same period. The Portfolio also underperformed the -22.10% return of the S&P 500(R) Index* and the -21.65% return of the Russell 1000(R) Index* for the year 2002.

The Portfolio's relative performance was strong through the first three quarters of 2002. Poor relative performance in the fourth quarter, however, led to disappointing annual returns. Throughout the year, the Portfolio was positioned with a strong emphasis on companies with higher quality earnings growth, but during the fourth quarter stocks with low quality earnings rallied. We remain committed to focusing the Portfolio on higher quality stocks, as we do not believe that the short-term run-up in lower-quality stocks was based on earnings fundamentals.

STRATEGY AND SECTOR ALLOCATION
Throughout most of 2002, the Portfolio was rather evenly positioned across growth and value stocks. At the start of the year, the Portfolio maintained a cyclical tilt, since we expected robust economic growth. Later, however, we adjusted the Portfolio toward higher quality stocks with greater earnings visibility when we realized that corporate earnings disappointments and negative headlines about corporate accountability were creating selling pressure. Unfortunately, technical factors, spurred in part by the aggressive 50 basis point Fed easing move in November 2002, led to a notable market rotation favoring stocks with lower quality earnings. Still, the Portfolio's positions in the least cyclical sectors, namely health care and consumer staples, were its best relative performers for the annual period.

The Portfolio's shift from an overweighted to a slightly underweighted position in the cyclical consumer discretionary sector also benefited performance. We correctly anticipated slower consumer spending during the second half of 2002. In light of current interest rate levels, we believe that the secular trend toward lower interest rates that has benefited consumers over the last few decades has likely run its course. We also expect aging baby boomers to begin to increase their savings as they approach retirement over the next decade, which may reduce discretionary spending. During 2002, the Portfolio also benefited from a heavily underweighted position in the poorly performing information technology sector.

Since we expected a stronger economy to end the Fed's accommodative cycle, we underweighted financial stocks, which tend to underperform as interest rates rise. This decision proved to be unwise, since a sluggish economy and a declining stock market prompted the Fed to cut interest rates again in the fourth quarter and financial stocks in general outperformed the S&P 500(R) Index.

STRONG AND WEAK PERFORMERS
Medical supplies company Boston Scientific (+76%)(1) was the Portfolio's strongest performer for the year. The stock benefited from rising earnings expectations, based on new products coming to the market in 2003. Defense contractor Lockheed Martin (+25%) was another strong performer. The stock benefited from the U.S. government's increased emphasis on defense spending and from several new defense contracts.

SLM (+25%), a student loan provider with strong market share, performed well when the company's lending programs provided solid earnings gains. Avon Products (+18%), a global manufacturer and marketer of beauty products, was able to generate strong earnings growth despite difficult currency translations from its Latin American business. Surgical and medical supply company Stryker (+15%) saw increased demand for its products that prompted earnings growth. Bank of America (+14%), the large banking and finance company, outperformed primarily due to strong results from its major lines of business.

The Portfolio's best performing new purchase was International Game Technology (+11%), a dominant casino gaming manufacturer. The company benefited from a strong market position and an increasing demand for its products in an expanding industry. Telecommunications company Verizon Communications performed well for the Portfolio during the second half of the year. It was up 20% for the period it was held by the Portfolio. We repurchased it at a lower price after selling the stock during the first half of the year. In our opinion, the stock was undervalued given our earnings expectations for the company.

One of the Portfolio's most disappointing holdings was electric utility TXU (-56%). The company's international operation deteriorated quickly, leading to a cash crunch that forced TXU to raise additional capital and reduce its dividend. Hospital management company Tenet Healthcare (-58%) was a poor performer, primarily as a result of its well publicized Medicare overbilling scandal. Capital One Financial (-44%), a credit card provider, fell as the company was forced to increase reserves for losses in its loan portfolio. Intel (-50%) and Applied Materials (-35%) both declined, as semiconductor manufacturers and their machinery suppliers both fared poorly in 2002. An anticipated business recovery never materialized, and the stocks' valuations remained high.

In a difficult market, a strict selling discipline can be as important as strict buying criteria. Two of our better sales for the year were the Portfolio's holdings in cable operator, Charter Communications, and semiconductor manufacturer NVIDIA, as these stocks declined 91% and 80%, respectively, after our sales. Anticipating slower consumer demand and an increasingly competitive environment, the Portfolio also benefited from our decision early in the year to sell supermarket operator Kroger. The stock subsequently declined 24% below our sale price.

LOOKING AHEAD
We remain cautiously optimistic in our outlook for U.S. stocks. Hopefully, corporations will be able to generate earnings growth and a sustainable economic recovery will get underway. In our view, corporate earnings growth will be gradual, as many companies continue to deleverage their balance sheets. While equity valuations remain high in some sectors of the stock market, we believe that overall valuations have become more reasonable. We will, of course, carefully monitor the potential conflict with Iraq and other geopolitical events that may impact the equity market and investor sentiment going forward.

As we enter 2003, the Portfolio is overweighted in both the health care and consumer staples sectors due to their superior earnings visibility. We believe that health care stocks should prosper in the new year, since a Republican congressional majority may help to improve the regulatory environment. Many of the Portfolio's consumer staples stocks should benefit from a weak U.S. dollar, given that a large percentage of their earnings come from overseas. The Portfolio remains underweighted in financials, since we see little room for additional Fed easing.

We would like to increase the Portfolio's exposure to the information technology sector, but are concerned that current valuations are high in light of embedded earnings expectations. We will likely wait until valuations are more in line with the equity market as a whole before we add to this sector.

Overall, we will continue to emphasize high-quality stocks with reasonable valuations and positive earnings growth profiles. If we have learned anything in the bear market of the last few years, it is that we should not overestimate future earnings power in a slow-growth economy.

We intend to increase the Portfolio's focus on dividends, as we closely monitor the yield of the Portfolio as compared to the S&P 500(R) Index. We believe that dividends will become even more important in light of legislative proposals and the aging of baby boomers, who may ultimately rely on dividend income during their retirement years. No matter how the economy or the markets may move, the Portfolio will continue to seek long-term growth of capital, with income as a secondary consideration.

James Agostisi
Patricia S. Rossi
Portfolio Managers
New York Life Investment Management LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP GROWTH EQUITY PORTFOLIO
                       ON 1/23/84 VS S&P 500(R) INDEX AND
                           THE CONSUMER PRICE INDEX*
[TO COME]

                                                  GROWTH EQUITY PORTFOLIO        S&P 500(R) INDEX            CONSUMER PRICE INDEX
                                                  -----------------------        ----------------            --------------------
1/23/84                                           $     10,000.00                $   10,000.00               $    10,000.00
1984                                                     9,824.00                    10,755.00                    10,365.00
1985                                                    12,162.10                    14,199.80                    10,758.90
1986                                                    12,648.60                    16,833.90                    10,877.20
1987                                                    13,035.60                    17,712.60                    11,359.10
1988                                                    14,791.50                    20,691.90                    11,861.10
1989                                                    18,632.90                    27,216.00                    12,421.70
1990                                                    17,535.40                    26,350.60                    13,171.10
1991                                                    23,472.90                    34,405.90                    13,574.10
1992                                                    26,423.50                    37,051.80                    13,967.80
1993                                                    30,046.10                    40,753.20                    14,351.90
1994                                                    30,406.70                    41,278.90                    14,735.10
1995                                                    39,273.30                    56,791.50                    15,065.20
1996                                                    48,895.20                    69,829.60                    15,563.80
1997                                                    61,975.00                    93,111.00                    15,828.00
1998                                                    7,8454.00                   119,723.00                    16,083.00
1999                                                   10,1959.00                   144,912.00                    16,514.00
2000                                                    9,8553.00                   131,725.00                    17,072.00
2001                                                    8,1737.00                   115,245.00                    17,365.00
2002                                                    61,914.00                    88,613.00                    17,784.00

One Year: -24.25%   Three Years: -15.33%  Five Years: -0.02%  Ten Years: 8.89%
                       Since Inception: 10.10% (1/23/84)

(1) Unless otherwise indicated, returns are for the year ended December 31, 2002, or the portion(s) of the reporting period during which the specified securities were held in the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Although 2002 was generally a positive year for income investors, most of the advances were in the high-grade sectors. As the stock market declined from mid-March to mid-October, many investors joined in a flight to quality, which resulted in strong returns for U.S. Treasuries and investment-grade bonds, but left high-yield bonds with more modest returns.

High-yield bonds initially rallied, but moved in the opposite direction in the second quarter when a series of corporate accounting scandals and misconduct investigations caused problems for several issuers. As the Enron debacle continued to unwind, WorldCom, Qwest Communications, Adelphia Communications, and Xerox all suffered major setbacks. Although the problems were company specific, the fallout was widespread.

In the third quarter, Treasury securities rose by 11.1%, while the S&P 500(R) Index* dropped 17.28%. Stocks continued to fall to their low point for the year in early October. Hoping to stabilize both the economy and the markets, the Federal Reserve (the Fed) took action in November, reducing the targeted federal funds rate by 50 basis points to an unusually low 1.25%. The stock market responded favorably, and several sectors that had been particularly weak during most of the year staged strong recoveries. High-yield bonds, which often tend to track equity results, also rallied in the fourth quarter of 2002.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP High Yield Corporate Bond Portfolio returned 2.05%. The Portfolio outperformed the -0.69% return of the average Lipper* Variable Products High Current Yield Portfolio over the same period. It underperformed the 3.01% return of the Credit Suisse First Boston
(CSFB) High Yield Index* for the year ended December 31, 2002.

STRONG AND WEAK PERFORMERS
Over the course of 2002, the Portfolio saw strong performance in the non-durable segments of the consumer discretionary sector, including several companies in the hotels, restaurants & leisure industry. Media companies with diversified interests also contributed positively to the Portfolio's performance. The Portfolio's weakest performing sectors for 2002 included telecommunication services and utilities. Companies in the broadcasting & cable TV sub-industry also detracted from the Portfolio's overall performance.

The Portfolio's strongest performing holdings included Nextel International, Medaphis, Crown Cork & Seal, Alaris Medical, and Sovereign Bank. Each of these companies benefited from strong operations, positive cash flow, and an improving outlook. Nextel International is a leading provider of integrated wireless services designed to meet the needs of business customers in selected international markets. Medaphis saw improvements in its core physicians' service business. Crown Cork & Seal benefited by raising prices, reducing working capital, and paying off debt that was nearing maturity. Alaris Medical successfully launched a new line of products that was well received in the marketplace and completed a refinancing that alleviated investor concerns. Sovereign Bank benefited from low interest rates, which prompted high levels of mortgage origination and refinancing.

Not all of the Portfolio's holdings had such positive results. Among the Portfolio's weakest holdings were Adelphia Communications, Charter Communications, Alamosa PCS, PG&E National Energy Group, and ICO Global Communications. Adelphia Communications bonds suffered from a liquidity crisis when accounting fraud and other forms of misconduct were discovered. Charter Communications was caught in the downdraft that followed. Alamosa PCS and ICO Global Communications both suffered from general weakness in the wireless telecommunication services industry.

PG&E National Energy Group's debt traded sharply downward when merchant power prices collapsed during the company's massive construction program. With earnings and cash flow declining, the company lost its investment-grade rating in August 2002, then shocked the credit markets by disclosing over $2 billion of potential contingent liabilities that were triggered by the rating downgrades. The company plans to restructure.

OTHER STRATEGIC POSITIONING
Airlines were relatively strong early in the year, but the Portfolio's holdings in Delta Air Lines and Northwest came under pressure in August when US Airways filed for bankruptcy and financial problems at UAL came to light. We believe that Delta Air Lines can still benefit from its low cost structure relative to other major carriers and that Northwest has strength in both its young fleet and its attractive routes.

The hotels, restaurants & leisure industry provided solid returns throughout most of 2002, with strong performance from Hilton Hotels, Hollywood Park, Venetian Casino, Pinnacle Entertainment, and Vail Resorts, among others. Health care holdings performed well in the first half, with strong performances from HCA, Manor Care, and Team Health. By year-end, two of the Portfolio's health care holdings were among its top performers, and several had contributed positively to the Portfolio's performance for 2002.

Utilities suffered through much of 2002, and the Portfolio's overweighted position in the sector detracted from performance. Among the Portfolio's utility holdings were AES, Mirant, Calpine, and Western Resources. Although some of the setbacks during the year were severe, we believe that eventually the market will realize the opportunities that have been created by lower valuations.

The Portfolio had holdings in a number of energy companies during 2002, and values fluctuated over the course of the year as geopolitical tensions and other factors shaped energy prices and demand. Among the Portfolio's positions were Comstock Resources, El Paso, Parker Drilling, Plains Exploration & Production, and Vintage Petroleum. In the fourth quarter of 2002, the Portfolio's energy holdings generally provided lackluster performance. Petroleum Geo Services, a seismic data mapping company, suffered from weak prices and high leverage. Although the company was unable to complete a de-leveraging merger with VERITAS Software, we expect the company to either sell assets or otherwise restructure to improve its debt coverage.

Telecommunication services holdings were generally weak through most of the year. Although the Portfolio did not own WorldCom bonds, it held positions in Qwest Communications, Sprint, Call-Net, AT&T Wireless, Millicom International, and US Unwired, all of which suffered during the first half of the year. The Portfolio's telecommunication holdings revived in the second half of 2002, and were among the Portfolio's strongest holdings in the fourth quarter when the market became more accepting of risk. Qwest Communications, which was the Portfolio's largest holding as of December 31, 2002, made a positive contribution to performance as efforts to repair the company's balance sheet and build asset coverage for bondholders were recognized by the market. Some of the Portfolio's holdings in the wireless telecommunication services industry were particularly strong as the year came to a close.

In the fourth quarter, information technology stocks showed a substantial turnaround, but high-yield bonds of information technology companies continued to lag as the poor economy continued to drag on cash flows. Several investment-grade information technology companies traded at high-yield valuations well in advance of downgrades to high-yield status. The Portfolio's investments in Avaya, Nortel, and Lucent Technologies were penalized along with the industry, but we believe these issuers are managing their cash flows better and are positioned to benefit when the economy begins to recover in earnest.

The Portfolio's holdings in the broadcasting and cable TV subindustry had mixed performance over the course of the year. Comcast UK Cable was strong in the first quarter, while other cable companies were weak. Cablevision was negatively impacted by Argentina's default. In the second quarter, cable companies were particularly disappointing, and while returns were positive in the fourth quarter, cable companies generally underperformed the market.

SIGNIFICANT PURCHASES AND SALES
Significant purchases for the year included: Qwest Communications, Owens-Brockway Glass, Pacific Gas & Electric, and Vintage Petroleum. All of these purchases had a positive impact on the Portfolio's performance for the period the securities were held in the Portfolio.

Significant sales for the year included Paxson, Regional Independent Media, Great Central Mines, PSEG Energy Holdings, and Crown Cork & Seal. Each of these holdings benefited the Portfolio's performance during the period the securities were held in the Portfolio.

LOOKING AHEAD
The prospects for the economy remain somewhat uncertain. With higher unemployment and increasing personal debt, it's possible that consumer spending could weaken, making it difficult to maintain a robust economy. On the other hand, consumers have proven resilient over time, and the housing market is holding up reasonably well. As we move into 2003, the high-yield asset class is experiencing positive inflows. Since many corporations have reduced their spending and many individual investors have been sitting on the sidelines, there may be more investment capital available than recent performance may suggest.

Barring a protracted global recession, we continue to see high-yield corporate bonds as an attractive investment. Yield spreads remain at historically wide levels. Unless the economy goes back into a recession, default rates should continue to decline from their recent highs. Whatever the markets or the economy may bring, the Portfolio will continue to seek maximum current income through investment in a diversified portfolio of high-yield debt securities which are ordinarily in the lower rating categories of recognized rating agencies. Capital appreciation will remain a secondary objective.

Donald E. Morgan
J. Matthew Philo
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO
          ON 5/1/95 VS CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX AND
                           THE CONSUMER PRICE INDEX*

[LINE GRAPH]

                                               CREDIT SUISSE FIRST BOSTON    HIGH YIELD CORPORATE BOND
                                                    HIGH YIELD INDEX                 PORTFOLIO              CONSUMER PRICE INDEX
                                               --------------------------    -------------------------      --------------------
5/1/95                                         $        10,000.00            $       10,000.00              $    10,000.00
1995                                                    11,006.00                    10,968.00                   10,102.00
1996                                                    12,894.60                    12,329.00                   10,436.40
1997                                                    14,574.80                    13,885.00                   10,613.80
1998                                                    14,962.00                    13,966.00                   10,785.00
1999                                                    14,424.00                    16,884.00                   11,074.00
2000                                                    13,721.00                    15,893.00                   11,448.00
2001                                                    14,467.00                    16,675.00                   11,672.00
2002                                                    17,592.00                    17,017.00                   11,961.00

One Year: 2.05%     Three Years: 0.26%     Five Years: 3.15%
                        Since Inception: 7.17% (5/1/95)

High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility.

Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in U.S. or foreign tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP INDEXED EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
At the beginning of 2002, the U.S. economy appeared to be on its way from a mild recession to a modest recovery. What started out as subdued optimism, however, quickly turned into a year of disappointment as a series of high profile accounting scandals and major bankruptcies rocked the market. Major Wall Street and accounting firms faced conflict-of-interest investigations and allegations of insider trading made headline news.

The year will likely be remembered for disappointing corporate earnings, layoffs, geopolitical instability, rising energy prices, and a lack of business investment. The result was the third straight year of losses for the U.S. stock market, a phenomenon investors had not seen in over 60 years.

On the positive side, consumer spending remained strong throughout most of 2002, buoyed by low interest rates that brought buyers to the housing market and caused mortgage refinancing to grow. Unfortunately, with consumers providing the only visible support for the economy, both the economy and the stock market found themselves on shaky ground.

The Dow Jones Industrial Average* fell 15.01% in 2002, its steepest decline since 1977. The S&P 500(R) Index* fell 22.10% in 2002, its worst performance since 1974. Astonishingly, the total value of the U.S. stock market fell to approximately $10 trillion at the end of 2002, down from $17 trillion at its peak in March 2000.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Indexed Equity Portfolio returned -22.21%. The Portfolio outperformed the -22.43% return of the average Lipper* Variable Products S&P 500(R) Index Objective Portfolio over the same period. The Portfolio underperformed the -22.10% return of the S&P 500(R) Index for the year ended December 31, 2002. Since the Portfolio incurs actual expenses that a hypothetical index does not, there will be times when the Portfolio lags the Index.

STRONG INDUSTRIES AND SECURITIES
The top performing industry in the S&P 500(R) Index for 2002, based on total return alone, was leisure equipment & products (+7.12%)(1), followed by containers & packaging (+4.86%), and household products (+0.37%). Although food products (-0.99%) had a negative return, it was the fourth-best performing industry in the Index, followed by road & rail (-2.03%) in fifth place.

When both total returns and weightings were taken into account, the only difference in the top five contributors to the performance of the Index was that trading companies & distributors (-5.42%) took fourth place -- replacing the road & rail industry, which failed to rank among the top five industries. The other industries mentioned retained their same positions among the top five. The fact that industries with negative returns ranked among the top five contributors to the performance of the Index in 2002 suggests the level of difficulty equity investors faced.

Based on total returns alone, the five top performing stocks in the S&P 500(R) Index for the year ended December 31, 2002, were Providian Financial (+82.82%), Boston Scientific (+76.29%), Newmont Mining (+51.91%), Ball (+44.81%), and Halliburton (+42.82%). During the same period, several stocks with lower returns but higher weightings in the Index made a larger positive contribution to the performance of the S&P 500(R) Index when both total returns and weightings were taken into account. On this basis, the leader was Bank of America (+10.52%), followed by Procter & Gamble (+9.45%), Boston Scientific (+76.29%), Wachovia (+16.20%), and then Wells Fargo (+7.82%).

WEAK INDUSTRIES AND SECURITIES
Based on total returns alone, the worst performing industry in the S&P 500(R) Index was multi-utilities & unregulated power (-69.53%), followed by wireless telecommunication services (-59.70%), IT consulting & services (-57.07%), electronic equipment & instruments (-51.88%), and semiconductor equipment & products (-49.49%). Taking both total returns and weightings into account, the industry that had the greatest negative impact on the performance of the Index was industrial conglomerates (-41.84%), followed by pharmaceuticals (-21.56%), semiconductor equipment & products (-49.49%), diversified financials (-23.17%), and software (-27.26%).

Measured on the basis of total returns alone, the worst performing stocks in the S&P 500(R) Index over the annual period were Dynegy (-95.37%), Williams (-89.42%), Mirant (-88.33%), El Paso (-84.40%), and NVIDIA (-82.80%). The
company whose stock had the greatest negative impact on the performance of the

Index, taking both weightings and total returns into account, was General Electric (-39.25%), followed by Intel (-50.49%), AOL Time Warner (-59.19%), Tyco International (-71.00%), and Microsoft (-21.96%).

INDEX ADJUSTMENTS
From time to time, Standard & Poor's adjusts the makeup of the Index following corporate actions, such as mergers, acquisitions, spin-offs, and similar events. In addition, Standard & Poor's may adjust the makeup of the Index to reflect its changing assessment of which businesses and industries are having a major impact on the U.S. economy. During 2002, there were 24 additions to and 24 deletions from the S&P 500(R) Index, compared to 30 additions and 30 deletions in 2001.

To name just a few changes, WorldCom was deleted from the S&P 500(R)Index on May 14, 2002. WorldCom was replaced by Apollo Group, a firm providing higher education programs for working adults. The third quarter saw a major change to the S&P 500(R) Index, as nondomiciled companies were removed from the benchmark, effective the close of business July 19, 2002. The deleted stocks included European and Canadian domiciled companies, such as Nortel Networks, Unilever, Royal Dutch Petroleum, Barrick Gold, and Placer Dome, that had been "grandfathered" in this domestic Index. This generated some controversy, as there are other companies headquartered in Bermuda, such as Tyco International, which stayed in the Index. Another notable addition on that same day in July was eBay, an Internet catalog & retail company in the consumer discretionary sector.

LOOKING AHEAD
It is still difficult to envision a dramatic turnaround for the U.S. economy in the near future. Disappointing retail sales during the 2002 holiday season and heightened geopolitical tensions have raised the level of caution in the equity markets. A general strike by Venezuela's oil industry resulting in higher oil prices, the prospect of war in Iraq, and ongoing concerns about North Korea's nuclear program appear to have moved many investors away from equities and onto the sidelines until a greater sense of global stability can be achieved.

As index investors, we do not evaluate or respond to changing economic conditions or concern ourselves with market psychology. Whatever the markets or the economy may bring, the Portfolio will continue to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500(R) Index.

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
New York Life Investment Management LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP INDEXED EQUITY PORTFOLIO
                       ON 1/29/93 VS S&P 500(R) INDEX AND
                           THE CONSUMER PRICE INDEX*
[LINE CHART]

                                                  INDEXED EQUITY PORTFOLIO        S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                  ------------------------        ----------------          --------------------
                                                  $     10,000.00                 $  10,000.00              $     10,000.00
1993                                                    10,853.00                    11,008.00                    10,275.00
1994                                                    10,935.50                    11,149.00                    10,549.30
1995                                                    14,969.60                    15,338.80                    10,785.60
1996                                                    18,325.80                    18,857.50                    11,142.60
1997                                                    24,344.00                    25,148.00                    11,332.00
1998                                                    31,280.00                    32,336.00                    11,515.00
1999                                                    37,754.00                    39,139.00                    11,823.00
2000                                                    34,236.00                    35,578.00                    12,223.00
2001                                                    30,084.00                    31,112.00                    12,416.00
2002                                                    23,401.00                    24,244.00                    12,717.00

One Year: -22.21%         Three Years: -14.73%        Five Years: -0.78%
                        Since Inception: 8.94% (1/29/93)

(1) Unless otherwise indicated, returns are for the year ended December 31, 2002, or the portion(s) of the reporting period during which the specified securities were held in the Portfolio. Differences in Index weightings explain why overall contributions to the performance of the Index do not always correlate directly with the total returns shown.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Across international equity markets, perhaps the most significant theme of 2002 was the lack of consistent economic growth. The United States, a central figure in the global economy, suffered from a series of high profile accounting scandals and major bankruptcies. Geopolitical unrest was severe throughout the year, with major difficulties in Afghanistan, the Middle East, and North Korea. Under United Nations direction, a multinational task force was assigned to look for weapons of mass destruction in Iraq.

The effect on developed equity markets was decidedly negative, with most facing high volatility and major price declines. When all was said and done, the Morgan Stanley Capital International Europe, Australasia, and Far East (MCSI EAFE) Index* recorded its third consecutive year of double-digit losses in U.S. dollar terms.

In Japan, the newly elected Prime Minister, Junichiro Koizumi, introduced radical measures to reform the economy. Over the long term, these initiatives may have a positive impact, but over the short run, they have put additional strain on the nation's already fragile economy. Although many believed that Europe would be an investment oasis, it turned out to be just the opposite when most European economies quickly and unexpectedly decelerated. Asia has also seen a large drop off in business activity. It is generally believed that until the U.S. economy shows signs of a recovery, the rest of the world will be hard pressed to grow.

Market volatility and price declines were severe in the telecommunication services sector, the media industry, and the information technology sector. Earnings expectations in these areas have been falling faster than stock prices, which has left valuations stretched even in the face of substantial declines. By year-end 2002, evidence was beginning to suggest that investors may expect a rebound.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP International Equity Portfolio returned -4.41%. The Portfolio outperformed the -16.53% return of the average Lipper* Variable Products International Portfolio over the same period. The Portfolio also outperformed the -15.94% return of the MSCI EAFE Index for the year ended December 31, 2002.

We attribute the Portfolio's strong relative performance to the bottom-up investment process that the Portfolio adopted in the first half of 2001. Since the change, we have reduced the number of stocks in the Portfolio by more than 75% and have adopted a more defensive posture.

STRONG AND WEAK PERFORMERS
Several stocks added value to the Portfolio in 2002. Among the top performers was Hongkong Electric Holdings, a regulated electric utility with highly visible earnings and an attractive equity return. The stock remains the largest holding in the Portfolio. The Portfolio also saw strong performance from Reckitt Benckiser, a household products company, perhaps best known for its Woolite and Lysol brands. The Company's product innovation, marketing, and cost cutting initiatives helped the stock record double-digit positive returns in 2002. Banco Popular Espanol, a Spanish regional bank involved in commercial lending, asset management, and mortgage lending has benefited from a growing loan portfolio. Deutsche Boerse is a diversified financial services company that offers electronic trading systems for buying and selling securities on a number of stock exchanges. The company's shares benefited from increased volume on its exchanges this year, partly as a result of a widespread flight-to-quality into more defensive issues.

Not all of the Portfolio's holdings had a positive impact on performance. One of the Portfolio's weakest holdings was Nintendo. The company is headquartered in Japan and manufactures video games and game systems, such as GameCube and GameBoy. Nintendo shares suffered when consumer spending slowed over the course of the year and declined even further during the disappointing holiday shopping season. We continue to hold the stock, since we believe that the Company's franchise is very strong and its balance sheet is among the strongest in the world. Another detractor from the Portfolio's performance was Marschollek, Lautenschlaeger & Partner (MLP), a financial services firm whose bottom line suffered from exposure to the declining equity market. We sold the Portfolio's position in MLP to put the assets to more productive use.

SECTORS AND REGIONS
As of December 31, 2002, the Portfolio was significantly overweighted in defensive sectors, such as consumer staples, health care, and utilities, with a slightly overweighted position in financials. At year-end, the Portfolio was underweighted in telecommunication services, information technology, energy, and industrials.

Although the Portfolio selects stocks on their individual merits rather that their country of origin, our bottom-up stock selection has resulted in a portfolio with certain regional characteristics. Generally speaking, we have found more compelling investments in Europe and Asia than in Japan. As a result, the Portfolio is underweighted in Japanese equities relative to its benchmark.

LOOKING AHEAD
We expect the Portfolio to remain overweighted in traditionally defensive sectors, since we see few indications of an immediate and sustainable rebound in business activity. At the same time, we remain alert to opportunities and willing to invest in companies that have recently faced challenges. If, for example, prices correct and more compelling values emerge among information technology and media companies, we may begin to make additional investments in these areas.

While geopolitical events remain difficult to predict, we are confident that over time, international equities will again offer attractive returns. Wherever the global economy or individual markets may turn, the Portfolio will continue to seek to provide long-term growth of capital commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income will remain a secondary objective.

Rupal J. Bhansali
Portfolio Manager
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                   MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
                        ON 5/1/95 VS MSCI EAFE INDEX AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                   INTERNATIONAL EQUITY
                                                         PORTFOLIO                MSCI EAFE INDEX           CONSUMER PRICE INDEX
                                                   --------------------           ---------------           --------------------
5/1/95                                             $    10,000.00                 $  10,000.00              $     10,000.00
1995                                                    10,696.00                    10,520.00                    10,102.00
1996                                                    11,823.40                    11,189.00                    10,436.40
1997                                                    12,435.00                    11,388.00                    10,614.00
1998                                                    15,308.00                    13,666.00                    10,785.00
1999                                                    19,604.00                    17,350.00                    11,074.00
2000                                                    16,063.00                    14,892.00                    11,448.00
2001                                                    13,810.00                    11,667.00                    11,672.00
2002                                                    13,200.00                     9,806.00                    11,961.00

One Year: -4.41%     Three Years: -12.35%     Five Years: 1.20%
                        Since Inception: 3.68% (5/1/95)

Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in U.S. or foreign tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Due to its trading strategies, the Portfolio may experience a portfolio turnover rate of over 100%.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP MID CAP CORE PORTFOLIO

MARKET AND PORTFOLIO OVERVIEW
The MainStay VP Mid Cap Core Portfolio declined at a rate of 12.92% for the one year period ending December 31, 2002, outperforming both its benchmark and the average Lipper* Variable Products Mid-Cap Core Portfolio. The Russell MidCap(R) Index* declined at a rate of 16.19% and the average Lipper Variable Products Mid-Cap Core Portfolio returned -17.42% for the same time period.

Mid-cap stocks performed decidedly better relative to their large- and small-cap counterparts in 2002. The Russell MidCap(R) Index, a barometer of mid-cap stocks, declined at a rate of 16.19% for the year while the Russell 1000(R) Index*, a gauge of large-cap stocks, returned -21.65% for the same time period. The Russell 2000(R) Index* performance, a measure of domestic small-cap stocks, paralleled that of the large-cap sector with a return of -20.48% for 2002.

A loss of investor confidence amidst a slew of highly publicized corporate accounting scandals, continued deterioration in corporate profits, and an overall weak economy translated into the third straight year of losses for the stock market -- a phenomenon that hasn't occurred in 60 years. The Dow Jones Industrial Average* fell 15.01% in 2002, its steepest decline since 1977. Likewise, the S&P 500(R) Index* suffered a loss of 22.10% in 2002, its worst year since 1974. Astonishingly, the total value of the U.S. stock market has now fallen from $17 trillion, its peak in March of 2000, to approximately $10 trillion as of the end of 2002. It is difficult still to envision a drastic economic turnaround in the near future. Disappointing holiday retail sales combined with geopolitical concerns set a cautionary tone in the markets as 2002 came to a close. The prospect of war in Iraq and a general strike by Venezuela's oil industry resulting in higher oil prices, as well as continuing nuclear tensions with North Korea, has investors shunning the equity markets until some stability ensues on the global front.

ALLOCATION DECISIONS AND SECTOR SPECIFICS
The Portfolio's favorable stock selection within the health care sector made the greatest positive contribution for the year ending December 31, 2002. Specifically, the decision not to own Guidant, a medical device developer and manufacturer, proved to be beneficial for the Portfolio as the company experienced a significantly weak year. Similarly, our overweighted positions in WellPoint Health Networks, Aetna and Boston Scientific boosted return. These two managed care concerns and medical device company all rallied in 2002, coming in with double digit returns. The Portfolio's significant underweighting in biotechnology concerns also boosted performance since capital for this industry virtually dried up in 2002.

The Portfolio's conservative positioning within the information technology sector also fared well as this segment experienced steep declines in 2002 amidst major cutbacks in business investment and capital spending. Holding underweighted positions in Sanmina-SCI, an electronic equipment concern, and Brocade Communications Systems, a networking equipment provider, mitigated the negative impact of these companies' significant drops in valuation in 2002. The Portfolio's overweighted position in Symantec, a computer security and services provider, also made a positive contribution to return as the company experienced a strong year amidst heightened demand for their anti-virus and firewall intrusion protection software.

Favorable stock selection within the financial sector also boosted return for the year. Our overweighted exposure to regional banks fared especially well as these companies generally experienced strong returns in 2002, as lower interest rates spurred a surge in mortgage refinancing and home equity borrowing. Additionally, many regional banks were not burdened with bad loans to telecommunications, energy and airline companies as were many of the larger commercial banks. As such, our overweighted positions in North Fork Bancorp and Golden West Financial were especially beneficial as these companies performed well in 2002.

The consumer discretionary sector, specifically within the specialty retail segment, made the largest negative contribution to return for the year as our overweighted positions in poor performers such as Best Buy and RadioShack hurt the Portfolio.

LOOKING AHEAD
We continue to believe that mid-cap equities may offer solid investment opportunities, even in highly volatile and unpredictable markets. Our quantitative management approach will continue to seek promising stocks, without regard to market psychology or other subjective factors that may influence the decisions of other managers.

While many factors may influence the stock market and the overall state of the economy, we believe that disciplined model-based investing may provide results over full market cycles. Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital.

Harvey Fram
Stephen B. Killian
Portfolio Managers
New York Life Investment Management LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP MID CAP CORE PORTFOLIO
                       ON 7/2/01 VS S&P 500(R) INDEX* AND
                           THE CONSUMER PRICE INDEX*
[LINE CHART]

                                                  MID CAP CORE PORTFOLIO          S&P 500(R) INDEX           CONSUMER PRICE INDEX
                                                  ----------------------          ----------------           --------------------
7/2/01                                            $     10,000.00                 $  10,000.00               $    10,000.00
2001                                                     9,414.00                     9,445.00                     9,966.00
2002                                                     8,197.00                     7,357.00                    10,215.00

          One Year: -12.92%          Since Inception: -12.38% (7/2/01)

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Once again, equities faced a tough year in 2002, as the stock market recorded its third consecutive annual decline. While the fundamental underpinnings of the market appear to be reasonably healthy, investor sentiment was largely driven by negative news. During the year, several high profile companies, including Enron, WorldCom, Adelphia Communications, and Tyco International, faced corporate accounting scandals and misconduct investigations. During the year, major bankruptcies became everyday news -- from Kmart and Global Crossing to Conseco, the largest financial company failure in U.S. history.

Meanwhile, global terrorism posed an ongoing threat and homeland security became a pressing issue. Middle East tensions escalated, as did the potential for armed conflict with Iraq. These factors, along with civil unrest in Venezuela, helped push the price of oil to more than $32 per barrel, squeezing already-tight corporate cash flows and moving the anticipated timeframe for an economic recovery further into the future. North Korea capped off the year by announcing it was making nuclear weapons.

Notwithstanding this rather downbeat scenario, gross domestic product actually grew at a healthy rate during 2002, logging gains at seasonally adjusted annual rates of 5.0% in the first quarter, 1.3% in the second quarter, 4.0% in the third quarter, and an estimated 1.0% in the fourth quarter. Despite rising energy costs, inflation remained benign, growing at an annual rate of about 2.2% as measured by the Consumer Price Index*. Interest rates fell to a 40-year low in November when the Federal Reserve (the Fed) made an aggressive easing move to stimulate economic growth. With low interest rates throughout the year, consumer discretionary industries, such as household durables and automobiles, were strong areas of the economy.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Mid Cap Growth Portfolio returned -28.59%. The Portfolio outperformed the -31.09% return of the average Lipper* Variable Products Mid-Cap Growth Portfolio and the -29.09% return of the Russell 2500(TM) Growth Index*, but underperformed the -14.51% return of the S&P MidCap 400 Index* over the same period.

PORTFOLIO MANAGEMENT DECISIONS
Many of the Portfolio's best performing stocks were cyclical issues in the consumer discretionary sector. Since consumer income and spending remained at healthy levels, the Portfolio benefited from investments in key consumer-related areas such as housing and retail. Notable top performers included homebuilders Meritage and Lennar, garden products leader Toro, and luxury-goods manufacturer and retailer Coach -- all of which posted double-digit gains in both earnings and stock price during the year. Positive trends in housing -- such as historically low mortgage rates and a favorable pricing environment -- bolstered the homebuilding companies' financial results and lifted their stock prices sharply higher. Coach benefited from strong sales of handbags and women's small leather goods, and from ongoing cost reductions. Elsewhere among cyclical issues in the consumer discretionary sector, electronics retailer Circuit City Stores and automotive retailer Sonic Automotive declined sharply, as competition increased in their respective markets. The Portfolio sold its positions in these companies during the year to put the assets to more productive use. Among the new positions we established for the Portfolio were fast-growing specialty retailers Christopher & Banks and 99 Cents Only Stores, both of which had a positive impact on performance for the portion of the reporting period they were held in the Portfolio.

Another sector that bolstered the Portfolio's performance during 2002 was health care, which logged most of its gains during the first nine months of the year. Top-performing issues included HMO concerns Anthem, WellPoint Health Networks, and Coventry Health Care. Hefty premium increases, improving medical cost trends, and solid membership growth combined to significantly lift the financial performance of these companies, driving their share prices higher.

Among the sectors that adversely affected the Portfolio's performance during the year, information technology was by far the biggest culprit. Notable performance detractors within this sector were semiconductor equipment manufacturers Lam Research and Teradyne, which suffered as technology spending declined. Both of these stocks were sold during the year to make room for technology companies with better long-term business fundamentals. Although the Portfolio was significantly underweighted in the information technology sector relative to the Russell 2500(TM) Growth Index through most of the year, in the fourth quarter, the Portfolio increased its exposure to this sector with the addition of electronic components company QLogic, laser manufacturer Cymer, and internet security provider Symantec. All of these issues contributed positively to the Portfolio's performance in the fourth quarter, when technology stocks sharply rebounded.

The consumer staples sector was the second biggest detractor to the Portfolio's performance in 2002. General weakness in the restaurant industry adversely impacted Yum! Brands and CBRL Group. Fortunately, we sold the Portfolio's positions in both companies before the stocks inflicted severe damage on the Portfolio.

The Portfolio's financial sector holdings also underperformed in 2002, primarily due to double-digit declines at SEI Investments and Affiliated Managers, both of which are asset management service providers, and PMI Group, a leading mortgage insurer. On the positive side, three regional banking concerns, UCBH Holdings, New York Community Bancorp, and Roslyn Bancorp, all recorded strong gains. Unfortunately, the gains were insufficient to overcome the weakness elsewhere in the Portfolio's financial holdings.

SECTOR WEIGHTINGS
In the latter part of the year, we made a few adjustments seeking to position the Portfolio to benefit when economic activity improves. The Portfolio added to its holdings in the information technology sector and among cyclical issues in the consumer discretionary sector. At the same time, we reduced the Portfolio's exposure to the consumer staples and health care sectors. As of year end 2002, the Portfolio was underweighted relative to the Russell 2500(TM) Growth Index in financials, consumer staples, and information technology, slightly overweighted in health care, and significantly overweighted in cyclical consumer discretionary stocks, such as retailers and homebuilders.

LOOKING AHEAD
In the near term, geopolitical events and corporate governance issues will likely hold sway over the market. Over the long term, however, fundamental factors such as the economy, corporate profits, inflation, and interest rates, are more likely to dictate how stocks in general perform. As of year end 2002, the evidence suggests that these factors are positive or improving.

Against this backdrop, we will continue to emphasize diversified portfolio holdings among mid-sized companies that we believe have secure business fundamentals and attractive stock valuations. Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                      MAINSTAY VP MID CAP GROWTH PORTFOLIO
                       ON 7/2/01 VS S&P 500(R) INDEX* AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                 MID CAP GROWTH PORTFOLIO         S&P 500(R) INDEX           CONSUMER PRICE INDEX
                                                 ------------------------         ----------------           --------------------
07/02/01                                         $      10,000.00                 $  10,000.00               $    10,000.00
2001                                                     9,157.00                     9,445.00                     9,966.00
2002                                                     6,538.00                     7,357.00                    10,215.00

         One Year: -28.59%            Since Inception: -24.61% (7/2/01)

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP SMALL CAP GROWTH PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The year 2002 was one of the worst in the history of the equity markets, with several major market indices posting declines of over 20%. During the year, investor confidence was shaken by a variety of negative developments. Accounting irregularities were discovered at a number of formerly well-regarded companies, including Tyco International, Enron, and WorldCom. Conflict-of-interest investigations and questions about potentially biased research rocked major Wall Street firms. Economic news became progressively weaker over the course of the year, as unemployment increased and consumer confidence declined. Geopolitical tensions continued to rise, along with oil prices, as the United States positioned itself for a possible war with Iraq. Together, these factors contributed to considerable market uncertainty.

Against this backdrop, value stocks generally outperformed growth stocks, and mid-cap and small-cap equities fared slightly better than large-capitalization issues. With negative returns across all capitalization sectors and investment styles, 2002 gave equity investors few places to hide from broad-based market declines.

PERFORMANCE REVIEW
For the year ending December 31, 2002, the MainStay VP Small Cap Growth Portfolio returned -26.41%. The Portfolio outperformed the -30.82% return of the average Lipper* Variable Products Small Cap Growth Portfolio and the -30.26% return of the Russell 2000(R) Growth Index* for the year ended December 31, 2002, but underperformed the -20.48% return of the Russell 2000(R) Index* for the same period.

SECTOR RESULTS
The Portfolio's strong performance relative to the Russell 2000(R) Growth Index was largely attributable to good stock selection in the health care and consumer staples sectors and to underweighted positions in the information technology and telecommunication services sectors. This positive performance was partially offset by adverse stock selection in the information technology sector and by the Portfolio's underweighted positions among financial and energy stocks.

The information technology sector was the largest detractor from performance in 2002. The Portfolio was hurt by its holdings in Genesis Microchip and Applied Films. Both companies are suppliers to the flat-panel display market, which suffered from price pressures and order delays. Other issues that detracted from the Portfolio's performance included software supplier Retek and component manufacturers Aeroflex and Microtune, all of which were hurt by the general weakness in technology spending. All five of these technology stocks were sold during the year, and we invested the proceeds in holdings that we believed had greater potential for price appreciation.

After having been underweighted in the information technology sector through most of the year, the Portfolio increased its technology weighting in the fourth quarter of 2002. The Portfolio added to positions in Avocent, Cymer, Rudolph Technologies, and Precise Software Solutions. We felt that the long-term fundamentals of each of these companies remained intact, despite share prices that were extremely depressed. Each of the additions had a positive impact on the Portfolio's performance in the fourth quarter, when technology stocks experienced a strong rebound. In December, the Portfolio benefited when Precise Software Solutions, one of the Portfolio's larger technology holdings, received a takeover offer that pushed the share price substantially higher.

The financial sector was the second-largest detractor from the Portfolio's performance during the year, even though two of the Portfolio's top-performing stocks were financial issues. Doral Financial, a thrift based in Puerto Rico, benefited from a booming housing market and widespread mortgage refinancing. RenaissanceRe Holdings, a Bermuda-based insurance company, also provided strong double-digit positive returns for the year. Despite these advances, the Portfolio was hurt by underweighting regional banks, thrifts, and real estate investment trusts. We believe that current stock prices reflect much of the good news about low interest rates. We have intentionally kept the Portfolio slightly underweighted in the financial sector.

The health care sector was the greatest positive contributor to performance in 2002. Top performers for the year included HMO Coventry Health Care, pharmaceutical services company Charles River Laboratories International, and PET-scan manufacturer CTI Molecular Imaging. CTI Molecular Imaging was sold and the Coventry Health Care position was reduced during the year. Both sales had a positive impact on the Portfolio. The Portfolio also benefited from timely purchases of several biotechnology stocks, including Celgene and Neurocrine Biosciences. We bought these issues for the Portfolio in July when their prices were depressed, and the purchases had a positive impact on the Portfolio's performance. One health care stock that significantly detracted from the Portfolio's results was Province Healthcare, a regional hospital management firm. The company experienced a number of implementation problems and we eventually sold the Portfolio's position at a loss.

The Portfolio saw strong performance among consumer-related issues, particularly from its holdings in the consumer staples sector. Among the Portfolio's top-performing consumer staples issues were education company Corinthian Colleges and two restaurant chains, Panera Bread and P.F. Chang's China Bistro. Each of these issues showed strong price appreciation during the reporting period, and the Portfolio reaped profits from partial sales of all three positions.

In the consumer discretionary sector, top performers included Coach, Harman International, Williams-Sonoma, and Michaels Stores. Several of these positions were reduced, generating profits for the Portfolio, and we sold the Portfolio's holdings in Williams-Sonoma because the company's market capitalization had become large for a small-cap portfolio. The positive contributions of these issues were partially offset by weak share performance from two consumer electronics chains, Tweeter Home Entertainment Group and Ultimate Electronics. The Portfolio sold its holdings in both of these specialty retailers at a loss during the year.

The Portfolio's positions in other sectors generally had a less significant influence on performance for the year. The industrials sector detracted from performance as the result of company-specific disappointments, such as Flowserve and Armor Holdings, both of which were sold at a loss. The Portfolio was also hurt by an underweighted position in the energy sector, although stock selection among energy issues contributed positively to performance. The Portfolio benefited by avoiding the troubled telecommunications services sector entirely for most of the year. Favorable stock selection in the transportation sector, particularly in regional trucking companies Heartland Express, Knight Transportation, and Werner Enterprises, also helped the Portfolio's performance.

LOOKING AHEAD
While geopolitical tensions continue to cloud the market outlook, we believe that the combination of low interest rates and low inflation, with the possibility of a fiscal stimulus may result in modest economic growth and improved profits in 2003. With significant exposure to consumer, services, and technology companies, the Portfolio is positioned to benefit from an economic recovery.

We continue to focus on identifying strong, well-managed companies with above-average earnings prospects. Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                     MAINSTAY VP SMALL CAP GROWTH PORTFOLIO
                       ON 7/2/01 VS S&P 500(R) INDEX* AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                SMALL CAP GROWTH PORTFOLIO        S&P 500(R) INDEX           CONSUMER PRICE INDEX
                                                --------------------------        ----------------           --------------------
7/2/01                                          $       10,000.00                 $  10,000.00               $    10,000.00
2001                                                     9,548.00                     9,445.00                     9,966.00
2002                                                     7,027.00                     7,357.00                    10,215.00

          One Year: -26.41%          Since Inception: -20.91% (7/2/01)

Stocks of small companies may be subject to higher price volatility, significantly lower trading volumes and greater spreads between bid and asked prices, than stocks of larger companies. Small companies may be more vulnerable to adverse business or market developments than mid- or large-capitalization companies.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP TOTAL RETURN PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In 2002, equity investors faced unusual challenges that created opportunities for bond investors. The year began with news of accounting scandals and corporate malfeasance at a number of high-profile companies. As the year progressed, bankruptcies at Enron, WorldCom, Kmart, Global Crossing, and Conseco all took a toll on investor confidence.

The economy was weak and the outlook remained relatively uncertain, despite low interest rates that prompted a housing boom and led many homeowners to refinance their mortgages. Consumers continued to spend, but corporations generally did not. Consumer confidence declined along with the stock market from March through the end of the year.

As stock prices fell, a general flight to quality caused investment-grade debt to outperform, with long-term Treasuries showing particular strength. Corporate bonds suffered amid widespread credit concerns, and high-yield debt faced a difficult year. Meanwhile, geopolitical tensions -- including terrorism in the Middle East, disarmament issues in Iraq, and a nuclear threat from North
Korea -- all contributed to investor uncertainty. By the fourth quarter of 2002, the price of oil had risen to $32 per barrel.

In November 2002, the Federal Reserve lowered the targeted federal funds rate by 50 basis points to stimulate the struggling U.S. economy. Although equities rallied in the fourth quarter, major stock-market indices closed 2002 with negative results for the third year in a row.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Total Return Portfolio returned -16.57%. The Portfolio underperformed the -10.17% return of the average Lipper* Variable Products Balanced Portfolio over the same period. While the Portfolio outperformed the -22.10% return of the S&P 500(R) Index* it underperformed the -13.82% return of the Total Return Composite Index* for the year ended December 31, 2002.

EQUITY POSITIONING
The equity portion of the Portfolio sought balance and diversification among both stable and cyclical growth companies with consistent sales and earnings gains. We emphasized companies that appeared to be well positioned to benefit from an economic recovery. We reduced the Portfolio's information technology exposure during the first nine months of 2002 as demand weakened, then selectively added technology issues in the fourth quarter, when it appeared that technology spending had bottomed.

The Portfolio reduced its retail stock exposure as consumer spending slowed over the course of the year. Although retail stocks generally outperformed the market in 2002, the reductions proved beneficial in the fourth quarter, when retail sales were particularly weak.

We changed the Portfolio's mix of industrial stocks by selling large positions in Tyco International and General Electric and by diversifying its holdings into aerospace & defense, chemicals, transportation, and diversified manufacturing. In each case, the Portfolio bought market-leading companies with solid earnings that we believe will benefit when the U.S. economy picks up steam.

The equity portion of the Portfolio added to its health care sector holdings, specifically with stocks in the health care facilities, managed health care, and pharmaceuticals. The Portfolio also increased its weighting in consumer staples by adding stocks in the beverages industry and the food & drug retailing industry. Although past performance is no guarantee of future results, the companies we selected have offered consistent growth in almost all economic scenarios.

UnitedHealth Group, which benefited from record sales and earnings during 2002, was the strongest positive contributor to performance in the equity portion of the Portfolio. Other strong performers in the equity portion of the Portfolio included Bank of America, food retailer SYSCO, hospital operator HCA, and controls and tools manufacturer Danaher. All of these companies provided solid earnings in a challenging environment. Unfortunately, weaker performers tended to have a greater impact on results in the equity portion of the Portfolio. Tyco International was the major detractor, dropping more than 60% by early February and falling even further by year-end. Intel lost more than 50% when technology spending dried up. Baxter International suffered a sales slowdown, and Tenet Healthcare faced an investigation into its Medicare billing practices that took a substantial toll on the stock's performance.

Several new equity purchases during 2002 had a positive impact on Portfolio performance, including Danaher, Praxair, Kraft Foods, BB&T, and WellPoint Health Networks. New stock purchases that detracted from the Portfolio's performance included United Technologies, Coca-Cola, PepsiCo, Walgreen, TJX, Applied Materials, KLA-Tencor, Morgan Stanley, American Express, Johnson & Johnson, and Tenet Healthcare.

The Portfolio eliminated its equity positions in Tyco International, American International Group, AOL Time Warner, and General Electric, based on declining fundamentals at these companies. Although each of these stocks was sold at a loss, continuing price declines after the sales -- especially at Tyco International -- showed that the sales were prudent. The Portfolio also eliminated inconsistent equity performers such as Safeway, Costco Wholesale, FleetBoston Financial, Genzyme, and Abbott Laboratories. Each of these sales benefited the Portfolio, since the stocks continued to decline after they were sold.

The equity portion of the Portfolio was overweighted in cyclical consumer discretionary stocks throughout the year, as we felt that consumer spending would continue to benefit the economy and retail stocks appeared attractively valued. In the fourth quarter, investors sold consumer cyclical issues and moved into technology, and we reduced the Portfolio's overweighted position in consumer cyclical issues somewhat. The equity portion of the Portfolio also benefited from an overweighted position in the health care sector, until the fourth quarter, when sector rotation and problems at Tenet Healthcare had a negative impact. We believe prices remain attractive relative to growth rates, and the equity portion of the Portfolio remains slightly overweighted in the health care sector.

The Portfolio benefited from its absence from the telecommunication services sector in 2002, as the sector was exceedingly weak. We recently initiated positions in oil & gas drilling companies, seeking to benefit from improving supply-and-demand fundamentals and high oil and gas prices. Even so, the Portfolio remains underweighted in the energy sector. As of year-end 2002, the Portfolio was overweighted in the financial stocks sector relative to the Russell 1000(R) Growth Index*, but underweighted relative to the S&P 500(R) Index.

BOND POSITIONING(1)
In a year that favored income investments, the bond portion of the Portfolio found value in Treasury Inflation Protected Securities (TIPS) and bonds that mature between 2016 and 2030. We believe these older, or "off-the-run," bonds may offer appreciation potential as the yield gap between shorter- and longer-maturity Treasuries narrows. The absence of a 30-year bond auction supports our approach. Though TIPS were introduced five years ago, they lack the popularity of traditional Treasury securities and trade at a yield concession that is consistent with our longer-term investment horizon. We also believe that TIPS may show greater yield stability than other securities when the economy revives. The Portfolio's agency holdings among housing government-sponsored enterprises such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank are worthy sources of yield. To add variety and pick up additional yield, a portion of the Portfolio's agency allocation is invested in callable debentures and high-quality subordinated issues that are slightly lower in the capital structure than senior unsecured debt.

The bond portion of the Portfolio benefited from a resilient market for residential mortgage-backed securities in 2002. Lower interest rates caused a surge of mortgage refinancings, but not enough to overwhelm the market. Banks were good buyers, turning to residential mortgage-backed securities to compensate for slower growth in their commercial and industrial loan portfolios. Many security dealers also pursued opportunities among collateralized mortgage obligations as the Treasury yield curve steepened. We expect the technical outlook to remain positive, and in October 2002, we increased the Portfolio's commitment to residential mortgage-backed securities, selling Treasuries to fund the purchase.

Since diversification plays an important role in the Portfolio's performance, the bond portion of the Portfolio may invest in a wide array of debt securities, including high-yield bonds. We believe that non-government issues offer attractive yields and appreciation potential.

The bond portion of the Portfolio owns AAA rated(2) commercial mortgage-backed securities, AAA rated asset-backed securities, and a select set of moderate-quality (BBB rated(3)) corporate bonds. In selecting commercial mortgage-backed securities, we seek to ensure stability of cash flows with issues backed by a wide range of property types and mortgages that are several years old. Among asset-backed securities, we have been attracted to rate-reduction bonds. These securities are designed to help utilities in states that are shifting to a competitive electricity market. The bonds help utilities recover costs that would otherwise be lost and are collateralized by mandatory user tariffs that are passed through to investors.

We believe corporate bonds offer value relative to Treasuries because their spreads have room to tighten when the economy recovers. We favor corporate bonds whose issuers have durable revenue streams. Earlier in the year, when trust in corporate governance came under fire, the Portfolio's corporate bond holdings detracted from performance. We have since reduced the average duration of our commitment to the sector to better protect the Portfolio against widening spreads.

We seek to avoid duration bets or interest rate speculation, and we generally maintain a duration between three and a half to four years to moderate the sensitivity of the bond portion of the Portfolio to interest rate changes. The half-year range is a reasonable one to accommodate the shifting durations of the residential mortgage-backed securities held by the Portfolio. At year-end 2002, the bond portion of the Portfolio held 3.8% of its net assets in Treasuries, 3.1% in agencies, 14.0% in residential mortgage-backed securities, 1.6% in commercial mortgage-backed securities, 1.7% in asset-backed securities, 10.4% in investment-grade corporate bonds, 1.1% in foreign corporate bonds, 0.4% in Yankee bonds and 3.9% in high-yield bonds. The balance of the Portfolio was in money-market instruments.

LOOKING FORWARD
We remain optimistic about the equity outlook, since early signs of capital spending by businesses may lead to a turnaround in employment. We believe that if these trends continue, they may help sustain consumer spending going forward. We also believe that many corporations may be due for computer equipment upgrades, which could have a positive impact on the information technology sector. In the bond portion of the Portfolio, we see the greatest total return potential outside the Treasury market, particularly if an economic turnaround can be sustained.

Global terrorism, geopolitical tensions, and the potential for direct conflict with Iraq may continue to affect the investment outlook. Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize current income consistent with reasonable opportunity for future growth of capital and income.

Rudolph C. Carryl
Gary Goodenough
Christopher Harms
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                       MAINSTAY VP TOTAL RETURN PORTFOLIO
                       ON 1/29/93 VS S&P 500(R) INDEX AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                  TOTAL RETURN PORTFOLIO          S&P 500(R) INDEX           CONSUMER PRICE INDEX
                                                  ----------------------          ----------------           --------------------
1/29/93                                           $     10,000.00                 $  10,000.00               $    10,000.00
1993                                                    11,504.00                    11,007.00                    10,275.00
1994                                                    11,045.00                    11,149.00                    10,549.30
1995                                                    14,174.00                    15,338.80                    10,785.60
1996                                                    15,886.30                    18,857.50                    11,142.60
1997                                                    18,712.00                    25,148.00                    11,332.00
1998                                                    23,789.00                    32,336.00                    11,515.00
1999                                                    27,838.00                    39,139.00                    11,823.00
2000                                                    26,624.00                    35,578.00                    12,223.00
2001                                                    23,778.00                    31,112.00                    12,416.00
2002                                                    19,839.00                    24,244.00                    12,717.00

One Year: -16.57%         Three Years: -10.68%         Five Years: 1.18%
                        Since Inception: 7.14% (1/29/93)

(1) While some securities in the Portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that shares, when sold, may be worth more or less than their original cost.
(2) Debt rated AAA has the highest rating assigned by Standard & Poor's. In the opinion of Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. Bonds which are rated Aaa by Moody's Investors Service, Inc. are judged to be of the best quality. They are deemed by Moody's to carry the smallest degree of investment risk and are generally referred to as "gilt edged." In the opinion of Moody's, interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, Moody's believes that such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. When applied to the Portfolio's holdings, ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the security or safety of the Portfolio.
(3) Debt rated BBB by Standard & Poor's is deemed to exhibit adequate protection parameters. It is Standard & Poor's opinion that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher rating categories. When applied to the Portfolio's holdings, ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the security or safety of the Portfolio.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP VALUE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Major market indices posted their third consecutive annual losses in 2002, with the Dow Jones Industrial Average* sliding 15.01%, the S&P 500(R)Index* falling 22.10%, and the NASDAQ Composite* dropping 31.53%. Aggressive Federal Reserve (the Fed) easing in November 2002 was overshadowed by fundamental and geopolitical factors that weighed heavily on the economy and stock prices.

Investors contended with news of massive fraud at WorldCom, corporate malfeasance at Tyco International and Adelphia Communications, the collapse of the energy trading markets, and several bankruptcies, among them, Global Crossing. Confidence in corporate boardrooms sank to new lows as additional problems emerged, culminating with Conseco's announcement of the largest financial services company failure in U.S. history.

Corporate profits were largely disappointing, and the sluggish economy limited capital spending in several sectors, particularly information technology and industrials. Tensions with Iraq led to rising oil prices, and despite an ongoing war on terrorism, homeland security took center stage as terrorist operations made headlines in one nation after another. The year closed with North Korea announcing that it had nuclear capability.

Throughout 2002, historically low interest rates helped spur mortgage demand and sustain higher home prices. Savings from mortgage refinancing helped to spur auto sales and to keep retailers afloat. Despite reasonable equity valuations, unusually low interest rates, and slow but positive economic growth, it remains to be seen how the stock market will respond in 2003.

PERFORMANCE REVIEW
For the year ended December 31, 2002, the MainStay VP Value Portfolio returned -21.05%. The Portfolio underperformed the -18.57% return of the average Lipper* Variable Products Large-Cap Value Portfolio and the -15.52% return of the Russell 1000(R) Value Index* over the same period.

MATERIALS, INDUSTRIALS, AND ENERGY HOLDINGS
The Portfolio's holdings in the materials sector had a negative impact on performance despite a rally in the fourth quarter. The Portfolio remained overweighted in the sector, since we believe that many valuations are attractive and that the earnings cycle may soon improve. The Portfolio's exposure to the paper & forest products industry included positions in Smurfit-Stone Container (-4%), MeadWestvaco (-23%), and International Paper (-13%).(1) We maintain a positive view of value-oriented paper & forest products companies, based on low valuations relative to peak earnings and high earnings leverage in a recovery scenario.

Good stock selection in the industrials sector helped. In the capital goods industry group, American Standard (+4%) continued its strong performance. Aerospace & defense company Raytheon showed relative strength, declining just 5% for the year. The Portfolio's only holding in the transportation industry group, Burlington Northern Santa Fe, was down 9% in the year, providing neutral results in terms of relative portfolio performance.

Early in 2002, we initiated positions in electrical equipment maker Cooper Industries (-4%) and machinery manufacturer Navistar (-38%), viewing valuation and the potential for cyclically-driven earnings growth as significant. We added to both holdings as the year progressed.

The Portfolio's energy holdings had a slightly negative impact on performance. Individual companies produced weak results as earnings reports were disappointing and investors discounted the high energy prices. Integrated energy company ExxonMobil was down 11% and competitor ConocoPhillips was down 17%. We added to both of these holdings in the latter part of the year. We reduced the Portfolio's positions in Unocal (-15%) and ChevronTexaco (-26%) based on a negative outlook and disappointing earnings reports. Seeking to increase our exposure to what we view as a favorable outlook for refining margins, we initiated a position in Sunoco late in the year and the stock price was roughly unchanged through year-end.

INFORMATION TECHNOLOGY AND TELECOMMUNICATION SERVICES
Mediocre stock performance and an overweighted position in the information technology sector detracted from the Portfolio's performance. Motorola fell 42% during the year. We added to the Portfolio's position in

Motorola, viewing a low valuation and a stronger balance sheet as major positives. PC-related holdings were also lower. Advanced Micro Devices was down 59% and Gateway fell 61%. We continued to view Advanced Micro Devices' valuation as attractive. We were encouraged by senior management purchases of the stock and added to the Portfolio's position at levels below the year end close. IT services companies were not immune to the weakening technology market. Electronic Data Systems was down roughly 65% from our mid-year purchase price through September and October, when we sold the Portfolio's entire position. The company disclosed a dramatic slowdown in earnings in September.

The telecommunication services sector had a mildly positive impact on the Portfolio's performance. Verizon Communications (-18%), BellSouth (+32%), and SBC Communications (+31%) rallied strongly later in the year as investors rewarded the strong cash flow generation of these telecommunications companies. We added to the Portfolio's position in Verizon Communications and initiated positions in BellSouth and SBC Communication mid-year at levels well below the year-end closing prices.

INTEREST-RATE SENSITIVE HOLDINGS
Mediocre individual stock performance within the financials sector had a negative relative impact in 2002, and the Portfolio was underweighted in the sector all year. Capital markets sensitive issues such as JP Morgan Chase, which declined 45% from the beginning of the year through the time we sold our entire position in September, Goldman Sachs (-26%), Merrill Lynch (-27%), and Citigroup (-30%) all declined as the broader markets slipped and regulatory scrutiny increased.

Some of the Portfolio's utility sector holdings suffered through a difficult year. Shares of El Paso fell 52% from the beginning of the year through mid-year when we sold the Portfolio's position. The pipeline and power generation company experienced a dramatic decline in its merchant energy business and investors lost confidence in a planned restructuring. The Portfolio's more traditional utilities holding, FirstEnergy, performed relatively well, declining only 6% in 2002.

CONSUMER AND HEALTH CARE ISSUES
The Portfolio was underweighted in the cyclical portion of the consumer discretionary sector, which helped performance. Several of the Portfolio's holdings underperformed in 2002, which detracted from performance. Credit concerns hurt Sears, Roebuck in the fourth quarter. After we determined that the fundamental outlook had changed, we sold the Portfolio's entire position in Sears, Roebuck in October and November. Based on the Portfolio's average sale price, the shares were down roughly 50% from the beginning of the year.

Within the consumer staples sector, shares of Kimberly-Clark fell 21% after the company revised its 2002 earnings outlook downward late in the year. We sold a portion of the Portfolio's position in the stock. Several of the Portfolio's consumer staples holdings posted solid gains, including Kraft Foods, which was up 14% for the year, and Procter & Gamble, which advanced 15% from the beginning of the year through the time we sold the Portfolio's position in September.

The health care sector had a neutral impact on the Portfolio's performance in 2002. We initiated positions in generic drug makers Watson Pharmaceuticals and Barr Laboratories in April and May. The increased exposure proved to be a positive as Watson Pharmaceuticals was up 18% from time of purchase through year-end and Barr Laboratories was up 1%.

LOOKING AHEAD
Since signs of sustained corporate earnings growth have yet to emerge, we remain cautious and defensive. We anticipate that companies in the materials and industrials sectors that have reduced costs and improved efficiency may benefit from pent-up product demand in the coming months. When orders and sales reappear for these companies, their profit improvements may be among the best in the market. The Portfolio has overweighted companies with solid balance sheets that fit this profile and have high levels of free cash flow.

We continue to avoid industries that may find it difficult to respond to liquidity or may face structural issues that could slow their recovery. We view high consumer debt levels as a potential risk and have underweighted several areas that depend on consumer spending. We will continue to use our disciplined value approach to seek opportunities among well-managed companies with value-enhancing attributes.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital growth and income.

Richard A. Rosen
Portfolio Manager
MacKay Shields LLC

                            $10,000 INVESTED IN THE
                          MAINSTAY VP VALUE PORTFOLIO
                       ON 5/1/95 VS S&P 500(R) INDEX* AND
                           THE CONSUMER PRICE INDEX*

[MAINSTAY VP VALUE PORTFOLIO LINE GRAPH]

                                                     VALUE PORTFOLIO            S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                     ---------------            ----------------          --------------------
                                                  $     10,000.00             $      10,000.00             $      10,000.00
1995                                                    11,676.00                    12,179.00                    12,102.00
1996                                                    14,387.20                    14,972.90                    10,436.40
1997                                                    17,680.00                    19,968.00                    10,614.00
1998                                                    16,948.00                    25,675.00                    10,785.00
1999                                                    18,440.00                    31,077.00                    11,074.00
2000                                                    20,817.00                    28,249.00                    11,448.00
2001                                                    20,902.00                    24,897.00                    11,672.00
2002                                                    16,501.00                    19,400.00                    11,961.00

One Year: -21.05%         Three Years: -3.64%         Five Years: -1.37%
                        Since Inception: 6.74% (5/1/95)

(1) Unless otherwise indicated, returns are for the year ended December 31, 2002, or the portion(s) of the reporting period during which the specified securities were held in the Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP AMERICAN CENTURY INCOME & GROWTH PORTFOLIO(1)

MARKET AND PORTFOLIO OVERVIEW
The MainStay VP American Century Income & Growth Portfolio returned -19.52% for the year ending December 31, 2002, outperforming the S&P 500(R) Index*, which returned -22.10% for the same period. The S&P 500(R) and the Portfolio declined, reacting to global economic weakness, weak corporate profits, and geopolitical tension. Stocks finally rallied in the fourth quarter, but it was too little and too late to help annual performance. The management team for the Portfolio continued its use of quantitative models along with active management and risk controls to select stocks. They maintained a structured, disciplined investment approach for both stock selection and portfolio construction, while incorporating both growth and value measures (with a value tilt) to seek consistent long-term performance. The Portfolio's value orientation worked well in the down market, as these stocks held their value a little better than growth shares. Holding some medium-sized companies also helped, as the biggest large-cap growth stocks fell hardest. Overall, solid stock selection helped the Portfolio hold its value better than the benchmark.

PORTFOLIO MANAGEMENT DECISIONS
Financial stocks fell and were pulled lower by weakness in stocks in general and exposure to bad loans. But there were several good stories to tell. First off, the Portfolio held overweightings in several mid-cap title insurers like Fidelity National Financial, Old Republic International, and First
American -- all of these stocks gained in 2002.

Stock selection was also strong in banks, both regional (First Tennessee National, UnionBanCal, and AmSouth Bancorp) and national (Bank of America). Bank of America added the most value to the Portfolio. And some of our regional banks like UnionBanCal and First Tennessee National also posted strong gains as the market declined. Holding an overweighting in CIGNA was a setback, but overall, the Portfolio's financial stocks held their value relatively well.

The Portfolio also benefited from overweighting companies with exposure to fixed-income underwriting (Bear Stearns and Lehman Brothers Holdings), and underweighting equity-focused heavyweight Merrill Lynch.

Consumer-based stocks also fell, as worries about consumer financial health crept back into the markets. The Portfolio's stocks in those sectors held their value better than the benchmark. One of the Portfolio's top performers was Eastman Kodak, whose relatively cheap shares advanced despite the downturn. The old-economy stalwart was slow to capitalize on the digital age, but the company introduced a broad array of digital products while improving earnings through share buybacks. We liked the stock because the price was right, its dividend yield was attractive, and the company's turnaround generated investor interest. Homebuilding stocks Lennar, KB Homes, and Ryland were also good picks, as the housing market remained strong with the help of low interest rates. An underweighting of Home Depot also helped, as its shares tumbled to new lows.

Technology stocks lost about a third of their value in 2002, as high valuations and slow business spending weighed on the sector. We had some good selections and some bad ones, and those performances canceled each other out. We avoided the worst in electrical equipment stocks by underweighting Lucent Technologies, Nortel Network, and JDS Uniphase. But the Portfolio got weighed down by some of our small overweightings in mid-cap stocks like semiconductor makers ESS Technology, Arrow Electronics, and Avnet, as well as hardware companies Tech Data and IKON Office Solutions.

The health care sector also followed the market lower, but we managed to find a couple of winners -- Merck and Oxford Health Plans. Merck held its value relatively well in 2002 after taking a beating early in the year for regulatory inquiries and lower sales. Oxford Health Plans benefited from strong earnings due in part to increasing premiums. Overall, stock selection helped on the margin in health care.

On the downside, utility stocks were riddled by accounting scandals and ongoing investigations into energy trading practices. The Portfolio dodged several bullets in the utilities sector, including Dynegy, AES, and Calpine, which all declined sharply. But overweightings in Aquila and CenterPoint Energy were two of our worst selections. These utilities were extremely cheap, with high dividend yields, but debt problems and plummeting revenues led to poor performances. We buy relatively small positions in stocks for risk control purposes, so the downside was not enough to offset strong stock positions in other sectors.

With all the economic uncertainty, investors gravitated toward several of the biggest consumer-based stocks -- Coca-Cola and Anheuser-Busch (which we sold in April 2002), and Wal-Mart Stores -- for their relatively steady income and predictable earnings. We were underweighted in all of these stocks because their valuations seemed too high. These stocks held up better than the overall market, so the Portfolio lost a little bit of relative performance.

LOOKING AHEAD
Stock market valuations still seem on the high side, but many observers point out that low inflation, low interest rates, and an economic recovery support the current value of the market. To justify the market's price, we will still have to see a significant rebound in profits and economic growth. But we'd prefer to leave those predictions to the economists. Whatever the economy delivers, there should be opportunities for stock buyers/selectors to add value. We'll continue to search for individual stocks with solid fundamentals and unrecognized growth potential rather than making selections based on the economy.

Kurt Borgwardt
John Schniedwind
Vivienne Hsu
Portfolio Managers
American Century Investment Management, Inc.

                            $10,000 INVESTED IN THE
             MAINSTAY VP AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                       ON 5/1/98 VS S&P 500(R) INDEX AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                 AMERICAN CENTURY INCOME
                                                    & GROWTH PORTFOLIO           S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                 -----------------------        ----------------          --------------------
                                                       $10000.00                   $10000.00                   $10000.00
1998                                                    10960.00                    11171.00                    10084.00
1999                                                    12888.00                    13521.00                    10388.00
2000                                                    11505.00                    12291.00                    10739.00
2001                                                    10527.00                    10832.00                    10917.00
2002                                                     8472.00                     8439.00                    11195.00

One Year: -19.52%     Three Years: -13.05%     Since Inception: -3.49% (5/1/98)

(1) The MainStay VP American Century Income & Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. American Century Investment Management, Inc. serves as Sub-Adviser to this Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP DREYFUS LARGE COMPANY VALUE PORTFOLIO(1)

MARKET AND PORTFOLIO OVERVIEW
The two most significant factors and risks that influenced the domestic equity markets during 2002 were investor concerns regarding the accuracy of financial statements and the state of the economy. For the one-year period ending December 31, 2002, the MainStay VP Dreyfus Large Company Value Portfolio was down 22.86%. The Portfolio underperformed the -15.52% return of the Russell 1000(R) Value Index* and the -20.85% return of the S&P 500/Barra Value Index* for the same period. The Portfolio did not perform as well as its peers due to weak performance in the first quarter of 2002.

PORTFOLIO MANAGEMENT DECISIONS
Major portfolio decisions during 2002 included reducing the technology weighting in the spring of 2002 and re-deploying the proceeds into the consumer staples sector. Given the weakness in the economy, the recovery in some of the technology-oriented holdings had been pushed out meaningfully and the valuations were no longer attractive. Specifically, positions in Computer Associates International, Corning, and Lucent Technologies were sold. New positions in Nestle, Heinz (H.J.), and Nissan Motor were established.

Certain holdings such as AT&T, Procter & Gamble, WellPoint Health Networks and Winn-Dixie Stores, had a positive impact on the Portfolio. AT&T benefited from the sale of their cable business to Comcast. Procter & Gamble experienced increased market share as a result of an internal restructuring which led to higher margins and supported aggressive pricing. WellPoint Health Networks had strong premium and enrollment growth, which led to double-digit earnings growth throughout the year. Winn-Dixie Stores benefited from a restructuring that improved margins.

Of the holdings that had a negative impact on the Portfolio, Sears, Roebuck saw their credit card business deteriorate significantly. The Portfolio's position was sold due to ongoing concern about further credit losses. Computer Associates International was hurt by an SEC investigation into accounting practices. As a result, the shares were sold. McDonald's was hurt by weak domestic sales that reduced earnings power.

SECTOR WEIGHTING CHANGES
During 2002, the basic industries, consumer durables, consumer staples, and consumer services sector weightings were increased. The capital goods, utilities, and technology weightings were reduced. Relative to the Russell 1000(R) Value Index, the Portfolio was overweighted in the health care and consumer discretionary sectors. It was underweighted in the utilities, financials, and industrials sectors.

LOOKING AHEAD
The Portfolio adheres to an investment philosophy that is value-oriented, research driven, and risk averse. The strategy is to invest in large-capitalization value stocks that possess strong business fundamentals and have a catalyst in place to generate capital appreciation. The catalyst may take many forms, including accelerating sales and earnings growth, improving balance sheet trends, new management, and/or a restructuring. The overall risk and valuation characteristics of the Portfolio are carefully monitored to ensure adequate diversification and low volatility of returns.

We cannot emphasize enough that nothing has changed in our investment process. We have never tried to mimic the index or be market timers. Our long-term investment success has resulted from our research-driven, value-based approach that has sought out inefficiencies in the market. We overlay a momentum component in an effort to avoid value traps. We communicate extensively with companies in all industries in formulating our investment conclusions. Although past performance does not guarantee future results, historically, this approach has led to strong returns.

Looking ahead, when the market refocuses on fundamentals, including valuation, quality of earnings, and business prospects, we believe our time-tested investment approach will again provide strong returns for this portfolio. We believe our portfolio, which is comprised of a diversified mix of large-cap value stocks with clear catalysts for outperformance, is poised to generate strong relative performance in the months ahead.

Valerie J. Sill
Portfolio Manager
The Dreyfus Corporation

                            $10,000 INVESTED IN THE
               MAINSTAY VP DREYFUS LARGE COMPANY VALUE PORTFOLIO
                    ON 5/1/98 VS S&P 500/BARRA VALUE INDEX,
           RUSSELL 1000(R) VALUE INDEX AND THE CONSUMER PRICE INDEX*

[LINE CHART]

                                          DREYFUS LARGE
                                          COMPANY VALUE       S&P 500/BARRA VALUE                           RUSSELL 1000(R) VALUE
                                            PORTFOLIO                INDEX           CONSUMER PRICE INDEX           INDEX
                                          -------------       -------------------    --------------------   ---------------------
                                            $10000.00              $10000.00              $10000.00              $10000.00
1998                                         10283.00               10160.00               10084.00               10000.00
1999                                         10975.00               11452.00               10388.00               11043.00
2000                                         11698.00               12149.00               10739.00               11817.00
2001                                         11171.00               10726.00               10917.00               11157.00
2002                                          8618.00                8490.00               11195.00                9427.00

One Year: -22.86%      Three Years: -7.74%      Since Inception: -3.13% (5/1/98)

(1) The MainStay VP Dreyfus Large Company Value Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. The Dreyfus Corporation serves as Sub-Adviser to this Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO(1)

MARKET AND PORTFOLIO OVERVIEW
For the year, the MainStay VP Eagle Asset Management Growth Equity Portfolio was down 28.21% which trailed the 22.10% decline of the S&P 500(R) Index*, but was basically in line with the large-cap growth benchmark, the Russell 1000(R) Growth Index*, which was down 27.88%.

The stock market turned in its third consecutive year of losses in 2002. We have not witnessed a period such as this in 60 years. The Dow Jones Industrial Average's* drop of 15.01% and the S&P 500(R) Index's drop of 22.10% are the sharpest declines since the 1970s. A weak economy, slowing profits, gross corporate malfeasance and global turmoil involving Iraq, North Korea and Venezuela conspired to lower investor confidence and, in turn, every S&P 500(R) Index sector.

Slumping demand and oversupply led to a market correction that brought valuations to more reasonable levels. Nevertheless, the consumer remained resilient, which helped keep the recession mild. Volatility, however, rose to its highest levels since the 1930s, largely due to geopolitical uncertainties.

PORTFOLIO MANAGEMENT DECISIONS
The year ended with nearly every sector in the Portfolio lower along with the overall market. We experienced losses in the information technology, financials, health care and consumer discretionary sectors.

The technology sector saw revenue and profit growth slow. Weak demand in select areas of technology has resulted in an oversupply and an inability to hold prices, creating an environment in which only the best-positioned companies could prosper. In 2002, we saw relative outperformance from companies such as Intuit and Dell Computer, which turned in flat to slightly positive results. But the difficult operating environment translated to weak stock price performance for many of our holdings including Brocade Communications Systems, United Microelectronics and Intel. During the year, we shifted out of names like Hewlett-Packard, Broadcom and Micron into defense-oriented names such as Lockheed Martin and Raytheon. Despite slumping sales in the information technology sector, our outlook on future corporate spending is bullish, especially toward the latter part of 2003.

Our financial services holdings also experienced losses as the largest U.S. brokerage firms agreed to pay more than $1 billion to settle charges that they put their own interests ahead of the interests of their clients. Investors digested the news of a broad settlement of charges that Wall Street brokerage houses issued tainted underwriting and research and handed out hot stocks to favored clients. In addition to the negative press, this third year of market declines has been tough on the securities business, which has been cutting tens of thousands of jobs to save money amid a downturn in initial public offerings, investment banking and mergers and acquisitions. Looking past the negatives, however, our financial services holdings outperformed the broader market. American Express and Freddie Mac were flat to only slightly negative, while Lehman Brothers Holdings, Citigroup, and Goldman Sachs all finished down for the year. We added First Data and Merrill Lynch to the Portfolio during the year.

Our health care holdings performed in line with the benchmark despite the fact that pharmaceutical stocks have been beaten up as revenue growth slowed, pipelines dried up, and generics and governmental pressures reduced pricing power. Looking forward, however, we believe pharmaceutical companies will turn around as they have substantial amounts of cash on hand, little debt and attractive dividend yields. During the year, Merck, Pharmacia, and Forest Labs led the health care stocks higher. Bristol-Myers, Baxter International and Wyeth were laggards in this group.

The consumer discretionary sector also finished lower for the year, as recent corporate news focused on the somewhat disappointing holiday shopping season. Thanksgiving sales were stronger than usual, giving hope for a strong season for retailers that never materialized. The West Coast dockworkers' strike added to retailers' woes, choking off trade between the United States and Asia. Earnings numbers were lowered for most large retailers, with the exception of Wal-Mart Stores, which was able to offset the slowing sales with greater efficiencies. We started seeing a negative shift mid-year, as restaurants and discount retailers realized falling same store sales. In addition, a pickup in travel also never emerged, hurting not only the airlines, but also hotels and gaming companies. During the year, Gannett, Anheuser-Busch and United Parcel Service were positive, while Home Depot finished negative.

SECTOR WEIGHTING CHANGES
During the year, we shifted money from the cyclical consumer names to the consumer staples names by selling Costco Wholesale and Harrah's Entertainment, and adding to our positions in Coca-Cola and Procter & Gamble, while initiating a position in Colgate-Palmolive. As consumer confidence weakens and employment remains somewhat soft, there is a risk to the robustness of consumer spending. In the health care sector, we recently re-established positions in Abbott Laboratories and Baxter International. Valuations and expectations have come down considerably in these two names, and they are now at prices that reflect reasonable assumptions about their business prospects going forward. It appears that the proposed Pharmacia/Pfizer merger will likely be consummated in early 2003. Pharmacia is a name we sold in the health care group in order to reduce our exposure to Pfizer (in which we already own a substantial position). In the technology sector, we added to bellwether names Cisco Systems and Intel, as we anticipate an improvement in business fundamentals for both these companies.

LOOKING AHEAD
While monetary and fiscal stimulus have worked to keep the economy from re-entering a recession, corporate profit growth and the resulting rising stock prices have yet to materialize. It is apparent by looking at the federal budget that fiscal policy is injecting significant capital into the economy. In fiscal 2002, which ended September 30, the budget went from a surplus of $127 billion in 2001 to a deficit of $159 billion. While it is debatable whether deficit spending is healthy for the U.S. economy longer term, this federal infusion of $286 billion (2.8% of gross domestic product) should provide a needed boost in the near-term. Monetary policy has also been very stimulative. If one factors in yearly inflation of about 2.2% (as reported in November) and a federal funds rate of 1.25%, the real policy rate is -0.9%. The negative real rate should encourage companies to increase investment.

While we expect corporate outlooks into 2003 to be relatively muted, it is our hope that the pieces are nearly all in place for a sustained recovery. Support for this economy has come from the Federal Reserve's accommodative monetary policy, lower interest rates, constrained inflation and the surprisingly resilient consumer. Helping the turnaround on the corporate side has been the inventory corrections in several industries, recent productivity gains, and evidence that demand for manufacturing products may be turning positive. We have a great deal of confidence in the strength of the United States and its financial markets. In addition, the recent contraction in share prices for many stocks has presented a unique buying opportunity. Large-capitalization growth stocks with the strong underlying fundamentals that we find attractive have become reasonably priced, and we believe this is an opportune time for long-term investors to increase their allocation to large-capitalization growth stocks.

Ashi Parikh
Portfolio Manager
Eagle Asset Management, Inc.

                            $10,000 INVESTED IN THE
           MAINSTAY VP EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO
                       ON 5/1/98 VS S&P 500(R) INDEX AND
                           THE CONSUMER PRICE INDEX*

[LINE CHART]

                                                 EAGLE ASSET MANAGEMENT
                                                 GROWTH EQUITY PORTFOLIO        S&P 500(R) INDEX          CONSUMER PRICE INDEX
                                                 -----------------------        ----------------          --------------------
                                                       $10000.00                   $10000.00                   $10000.00
1998                                                    11785.00                    11171.00                    10084.00
1999                                                    19504.00                    13521.00                    10388.00
2000                                                    17560.00                    12291.00                    10739.00
2001                                                    14653.00                    10832.00                    10917.00
2002                                                    10520.00                     8439.00                    11195.00

 One Year: -28.21%     Three Years: -18.60%     Since Inception: 1.09% (5/1/98)

(1) The MainStay VP Eagle Asset Management Growth Equity Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Eagle Asset Management, Inc. serves as Sub-Adviser to this Portfolio.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

MAINSTAY VP LORD ABBETT DEVELOPING GROWTH PORTFOLIO(1)

MARKET AND PORTFOLIO OVERVIEW
2002 was a dismal year for the markets, with indices across the board down sharply. Small-cap benchmarks were generally in line with large-cap benchmarks, although there was a sharp divergence between growth and value. Value benchmarks, while markedly lower in 2002, suffered only about half the losses seen by growth benchmarks.

For the year ending December 31, 2002, the MainStay VP Lord Abbett Developing Growth Portfolio fell 28.98% while its principal benchmark, the Russell 2000(R) Growth Index*, fell 30.26%. The average Lipper* Variable Products Small-Cap Growth Portfolio category returned -30.82% for the year. The most significant contributor to the Portfolio's relative performance was strong stock selection within health care and technology. The principal detractor from relative performance was our underweighting in the banking industry. This underweighting is based on our belief that most financials are not true "growth" vehicles, as well as our sense that they have achieved full valuations and are unlikely to continue to enjoy a positive macroeconomic backdrop. We are confident that this positioning will benefit us in coming quarters, as it began to near the end of 2002.

PORTFOLIO MANAGEMENT DECISIONS
During the course of 2002, we began to structure the Portfolio for a more favorable market environment. Our weighting in technology names, which had also been below that of the benchmark, is now somewhat above it. Our increased focus on cyclical names in the first half of 2002 was premature, and hurt performance during 2002. We expect this emphasis will add value in the coming year.

Our single biggest contributor to performance last year was Cray, which develops high performance computer systems. Cray has continued to win new contracts, and as a result advanced nearly four-fold last year. Cray added 70 basis points to performance last year. Our single biggest detractor was Skillsoft, which develops e-learning courseware for businesses. Skillsoft made a series of poorly received acquisitions during the year, and was forced to announce a restatement of financials. Skillsoft stock fell nearly 90% during the year, and cost the Portfolio 124 basis points in performance.

Our biggest new purchase during the year was Southwest Bancorp, a regional bank based in Texas. This stock was first introduced into the Portfolio in February; the holding was reduced in August, and increased again late last year. We would like to add exposure to the financial services area, in which we are quite underweighted, whenever the opportunity arises. However, given valuations in this group, we are predisposed to take profits when it seems prudent, and to repurchase shares if the price falls. This was the strategy we followed with Southwest Bancorp last year. Our largest sale was Iron Mountain, which has been a successful long-term holding for us. Iron Mountain has reached a capitalization and valuation level that has prompted us to reduce our position.

SECTOR WEIGHTING CHANGES
Sector weight changes last year were driven as much by relative performance as by portfolio transactions. We emphasized consumer discretionary names last year, as the consumer continued to be the only real engine of growth for the economy. We also increased our health care weighting, especially in specialty pharmaceutical and services. Both these sectors were up slightly, increasing less than 2%. The materials sector's weighting fell nearly 2.5% last year, as this area was particularly hard hit by economic weakness.

Our most significant position continues to be an underweighting in financial services, for reasons discussed above. We are overweighted in consumer discretionary and health care. We continue to find growth in these sectors, and feel they will be able to do well over the coming year.

LOOKING AHEAD
We anticipate that 2003 will be a much more positive year for the economy and for the markets. We will maintain our positioning in the consumer discretionary sector, which should continue to perform well as the economic recovery gains ground. We also will emphasize more cyclical companies, which we expect will strengthen in advance of a manufacturing recovery. Given the monetary and fiscal stimulus already at work in the economy, as well as the beneficial effects of a lower dollar, we believe a recovery in capital spending will be evident by late 2003. We will maintain our underweighting in the financials sector, which we believe is unlikely to enjoy the tailwind of lower interest rates in the coming year.

Stephen J. McGruder
Partner, Senior Portfolio Manager
Lord, Abbett & Co. LLC

                            $10,000 INVESTED IN THE
              MAINSTAY VP LORD ABBETT DEVELOPING GROWTH PORTFOLIO
                     ON 5/1/98 VS RUSSELL 2000(R) INDEX AND
                           THE CONSUMER PRICE INDEX*
[LINE CHART]

                                                 LORD ABBETT DEVELOPING
                                                    GROWTH PORTFOLIO          RUSSELL 2000(R) INDEX       CONSUMER PRICE INDEX
                                                 ----------------------       ---------------------       --------------------
                                                       $10000.00                   $10000.00                   $10000.00
1998                                                     9210.00                     8993.00                    10084.00
1999                                                    12175.00                    10905.00                    10388.00
2000                                                     9852.00                    10576.00                    10739.00
2001                                                     9129.00                    10614.00                    10917.00
2002                                                     6484.00                     6365.00                    11195.00

One Year: -28.98%     Three Years: -18.95%     Since Inception: -8.85% (5/1/98)

(1) The MainStay VP Lord Abbett Developing Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Lord, Abbett & Co. serves as Sub-Adviser to this Portfolio.

The Portfolio invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Portfolio performance. The Portfolio may invest up to 10% of net assets in foreign securities. Securities markets of foreign countries in which the Portfolio may invest generally are not subject to the same degree of regulations and may be more volatile and less liquid than the major U.S. markets. Foreign investments may also be subject to currency exposure.

Total returns for the Portfolio shown indicate past performance and are not indicative of future results.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for your policy to see returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages M-2 through M-3 for additional explanations and disclosure with respect to the Portfolios and indices used as models.

                                    GLOSSARY

AGENCY SECURITIES: Bonds issued by government-sponsored agencies and federally related institutions.

ALLOCATION: An investment technique that diversifies a portfolio among different types of assets such as stocks, bonds, cash equivalents, precious metals, real estate and collectibles.

ASSET-BACKED SECURITIES: Securities backed by loan paper, receivables, or an anticipated income stream from the sale of merchandise or services. The securities are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

BASIS POINT: A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.

BEAR: An investor who acts on the belief that a security or the market is falling or is expected to fall.

BEAR MARKET: A market in which prices of a certain group of securities are falling or are expected to fall. Although figures can vary, a downturn of 15%-20% or more in more than one index (Dow Jones Industrial Average or S&P 500) is considered a bear market.

BOTTOM-UP INVESTING: Security selection based on the specific fundamental merits of individual issues. The opposite of "top-down" investing, which starts with general economic trends, compares market sectors, and uses relative security values to narrow the range of issues to examine.

COLLATERALIZED MORTGAGE: A mortgage-backed, investment-grade bond that separates mortgage pools into different maturity classes; they are backed by mortgage-backed securities with a fixed maturity.

COLLATERALIZED SECURITIES: Securities that require some kind of collateral, i.e., cash or assets.

COMMON STOCKS: Equity securities representing shares of ownership in a company and usually carrying voting rights and earning dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES: Preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

CORRECTION: A downward movement in the price of an individual stock, bond, commodity, index or the stock market as a whole.

CYCLICAL: A security or stock that tends to rise quickly with economic upturns and fall quickly when the economy slows. Examples are housing, steel, automobiles, and paper. Noncyclical industries, such as food, insurance, and pharmaceuticals, are likely to have more consistent performance regardless of economic changes.

DEFENSIVE: Stocks with investment returns that do not tend to decline as much as the market in general in times when stock prices are falling. These include companies with earnings that tend to grow despite the business cycle, such as food and drug firms, or companies that pay relatively high dividends like utilities.

DEFICIT SPENDING: The amount by which a government, company, or individual's spending exceeds its income over a particular period of time.

DELEVERAGE: The reduction of financial instruments or borrowed capital previously used to increase the potential return of an investment. It is the opposite of leverage.

DISCIPLINED: An investment strategy that follows specific guidelines, procedures and rules in making decisions.

DISCRETIONARY SECTOR: A sector containing goods and services which are either non-essential or more expensive than necessary. Examples include entertainment expenses and gourmet meals.

DURATION: A measure of maturity taking into account reinvestment of all interest payments.

EQUITY: A term describing stock, or any security representing an ownership interest in a business.

FALLEN ANGEL: A bond which was investment-grade when issued but which is now of significantly lower quality.

FANNIE MAE (ALSO, FEDERAL NATIONAL MORTGAGE ASSOCIATION, FNMA): A publicly traded company that works to assure that mortgage money is readily available for existing and potential homeowners in the United States.

FEDERAL FUNDS RATE: The interest rate that banks charge each other for the use of federal funds. This rate is used for overnight loans to banks that need more cash to meet bank reserve requirements. It changes daily and is the most sensitive indicator of general interest rate trends. The rate is not set directly by the Federal Reserve, but fluctuates in response to changes in supply and demand for funds.

FEDERAL RESERVE BOARD (THE FED): The seven-member governing board of the Federal Reserve System, which is the central bank of the United States. The Board sets policies on reserve requirements, bank regulations, sets the discount rate, tightens or loosens the availability of credit in the economy and regulates the purchase of securities on margin.

FIRST-TIER/SECOND-TIER: Money market instruments in the highest rating category by two or more major rating agencies are called first-tier or top-tier securities, while securities in the second-highest rating category by two or more major rating agencies (or split-rated issues) are referred to as second-tier securities.

FIXED-RATE INVESTMENTS: A security that pays a fixed rate of return. This usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FREDDIE MAC (ALSO FEDERAL HOME LOAN MORTGAGE CORPORATION, FHLMC): A congressionally chartered institution that buys mortgages from lenders and resells them as securities on the secondary mortgage market.

FUNDAMENTAL ANALYSIS: Fundamental analysis asserts that a stock's price is determined by the future course of its earnings and dividends. The fundamental analyst tries to determine what the intrinsic value of a stock's underlying business is by looking at its financial statements and its competitive position within its industry.

GROSS DOMESTIC PRODUCT (GDP): The monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

GROWTH INVESTING: An investment strategy based on investing in companies and sectors which are growing faster than their peers. The benefits are usually in the form of capital gains rather than dividends.

INFLATION: The rate at which the general level of prices for goods and services is rising, and subsequently, purchasing power is falling. It is usually measured by the Consumer Price Index and the Producer Price Index.

INSIDER TRADING: The buying or selling of a security by insiders who possess material, nonpublic information about the security. The act puts insiders in breach of a fiduciary duty or other relationship of trust and confidence.

ISSUES: Stocks or bonds sold by a corporation or a government; or, the selling of new securities by a corporation or government through an underwriter or private placement.

LARGE-CAP: A share of a large publicly traded corporation, typically with a total market capitalization of greater than $5 billion. (Also called large-cap stocks, large caps and blue chips.) Because of their size, large caps tend to grow more slowly than small-cap stocks, but they also tend to be much more stable.

LEVERAGE: Refers to the concept of increasing, multiplying, or magnifying the market impact of an investment. Leverage magnifies both the gains or the losses. In corporate finance, leverage often means amount of debt to equity. Borrowing can enhance shareholder equity returns because the interest is deductible but the profits remain for the common share investors.

LIQUIDITY: Securities are said to be liquid when they can be easily bought or sold in large volume without substantially affecting their price. Some securities, such as private placements or stocks that have few shares outstanding are considered illiquid either because there are few market participants interested in buying or selling the securities or because purchases and sales may cause wide price swings.

LOCAL CURRENCY TERMS: Returns expressed in local currency terms show what investors using that currency would have earned, without any adjustment for differences in currency values. Returns expressed in U.S. dollar terms reflect any differences in the relative value of the local currency and the U.S. dollar.

LONG-TERM BOND (LONG BOND): Treasury bonds with maturities of more than 10 years; corporate bonds with maturities of more than 15 years. Long-term bonds pay higher yields but have greater inflation and credit risk.

MARKET CAPITALIZATION: The total market value of a company or stock. Market capitalization is calculated by multiplying the number of outstanding shares by their current market price. Investors generally divide the U.S. market into three basic market caps: large-cap, mid-cap and small-cap.

MARKET TIMING: Attempting to predict future market directions, usually by examining recent price and volume data or economic data, and investing based on those predictions.

MATURITY: The date on which a debt becomes due for payment. Also called the maturity date.

MONEY MARKET: Market for short-term debt securities, such as banker's acceptances, commercial paper, repurchase agreements, negotiable certificates of deposit, and Treasury Bills with a maturity of one year or less and often 30 days or less. Typically safe, highly liquid investments, although it is possible to lose money.

MORTGAGE-BACKED SECURITIES: Securities representing interests in "pools" of mortgages in which principal and interest payments by the holders of underlying fixed- or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

OLD ECONOMY/NEW ECONOMY: Terms used to indicate the difference between the traditional economy, based on manufacturing and service, and the economic growth of the late 1990s that was based on developments in technology and the internet.

OVERWEIGHT/UNDERWEIGHT: The proportion of a portfolio allocated to a specific security, market sector or country, i.e., a portfolio is said to be overweighed in a sector or country when that portion of the portfolio is greater than the sector's general relationship to the market as a whole, or is greater than the country's total equities relative to the international equity markets as a whole.

POSITION:  An investor's stake in a particular security or market.

RATING SERVICE: A company, such as Moody's or Standard & Poor's, that rates various debt and preferred stock issues for safety of payment of principal, interest or dividends.

SECTOR: A distinct subset of a market, industry, or economy, whose components share similar characteristics, e.g., consumer staples.

SECURED: Credit instruments which have priority of claim against a specific asset or portfolio of assets.

SECURITY: A financial asset including any note, stock, treasury stock, bond, debenture, certificate of interest or participation in any profit-sharing agreement or in a firm.

SHORT-TERM INVESTMENT: In general, usually one year or less, often used to refer to bonds or loans.

SPLIT ISSUES (SPLIT-RATED ISSUES): Securities rated top-tier by one credit rating agency and second-tier by another.

SPREAD: The difference between the bid and the ask prices of a security or asset.

SUBORDINATED: A class of securities which have lower priority or claim against a borrower. Typically, these are unsecured obligations. They are also called Junior notes and bonds.

THRIFT:  A savings and loan association, credit union, or savings bank.

TIGHTEN/LOOSEN/EASE: When the Federal Reserve Board moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive. When it moves to lower rates, it is said to be "loosening", "easing" or making borrowing more affordable.

TOTAL RETURN: The performance of an investment with all income and capital gains reinvested.

TREASURY INFLATION PROTECTED SECURITIES (TIPS): A security which is identical to a treasury bond except that principal and coupon payments are adjusted to eliminate the effects of inflation.

UNSECURED: A credit instrument which has a lower priority of claim against a borrower.

VALUATION:  The process of determining the current worth of an asset.

VALUE-ORIENTED, VALUE INVESTING, VALUE APPROACH: A style of investing which looks for companies that have been overlooked or undervalued by the market, but with underlying sound fundamentals. Value investors typically buy stocks with high dividend yields, or ones that trade at a low price-to-earnings ratio (P/E) or low price-to-book ratio (P/B).

VISIBILITY: The level of predictability of upcoming financial data about a company, especially sales and earnings. When the numbers are fairly easy to predict, visibility is said to be high.

VOLATILITY: Fluctuations in the price of securities or markets, up or down, over a short period of time.

YIELD: The income per share (or current value of a security) paid to investors over a specified period of time. It is expressed as a percentage of the cost of the security, generally obtained by dividing the current market price for a stock or bond into the annual dividend or interest payment. As the price of a stock or bond declines, its yield rises. Mutual fund yields are expressed as a percentage of the fund's current price per share.

YIELD CURVE: This is a graph showing the yields for bonds of different maturities. When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.

MAINSTAY VP SERIES FUND, INC. -- DIRECTORS AND OFFICERS

The following are the Directors and Officers of MainStay VP Series Fund, Inc., together with a brief description of their principal occupations during the past five years.

Each Director serves until his/her successor is elected and qualified or until his/her resignation, death or removal. Officers serve a term of one year and are elected annually by the Directors.

The business address of each Director and Officer is 51 Madison Avenue, New York, New York 10010.

-----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                            POSITION(S) HELD                                            IN FUND
                             WITH FUND AND                                              COMPLEX            OTHER
                             LENGTH OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME AND DATE OF BIRTH           SERVED                DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------
 GARY E. WENDLANDT         Chairman and Chief  Chief Executive Officer, Chairman        43                  None
 10/8/50                   Executive Officer   and Manager, New York Life
                           since January 1,    Investment Management LLC (including
                           2002, and Director  predecessor advisory organizations)
                           since November      and New York Life Investment
                           2001.               Management Holdings LLC; Executive
                                               Vice President, New York Life
                                               Insurance Company; Director, NYLIFE
                                               Distributors, Inc.; Vice Chairman
                                               and Manager, McMorgan & Company LLC;
                                               Manager, MacKay Shields LLC;
                                               Executive Vice President, New York
                                               Life Insurance and Annuity
                                               Corporation; Chairman and Trustee,
                                               The MainStay Funds (24 portfolios);
                                               Executive Vice President and Chief
                                               Investment Officer, MassMutual Life
                                               Insurance Company (1993 to 1999).
-----------------------------------------------------------------------------------------------------------------------

 ANNE F. POLLACK           President and       Senior Vice President and Chief          19                  None
 11/7/55                   Chief               Investment Officer, New York Life
                           Administrative      Insurance Company; Senior Vice
                           Officer since       President, Chief Investment Officer
                           1990, and Director  and Manager, NYLIFE LLC and New York
                           since 1989          Life International, LLC; Senior Vice
                                               President, Chief Investment Officer
                                               and Director, New York Life
                                               Insurance and Annuity Corporation
                                               and NYLIFE Insurance Company of
                                               Arizona; Director, NYLIFE Securities
                                               Inc.
-----------------------------------------------------------------------------------------------------------------------

 ROBERT D. ROCK            Vice President      Senior Vice President, New York Life     19                  None
 12/16/54                  since 1985, and     Insurance Company; Senior Vice
                           Director since      President and Director, New York
                           1984                Life Insurance and Annuity
                                               Corporation, and NYLIFE Distributors
                                               Inc.; Director, NYLIFE Insurance
                                               Company of Arizona; Senior Vice
                                               President, NYLIFE Securities Inc.
-----------------------------------------------------------------------------------------------------------------------

* Certain Directors are considered to be interested persons of the Company within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Insurance and Annuity Corporation, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, New York Life Investment Management Institutional Funds, NYLIFE Securities Inc. and/or NYLIFE Distributors Inc., as described in detail in the column "Principal Occupation(s) During Past 5 Years."

                                                   MAINSTAY VP SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                            POSITION(S) HELD                                            IN FUND
                             WITH FUND AND                                              COMPLEX            OTHER
                             LENGTH OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME AND DATE OF BIRTH           SERVED                DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED
 DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
 MICHAEL J. DRABB          Director since      Retired. Executive Vice President,       19           Director, MONY
 10/4/33                   1994                O'Brien Asset Management (1993 to                     Series Fund (7
                                               1999).                                                portfolios);
                                                                                                     Director, New York
                                                                                                     Life Settlement
                                                                                                     Corporation.
-----------------------------------------------------------------------------------------------------------------------
 JILL FEINBERG             Director since      President, Jill Feinberg & Company,      19           Director, New York
 4/14/54                   1995                Inc. (special events and meeting                      Life Settlement
                                               planning firm).                                       Corporation
-----------------------------------------------------------------------------------------------------------------------

 DANIEL HERRICK            Director since      Retired. Treasurer and Executive         19                  None
 12/1/20                   1983                Officer, National Gallery of Art
                                               (1985 to 1995).
-----------------------------------------------------------------------------------------------------------------------

 ROMAN L. WEIL             Director since      V. Duane Rath Professor of               19                  None
 5/22/40                   1994                Accounting, Graduate School of
                                               Business, University of Chicago;
                                               President, Roman L. Weil Associates,
                                               Inc. (consulting firm).
-----------------------------------------------------------------------------------------------------------------------

 JOHN A. WEISSER, JR.      Director since      Retired. Managing Director of            19                  None
 10/22/41                  1997                Salomon Brothers, Inc. (1981 to
                                               1995)
-----------------------------------------------------------------------------------------------------------------------
 OFFICERS WHO ARE NOT
 DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
 THEODORE A. MATHAS        Executive Vice      Senior Vice President, New York Life    N/A                  None
 4/4/67                    President since     Insurance Company; Senior Vice
                           May 14, 2002        President, Chief Operating Officer
                                               and Director, New York Life
                                               Insurance and Annuity Corporation;
                                               Senior Vice President, Chief
                                               Operating Officer and Director,
                                               NYLIFE Insurance Company of Arizona;
                                               Director, NYLIFE Securities Inc.
-----------------------------------------------------------------------------------------------------------------------
 PATRICK J. FARRELL        Treasurer, Chief    Managing Director, New York Life        N/A                  None
 9/27/59                   Financial and       Investment Management LLC (including
                           Accounting Officer  predecessor advisory organizations);
                           since 2001          Vice President, Treasurer, Chief
                                               Financial and Accounting Officer,
                                               The MainStay Funds; Treasurer, Chief
                                               Financial and Accounting Officer,
                                               Eclipse Funds Inc., Eclipse Funds,
                                               and New York Life Investment
                                               Management Institutional Funds;
                                               Chief Financial Officer and
                                               Assistant Treasurer, McMorgan Funds.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                            POSITION(S) HELD                                            IN FUND
                             WITH FUND AND                                              COMPLEX            OTHER
                             LENGTH OF TIME          PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME AND DATE OF BIRTH           SERVED                DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------

 ROBERT A. ANSELMI         Secretary since     Senior Managing Director, General       N/A                  None
 10/19/46                  2001                Counsel and Secretary, New York Life
                                               Investment Management LLC (including
                                               predecessor advisory organizations);
                                               Secretary, New York Life Investment
                                               Management Holdings LLC; Senior Vice
                                               President, New York Life Insurance
                                               Company; Vice President and
                                               Secretary, McMorgan & Company LLC;
                                               Secretary, NYLIFE Distributors,
                                               Inc.; Secretary, The MainStay Funds,
                                               Eclipse Funds Inc., Eclipse Funds,
                                               and New York Life Investment
                                               Management Institutional Funds;
                                               Managing Director and Senior
                                               Counsel, Lehman Brothers Inc.,
                                               (October 1998 to December 1999);
                                               General Counsel and Managing
                                               Director, JP Morgan Investment
                                               Management Inc. (1986 to September
                                               1998).
-----------------------------------------------------------------------------------------------------------------------

 RICHARD W. ZUCCARO        Tax Vice President  Vice President, New York Life           N/A                  None
 12/12/49                  since 1991          Insurance Company; Vice President,
                                               New York Life Insurance and Annuity
                                               Corporation, NYLIFE Insurance
                                               Company of Arizona, NYLIFE LLC,
                                               NYLIFE Securities Inc., NYLIFE
                                               Distributors Inc.; Tax Vice
                                               President, New York Life
                                               International, LLC; Tax Vice
                                               President, Eclipse Funds, Eclipse
                                               Funds Inc., The MainStay Funds, and
                                               New York Life Investment Management
                                               Institutional Funds.
-----------------------------------------------------------------------------------------------------------------------

The preceding information has not been audited.

                                                   MAINSTAY VP SERIES FUND, INC.

                            DIRECTORS AND OFFICERS*
                        Gary E. Wendlandt, Chairman,
                          Chief Executive Officer and Director
                        Anne F. Pollack, President,
                          Chief Administrative Officer and Director
                        Michael J. Drabb, Director
                        Jill Feinberg, Director
                        Daniel Herrick, Director
                        Robert D. Rock, Director and Vice President
                        Roman L. Weil, Director
                        John A. Weisser, Jr., Director
                        Theodore A. Mathas, Executive Vice President
                        Patrick J. Farrell, Treasurer, Chief Financial and Accounting Officer
                        Robert A. Anselmi, Secretary
                        Richard W. Zuccaro, Tax Vice President

                               INVESTMENT ADVISER
                        New York Life Investment Management LLC

                                  SUB-ADVISERS
                        MacKay Shields LLC**
                        American Century Investment Management, Inc.
                        The Dreyfus Corporation
                        Eagle Asset Management, Inc.
                        Lord, Abbett & Co.

                                 ADMINISTRATOR
                        New York Life Investment Management LLC

                                   CUSTODIANS
                        The Bank of New York
                        The Chase Manhattan Bank, N.A.

                            INDEPENDENT ACCOUNTANTS
                        PricewaterhouseCoopers LLP

  * As of December 31, 2002.

 ** An affiliate of New York Life Investment Management LLC.

Not all investment divisions are available under all policies.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002

------------
+ Percentages indicated are based on Portfolio net assets.

LONG-TERM BONDS (96.0%)+
CORPORATE BONDS (40.9%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AEROSPACE & DEFENSE (1.1%)
Boeing Capital Corp.
 5.75%, due 2/15/07..............  $ 5,000,000   $  5,283,125
                                                 ------------

AIRLINES (0.2%)
Delta Air Lines, Inc.
 Series 2001-1 Class A-2
 7.111%, due 9/18/11.............    1,000,000        988,463
                                                 ------------

AUTO LEASES (0.6%)
Toyota Motor Credit Corp.
 2.80%, due 1/18/06..............    3,000,000      3,026,676
                                                 ------------

AUTOMOBILES (1.5%)
DaimlerChrysler North America
 Holdings Corp.
 7.20%, due 9/1/09...............    5,000,000      5,558,680
Ford Motor Co.
 7.45%, due 7/16/31..............    2,000,000      1,739,738
                                                 ------------
                                                    7,298,418
                                                 ------------
BANKS (3.9%)
Bank of America Corp.
 7.80%, due 2/15/10..............    2,000,000      2,379,024
Bank One Corp.
 4.125%, due 9/1/07..............    2,000,000      2,056,910
BB&T Corp.
 4.75%, due 10/1/12..............    1,000,000      1,003,586
Fleet National Bank
 5.75%, due 1/15/09..............    5,000,000      5,326,290
JP Morgan Chase & Co.
 6.625%, due 3/15/12.............    2,000,000      2,167,632
Washington Mutual Bank FA
 Series 11
 6.875%, due 6/15/11.............    5,000,000      5,606,405
                                                 ------------
                                                   18,539,847
                                                 ------------
BEVERAGES (1.8%)
Anheuser-Busch Cos., Inc.
 6.00%, due 4/15/11..............    3,000,000      3,329,682
Coca-Cola Enterprises, Inc.
 4.375%, due 9/15/09.............    2,000,000      2,060,288
Pepsi Bottling Group, Inc.
 Series B
 7.00%, due 3/1/29...............    3,000,000      3,485,715
                                                 ------------
                                                    8,875,685
                                                 ------------
CHEMICALS (0.4%)
Rohm & Haas Co.
 6.95%, due 7/15/04..............    2,000,000      2,133,726
                                                 ------------

COMPUTERS & PERIPHERALS (0.9%)
International Business Machines
 Corp.
 4.875%, due 10/1/06.............    4,000,000      4,268,776
                                                 ------------

                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
DIVERSIFIED FINANCIALS (9.9%)
American General Finance Corp.
 Series G
 5.375%, due 9/1/09..............  $ 3,000,000   $  3,152,058
CIT Group, Inc.
 7.125%, due 10/15/04............    2,000,000      2,113,536
Citigroup, Inc.
 6.00%, due 2/21/12..............    2,000,000      2,194,794
Ford Motor Credit Co.
 7.375%, due 2/1/11..............    5,000,000      4,861,950
General Electric Capital Corp.
 Series A
 6.00%, due 6/15/12..............    5,000,000      5,398,375
General Motors Acceptance Corp.
 6.85%, due 6/17/04..............    3,000,000      3,124,290
 7.00%, due 2/1/12...............    5,000,000      5,021,180
Goldman Sachs Group, Inc.
 5.70%, due 9/1/12...............    3,000,000      3,120,135
Household Finance Corp.
 7.875%, due 3/1/07..............    2,000,000      2,234,088
MBNA America Bank NA
 5.375%, due 1/15/08.............    2,000,000      2,052,008
Mellon Funding Corp.
 5.00%, due 12/1/14..............    2,000,000      2,032,790
Morgan Stanley Dean Witter & Co.
 6.75%, due 4/15/11..............    2,000,000      2,222,538
National Rural Utilities
 Cooperative
 Finance Corp.
 6.00%, due 5/15/06..............    5,000,000      5,454,550
Wells Fargo Financial, Inc.
 6.85%, due 7/15/09..............    4,000,000      4,556,960
                                                 ------------
                                                   47,539,252
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
BellSouth Corp.
 5.00%, due 10/15/06.............    1,000,000      1,067,739
Sprint Capital Corp.
 6.90%, due 5/1/19...............    3,000,000      2,460,000
Verizon New England, Inc.
 6.50%, due 9/15/11..............    5,000,000      5,520,795
WorldCom, Inc.-WorldCom Group
 6.50%, due 5/15/04 (a)..........    5,000,000      1,175,000
                                                 ------------
                                                   10,223,534
                                                 ------------
ELECTRIC UTILITIES (4.4%)
Commonwealth Edison Co.
 6.95%, due 7/15/18..............    5,000,000      5,501,415
Constellation Energy Group, Inc.
 6.125%, due 9/1/09..............    2,000,000      2,045,142
Detroit Edison Co.
 6.35%, due 10/15/32.............    2,000,000      2,114,306
FirstEnergy Corp.
 Series B
 6.45%, due 11/15/11.............    2,000,000      1,989,686

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
ELECTRIC UTILITIES (Continued)
Pepco Holdings, Inc.
 5.50%, due 8/15/07 (b)..........  $ 2,000,000   $  2,088,162
 6.45%, due 8/15/12 (b)..........    2,000,000      2,117,854
Progress Energy, Inc.
 6.50%, due 7/15/12..............    2,000,000      2,186,556
Union Electric Co.
 5.25%, due 9/1/12...............    3,000,000      3,143,253
                                                 ------------
                                                   21,186,374
                                                 ------------
FOOD & DRUG RETAILING (1.6%)
Delhaize America, Inc.
 7.375%, due 4/15/06.............    2,500,000      2,443,793
Safeway, Inc.
 4.80%, due 7/16/07..............    2,000,000      2,063,452
SUPERVALU, Inc.
 7.50%, due 5/15/12..............    3,000,000      3,233,691
                                                 ------------
                                                    7,740,936
                                                 ------------
FOOD PRODUCTS (2.3%)
Campbell Soup Co.
 6.75%, due 2/15/11..............    2,000,000      2,279,450
Kellogg Co.
 Series B
 6.00%, due 4/1/06...............    5,000,000      5,419,665
Unilever Capital Corp.
 7.125%, due 11/1/10.............    3,000,000      3,540,903
                                                 ------------
                                                   11,240,018
                                                 ------------
HOUSEHOLD DURABLES (0.4%)
Newell Rubbermaid, Inc.
 4.625%, due 12/15/09............    2,000,000      2,040,236
                                                 ------------
HOUSEHOLD PRODUCTS (0.5%)
Kimberly-Clark Corp.
 5.625%, due 2/15/12.............    2,000,000      2,193,140
                                                 ------------
INSURANCE (0.4%)
Metlife, Inc.
 5.375%, due 12/15/12............    2,000,000      2,066,010
                                                 ------------

MEDIA (2.0%)
CSC Holdings, Inc.
 7.25%, due 7/15/08..............    3,000,000      2,793,750
Time Warner, Inc.
 6.625%, due 5/15/29.............    2,500,000      2,298,560
Walt Disney Co. (The)
 4.50%, due 9/15/04..............    2,000,000      2,050,406
 7.00%, due 3/1/32...............    2,000,000      2,217,226
                                                 ------------
                                                    9,359,942
                                                 ------------
METALS & MINING (0.4%)
Alcoa, Inc.
 4.25%, due 8/15/07..............    2,000,000      2,082,288
                                                 ------------

                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
MULTILINE RETAIL (1.7%)
Sears Roebuck Acceptance Corp.
 6.75%, due 9/15/05..............  $ 2,000,000   $  2,043,228
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............    5,000,000      5,889,840
                                                 ------------
                                                    7,933,068
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (1.2%)
Duke Energy Corp.
 6.25%, due 1/15/12..............    2,000,000      2,087,340
South Carolina Electric & Gas Co.
 7.125%, due 6/15/13.............    3,000,000      3,573,147
                                                 ------------
                                                    5,660,487
                                                 ------------


OIL & GAS (1.2%)
Conoco Funding Co.
 6.35%, due 10/15/11.............    5,000,000      5,583,395
                                                 ------------

PAPER & FOREST PRODUCTS (0.3%)
Weyerhaeuser Co.
 7.375%, due 3/15/32.............    1,500,000      1,626,792
                                                 ------------

PHARMACEUTICALS (0.7%)
Abbott Laboratories
 5.625%, due 7/1/06..............    3,000,000      3,279,696
                                                 ------------

ROAD & RAIL (1.0%)
Norfolk Southern Corp.
 7.80%, due 5/15/27..............    4,000,000      4,860,012
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31...............    2,000,000      1,960,000
                                                 ------------

Total Corporate Bonds (Cost
 $188,729,482)...................                 196,989,896
                                                 ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (49.3%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (3.2%)
 3.00%, due 8/15/05..............    5,000,000      5,111,600
 3.25%, due 8/15/05..............    5,000,000      5,151,000
 3.75%, due 8/15/07..............    5,000,000      5,145,510
                                                 ------------
                                                   15,408,110
                                                 ------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION (MORTGAGE PASS-THROUGH SECURITY) (2.0%)
 6.50%, due 9/1/32...............    9,319,878      9,712,357
                                                 ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.6%)
 5.125%, due 2/13/04.............   12,000,000     12,502,536
 5.25%, due 8/1/12...............    2,000,000      2,088,390

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

                      U.S. GOVERNMENT &
                FEDERAL AGENCIES (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT          VALUE
                                   --------------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Continued)
 5.375%, due 11/15/11............  $ 5,000,000   $  5,421,040
 5.91%, due 8/25/03..............    7,000,000      7,208,761
                                                 ------------
                                                   27,220,727
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (12.3%)
 5.50%, due 5/1/16...............    9,507,828      9,871,474
 6.00%, due 2/1/14-9/1/32........   12,084,832     12,563,475
 6.50%, due 11/1/09-12/1/31......   22,525,893     23,515,017
 7.00%, due 2/1/27-4/1/31........    8,127,595      8,569,425
 7.50%, due 7/1/28...............    1,437,096      1,531,454
 8.00%, due 5/1/25-12/1/29.......    2,769,893      3,003,406
                                                 ------------
                                                   59,054,251
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (2.7%)
 6.00%, due 2/15/32..............    4,698,829      4,898,571
 6.50%, due 4/15/32..............    3,922,844      4,120,140
 7.00%, due 7/15/31..............    2,993,007      3,172,880
 9.00%, due 4/15/26..............      583,809        648,107
                                                 ------------
                                                   12,839,698
                                                 ------------
UNITED STATES TREASURY BONDS (4.0%)
 5.375%, due 2/15/31.............    7,500,000      8,176,170
 6.25%, due 5/15/30..............    5,000,000      5,983,400
 7.125%, due 2/15/23.............    4,000,000      5,150,936
                                                 ------------
                                                   19,310,506
                                                 ------------
UNITED STATES TREASURY NOTES (19.5%)
 1.75%, due 12/31/04.............    7,000,000      7,020,783
 2.125%, due 8/31/04.............    7,000,000      7,077,931
 3.00%, due 2/29/04-11/15/07.....   27,000,000     27,356,401
 3.25%, due 5/31/04..............    4,000,000      4,106,564
 4.00%, due 11/15/12.............   12,250,000     12,423,227
 4.625%, due 5/15/06.............    6,000,000      6,471,096
 5.75%, due 11/15/05.............   22,500,000     24,872,175
 6.25%, due 2/15/07..............    4,000,000      4,589,220
                                                 ------------
                                                   93,917,397
                                                 ------------
Total U.S. Government & Federal
 Agencies (Cost $227,841,625)....                 237,463,046
                                                 ------------

YANKEE BONDS (5.8%)
BANKS (0.6%)
Royal Bank of Scotland Group PLC
 5.00%, due 10/1/14..............    3,000,000      3,020,310
                                                 ------------

BEVERAGES & TOBACCO (0.4%)
Diageo Capital PLC
 3.50%, due 11/19/07.............    2,000,000      2,010,192
                                                 ------------


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
FOREIGN GOVERNMENTS (4.4%)
Province of British Columbia
 4.625%, due 10/3/06.............  $ 5,000,000   $  5,306,460
Province of Manitoba
 2.75%, due 1/17/06..............    4,000,000      4,035,060
Province of New Brunswick
 3.50%, due 10/23/07.............    3,000,000      3,047,115
Province of Ontario
 5.50%, due 10/1/08..............    6,000,000      6,633,510
Province of Quebec
 5.00%, due 7/17/09..............    2,000,000      2,137,146
                                                 ------------
                                                   21,159,291
                                                 ------------



TELECOMMUNICATIONS (0.4%)
Vodafone Group PLC
 6.25%, due 11/30/32.............    2,000,000      1,997,694
                                                 ------------
Total Yankee Bonds (Cost
 $26,903,045)....................                  28,187,487
                                                 ------------
Total Long-Term Bonds
 (Cost $443,474,152).............                 462,640,429
                                                 ------------

SHORT-TERM INVESTMENTS (2.8%)
COMMERCIAL PAPER (2.8%)
Motiva Enterprises LLC
 1.31%, due 1/6/03...............    3,100,000      3,099,435
PACCAR Financial Corp.
 1.30%, due 1/6/03...............    3,000,000      2,999,458
Societe Generale N.A., Inc.
 1.52%, due 1/8/03...............    5,000,000      4,998,519
UBS Finance Delaware LLC
 1.20%, due 1/2/03...............    2,128,000      2,127,929
                                                 ------------
Total Short-Term Investments
 (Cost $13,225,341)..............                  13,225,341
                                                 ------------
Total Investments (Cost
 $456,699,493) (c)...............         98.8%   475,865,770(d)
Cash and Other Assets,
 Less Liabilities................          1.2      5,874,010
                                   -----------   ------------
Net Assets.......................        100.0%  $481,739,780
                                   ===========   ============

------------
(a)  Issue in default.
(b)  May be sold to institutional investors only.
(c)  The cost for federal income tax purposes is $456,770,605.
(d) At December 31, 2002 net unrealized appreciation was $19,095,165, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $23,505,343 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,410,178.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $456,699,493).........   $475,865,770
Cash.....................................            367
Receivables:
  Interest...............................      5,471,995
  Fund shares sold.......................        789,653
                                            ------------
        Total assets.....................    482,127,785
                                            ------------
LIABILITIES:
Payables:
  Adviser................................         99,743
  Fund shares redeemed...................         94,019
  Administrator..........................         79,795
  Shareholder communication..............         77,183
Accrued expenses.........................         37,265
                                            ------------
        Total liabilities................        388,005
                                            ------------
Net assets applicable to outstanding
  shares.................................   $481,739,780
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    350,900
Additional paid-in capital...............    462,293,715
Accumulated net realized loss on
  investments............................        (71,112)
Net unrealized appreciation on
  investments............................     19,166,277
                                            ------------
Net assets applicable to outstanding
  shares.................................   $481,739,780
                                            ============
Shares of capital stock outstanding......     35,090,002
                                            ============
Net asset value per share outstanding....   $      13.73
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Interest...............................   $ 22,347,911
                                            ------------
Expenses:
  Advisory...............................      1,024,959
  Administration.........................        819,967
  Shareholder communication..............        160,781
  Professional...........................         85,537
  Directors..............................         17,447
  Portfolio pricing......................          7,885
  Miscellaneous..........................         24,277
                                            ------------
        Total expenses...................      2,140,853
                                            ------------
Net investment income....................     20,207,058
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........      6,170,417
Net change in unrealized appreciation on
  investments............................     11,948,215
                                            ------------
Net realized and unrealized gain on
  investments............................     18,118,632
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 38,325,690
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002           2001
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $ 20,207,058   $ 17,209,286
  Net realized gain on investments..........................     6,170,417      2,950,968
  Net change in unrealized appreciation on investments......    11,948,215      5,488,633
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    38,325,690     25,648,887
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................   (20,660,496)   (17,222,825)
  From net realized gain on investments.....................      (206,736)            --
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......   (20,867,232)   (17,222,825)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   124,748,902    118,047,838
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............    20,867,232     17,222,825
                                                              ------------   ------------
                                                               145,616,134    135,270,663
  Cost of shares redeemed...................................   (54,317,370)   (28,286,725)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    91,298,764    106,983,938
                                                              ------------   ------------
Net increase in net assets..................................   108,757,222    115,410,000
NET ASSETS:
Beginning of year...........................................   372,982,558    257,572,558
                                                              ------------   ------------
End of year.................................................  $481,739,780   $372,982,558
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $         --   $    209,054
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                YEAR ENDED DECEMBER 31
                                                                2002          2001       2000       1999          1998
                                                              ----------------------------------------------------------
Net asset value at beginning of year........................  $  13.11      $  12.59   $  12.24   $  13.23      $  13.14
                                                              --------      --------   --------   --------      --------
Net investment income.......................................      0.60          0.65       0.85       0.78          0.74
Net realized and unrealized gain (loss) on investments......      0.64          0.52       0.35      (0.99)         0.46
                                                              --------      --------   --------   --------      --------
Total from investment operations............................      1.24          1.17       1.20      (0.21)         1.20
                                                              --------      --------   --------   --------      --------
Less dividends and distributions:
  From net investment income................................     (0.61)        (0.65)     (0.85)     (0.78)        (0.74)
  From net realized gain on investments.....................     (0.01)           --         --      (0.00)(a)     (0.37)
                                                              --------      --------   --------   --------      --------
Total dividends and distributions...........................     (0.62)        (0.65)     (0.85)     (0.78)        (1.11)
                                                              --------      --------   --------   --------      --------
Net asset value at end of year..............................  $  13.73      $  13.11   $  12.59   $  12.24      $  13.23
                                                              ========      ========   ========   ========      ========
Total investment return.....................................      9.48%         9.27%      9.82%     (1.53%)        9.12%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................      4.93%         5.66%      6.37%      5.86%         5.86%
  Expenses..................................................      0.52%         0.52%      0.51%      0.50%         0.52%
Portfolio turnover rate.....................................        76%           54%        58%       161%          206%
Net assets at end of year (in 000's)........................  $481,740      $372,983   $257,573   $287,361      $277,392

------------
(a) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (97.7%)+
                                      SHARES        VALUE
                                    -------------------------
AEROSPACE & DEFENSE (5.2%)
General Dynamics Corp. ...........     164,800   $ 13,080,176
Lockheed Martin Corp. ............     216,500     12,502,875
United Technologies Corp. ........     291,000     18,024,540
                                                 ------------
                                                   43,607,591
                                                 ------------
AIR FREIGHT & LOGISTICS (2.0%)
FedEx Corp. ......................     314,700     17,063,034
                                                 ------------
AUTOMOBILES (3.0%)
Harley-Davidson, Inc. ............     552,600     25,530,120
                                                 ------------
BANKS (5.6%)
Bank Of America Corp. ............     285,700     19,876,149
BB&T Corp. .......................     341,300     12,624,687
Fifth Third Bancorp...............     255,200     14,941,960
                                                 ------------
                                                   47,442,796
                                                 ------------
BEVERAGES (3.1%)
Coca-Cola Co. (The)...............     288,800     12,655,216
PepsiCo, Inc. ....................     319,200     13,476,624
                                                 ------------
                                                   26,131,840
                                                 ------------
BIOTECHNOLOGY (1.5%)
Amgen, Inc. (a)...................     266,000     12,858,440
                                                 ------------
CHEMICALS (2.7%)
Air Products & Chemicals, Inc. ...     260,300     11,127,825
Praxair, Inc. ....................     199,800     11,542,446
                                                 ------------
                                                   22,670,271
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (2.5%)
Cendant Corp. (a).................     825,000      8,646,000
First Data Corp. .................     359,600     12,733,436
                                                 ------------
                                                   21,379,436
                                                 ------------
COMMUNICATIONS EQUIPMENT (1.9%)
Cisco Systems, Inc. (a)...........   1,236,100     16,192,910
                                                 ------------
COMPUTERS & PERIPHERALS (2.7%)
Hewlett-Packard Co. ..............     697,500     12,108,600
International Business Machines
 Corp. ...........................     138,700     10,749,250
                                                 ------------
                                                   22,857,850
                                                 ------------
DIVERSIFIED FINANCIALS (7.0%)
American Express Co. .............     522,400     18,466,840
Citigroup, Inc. ..................     356,162     12,533,341
Fannie Mae........................     254,100     16,346,253
Morgan Stanley....................     278,600     11,121,712
                                                 ------------
                                                   58,468,146
                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies, Inc. (a)....     124,900      2,243,204
                                                 ------------

                                      SHARES        VALUE
                                    -------------------------

ENERGY EQUIPMENT & SERVICES (2.9%)
Baker Hughes, Inc. ...............     263,100   $  8,469,189
BJ Services Co. (a)...............     260,200      8,407,062
Weatherford International Ltd.
 (a)..............................     188,900      7,542,777
                                                 ------------
                                                   24,419,028
                                                 ------------
FOOD & DRUG RETAILING (3.3%)
SYSCO Corp. ......................     497,200     14,811,588
Walgreen Co. .....................     439,400     12,826,086
                                                 ------------
                                                   27,637,674
                                                 ------------
FOOD PRODUCTS (1.1%)
Kraft Foods, Inc. Class A.........     228,000      8,876,040
                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Baxter International, Inc. .......     560,900     15,705,200
Medtronic, Inc. ..................     269,900     12,307,440
                                                 ------------
                                                   28,012,640
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (9.1%)
Cardinal Health, Inc. ............     263,900     15,620,241
HCA, Inc. ........................     354,200     14,699,300
Tenet Healthcare Corp. (a)........     399,200      6,546,880
UnitedHealth Group, Inc. .........     306,000     25,551,000
WellPoint Health Networks, Inc.
 (a)..............................     200,700     14,281,812
                                                 ------------
                                                   76,699,233
                                                 ------------
HOUSEHOLD PRODUCTS (1.5%)
Colgate-Palmolive Co. ............     248,100     13,007,883
                                                 ------------

INSURANCE (1.6%)
Marsh & McLennan Cos., Inc. ......     299,600     13,844,516
                                                 ------------

IT CONSULTING & SERVICES (0.7%)
SunGard Data Systems, Inc. (a)....     245,400      5,781,624
                                                 ------------

MACHINERY (3.2%)
Danaher Corp. ....................     179,800     11,812,860
Illinois Tool Works, Inc. ........     237,100     15,378,306
                                                 ------------
                                                   27,191,166
                                                 ------------
MEDIA (6.6%)
Clear Channel Communications, Inc.
 (a)..............................     336,188     12,536,450
Gannett Co., Inc. ................     207,500     14,898,500
Omnicom Group, Inc. ..............     217,200     14,031,120
Viacom, Inc. Class B (a)..........     335,059     13,657,005
                                                 ------------
                                                   55,123,075
                                                 ------------
MULTILINE RETAIL (5.5%)
Kohl's Corp. (a)..................     322,800     18,060,660
Target Corp. .....................     447,000     13,410,000
Wal-Mart Stores, Inc. ............     295,700     14,935,807
                                                 ------------
                                                   46,406,467
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                      SHARES        VALUE
                                    -------------------------
PHARMACEUTICALS (4.1%)
Johnson & Johnson.................     325,700   $ 17,493,347
Pfizer, Inc. .....................     545,900     16,688,163
                                                 ------------
                                                   34,181,510
                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.0%)
Analog Devices, Inc (a)...........     421,500     10,061,205
Applied Materials, Inc (a)........     557,300      7,261,619
Intel Corp. ......................     976,500     15,204,105
KLA-Tencor Corp. (a)..............     223,000      7,887,510
Texas Instruments, Inc. ..........     681,600     10,230,816
                                                 ------------
                                                   50,645,255
                                                 ------------
SOFTWARE (6.8%)
Electronic Arts, Inc. (a).........     138,600      6,898,122
Microsoft Corp. (a)...............     497,400     25,715,580
Oracle Corp. (a)..................   1,298,800     14,027,040
VERITAS Software Corp. (a)........     657,900     10,276,398
                                                 ------------
                                                   56,917,140
                                                 ------------
SPECIALTY RETAIL (4.5%)
Bed Bath & Beyond, Inc. (a).......     487,000     16,816,110
Lowe's Cos., Inc. ................     219,300      8,223,750
TJX Cos., Inc. (The)..............     647,700     12,643,104
                                                 ------------
                                                   37,682,964
                                                 ------------
Total Common Stocks
 (Cost $945,406,216)..............                822,871,853
                                                 ------------

SHORT-TERM INVESTMENTS (2.5%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    -------------------------
COMMERCIAL PAPER (1.7%)
UBS Finance Delaware LLC
 1.20%, due 1/2/03................  $5,945,000   $  5,944,802
USAA Capital Corp.
 1.32%, due 1/6/03................   8,235,000      8,233,490
                                                 ------------
Total Commercial Paper
 (Cost $14,178,292)...............                 14,178,292
                                                  ------------
                                      SHARES
                                    ----------
INVESTMENT COMPANY (0.8%)
Merrill Lynch Premier
 Institutional Fund...............   7,214,982      7,214,982
                                                 ------------
Total Investment Company
 (Cost $7,214,982)................                  7,214,982
                                                 ------------
Total Short-Term Investments
 (Cost $21,393,274)...............                 21,393,274
                                                 ------------
Total Investments
 (Cost $966,799,490) (b)..........       100.2%   844,265,127(c)
Liabilities in Excess of
 Cash and Other Assets............        (0.2)    (1,855,318)
                                    ----------   ------------
Net Assets........................       100.0%  $842,409,809
                                    ==========   ============

------------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is $968,146,146.
(c) At December 31, 2002 net unrealized depreciation was $123,881,019, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $43,090,319 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $166,971,338.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $966,799,490).......   $  844,265,127
Cash...................................            3,696
Receivables:
  Dividends............................          975,422
  Fund shares sold.....................          374,571
  Investment securities sold...........          257,414
                                          --------------
        Total assets...................      845,876,230
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......        2,665,948
  Adviser..............................          264,438
  Shareholder communication............          219,588
  Administrator........................          146,909
  Fund shares redeemed.................          120,929
  Custodian............................           12,460
Accrued expenses.......................           36,149
                                          --------------
        Total liabilities..............        3,466,421
                                          --------------
Net assets applicable to outstanding
  shares...............................   $  842,409,809
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share)
  200 million shares authorized........   $      515,846
Additional paid-in capital.............    1,183,678,884
Accumulated undistributed net
  investment income....................          178,224
Accumulated net realized loss on
  investments and written option
  transactions.........................     (219,428,782)
Net unrealized depreciation
  on investments.......................     (122,534,363)
                                          --------------
Net assets applicable to outstanding
  shares...............................   $  842,409,809
                                          ==============
Shares of capital stock outstanding....       51,584,622
                                          ==============
Net asset value per share
  outstanding..........................   $        16.33
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends............................   $    7,873,230
  Interest.............................          192,824
                                          --------------
        Total income...................        8,066,054
                                          --------------
Expenses:
  Advisory.............................        3,863,850
  Administration.......................        2,146,584
  Shareholder communication............          545,178
  Professional.........................          167,932
  Custodian............................           90,710
  Directors............................           48,294
  Miscellaneous........................           40,601
                                          --------------
        Total expenses.................        6,903,149
                                          --------------
Net investment income..................        1,162,905
                                          --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  WRITTEN OPTION TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions................      (99,538,966)
  Written option transactions..........        1,044,323
                                          --------------
Net realized loss on investments and
  written option transactions..........      (98,494,643)
                                          --------------
Net change in unrealized appreciation
  on investments.......................     (308,110,791)
                                          --------------



Net realized and unrealized loss on
  investments and written option
  transactions.........................     (406,605,434)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (405,442,529)
                                          ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                   2002             2001
                                                              ----------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    1,162,905   $    1,333,558
  Net realized loss on investments and written option
    transactions............................................     (98,494,643)    (114,643,069)
  Net change in unrealized appreciation on investments......    (308,110,791)    (310,652,141)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (405,442,529)    (423,961,652)
                                                              --------------   --------------
Dividends to shareholders:
  From net investment income................................      (1,004,039)      (1,314,200)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     196,384,127      309,364,121
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       1,004,039        1,314,200
                                                              --------------   --------------
                                                                 197,388,166      310,678,321
  Cost of shares redeemed...................................    (294,330,589)    (353,379,786)
                                                              --------------   --------------
  Decrease in net assets derived from capital share
    transactions............................................     (96,942,423)     (42,701,465)
                                                              --------------   --------------
Net decrease in net assets..................................    (503,388,991)    (467,977,317)
NET ASSETS:
Beginning of year...........................................   1,345,798,800    1,813,776,117
                                                              --------------   --------------
End of year.................................................  $  842,409,809   $1,345,798,800
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  year......................................................  $      178,224   $       19,358
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                YEAR ENDED DECEMBER 31
                                                           2002         2001         2000             1999             1998
                                                        ----------------------------------------------------------------------
Net asset value at beginning of year..................  $    23.64   $    30.81   $    36.98       $    30.61       $    22.39
                                                        ----------   ----------   ----------       ----------       ----------
Net investment income (loss)..........................        0.02         0.02        (0.05)(a)        (0.02)(a)         0.03
Net realized and unrealized gain (loss) on
  investments.........................................       (7.31)       (7.17)       (3.73)            7.79             8.51
                                                        ----------   ----------   ----------       ----------       ----------
Total from investment operations......................       (7.29)       (7.15)       (3.78)            7.77             8.54
                                                        ----------   ----------   ----------       ----------       ----------
Less dividends and distributions:
  From net investment income..........................       (0.02)       (0.02)          --               --            (0.03)
  From net realized gain on investments...............          --           --        (2.39)           (1.40)           (0.29)
                                                        ----------   ----------   ----------       ----------       ----------
Total dividends and distributions.....................       (0.02)       (0.02)       (2.39)           (1.40)           (0.32)
                                                        ----------   ----------   ----------       ----------       ----------
Net asset value at end of year........................  $    16.33   $    23.64   $    30.81       $    36.98       $    30.61
                                                        ==========   ==========   ==========       ==========       ==========
Total investment return...............................      (30.83%)     (23.22%)     (10.72%)          25.41%           38.14%
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)........................        0.11%        0.09%       (0.15%)          (0.05%)           0.11%
  Expenses............................................        0.64%        0.63%        0.63%            0.62%            0.64%
Portfolio turnover rate...............................          72%          46%          33%              37%              27%
Net assets at end of year (in 000's)..................  $  842,410   $1,345,799   $1,813,776       $1,848,514       $1,236,864

------------
(a) Per share data based on average shares outstanding during the period.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


SHORT-TERM INVESTMENTS (99.1%)+
                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   --------------------------
BANK NOTES (1.2%)
First Union National Bank
 1.575%, due 2/18/03 (b)(c)......  $ 2,300,000   $  2,300,484
Morgan Guaranty Trust Co.
 1.545%, due 6/30/03 (b)(c)......    4,000,000      4,002,885
                                                 ------------
                                                    6,303,369
                                                 ------------
CERTIFICATES OF DEPOSIT (5.8%)
(Yankee Certificates of Deposit)
Abbey National Treasury Service
 1.32%, due 2/18/03 (c)..........    4,000,000      3,999,994
Bayerische Landesbank
 Girozentrale
 1.38%, due 5/20/03 (b)(c).......    6,000,000      5,999,932
Dexia Bank
 1.77%, due 1/27/03 (c)..........    4,000,000      4,000,459
Lloyds Bank PLC New York
 1.75%, due 3/20/03 (c)..........    4,000,000      4,001,104
Rabobank Nederland N.V. New York
 2.395%, due 2/19/03 (c).........    4,000,000      4,003,622
Svenska Handelsbanken New York
 1.65%, due 1/31/03 (c)..........    4,000,000      4,000,066
UBS AG Stamford CT
 2.33%, due 2/25/03 (c)..........    4,000,000      4,003,742
                                                 ------------
                                                   30,008,919
                                                 ------------
COMMERCIAL PAPER (50.1%)
Abbey National North America
 1.32%, due 2/13/03..............    5,000,000      4,992,117
ABN-AMRO North America Finance,
 Inc.
 1.32%, due 2/28/03..............    4,000,000      3,991,493
 1.33%, due 1/21/03..............    2,900,000      2,897,857
 1.75%, due 2/12/03..............    4,000,000      3,991,833
Allianz Finance Corp.
 1.65%, due 2/26/03 (a)..........    4,000,000      3,989,733
 1.70%, due 2/21/03 (a)..........    4,000,000      3,990,367
American Express Credit Corp.
 1.32%, due 3/18/03..............    4,000,000      3,988,853
ANZ (DE), Inc.
 1.30%, due 1/15/03-1/16/03......    8,000,000      7,995,811
 1.31%, due 3/11/03..............    4,000,000      3,989,957
Atlantis One Funding Corp.
 1.53%, due 2/6/03 (a)...........    4,000,000      3,993,880
Barclays U.S. Funding Corp.
 1.71%, due 1/24/03..............    4,100,000      4,095,521
Bayerische Landesbank
 Girozentrale 1.63%, due
 2/13/03.........................    4,000,000      3,992,212
ChevronTexaco Corp.
 1.30%, due 1/28/03..............    4,000,000      3,996,100
Dexia Delaware LLC
 1.32%, due 2/11/03..............    4,000,000      3,993,986
 1.34%, due 1/6/03...............    1,225,000      1,224,772
 1.35%, due 1/8/03...............    4,000,000      3,998,950

                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   --------------------------
COMMERCIAL PAPER (Continued)
General Electric Capital Corp.
 1.32%, due 3/10/03..............  $ 4,500,000   $  4,488,780
Goldman Sachs Group, Inc.
 1.75%, due 2/3/03...............    4,000,000      3,993,583
Harvard University
 1.30%, due 4/7/03...............    4,400,000      4,384,747
 1.48%, due 1/9/03...............    5,000,000      4,998,356
HBOS Treasury Services
 1.60%, due 4/7/03...............    3,000,000      2,987,200
 1.77%, due 2/18/03..............    5,600,000      5,586,784
ING U.S. Funding LLC
 1.30%, due 2/7/03...............    4,000,000      3,994,656
 1.33%, due 5/13/03..............    5,475,000      5,448,300


International Business Machines
 Corp.
 1.54%, due 7/11/03..............    5,000,000      4,959,147
KFW International Finance, Inc.
 1.29%, due 3/6/03...............    4,000,000      3,990,827
 1.30%, due 1/30/03-4/14/03......    9,300,000      9,276,900
Lloyds Bank PLC
 1.66%, due 1/28/03..............    5,000,000      4,993,775
Merck & Co., Inc.
 1.29%, due 1/10/03..............    5,000,000      4,998,388
Merrill Lynch & Co., Inc.
 1.28%, due 2/14/03..............    4,000,000      3,993,742
Metlife Funding Inc.
 1.30%, due 1/23/03..............    3,425,000      3,422,279
Morgan Stanley Dean Witter & Co.
 1.70%, due 1/10/03..............    4,000,000      3,998,300
 1.77%, due 1/24/03..............    4,000,000      3,995,477
Nationwide Building Society
 1.31%, due 2/5/03...............    3,275,000      3,270,829
 1.33%, due 5/7/03...............    4,000,000      3,981,380
Nestle Capital Corp.
 1.32%, due 6/5/03 (a)...........    4,000,000      3,977,267
 1.65%, due 2/5/03 (a)...........    4,000,000      3,993,583
 1.70%, due 2/11/03 (a)..........    4,500,000      4,491,287
Pemex Capital, Inc.
 1.33%, due 4/10/03..............    5,600,000      5,579,518
Pfizer, Inc.
 1.72%, due 1/21/03 (a)..........    4,000,000      3,996,178
 1.73%, due 1/24/03 (a)..........    4,000,000      3,995,579
Prudential Funding LLC
 1.29%, due 3/24/03..............    4,000,000      3,988,247
 1.68%, due 1/15/03..............    5,000,000      4,996,733
Quebec Province
 1.29%, due 3/21/03..............    4,575,000      4,562,049
 1.32%, due 3/3/03...............    1,600,000      1,596,421
Receivables Capital Corp.
 1.35%, due 1/29/03 (a)..........    3,000,000      2,996,850
Rio Tinto America, Inc.
 1.30%, due 1/17/03 (a)..........    3,975,000      3,972,703

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

SHORT-TERM INVESTMENTS (CONTINUED)
                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   --------------------------
COMMERCIAL PAPER (Continued)
Royal Bank of Canada
 1.30%, due 7/21/03..............  $ 4,000,000   $  3,970,967
San Paolo IMI U.S. Financial
 Corp.
 1.29%, due 4/24/03..............    3,575,000      3,560,524
 1.69%, due 1/27/03..............    4,000,000      3,995,118
Santander Hispano Finance
 Delaware Inc.
 1.33%, due 3/20/03..............    4,000,000      3,988,473
 1.35%, due 3/6/03...............    4,000,000      3,990,400
Shell Finance (U.K.) PLC
 1.60%, due 4/21/03..............    5,425,000      5,398,478
 1.75%, due 3/17/03..............    4,000,000      3,985,417
Societe Generale N.A., Inc.
 1.51%, due 1/6/03...............    4,000,000      3,999,161
 1.62%, due 3/14/03..............    4,000,000      3,987,040
Svenska Handelsbanken AB
 1.74%, due 1/21/03..............    4,500,000      4,495,650
Swiss Re Financial Products
 1.71%, due 1/13/03 (a)..........    4,000,000      3,997,720
UBS Finance Delaware LLC
 1.30%, due 3/25/03..............    4,000,000      3,988,011
 1.32%, due 3/26/03..............    3,300,000      3,289,836
Unilever Capital Corp.
 1.29%, due 1/14/03 (a)..........    3,000,000      2,998,603
Wells Fargo & Co.
 1.31%, due 1/14/03..............    4,000,000      3,998,108
                                                 ------------
                                                  259,676,813
                                                 ------------
CORPORATE BONDS (1.7%)
First Union Corp.
 1.66%, due 3/31/03 (b)(c).......    1,350,000      1,350,905
Ford Credit Auto Owner Trust
 Series 2002-D Class A1
 1.79%, due 5/15/03 (c)..........    1,240,320      1,240,320
Permanent Financing PLC
 Series 1 Class 1A
 1.41%, due 6/10/03 (b)(c).......    4,000,000      4,000,000
SBC Communications, Inc.
 1.38%, due 3/14/03 (a)(b)(c)....    2,000,000      2,000,000
                                                 ------------
                                                    8,591,225
                                                 ------------
MEDIUM-TERM NOTE (0.8%)
American Express Credit Corp.
 Series B
 1.42%, due 4/8/03 (b)(c)........    4,000,000      4,000,000
                                                 ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (36.0%)
Federal Home Loan Bank (Discount Notes)
 1.24%, due 4/16/03..............    5,000,000      4,981,917
 1.60%, due 3/12/03..............    5,000,000      4,984,444
 1.64%, due 3/7/03...............    5,000,000      4,985,194
 1.65%, due 4/11/03..............    4,000,000      3,981,667

                                    PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
                                   --------------------------
U.S. GOVERNMENT & FEDERAL AGENCIES (Continued)
Federal Home Loan Mortgage
 Corporation (Discount Notes)
 1.25%, due 2/19/03-3/31/03......  $ 8,500,000   $  8,480,677
 1.27%, due 3/13/03-4/23/03......    8,000,000      7,974,114
 1.29%, due 5/22/03..............    3,150,000      3,134,085
 1.52%, due 2/28/03..............    4,000,000      3,990,204
 1.66%, due 3/27/03-4/24/03......    8,000,000      7,963,480
Federal National Mortgage Association
 (Discount Notes)
 1.24%, due 1/6/03...............    5,000,000      4,999,139
 1.25%, due 1/8/03-4/2/03........   14,100,000     14,083,687
 1.27%, due 5/7/03...............    5,600,000      5,575,108
 1.28%, due 4/1/03-5/28/03.......    9,000,000      8,961,067
 1.29%, due 3/26/03-4/25/03......    8,700,000      8,669,513
 1.46%, due 4/30/03..............    8,725,000      8,682,399
 1.57%, due 2/26/03-4/9/03.......    9,000,000      8,970,693
 1.58%, due 2/12/03-3/5/03.......   10,000,000      9,976,958
 1.60%, due 2/5/03-2/10/03.......   11,425,000     11,406,123
 1.67%, due 2/28/03-3/19/03......    9,200,000      9,171,545
 1.68%, due 1/23/03..............    4,500,000      4,495,380
 1.69%, due 1/7/03...............    3,000,000      2,999,155
 1.70%, due 1/22/03-4/16/03......   16,165,000     16,112,180
United States Treasury Bills
 1.22%, due 4/17/03-5/22/03......   10,000,000      9,958,245
 1.23%, due 4/10/03..............    4,000,000      3,986,443
 1.25%, due 5/1/03-5/8/03........    8,000,000      7,965,765
                                                 ------------
                                                  186,489,182
                                                 ------------

                                     SHARES
                                    ---------
INVESTMENT COMPANY (3.5%)
Merrill Lynch Premier
 Institutional Fund..............   18,361,660     18,361,660
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $513,431,168)
 (d).............................         99.1%   513,431,168
Cash and Other Assets,
 Less Liabilities................          0.9      4,917,125
                                   -----------   ------------
Net Assets.......................        100.0%  $518,348,293
                                   ===========   ============

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at December 31, 2002.
(c) Coupon interest bearing security.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


The table below sets forth the diversification of Cash Management Portfolio investments by industry.

INDUSTRY DIVERSIFICATION

                                  AMORTIZED
                                     COST        PERCENT+
                                 ------------------------
Auto Leases....................  $  1,240,320       0.2%
Banks #........................   173,615,522      33.5
Brokerage......................     3,993,742       0.8
Computer Systems...............     4,959,147       1.0
Conglomerates..................     4,488,780       0.9
Consumer Financial Services....     7,986,573       1.5
Education......................     9,383,102       1.8
Finance........................    52,823,382      10.2
Foreign Government.............     6,158,470       1.2
Health Care-Drugs..............     7,991,757       1.5
Health Care-Medical............     4,998,388       1.0
Insurance......................     8,984,980       1.7
Investment Bank/Brokerage......    11,987,360       2.3
Investment Company.............    18,361,660       3.5
Metals-Miscellaneous...........     3,972,703       0.8
Oil-Integrated Domestic........     3,996,100       0.8
Telephone......................     2,000,000       0.4
U.S. Government & Federal
  Agencies.....................   186,489,182      36.0
                                 ------------     ------
                                  513,431,168      99.1
Cash and Other Assets, Less
  Liabilities..................     4,917,125       0.9
                                 ------------     ------
Net Assets.....................  $518,348,293     100.0%
                                 ============     ======

------------
+ Percentages indicated are based on Portfolio net assets.
# The Portfolio will invest more than 25% of the market value of its total assets in the securities of banks and bank holding companies, including certificates of deposit, bankers' acceptances and securities guaranteed by banks and bank holding companies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (amortized cost $513,431,168)..........   $513,431,168
Cash.....................................         12,767
Receivables:
  Fund shares sold.......................      5,908,917
  Interest...............................        263,917
                                            ------------
        Total assets.....................    519,616,769
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................        889,712
  Shareholder communication..............        112,193
  Adviser................................        108,164
  Administrator..........................         86,531
  Custodian..............................          8,822
Accrued expenses.........................         26,688
Dividend payable.........................         36,366
                                            ------------
        Total liabilities................      1,268,476
                                            ------------
Net assets applicable to outstanding
  shares.................................   $518,348,293
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 700 million shares authorized...   $  5,183,218
Additional paid-in capital...............    513,138,252
Accumulated undistributed net realized
  gain on investments....................         26,823
                                            ------------
Net assets applicable to outstanding
  shares.................................   $518,348,293
                                            ============
Shares of capital stock outstanding......    518,321,838
                                            ============
Net asset value per share outstanding....   $       1.00
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Interest...............................   $  9,218,614
                                            ------------
Expenses:
  Advisory...............................      1,227,272
  Administration.........................        981,818
  Shareholder communication..............        306,974
  Professional...........................         90,067
  Custodian..............................         47,281
  Directors..............................         21,073
  Miscellaneous..........................         18,360
                                            ------------
        Total expenses...................      2,692,845
                                            ------------
Net investment income....................      6,525,769
                                            ------------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........         26,823
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  6,552,592
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                   2002              2001
                                                              ---------------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $     6,525,769   $    13,966,087
  Net realized gain on investments..........................           26,823             3,086
                                                              ---------------   ---------------
  Net increase in net assets resulting from operations......        6,552,592        13,969,173
                                                              ---------------   ---------------
Dividends and distributions to shareholders:
  From net investment income................................       (6,525,769)      (13,966,087)
  From net realized gain on investments.....................           (2,664)           (1,363)
                                                              ---------------   ---------------
    Total dividends and distributions to shareholders.......       (6,528,433)      (13,967,450)
                                                              ---------------   ---------------
Capital share transactions:
  Net proceeds from sale of shares..........................    1,790,830,476     2,112,270,966
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............        6,528,190        13,931,327
                                                              ---------------   ---------------
                                                                1,797,358,666     2,126,202,293
  Cost of shares redeemed...................................   (1,760,205,751)   (1,950,947,991)
                                                              ---------------   ---------------
  Increase in net assets derived from capital share
    transactions............................................       37,152,915       175,254,302
                                                              ---------------   ---------------
Net increase in net assets..................................       37,177,074       175,256,025
NET ASSETS:
Beginning of year...........................................      481,171,219       305,915,194
                                                              ---------------   ---------------
End of year.................................................  $   518,348,293   $   481,171,219
                                                              ===============   ===============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                YEAR ENDED DECEMBER 31
                                                            2002         2001             2000        1999             1998
                                                          --------------------------------------------------------------------------
Net asset value at beginning of year....................  $   1.00     $   1.00         $   1.00    $   1.00         $   1.00
                                                          --------     --------         --------    --------         --------
Net investment income...................................      0.01         0.04             0.06        0.05             0.05
Net realized gain on investments........................      0.00(a)      0.00(a)            --        0.00(a)          0.00(a)
                                                          --------     --------         --------    --------         --------
Total from investment operations........................      0.01         0.04             0.06        0.05             0.05
                                                          --------     --------         --------    --------         --------
Less dividends and distributions:
  From net investment income............................     (0.01)       (0.04)           (0.06)      (0.05)           (0.05)
  From net realized gain on investments.................     (0.00)(a)    (0.00)(a)           --       (0.00)(a)        (0.00)(a)
                                                          --------     --------         --------    --------         --------
Total dividends and distributions.......................     (0.01)       (0.04)           (0.06)      (0.05)           (0.05)
                                                          --------     --------         --------    --------         --------
Net asset value at end of year..........................  $   1.00     $   1.00         $   1.00    $   1.00         $   1.00
                                                          ========     ========         ========    ========         ========
Total investment return.................................      1.36%        3.84%            6.06%       4.84%            5.18%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.................................      1.33%        3.57%            5.87%       4.79%            5.05%
  Expenses..............................................      0.55%        0.54%            0.52%       0.51%            0.54%
Net assets at end of year (in 000's)....................  $518,348     $481,171         $305,915    $454,470         $231,552

------------
(a) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


CONVERTIBLE SECURITIES (82.5%)+
CONVERTIBLE BONDS (64.0%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
AIRLINES (0.3%)
Continental Airlines, Inc.
 4.50%, due 2/1/07................  $1,180,000   $    510,350
                                                 ------------

BANKS (1.7%)
UBS AG Stamford Connecticut Branch
 Series NDQ
 0.25%, due 4/14/08 (c)...........   1,200,000      1,065,000
 Series SPX
 1.00%, due 4/12/06 (c)...........   2,500,000      2,406,250
                                                 ------------
                                                    3,471,250
                                                 ------------
BIOTECHNOLOGY (2.7%)
Affymetrix, Inc.
 5.00%, due 10/1/06...............   1,415,000      1,324,794
Genzyme Corp.
 3.00%, due 5/15/21...............   1,810,000      1,678,775
Invitrogen Corp.
 2.25%, due 12/15/06..............     880,000        746,900
Vertex Pharmaceuticals, Inc.
 5.00%, due 9/19/07...............   2,420,000      1,824,075
                                                 ------------
                                                    5,574,544
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (3.0%)
Cendant Corp.
 (zero coupon), due 2/13/21.......   3,900,000      2,481,375
 3.00%, due 5/4/21................   2,210,000      2,190,663
Quebecor World, Inc.
 6.00%, due 10/1/07...............   1,325,000      1,373,031
                                                 ------------
                                                    6,045,069
                                                 ------------
COMMUNICATIONS EQUIPMENT (3.4%)
Adaptec, Inc.
 4.75%, due 2/1/04................   3,000,000      2,895,000
CIENA Corp.
 3.75%, due 2/1/08................   1,670,000      1,169,000
Comverse Technology, Inc.
 1.50%, due 12/1/05...............   1,575,000      1,332,844
Extreme Networks, Inc.
 3.50%, due 12/1/06...............     955,000        718,637
Juniper Networks, Inc.
 4.75%, due 3/15/07...............     310,000        241,800
Tekelec, Inc.
 3.25%, due 11/2/04...............     650,000        611,000
                                                 ------------
                                                    6,968,281
                                                 ------------
DIVERSIFIED FINANCIALS (4.1%)
Affiliated Managers Group, Inc.
 (zero coupon), due 5/7/21 (d)....   1,340,000      1,207,675
Franklin Resources, Inc.
 (zero coupon), due 5/11/31 (d)...   1,805,000      1,073,975
JMH Finance Ltd.
 4.75%, due 9/6/07 (c)............   1,705,000      1,666,638
Legg Mason, Inc.
 (zero coupon), due 6/6/31 (d)....   2,500,000      1,275,000

                                    PRINCIPAL
                                    AMOUNT          VALUE
                                    -------------------------
DIVERSIFIED FINANCIALS (Continued)
Lehman Brothers Holdings, Inc.
 0.25%, due 7/8/03................  $1,500,000   $  1,323,750
 Series INDU
 0.25%, due 10/2/07...............   1,900,000      1,881,000
                                                 ------------
                                                    8,428,038
                                                 ------------








DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
At Home Corp.
 4.75%, due 12/15/06 (a)(e).......   2,335,418        326,959
Verizon Global Funding Corp.
 (zero coupon), due 5/15/21.......   4,270,000      2,487,275
 4.25%, due 9/15/05 (c)...........   1,600,000      1,676,000
 5.75%, due 4/1/03................   2,430,000      2,450,655
                                                 ------------
                                                    6,940,889
                                                 ------------
ELECTRICAL EQUIPMENT (0.1%)
SCI Systems, Inc.
 3.00%, due 3/15/07...............     330,000        235,537
                                                 ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Arrow Electronics, Inc.
 (zero coupon), due 2/21/21.......   2,720,000      1,210,400
Thermo Electron Corp.
 4.00%, due 1/15/05...............   2,525,000      2,506,062
                                                 ------------
                                                    3,716,462
                                                 ------------
ENERGY EQUIPMENT & SERVICES (6.3%)
BJ Services Co.
 0.3954%, due 4/24/22.............   6,435,000      5,292,788
Cooper Cameron Corp.
 1.75%, due 5/17/21...............   2,205,000      2,216,025
Global Marine, Inc.
 (zero coupon), due 6/23/20.......   3,540,000      1,929,300
Nabors Industries, Ltd.
 (zero coupon), due 2/5/21........   2,140,000      1,361,575
Pride International, Inc.
 2.50%, due 3/1/07................   1,875,000      2,160,938
                                                 ------------
                                                   12,960,626
                                                 ------------
FOOD & DRUG RETAILING (1.6%)
Lehman Brothers Holdings, Inc.
 Series KR
 0.625%, due 12/11/07.............   1,150,000      1,142,812
SUPERVALU, Inc.
 (zero coupon), due 11/2/31 (d)...   7,345,000      2,120,869
                                                 ------------
                                                    3,263,681
                                                 ------------
FOOD PRODUCTS (1.8%)
General Mills, Inc.
 (zero coupon), due 10/28/22
   (c)............................   2,205,000      1,595,869
Nestle Holding, Inc.
 3.00%, due 5/9/05................   1,880,000      2,089,714
                                                 ------------
                                                    3,685,583
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE BONDS (CONTINUED)
                                    PRINCIPAL
                                    AMOUNT          VALUE
                                    -------------------------
HEALTH CARE EQUIPMENT &
SUPPLIES (1.6%)
ALZA Corp.
 (zero coupon), due 7/28/20 (d)...  $1,265,000   $    989,862
Medtronic, Inc.
 1.25%, due 9/15/21...............   2,130,000      2,241,825
                                                 ------------
                                                    3,231,687
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (2.1%)
Laboratory Corp. of America
 Holdings (zero coupon), due
 9/11/21 (d)......................   1,255,000        842,419
Province Healthcare Co.
 4.50%, due 11/20/05..............     770,000        682,412
Quest Diagnostics, Inc.
 1.75%, due 11/30/21..............   2,210,000      2,320,500
Universal Health Services, Inc.
 0.426%, due 6/23/20..............     800,000        512,000
                                                 ------------
                                                    4,357,331
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (1.3%)
Brinker International, Inc.
 (zero coupon), due 10/10/21......   1,570,000      1,089,187
Goldman Sachs Group, Inc. (The)
 Series MCD
 (zero coupon), due 8/27/09.......   1,960,000      1,663,550
                                                 ------------
                                                    2,752,737
                                                 ------------
INSURANCE (4.4%)
American International Group, Inc.
 0.50%, due 5/15/07...............   3,140,000      2,943,750
Loews Corp.
 3.125%, due 9/15/07..............   2,720,000      2,434,400
USF&G Corp.
 (zero coupon), due 3/3/09........     930,000        724,238
XL Capital Ltd.
 (zero coupon), due 5/23/21.......   4,485,000      2,859,188
                                                 ------------
                                                    8,961,576
                                                 ------------
MACHINERY (2.1%)
Danaher Corp.
 (zero coupon), due 1/22/21 (d)...   1,230,000        825,637
Navistar Financial Corp.
 4.75%, due 4/1/09................   3,020,000      2,298,975
SPX Corp.
 (zero coupon), due 2/6/21 (d)....   1,770,000      1,097,400
                                                 ------------
                                                    4,222,012
                                                 ------------
MEDIA (8.0%)
Adelphia Communications Corp.
 3.25%, due 5/1/21 (a)(e).........     730,000         63,875
AOL Time Warner, Inc.
 (zero coupon), due 12/6/19.......   2,770,000      1,537,350
Clear Channel Communications, Inc.
 2.625%, due 4/1/03...............   1,945,000      1,940,137
Getty Images, Inc.
 5.00%, due 3/15/07...............     880,000        817,300
Jacor Communications, Inc.
 (zero coupon), due 2/9/18 (d)....   5,510,000      2,755,000

                                    PRINCIPAL
                                    AMOUNT          VALUE
                                    -------------------------
MEDIA (Continued)
Lamar Advertising Co.
 5.25%, due 9/15/06...............  $1,550,000   $  1,569,375
Liberty Media Corp.
 3.25%, due 3/15/31...............   1,750,000      1,640,625
Mediacom Communications Corp.
 5.25%, due 7/1/06................   1,460,000      1,222,750
Merrill Lynch & Co., Inc.
 Series AOL
 0.25%, due 5/10/06...............     800,000        722,000
News America, Inc.
 (zero coupon), due 2/28/21 (d)...   3,610,000      1,881,713
Omnicom Group, Inc.
 (zero coupon), due 2/7/31 (d)....   2,095,000      2,115,950
                                                 ------------
                                                   16,266,075
                                                 ------------
OIL & GAS (0.4%)
Devon Energy Corp.
 (zero coupon), due 6/27/20.......   1,480,000        782,550
                                                 ------------

PAPER & FOREST PRODUCTS (1.1%)
International Paper Co.
 (zero coupon), due 6/20/21.......   4,070,000      2,162,187
                                                 ------------

PHARMACEUTICALS (5.1%)
IVAX Corp.
 4.50%, due 5/15/08...............   1,790,000      1,481,225
Roche Holdings, Inc.
 (zero coupon), due 4/20/10
   (c)(d).........................   1,500,000        924,450
 (zero coupon), due 1/19/15
   (c)(d).........................   1,600,000      1,160,000
Salomon, Smith Barney Holdings,
 Inc.
 Series MTNK
 0.75%, due 7/20/09...............   2,230,000      2,531,050
Teva Pharmaceutical Finance N.V.
 0.75%, due 8/15/21...............   4,040,000      4,317,750
                                                 ------------
                                                   10,414,475
                                                 ------------
ROAD & RAIL (0.7%)
Goldman Sachs Group, Inc. (The)
 Series BNI
 1.00%, due 10/30/07..............   1,450,000      1,424,625
                                                 ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
Amkor Technology, Inc.
 5.75%, due 6/1/06................     430,000        248,325
ASE Test Ltd.
 1.00%, due 7/1/04 (c)............   1,250,000      1,518,750
ASM International N.V.
 5.00%, due 11/15/05 (c)..........     840,000        788,550
Brooks-PRI Automation, Inc.
 4.75%, due 6/1/08................     910,000        671,125
Cypress Semiconductor Corp.
 4.00%, due 2/1/05................     475,000        398,406
Lattice Semiconductor Corp.
 4.75%, due 11/1/06...............     900,000        811,125

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

CONVERTIBLE BONDS (CONTINUED)
                                    PRINCIPAL
                                    AMOUNT          VALUE
                                    -------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (Continued)
LSI Logic Corp.
 4.00%, due 11/1/06...............  $  410,000   $    336,200
                                                 ------------
                                                    4,772,481
                                                 ------------
SOFTWARE (3.0%)
BEA Systems, Inc.
 4.00%, due 12/15/06..............   1,880,000      1,710,800
Manugistics Group, Inc.
 5.00%, due 11/1/07...............     640,000        319,200
Rational Software Corp.
 5.00%, due 2/1/07................     870,000        888,487
Siebel Systems, Inc.
 5.50%, due 9/15/06...............   1,050,000      1,021,125
VERITAS Software Corp.
 1.856%, due 8/13/06..............   2,455,000      2,092,888
                                                 ------------
                                                    6,032,500
                                                 ------------
SPECIALTY RETAIL (1.1%)
Gap, Inc. (The)
 5.75%, due 3/15/09...............   1,830,000      2,292,075
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Fairchild Semiconductor
 International, Inc.
 5.00%, due 11/1/08...............   1,380,000      1,242,000
                                                 ------------

Total Convertible Bonds
 (Cost $136,123,979)..............                130,714,621
                                                 ------------
CONVERTIBLE PREFERRED STOCKS (18.5%)
                                      SHARES
                                    ----------
AEROSPACE & DEFENSE (1.3%)
Northrop Grumman Corp.
 7.25% (f)........................      21,300      2,294,862
Titan Capital Trust
 5.75%............................       8,200        360,800
                                                 ------------
                                                    2,655,662
                                                 ------------
AIRLINES (0.1%)
Continental Air Finance Trust II
 6.00%............................      22,100        279,013
                                                 ------------

AUTOMOBILES (1.6%)
Ford Motor Co. Capital Trust II
 6.50%............................      34,500      1,409,325
General Motors Corp.
 5.25%, Series B..................      80,400      1,857,240
                                                 ------------
                                                    3,266,565
                                                 ------------
BANKS (1.1%)
National Australian Bank Ltd.
 7.875% (g).......................      34,000      1,106,700

                                             SHARES VALUE
                                    -------------------------
BANKS (Continued)
Washington Mutual, Inc.
 5.375% (h).......................      21,200   $  1,089,150
                                                 ------------
                                                    2,195,850
                                                 ------------
DIVERSIFIED FINANCIALS (2.0%)
Equity Securities Trust II
 6.25%............................      39,900        801,591
Gabelli Asset Management, Inc.
 6.95%............................      45,000        922,500
Suiza Capital Trust II
 5.50%............................      45,400      2,400,525
                                                 ------------
                                                    4,124,616
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
ALLTEL Corp.
 7.75%............................      13,700        703,221
Citizens Utilities Trust
 5.00%............................      10,100        479,750
Qwest Trends Trust
 5.75% (c)........................      31,600        372,564
                                                 ------------
                                                    1,555,535
                                                 ------------
ELECTRIC UTILITIES (2.5%)
Dominion Resources, Inc.
 9.50% (i)........................      14,100        764,079
FPL Group, Inc.
 8.00%............................      29,600      1,580,048
NRG Energy, Inc.
 6.50% (j)........................      57,300        315,723
PPL Capital Funding Trust I
 7.75% (k)........................     138,100      2,506,515
                                                 ------------
                                                    5,166,365
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (0.5%)
Anthem, Inc.
 6.00%............................      12,800        994,304
                                                 ------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Six Flags, Inc.
 7.25%............................      37,800        614,250
                                                 ------------

INSURANCE (2.4%)
ACE Ltd.
 8.25%............................       6,200        369,675
Chubb Corp. (The)
 7.00%............................      28,600        684,970
Hartford Financial Services
 Group, Inc. (The)
 6.00%............................       9,600        473,088
MetLife, Inc.
 8.00%............................      22,800      1,874,844
Prudential Financial, Inc.
 6.75%............................      26,200      1,429,734
                                                 ------------
                                                    4,832,311
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PREFERRED STOCKS (CONTINUED)
                                      SHARES         VALUE
                                    -------------------------
IT CONSULTING & SERVICES (0.1%)
Electronic Data Systems Corp.
 7.625%...........................       9,175   $    201,024
                                                 ------------

MACHINERY (1.0%)
Cummins Capital Trust I
 7.00%............................      44,010      1,974,949
                                                 ------------

MEDIA (0.5%)
Adelphia Communications Corp.
 7.50%, Series F (a)(e)...........      29,800            298
Comcast Corp.
 2.00% (l)........................       8,500        166,090
Tribune Co.
 2.00% (m)........................      10,900        806,600
                                                 ------------
                                                      972,988
                                                 ------------
MULTI-UTILITIES & UNREGULATED
POWER (0.0%)(b)
Calpine Capital Trust
 5.75%............................       4,900         94,325
                                                 ------------
OIL & GAS (0.5%)
Kerr-McGee Corp.
 5.50%............................      25,700      1,099,960
                                                 ------------

PAPER & FOREST PRODUCTS (1.9%)
Boise Cascade Corp.
 7.50% (m)........................      21,700        911,183
International Paper Capital Trust
 5.25%............................      65,500      3,053,937
                                                 ------------
                                                    3,965,120
                                                 ------------
REAL ESTATE (0.7%)
Glenborough Realty Trust, Inc.
 7.75%............................      65,000      1,373,125
                                                 ------------
ROAD & RAIL (0.9%)
Union Pacific Capital Trust
 6.25%............................      34,200      1,761,300
                                                 ------------
WIRELESS TELECOMMUNICATION
SERVICES (0.3%)
Nextel Communications, Inc.
 (zero coupon)....................       1,900        585,913
                                                 ------------

Total Convertible Preferred Stocks
 (Cost $42,252,024)...............                 37,713,175
                                                 ------------
Total Convertible Securities
 (Cost $178,376,003)..............                168,427,796
                                                 ------------

COMMON STOCKS (10.9%)
BANKS (0.9%)
Bank of New York Co., Inc.
 (The)............................      73,100      1,751,476
                                                 ------------

                                        SHARES          VALUE

                                    -------------------------

BEVERAGES (0.3%)
Pepsi Bottling Group, Inc.
 (The)............................      20,200   $    519,140
                                                 ------------

BIOTECHNOLOGY (0.7%)
Affymetrix, Inc. (a)..............      12,900        295,281
Biotech HOLDRs Trust..............      14,300      1,209,208
                                                 ------------
                                                    1,504,489
                                                 ------------


BUILDING PRODUCTS (0.2%)
American Standard Cos., Inc.
 (a)..............................       6,200        441,068
                                                 ------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Cendant Corp. (a).................      24,200        253,616
Moore Corp. Ltd. (a)..............      20,400        185,640
                                                 ------------
                                                      439,256
                                                 ------------
COMMUNICATIONS EQUIPMENT (0.2%)
Cisco Systems, Inc. (a)...........      29,200        382,520
Tekelec, Inc. (a).................       5,000         52,250
                                                 ------------
                                                      434,770
                                                 ------------
COMPUTERS & PERIPHERALS (0.3%)
EMC Corp. (a).....................      92,300        566,722
                                                 ------------

CONSTRUCTION & ENGINEERING (0.1%)
McDermott International, Inc.
 (a)..............................      31,800        139,284
                                                 ------------

DIVERSIFIED FINANCIALS (3.2%)
Citigroup, Inc. ..................      37,074      1,304,634
Merrill Lynch & Co., Inc. ........      50,200      1,905,090
Nasdaq-100 Shares (a).............      58,900      1,435,393
S&P 500 Depositary Receipt........      21,500      1,896,945
                                                 ------------
                                                    6,542,062
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
 (0.0%)(b)
WorldCom, Inc.-MCI Group (a)(o)...         400              4
WorldCom, Inc.-WorldCom Group
 (a)(o)...........................      10,000            100
                                                 ------------
                                                          104
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.3%)
Baker Hughes, Inc. ...............      18,000        579,420
                                                 ------------

FOOD PRODUCTS (0.1%)
Chiquita Brands International,
 Inc. (a).........................      12,900        171,054
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Beverly Enterprises, Inc. (a).....      29,000         82,650
Tenet Healthcare Corp. (a)........      25,000        410,000
                                                 ------------
                                                      492,650
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (0.0%)(b)
Fine Host Corp. (a)(o)............       6,624             66
                                                 ------------

HOUSEHOLD PRODUCTS (0.5%)
Procter & Gamble Co. (The)........      11,800      1,014,092
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

          COMMON STOCKS (CONTINUED)
                                        SHARES          VALUE
                                    -------------------------
INSURANCE (0.0%)(b)
Travelers Property Casualty Corp.
 Class A (a)......................       1,394   $     20,422
 Class B (a)......................       2,864         41,957
                                                 ------------
                                                       62,379
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.1%)
Interwoven, Inc. (a)..............      64,900        168,740
                                                 ------------

MEDIA (0.6%)
AOL Time Warner, Inc. (a).........      43,100        564,610
Clear Channel
 Communications, Inc. (a).........      20,200        753,258
                                                 ------------
                                                    1,317,868
                                                 ------------
METALS & MINING (1.1%)
DIAMONDS Trust
 Series 1.........................      26,200      2,187,962
                                                 ------------

OIL & GAS (0.1%)
Chesapeake Energy Corp. ..........      37,300        288,702
                                                 ------------

REAL ESTATE (0.2%)
FelCor Lodging Trust, Inc. .......      40,900        467,896
                                                 ------------
ROAD & RAIL (0.2%)
Canadian National Railway Co. ....       8,843        367,515
                                                 ------------

SEMICONDUCTOR EQUIPMENT &
PRODUCTS (0.7%)
ASE Test Ltd. (a).................     132,500        530,000
Cirrus Logic, Inc. (a)............      43,000        123,840
Cypress Semiconductor Corp. (a)...      24,200        138,424
Fairchild Semiconductor
 International, Inc., Class A
 (a)..............................      13,900        148,869
Micron Technology, Inc. (a).......      18,900        184,086
Taiwan Semiconductor
 Manufacturing Co. Ltd. ADR
 (a)(p)...........................      36,300        255,915
                                                 ------------
                                                    1,381,134
                                                 ------------
SOFTWARE (0.6%)
Microsoft Corp. (a)...............       7,700        398,090
Precise Software Solutions Ltd.
 (a)..............................      34,900        576,199
Quest Software, Inc. (a)..........      17,800        183,518
                                                 ------------
                                                    1,157,807
                                                 ------------
SPECIALTY RETAIL (0.1%)
Limited Brands, Inc. .............      17,300        240,989
                                                 ------------


WIRELESS TELECOMMUNICATION
SERVICES (0.0%)(b)
AT&T Wireless Services, Inc.
 (a)..............................      14,481   $     81,818
                                                 ------------
Total Common Stocks
 (Cost $27,674,272)...............                 22,318,463
                                                 ------------


        PREFERRED STOCK (0.0%)(B)

                                        SHARES          VALUE
                                        ----------------------

METALS & MINING (0.0%)(b)
Freeport-McMoRan Copper &
 Gold, Inc.
 7.00%, Series Silver (q)(r)......       1,700         14,875
                                                 ------------




Total Preferred Stock
 (Cost $14,492)...................                     14,875
                                                 ------------




SHORT-TERM INVESTMENTS (6.0%)
                                    PRINCIPAL
                                      AMOUNT
                                    ----------
COMMERCIAL PAPER (2.2%)
UBS Finance Delaware LLC
 1.20%, due 1/2/03................  $4,530,000      4,529,849
                                                 ------------
Total Commercial Paper
 (Cost $4,529,849)................                  4,529,849
                                                 ------------

                                      SHARES
                                    ----------
INVESTMENT COMPANY (3.8%)
Merrill Lynch Premier
 Institutional Fund...............   7,712,397      7,712,397
                                                 ------------
Total Investment Company
 (Cost $7,712,397)................                  7,712,397
                                                 ------------
Total Short-Term Investments
 (Cost $12,242,246)...............                 12,242,246
                                                 ------------
Total Investments
 (Cost $218,307,013) (s)..........        99.4%   203,003,380(t)
Cash and Other Assets,
 Less Liabilities.................         0.6      1,260,034
                                    ----------   ------------
Net Assets........................       100.0%  $204,263,414
                                    ==========   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

------------

(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) May be sold to institutional investors only.
(d) LYON--Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.
(e) Issuer in default.
(f) Equity Units--each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock.
(g) Capital Units--each unit consists of $25 principal amount of 7.875% Perpetual Capital securities and a purchase contract to make optional unit exchanges.
(h) Equity Security Units--each unit reflects 1 share of a redeemable capital security, of a trust owned by Prudential Financial, Inc., plus 1 purchase contract to acquire shares of common stock.
(i) PIES Units (Premium Income Equity Security Units)--each unit reflects a Senior note plus 1 purchase contract to acquire shares of common stock.
(j) Corporate Units--each unit reflects $25 principal amount of NRG Energy, Inc. 6.50% Senior debentures plus 1 purchase contract to acquire shares of common stock.
(k) PEPS Units (Premium Equity Participating Security Units)--each unit reflects a Trust Preferred Security plus 1 purchase contract to acquire shares of common stock.
(l) ZONES--Zero-premium Option Note Exchangeable Security.
(m) PHONES--Participation Hybrid Option Note Exchangeable Security.
(n) Equity Units--each unit reflects 1 share of a preferred security of Boise Cascade Trust I plus 1 purchase contract to acquire shares of common stock.
(o) Fair valued security.
(p) ADR--American Depositary Receipt.
(q) Dividend equals U.S. dollar equivalent of 0.04125 oz. of silver per share.
(r) Depositary Shares--each share represents 0.025 shares of silver denominated preferred stock.
(s) The cost for federal income tax purposes is $219,461,849.
(t) At December 31, 2002 net unrealized depreciation was $16,458,469, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,351,684 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $19,810,153.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $218,307,013).........   $203,003,380
Receivables:
  Investment securities sold.............      1,568,223
  Dividends and interest.................        861,552
  Fund shares sold.......................        202,840
                                            ------------
        Total assets.....................    205,635,995
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      1,156,016
  Adviser................................         62,668
  Fund shares redeemed...................         39,933
  Administrator..........................         34,815
  Custodian..............................          4,971
  Due to custodian.......................          2,241
Accrued expenses.........................         71,937
                                            ------------
        Total liabilities................      1,372,581
                                            ------------
Net assets applicable to outstanding
  shares.................................   $204,263,414
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    225,961
Additional paid-in capital...............    257,963,931
Accumulated undistributed net
  investment income......................         97,955
Accumulated net realized loss
  on investments and written option
  transactions...........................    (38,720,800)
Net unrealized depreciation
  on investments.........................    (15,303,633)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $204,263,414
                                            ============
Shares of capital stock outstanding......     22,596,075
                                            ============
Net asset value per share outstanding....   $       9.04
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Interest...............................   $  4,815,411
  Dividends (a)..........................      2,594,767
                                            ------------
        Total income.....................      7,410,178
                                            ------------
Expenses:
  Advisory...............................        731,895
  Administration.........................        406,608
  Shareholder communication..............         98,385
  Professional...........................         65,516
  Custodian..............................         30,391
  Portfolio pricing......................         12,285
  Directors..............................          8,852
  Miscellaneous..........................         17,837
                                            ------------
        Total expenses...................      1,371,769
                                            ------------
Net investment income....................      6,038,409
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, WRITTEN OPTION AND FOREIGN
  CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................    (15,822,274)
  Written option transactions............        147,168
  Foreign currency transactions..........         (1,925)
                                            ------------
Net realized loss on investments, written
  option and foreign currency
  transactions...........................    (15,677,031)
                                            ------------
Net change in unrealized depreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................     (7,870,584)
                                            ------------
Net realized and unrealized loss on
  investments, written option and foreign
  currency transactions..................    (23,547,615)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(17,509,206)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $362.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002           2001
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  6,038,409   $  7,156,408
  Net realized loss on investments, written option and
    foreign currency transactions...........................   (15,677,031)   (17,768,962)
  Net change in unrealized depreciation on investments and
    foreign currency transactions...........................    (7,870,584)     6,040,073
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (17,509,206)    (4,572,481)
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................    (5,857,037)    (7,235,303)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    44,006,635     55,494,765
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................     5,857,037      7,235,303
                                                              ------------   ------------
                                                                49,863,672     62,730,068
  Cost of shares redeemed...................................   (24,798,470)   (16,442,430)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    25,065,202     46,287,638
                                                              ------------   ------------
Net increase in net assets..................................     1,698,959     34,479,854
NET ASSETS:
Beginning of year...........................................   202,564,455    168,084,601
                                                              ------------   ------------
End of year.................................................  $204,263,414   $202,564,455
                                                              ============   ============
Accumulated undistributed net investment income (loss) at
  end of year...............................................  $     97,955   $   (125,566)
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                               YEAR ENDED DECEMBER 31
                                                           2002          2001             2000          1999          1998
                                                         -----------------------------------------------------------------------
Net asset value at beginning of year...................  $  10.11      $  10.71         $  12.68      $  10.33      $  10.76
                                                         --------      --------         --------      --------      --------
Net investment income..................................      0.28          0.36(b)          0.42          0.49          0.51
Net realized and unrealized gain (loss) on
  investments..........................................     (1.08)        (0.58)(b)        (1.00)         3.81         (0.02)
                                                         --------      --------         --------      --------      --------
Total from investment operations.......................     (0.80)        (0.22)           (0.58)         4.30          0.49
                                                         --------      --------         --------      --------      --------
Less dividends and distributions:
  From net investment income...........................     (0.27)        (0.38)           (0.42)        (0.49)        (0.52)
  From net realized gain on investments................        --            --            (0.97)        (1.46)        (0.40)
                                                         --------      --------         --------      --------      --------
Total dividends and distributions......................     (0.27)        (0.38)           (1.39)        (1.95)        (0.92)
                                                         --------      --------         --------      --------      --------
Net asset value at end of year.........................  $   9.04      $  10.11         $  10.71      $  12.68      $  10.33
                                                         ========      ========         ========      ========      ========
Total investment return................................     (7.91%)       (2.18%)          (5.02%)       41.98%         4.49%
Ratios (to average net assets)/Supplemental Data:
  Net investment income................................      2.97%         3.86%(b)         4.25%         4.52%         5.19%
  Expenses.............................................      0.67%         0.67%            0.66%         0.71%         0.72%
Portfolio turnover rate................................        95%          171%             183%          264%          209%
Net assets at end of year (in 000's)...................  $204,263      $202,564         $168,085      $ 94,834      $ 57,711

------------

(a)  Less than one cent per share.
(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting
     Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

          Decrease net investment income....................  $(0.00)(a)
          Increase net realized and unrealized gains and
            losses..........................................    0.00(a)
          Decrease ratio of net investment income...........   (0.11%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (92.4%)+
                                    SHARES        VALUE
                                  ------------------------
AEROSPACE & DEFENSE (1.5%)
Raytheon Co. ...................     41,500    $ 1,276,125
                                               -----------

AIRLINES (0.0%)(b)
Delta Air Lines, Inc. ..........      2,900         35,090
                                               -----------
AUTO COMPONENTS (1.2%)
Delphi Corp. ...................    124,300      1,000,615
                                               -----------
BANKS (8.1%)
BB&T Corp. .....................     27,300      1,009,827
Compass Bancshares, Inc. .......     47,570      1,487,514
Hibernia Corp. .................     24,497        471,812
M&T Bank Corp. .................      8,700        690,345
Marshall & Ilsley Corp. ........     16,973        464,721
PNC Financial Services Group,
 Inc. ..........................      5,000        209,500
SouthTrust Corp. ...............     60,659      1,507,376
Sovereign Bancorp, Inc. ........     71,141        999,531
                                               -----------
                                                 6,840,626
                                               -----------
BUILDING PRODUCTS (1.3%)
American Standard Cos., Inc.
 (a)............................     15,300      1,088,442
                                               -----------

CHEMICALS (5.5%)
Air Products & Chemicals,
 Inc. ..........................      8,850        378,338
Arch Chemicals, Inc. ...........     64,700      1,180,775
Crompton Corp. .................    229,600      1,366,120
IMC Global, Inc. ...............      8,400         89,628
Imperial Chemicals Industries
 PLC ADR (c)....................     78,400      1,128,176
Olin Corp. .....................     33,375        518,981
                                               -----------
                                                 4,662,018
                                               -----------
COMMERCIAL SERVICES & SUPPLIES (3.2%)
Imagistics International, Inc.
 (a)............................      3,436         68,720
Pitney Bowes, Inc. .............     81,700      2,668,322
                                               -----------
                                                 2,737,042
                                               -----------
COMMUNICATIONS EQUIPMENT (0.3%)
Tellabs, Inc. (a)...............     35,400        257,358
                                               -----------
COMPUTERS & PERIPHERALS (0.2%)
Gateway, Inc. (a)...............     43,200        135,648
                                               -----------

CONTAINERS & PACKAGING (3.4%)
Smurfit-Stone Container Corp.
 (a)............................     83,900      1,291,305
Temple-Inland, Inc. ............     34,800      1,559,388
                                               -----------
                                                 2,850,693
                                               -----------
DIVERSIFIED FINANCIALS (2.1%)
Lehman Brothers Holdings,
 Inc. ..........................     34,000      1,811,860
                                               -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
ALLTEL Corp. ...................     20,700      1,055,700
                                               -----------

                                    SHARES        VALUE

                                  ------------------------
ELECTRIC UTILITIES (9.2%)
Constellation Energy Group,
 Inc. ..........................     20,000    $   556,400
DTE Energy Co. .................     41,100      1,907,040
Entergy Corp. ..................     24,100      1,098,719
PG&E Corp. (a)..................    186,680      2,594,852
PPL Corp. ......................     45,200      1,567,536
                                               -----------
                                                 7,724,547
                                               -----------


ELECTRICAL EQUIPMENT (0.8%)
Energizer Holdings, Inc. (a)....     24,500        683,550
                                               -----------

ENERGY EQUIPMENT & SERVICES (3.7%)
ENSCO International, Inc........     41,300      1,216,285
Hanover Compressor Co. (a)......     42,400        389,232
Pride International, Inc. (a)...     77,500      1,154,750
Transocean, Inc. ...............     16,900        392,080
                                               -----------
                                                 3,152,347
                                               -----------
FOOD PRODUCTS (1.1%)
Del Monte Foods Co. (a).........     11,254         86,658
Heinz (H.J.) Co. ...............     25,200        828,324
                                               -----------
                                                   914,982
                                               -----------
HEALTH CARE EQUIPMENT & SUPPLIES (4.9%)
Bausch & Lomb, Inc. ............     54,600      1,965,600
Becton, Dickinson & Co. ........     14,600        448,074
Boston Scientific Corp. (a).....     41,100      1,747,572
                                               -----------
                                                 4,161,246
                                               -----------
HEALTH CARE PROVIDERS & SERVICES (1.0%)
Apria Healthcare Group, Inc.
 (a)............................     37,500        834,000
                                               -----------

HOTELS, RESTAURANTS & LEISURE (3.2%)
Ameristar Casinos, Inc. (a).....     12,700        179,070
Park Place Entertainment Corp.
 (a)............................    173,000      1,453,200
Yum! Brands, Inc. (a)...........     43,800      1,060,836
                                               -----------
                                                 2,693,106
                                               -----------
HOUSEHOLD DURABLES (0.9%)
Fortune Brands, Inc. ...........     16,250        755,787
                                               -----------

HOUSEHOLD PRODUCTS (0.5%)
Clorox Co. .....................      9,600        396,000
                                               -----------

INSURANCE (2.0%)
Hartford Financial Services
 Group, Inc. ...................     37,200      1,689,996
                                               -----------

IT CONSULTING & SERVICES (1.1%)
Computer Sciences Corp. (a).....     27,400        943,930
                                               -----------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Callaway Golf Co. ..............     76,300      1,010,975
                                               -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                  ------------------------
LEISURE EQUIPMENT & PRODUCTS (Continued)
MACHINERY (8.3%)
AGCO Corp. (a)..................    105,700    $ 2,335,970
Cummins, Inc. ..................     35,200        990,176
Ingersoll-Rand Co. .............      7,000        301,420
Navistar International Corp.
 (a)............................    136,380      3,315,398
                                               -----------
                                                 6,942,964
                                               -----------
MULTILINE RETAIL (0.4%)
Federated Department Stores,
 Inc. (a).......................     12,800        368,128
                                               -----------
OIL & GAS (8.6%)
Burlington Resources, Inc. .....     27,000      1,151,550
Kerr-McGee Corp. ...............     35,400      1,568,220
Premcor, Inc. (a)...............     36,000        800,280
Sunoco, Inc. ...................     54,700      1,814,946
Unocal Corp. ...................     53,200      1,626,856
Valero Energy Corp. ............      8,400        310,296
                                               -----------
                                                 7,272,148
                                               -----------
PAPER & FOREST PRODUCTS (6.1%)
Boise Cascade Corp. ............     41,600      1,049,152
Bowater, Inc. ..................     26,300      1,103,285
MeadWestvaco Corp. .............    122,651      3,030,706
                                               -----------
                                                 5,183,143
                                               -----------
REAL ESTATE (5.2%)
Developers Diversified Realty
 Corp. .........................     44,400        976,356
Health Care Property Investors,
 Inc. ..........................     16,800        643,440
Healthcare Realty Trust,
 Inc. ..........................     24,600        719,550
Highwoods Properties, Inc. .....     41,400        914,940
Mack-Cali Realty Corp. .........     37,860      1,147,158
                                               -----------
                                                 4,401,444
                                               -----------
ROAD & RAIL (3.6%)
Burlington Northern Santa Fe
 Corp. .........................     86,300      2,244,663
CSX Corp. ......................     27,300        772,863
                                               -----------
                                                 3,017,526
                                               -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
Advanced Micro Devices, Inc.
 (a)............................    102,200        660,212
                                               -----------
SPECIALTY RETAIL (1.7%)
Limited Brands, Inc. ...........     27,800        387,254
Payless ShoeSource, Inc. (a)....     20,700      1,065,429
                                               -----------
                                                 1,452,683
                                               -----------
Total Common Stocks
 (Cost $84,666,359).............                78,009,931
                                               -----------

                                    PRINCIPAL
                                    AMOUNT        VALUE
                                  -------------------------
COMMERCIAL PAPER (4.5%)
UBS Finance Delaware LLC
 1.20%, due 1/2/03..............  $3,760,000   $ 3,759,875
                                               -----------
Total Commercial Paper
 (Cost $3,759,875)..............                 3,759,875
                                               -----------

                                    SHARES
                                  ----------
INVESTMENT COMPANY (2.4%)
Merrill Lynch Premier
 Institutional Fund.............  2,000,000      2,000,000
                                               -----------
Total Investment Company
 (Cost $2,000,000)..............                 2,000,000
                                               -----------
Total Short-Term Investments
 (Cost $5,759,875)..............                 5,759,875
                                               -----------
Total Investments
 (Cost $90,426,234) (d).........       99.3%    83,769,806(e)
Cash and Other Assets,
 Less Liabilities...............        0.7        622,164
                                  ----------   -----------
Net Assets......................      100.0%   $84,391,970
                                  ==========   ===========
----------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) ADR--American Depositary Receipt.
(d) The cost for federal income tax purposes is
    $90,612,470.
(e) At December 31, 2002 net unrealized depreciation was
    $6,842,664, based on cost for federal income tax
    purposes. This consisted of aggregate gross unrealized
    appreciation for all investments on which there was an
    excess of market value over cost of $1,802,126 and
    aggregate gross unrealized depreciation for all
    investments on which there was an excess of cost over
    market value of $8,644,790.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $90,426,234)..........   $ 83,769,806
Cash.....................................        286,178
Receivables:
  Dividends..............................        174,399
  Investment securities sold.............        174,085
  Fund shares sold.......................         84,576
                                            ------------
        Total assets.....................     84,489,044
                                            ------------
LIABILITIES:
Payables:
  Manager................................         49,566
  Shareholder communication..............         15,664
  Fund shares redeemed...................         13,896
  Custodian..............................          3,960
Accrued expenses.........................         13,988
                                            ------------
        Total liabilities................         97,074
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 84,391,970
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    101,339
Additional paid-in capital...............     97,656,386
Accumulated undistributed net
  investment income......................         14,555
Accumulated net realized loss on
  investments............................     (6,723,882)
Net unrealized depreciation on
  investments............................     (6,656,428)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 84,391,970
                                            ============
Shares of capital stock outstanding......     10,133,890
                                            ============
Net asset value per share outstanding....   $       8.33
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $  1,332,500
  Interest...............................         75,812
                                            ------------
        Total income.....................      1,408,312
                                            ------------
Expenses:
  Manager................................        432,017
  Custodian..............................         41,544
  Shareholder communication..............         36,474
  Professional...........................         34,772
  Portfolio pricing......................          6,129
  Directors..............................          2,242
  Miscellaneous..........................         14,077
                                            ------------
        Total expenses before
          reimbursement..................        567,255
  Expense reimbursement from Manager.....        (17,976)
                                            ------------
        Net expenses.....................        549,279
                                            ------------
Net investment income....................        859,033
                                            ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments.........     (6,547,488)
Net change in unrealized appreciation on
  investments............................     (7,438,567)
                                            ------------
Net realized and unrealized loss on
  investments............................    (13,986,055)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(13,127,022)
                                            ============







------------

(a) Dividends recorded net of foreign withholding taxes in the amount of $1,191.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EQUITY INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2002
and the period July 2, 2001 through December 31, 2001

                                                                  2002           2001
                                                              ---------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    859,033   $    150,350
  Net realized loss on investments..........................    (6,547,488)      (242,530)
  Net change in unrealized appreciation on investments......    (7,438,567)       782,139
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (13,127,022)       689,959
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................      (851,845)      (147,346)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    74,957,405     30,312,031
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       851,845        147,346
                                                              ------------   ------------
                                                                75,809,250     30,459,377
  Cost of shares redeemed...................................    (7,259,641)    (1,180,762)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    68,549,609     29,278,615
                                                              ------------   ------------
Net increase in net assets..................................    54,570,742     29,821,228
NET ASSETS:
Beginning of period.........................................    29,821,228             --
                                                              ------------   ------------
End of period...............................................  $ 84,391,970   $ 29,821,228
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $     14,555   $      4,070
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                  JULY 2,
                                                                  YEAR            2001(A)
                                                                 ENDED            THROUGH
                                                              DECEMBER 31,      DECEMBER 31,
                                                                  2002              2001
                                                              ------------------------------
Net asset value at beginning of period......................    $  9.85           $ 10.00
                                                                -------           -------
Net investment income.......................................       0.09              0.05
Net realized and unrealized loss on investments.............      (1.52)            (0.15)
                                                                -------           -------
Total from investment operations............................      (1.43)            (0.10)
                                                                -------           -------
Less dividends:
  From net investment income................................      (0.09)            (0.05)
                                                                -------           -------
Net asset value at end of period............................    $  8.33           $  9.85
                                                                =======           =======
Total investment return.....................................     (14.57%)           (1.03%)(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................       1.39%             1.60%+
  Net expenses..............................................       0.89%             0.89%+
  Expenses (before reimbursement)...........................       0.92%             1.29%+
Portfolio turnover rate.....................................         46%               21%
Net assets at end of period (in 000's)......................    $84,392           $29,821

------------

(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


LONG-TERM BONDS (90.8%)+
ASSET-BACKED SECURITIES (3.1%)
                                    PRINCIPAL
                                     AMOUNT          VALUE
                                   -----------------------
AUTO LEASES (0.7%)
DaimlerChrysler Auto Trust
 Series 2001-D Class A3
 3.15%, due 11/6/05..............  $ 2,950,000   $   2,994,114
                                                 -------------

AUTOMOBILES (0.8%)
Harley-Davidson Motorcycle Trust
 Series 2002-1 Class A2
 4.50%, due 1/15/10..............    3,430,000       3,602,512
                                                 -------------

CONSUMER LOANS (0.4%)
Atlantic City Electric Transition
 Funding
 Series 2002-1 Class A4
 5.55%, due 10/20/23.............    1,650,000       1,675,196
                                                 -------------

ELECTRIC UTILITIES (0.8%)
Massachusetts RRB
 Special Purpose Trust
 Series 2001-1 Class A
 6.53%, due 6/1/13...............    2,992,981       3,326,139
                                                 -------------

HOME EQUITY LOANS (0.0%)(a)
Southern Pacific Secured Assets
 Corp.
 Series 1997-1 Class A1
 1.82%, due 4/25/27 (b)..........       50,831          50,840
                                                 -------------
MULTI-UTILITIES & UNREGULATED POWER (0.4%)
Public Service of New Hampshire
 Funding LLC
 Series 2002-1 Class A
 4.58%, due 2/1/08...............    1,866,430       1,950,792
                                                 -------------

Total Asset-Backed Securities
 (Cost $12,936,458)..............                   13,599,593
                                                 -------------
CORPORATE BONDS (1.4%)
DIVERSIFIED FINANCIALS (0.5%)
Ford Motor Credit Co.
 1.70%, due 6/20/03 (b)..........      630,000         625,725
 6.50%, due 1/25/07..............    1,385,000       1,367,991
                                                 -------------
                                                     1,993,716
                                                 -------------
ELECTRIC UTILITIES (0.6%)
Consumers Energy Co.
 6.00%, due 3/15/05..............    1,575,000       1,561,214
PPL Energy Supply LLC
 Series A
 6.40%, due 11/1/11..............    1,145,000       1,139,087
                                                 -------------
                                                     2,700,301
                                                 -------------

MACHINERY (0.3%)
Attransco, Inc.
 Series 1998
 6.11%, due 10/1/07..............  $ 1,250,000   $   1,322,488
                                                 -------------

Total Corporate Bonds
 (Cost $5,972,553)...............                    6,016,505
                                                 -------------

MORTGAGE-BACKED SECURITIES (2.3%)
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
MORTGAGE OBLIGATIONS (2.3%)
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C2 Class A1
 6.15%, due 5/15/35..............    1,828,684       1,959,845
Morgan Stanley Capital I
 Series 1998-HF2 Class A1
 6.01%, due 11/15/30.............      873,667         941,683
 Series 1997-WF1 Class A2
 7.22%, due 7/15/29 (f)..........    3,425,000       3,901,921


Mortgage Capital Funding, Inc.
 Series 1998-MC3 Class A2
 6.337%, due 11/18/31............    1,530,000       1,700,407
Nationslink Funding Corp.
 Series 1998-2 Class A1
 6.001%, due 8/20/30.............    1,152,029       1,237,979
                                                 -------------

Total Mortgage-Backed Securities
 (Cost $9,466,774)...............                    9,741,835
                                                 -------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (84.0%)
BEARER CORPORATE CONVERSION
 SYSTEM (0.8%)
 (zero coupon), due 11/15/11
 14.00%, beginning 11/15/06......    4,000,000       3,593,068
                                                 -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (7.9%)
 3.875%, due 6/27/05.............   12,000,000      12,118,716
 4.875%, due 3/15/07.............   12,000,000      12,965,892
 6.25%, due 3/5/12 (d)...........    8,200,000       9,001,000
                                                 -------------
                                                    34,085,608
                                                 -------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION (MORTGAGE PASS-THROUGH
 SECURITIES) (5.9%)
 5.50%, due 1/1/32 (d)...........    3,259,192       3,326,967
 5.50%, due 2/13/33 TBA (c)......   22,000,000      22,330,000
                                                 -------------
                                                    25,656,967
                                                 -------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)
                                     PRINCIPAL
                                     AMOUNT          VALUE
                                   ---------------------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (3.3%)
 5.25%, due 3/22/07-4/15/07
   (d)...........................  $10,860,000   $  11,684,025
 6.25%, due 2/1/11...............    2,340,000       2,618,673
                                                 -------------
                                                    14,302,698
                                                 -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (29.1%)
 5.50%, due 12/1/16-1/1/17.......    7,610,620       7,901,703
 5.50%, due 1/17/17 TBA (c)......   40,775,000      42,240,372
 6.00%, due 12/1/16-8/1/32.......   13,798,082      14,317,816
 6.00%, due 2/13/33 TBA (c)......   19,000,000      19,564,072
 6.50%, due 10/1/31 (d)..........    5,067,672       5,278,963
 6.50%, due 2/13/33 TBA (c)......    4,000,000       4,156,248
 7.00%, due 7/1/31...............    5,944,959       6,253,170
 7.00%, due 2/13/33 TBA (c)......    4,000,000       4,202,500
 7.50%, due 1/1/30-8/1/31 (d)....   13,982,138      14,884,663
 7.50%, due 1/14/33 TBA (c)......    7,000,000       7,430,934
                                                 -------------
                                                   126,230,441
                                                 -------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION  (MORTGAGE PASS-THROUGH
SECURITIES) (12.1%)
 6.00%, due 8/15/32..............    5,903,432       6,162,688
 6.00%, due 2/21/32 TBA (c)......   12,000,000      12,435,000
 6.50%, due 7/15/28-8/15/28......    3,444,274       3,620,831
 6.50%, due 1/22/33 TBA (c)......   12,000,000      12,585,000
 7.00%, due 9/15/31..............    5,052,315       5,358,420
 7.00%, due 2/20/33 TBA (c)......    2,000,000       2,116,876
 7.50%, due 12/15/28-2/15/32.....    7,334,352       7,831,366
 7.50%, due 2/20/33 TBA (c)......    2,000,000       2,131,250
                                                 -------------
                                                    52,241,431
                                                 -------------
OVERSEAS PRIVATE INVESTMENT
CORPORATION (0.7%)
 3.64%, due 8/14/10..............    2,880,000       2,908,800
                                                 -------------
UNITED STATES TREASURY BONDS (15.9%)
 6.25%, due 8/15/23-5/15/30
   (d)...........................   32,490,000      38,727,281
 6.875%, due 8/15/25.............    5,555,000       7,025,992
 7.50%, due 11/15/16.............    7,640,000       9,991,088
 8.75%, due 8/15/20 (d)..........    9,000,000      13,289,058
                                                 -------------
                                                    69,033,419
                                                 -------------
UNITED STATES TREASURY NOTES (8.3%)
 3.375%, due 1/15/07 (g).........    7,125,000       8,829,672
 4.875%, due 2/15/12.............    8,755,000       9,507,037
 5.25%, due 8/15/03..............      765,000         784,006
 5.75%, due 8/15/10 (d)..........    9,505,000      10,928,526
 6.00%, due 8/15/09..............    4,915,000       5,714,454
                                                 -------------
                                                    35,763,695
                                                 -------------

Total U.S. Government &
 Federal Agencies
 (Cost $350,941,679).............                $ 363,816,127
                                                 -------------
Total Long-Term Bonds
 (Cost $379,317,464).............                  393,174,060
                                                 -------------
SHORT-TERM INVESTMENTS (54.0%)
COMMERCIAL PAPER (3.2%)
Atlantic Asset Security Corp.
 1.57%, due 1/3/03 (h)...........  $ 7,330,000       7,329,369
Rhineland Funding Capital Corp.
 1.52%, due 1/21/03 (h)..........    6,430,000       6,424,641
                                                 -------------
Total Commercial Paper
 (Cost $13,754,010)..............                   13,754,010
                                                 -------------
CORPORATE BONDS (6.9%)
General Electric Capital Corp.
 1.56%, due 1/28/04 (h)..........   10,000,000       9,992,142




Liberty Lighthouse US Capital
 Corp.
 1.42%, due 2/18/03 (h)..........   20,000,000      20,003,524
                                                 -------------
Total Corporate Bonds
 (Cost $29,995,666)..............                   29,995,666
                                                 -------------
FEDERAL AGENCIES (38.0%)
Federal Home Loan Bank
 (Discount Notes)
 1.25%, due 1/22/03 (e)..........    5,290,000       5,286,142
 1.27%, due 1/17/03 (e)..........    6,150,000       6,146,527
 1.28%, due 2/28/03 (e)..........   15,000,000      14,969,178
Federal Home Loan Mortgage
 Corporation (Discount Notes)
 1.25%, due 1/16/03-1/23/03
 (e).............................   18,500,000      18,489,134
 1.26%, due 1/21/03 (e)..........   12,960,000      12,950,926
 1.27%, due 2/18/03 (e)..........    9,040,000       9,024,688
 1.28%, due 2/13/03 (e)..........   10,600,000      10,583,789
Federal National Mortgage
 Association (Discount Notes)
 1.27%, due 1/15/03-2/19/03
 (e).............................   34,415,000      34,375,805
 1.28%, due 1/3/03-2/26/03 (e)...   46,515,000      46,469,209
 1.80%, due 1/2/03...............    6,200,000       6,199,862
                                                 -------------
Total Federal Agencies
 (Cost $164,495,260).............                  164,495,260
                                                 -------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

SHORT-TERM INVESTMENTS (CONTINUED)
                                             SHARES  VALUE
                                   ---------------------------
INVESTMENT COMPANIES (0.2%)
AIM Institutional Funds Group
 (h).............................      744,188   $     744,188
Janus Government Money Market
 Fund (h)........................      140,902         140,902
                                                 -------------
Total Investment Companies
 (Cost $885,090).................                      885,090
                                                 -------------

                                    PRINCIPAL
                                     AMOUNT
                                   -----------
MASTER NOTE (2.3%)
Bank of America Securities LLC
 1.44% due 1/2/03 (h)............  $10,000,000      10,000,000
                                                 -------------
Total Master Note
 (Cost $10,000,000)..............                   10,000,000
                                                 -------------
REPURCHASE AGREEMENTS (3.4%)
Bear Stearns & Co., Inc.
 1.1999%, dated 12/31/02
 due 1/2/03
 Proceeds at Maturity
 $6,459,024 (h)
 (Collateralized by
 $5,940,000 Mortgage Capital
 Funding, Inc.
 7.091%, due 6/18/30
 Market Value $6,623,544)........    6,458,594       6,458,594
Countrywide Securities Corp.
 1.3924%, dated 12/31/02
 due 1/2/03
 Proceeds at Maturity
 $8,000,619 (h)
 (Collateralized by
 $8,400,000 Countrywide
 Securities Asset-Backed Security
 3.3197%, due 6/25/33
 Market Value $8,400,000)........    8,000,000       8,000,000
                                                 -------------
Total Repurchase Agreements
 (Cost $14,458,594)..............                   14,458,594
                                                 -------------
Total Short-Term Investments
 (Cost $233,588,620).............                  233,588,620
                                                 -------------
Total Investments
 (Cost $612,906,084) (i).........        144.8%    626,762,680(j)
Liabilities in Excess of
 Cash and Other Assets...........        (44.8)   (193,946,819)
                                   -----------   -------------
Net Assets.......................        100.0%  $ 432,815,861
                                   ===========   =============

------------
(a) Less than one tenth of a percent.
(b) Floating rate. Rate shown is the rate in effect at December 31, 2002.
(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(d) Represents securities out on loan or a portion which is out on loan. (See
    Note 2(J))
(e) Segregated or partially segregated as collateral for TBA.
(f) May be sold to institutional investors only.
(g) Treasury Inflation Indexed Security--Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(h) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.
(i) The cost for federal income tax purposes is $612,966,112.
(j) At December 31, 2002 net unrealized appreciation was $13,796,568, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $13,927,639 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $131,071.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost
  $612,906,084) -- including $66,329,759
  of securities loaned...................   $626,762,680
Cash.....................................         38,082
Deposit with broker for securities
  loaned.................................          7,957
Receivables:
  Interest...............................      2,656,183
  Fund shares sold.......................      1,001,074
                                            ------------
        Total assets.....................    630,465,976
                                            ------------
LIABILITIES:
Securities lending collateral............     69,101,317
Payables:
  Investment securities purchased........    128,261,422
  Adviser................................        107,107
  Administrator..........................         71,404
  Shareholder communication..............         71,366
  Custodian..............................          6,566
  Fund shares redeemed...................            258
Accrued expenses.........................         30,675
                                            ------------
        Total liabilities................    197,650,115
                                            ------------
Net assets applicable to outstanding
  shares.................................   $432,815,861
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    391,788
Additional paid-in capital...............    421,989,646
Accumulated undistributed net investment
  income.................................        101,792
Accumulated net realized loss on
  investments............................     (3,523,961)
Net unrealized appreciation on
  investments............................     13,856,596
                                            ------------
Net assets applicable to outstanding
  shares.................................   $432,815,861
                                            ============
Shares of capital stock outstanding......     39,178,846
                                            ============
Net asset value per share outstanding....   $      11.05
                                            ============


STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Interest (a)...........................   $ 13,352,932
                                            ------------
Expenses:
  Advisory...............................        883,656
  Administration.........................        589,104
  Shareholder communication..............        127,536
  Professional...........................         70,984
  Custodian..............................         35,171
  Directors..............................         11,942
  Portfolio pricing......................          9,449
  Miscellaneous..........................         16,762
                                            ------------
        Total expenses...................      1,744,604
                                            ------------
Net investment income....................     11,608,328
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........      3,739,202
Net change in unrealized appreciation on
  investments............................     12,081,416
                                            ------------
Net realized and unrealized gain on
  investments............................     15,820,618
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 27,428,946
                                            ============

------------
(a) Includes securities lending income of $89,326.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002           2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $ 11,608,328   $  8,808,520
  Net realized gain on investments..........................     3,739,202      4,004,610
  Net change in unrealized appreciation on investments......    12,081,416     (2,677,533)
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    27,428,946     10,135,597
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................   (11,959,057)    (8,896,190)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................   217,582,363    107,969,183
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................    11,959,057      8,896,190
                                                              ------------   ------------
                                                               229,541,420    116,865,373
  Cost of shares redeemed...................................   (35,582,297)   (25,107,440)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................   193,959,123     91,757,933
                                                              ------------   ------------
Net increase in net assets..................................   209,429,012     92,997,340
NET ASSETS:
Beginning of year...........................................   223,386,849    130,389,509
                                                              ------------   ------------
End of year.................................................  $432,815,861   $223,386,849
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $    101,792   $     97,059
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                              YEAR ENDED DECEMBER 31
                                                                2002       2001          2000       1999       1998
                                                              -------------------------------------------------------
Net asset value at beginning of year........................  $  10.35   $  10.11      $   9.56   $  10.27   $   9.83
                                                              --------   --------      --------   --------   --------
Net investment income.......................................      0.31       0.42(a)       0.62       0.53       0.45
Net realized and unrealized gain (loss) on investments......      0.71       0.25(a)       0.55      (0.71)      0.44
                                                              --------   --------      --------   --------   --------
Total from investment operations............................      1.02       0.67          1.17      (0.18)      0.89
                                                              --------   --------      --------   --------   --------
Less dividends:
  From net investment income................................     (0.32)     (0.43)        (0.62)     (0.53)     (0.45)
                                                              --------   --------      --------   --------   --------
Net asset value at end of year..............................  $  11.05   $  10.35      $  10.11   $   9.56   $  10.27
                                                              ========   ========      ========   ========   ========
Total investment return.....................................      9.85%      6.64%        12.22%     (1.74%)     9.00%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................      3.94%      5.01%(a)      6.29%      5.47%      5.50%
  Expenses..................................................      0.59%      0.60%         0.60%      0.59%      0.63%
Portfolio turnover rate.....................................       146%       137%          311%       328%       405%
Net assets at end of year (in 000's)........................  $432,816   $223,387      $130,390   $171,055   $119,021

------------

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

        Decrease net investment income......................  $(0.04)
        Increase net realized and unrealized gains and
          losses............................................    0.04
        Decrease ratio of net investment income.............   (0.39%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (95.0%)+
                                     SHARES         VALUE
                                   -----------------------
AEROSPACE & DEFENSE (3.0%)
General Dynamics Corp. ..........      127,300   $ 10,103,801
Lockheed Martin Corp. ...........      202,400     11,688,600
                                                 ------------
                                                   21,792,401
                                                 ------------
AUTOMOBILES (1.4%)
Harley-Davidson, Inc. ...........      222,600     10,284,120
                                                 ------------
BANKS (7.7%)
Bank of America Corp. ...........      131,400      9,141,498
Bank One Corp. ..................      311,400     11,381,670
Compass Bancshares, Inc. ........      116,300      3,636,701
FleetBoston Financial Corp. .....      143,800      3,494,340
KeyCorp..........................      457,000     11,488,980
National Commerce Financial
 Corp. ..........................      142,900      3,408,165
U.S. Bancorp.....................      352,600      7,482,172
Wells Fargo & Co. ...............      127,300      5,966,551
                                                 ------------
                                                   56,000,077
                                                 ------------
BEVERAGES (1.5%)
Anheuser-Busch Cos., Inc. .......      237,200     11,480,480
                                                 ------------

BIOTECHNOLOGY (1.9%)
Amgen, Inc. (a)..................      287,600     13,902,584
                                                 ------------
CHEMICALS (2.5%)
E.I. du Pont de Nemours & Co. ...      193,300      8,195,920
PPG Industries, Inc. ............      210,700     10,566,605
                                                 ------------
                                                   18,762,525
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
First Data Corp. ................      224,400      7,946,004
                                                 ------------
COMMUNICATIONS EQUIPMENT (2.3%)
Cisco Systems, Inc. (a)..........      557,800      7,307,180
Motorola, Inc. ..................      364,500      3,152,925
Nokia Corp. ADR (b)..............      426,800      6,615,400
                                                 ------------
                                                   17,075,505
                                                 ------------
COMPUTERS & PERIPHERALS (1.0%)
Dell Computer Corp. (a)..........      286,700      7,666,358
                                                 ------------

DIVERSIFIED FINANCIALS (5.9%)
American Express Co. ............      295,800     10,456,530
Citigroup, Inc...................      314,984     11,084,287
Countrywide Financial Corp. .....       85,200      4,400,580
SLM Corp. .......................      162,600     16,887,636
                                                 ------------
                                                   42,829,033
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Verizon Communications, Inc. ....      237,200      9,191,500
                                                 ------------

ELECTRIC UTILITIES (1.0%)
Consolidated Edison, Inc. .......      173,100      7,412,142
                                                 ------------

                                   SHARES           VALUE

                                   -----------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes, Inc. ..............      238,100   $  7,664,439
ENSCO International, Inc. .......      119,100      3,507,495
                                                 ------------
                                                   11,171,934
                                                 ------------
FOOD & DRUG RETAILING (2.4%)
CVS Corp. .......................      259,200      6,472,224
SYSCO Corp. .....................      389,300     11,597,247
                                                 ------------
                                                   18,069,471
                                                 ------------
FOOD PRODUCTS (2.6%)
Kellogg Co. .....................      328,800     11,267,976
Unilever N.V.....................      126,400      7,800,144
                                                 ------------
                                                   19,068,120
                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES (6.6%)
Baxter International, Inc. ......      373,700     10,463,600
Boston Scientific Corp. (a)......      435,100     18,500,452
Medtronic, Inc. .................      158,500      7,227,600
Stryker Corp. ...................      180,400     12,108,448
                                                 ------------
                                                   48,300,100
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (3.7%)
Anthem, Inc. (a).................      185,900     11,693,110
HCA, Inc. .......................      183,300      7,606,950
WellPoint Health Networks, Inc.
 (a).............................      107,600      7,656,816
                                                 ------------
                                                   26,956,876
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (2.1%)
International Game Technology
 (a).............................       58,600      4,448,912
MGM MIRAGE (a)...................      107,200      3,534,384
Starwood Hotels & Resorts
 Worldwide, Inc. ................      316,900      7,523,206
                                                 ------------
                                                   15,506,502
                                                 ------------
HOUSEHOLD DURABLES (1.2%)
Newell Rubbermaid, Inc. .........      287,600      8,722,908
                                                 ------------

HOUSEHOLD PRODUCTS (2.7%)
Colgate-Palmolive Co. ...........      170,400      8,934,072
Procter & Gamble Co. (The).......      126,400     10,862,816
                                                 ------------
                                                   19,796,888
                                                 ------------
INDUSTRIAL CONGLOMERATES (3.4%)
3M Co. ..........................      107,200     13,217,760
General Electric Co. ............      489,100     11,909,585
                                                 ------------
                                                   25,127,345
                                                 ------------
INSURANCE (3.0%)
Allstate Corp. (The).............      416,700     15,413,733
American International Group,
 Inc. ...........................      111,700      6,461,845
                                                 ------------
                                                   21,875,578
                                                 ------------
INTERNET & CATALOG RETAIL (0.6%)
eBay, Inc. (a)...................       61,400      4,164,148
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                      SHARES         VALUE
                                   --------------------------
IT CONSULTING & SERVICES (1.5%)
Computer Sciences Corp. (a)......      110,800   $  3,817,060
Sungard Data Systems, Inc. (a)...      299,500      7,056,220
                                                 ------------
                                                   10,873,280
                                                 ------------
MACHINERY (3.9%)
Eaton Corp. .....................      164,900     12,880,339
Illinois Tool Works, Inc. .......      127,300      8,256,678
ITT Industries, Inc. ............      118,200      7,173,558
                                                 ------------
                                                   28,310,575
                                                 ------------
MEDIA (4.0%)
AOL Time Warner, Inc. (a)........      472,600      6,191,060
Clear Channel Communications,
 Inc. (a)........................      185,900      6,932,211
New York Times Co. (The) Class
 A...............................      196,000      8,963,080
Viacom, Inc. Class B (a).........      169,400      6,904,744
                                                 ------------
                                                   28,991,095
                                                 ------------
MULTILINE RETAIL (1.5%)
Wal-Mart Stores, Inc. ...........      211,600     10,687,916
                                                 ------------

OIL & GAS (3.4%)
ConocoPhillips...................      173,100      8,376,309
ExxonMobil Corp. ................      229,000      8,001,260
Occidental Petroleum Corp. ......      305,000      8,677,250
                                                 ------------
                                                   25,054,819
                                                 ------------
PAPER & FOREST PRODUCTS (1.3%)
International Paper Co. .........      266,500      9,319,505
                                                 ------------

PERSONAL PRODUCTS (1.9%)
Avon Products, Inc. .............      254,600     13,715,302
                                                 ------------
PHARMACEUTICALS (7.2%)
Abbott Laboratories..............      266,500     10,660,000
Johnson & Johnson................      240,900     12,938,739
Lilly (Eli) & Co. ...............      111,700      7,092,950
Mylan Laboratories, Inc. ........      112,500      3,926,250
Pharmacia Corp. .................      323,300     13,513,940
Schering-Plough Corp. ...........      196,000      4,351,200
                                                 ------------
                                                   52,483,079
                                                 ------------
REAL ESTATE (1.0%)
Equity Residential...............      297,200      7,305,176
                                                 ------------

ROAD & RAIL (1.3%)
Union Pacific Corp. .............      153,000      9,160,110
                                                 ------------

                                   SHARES           VALUE

                                   ---------------------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.3%)
Applied Materials, Inc. (a)......      542,200   $  7,064,866
Intel Corp. .....................      607,200      9,454,104
                                                 ------------
                                                   16,518,970
                                                 ------------
SOFTWARE (3.1%)
Electronic Arts, Inc. (a)........      111,700      5,559,309
Intuit, Inc. (a).................       74,200      3,481,464
Microsoft Corp. (a)..............      265,600     13,731,520
                                                 ------------
                                                   22,772,293
                                                 ------------
SPECIALTY RETAIL (2.3%)
AutoZone, Inc. (a)...............      129,100      9,120,915
TJX Cos., Inc. (The).............      404,800      7,901,696
                                                 ------------
                                                   17,022,611
                                                 ------------



Total Common Stocks
 (Cost $715,349,572).............                 695,317,330
                                                 ------------
SHORT-TERM INVESTMENT (5.4%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (5.4%)
UBS Financial Delaware LLC
 1.20%, due 1/2/03...............  $39,272,000     39,270,691
                                                 ------------
Total Short-Term Investment
 (Cost $39,270,691)..............                  39,270,691
                                                 ------------
Total Investments
 (Cost $754,620,263) (c).........        100.4%   734,588,021(d)
Liabilities In Excess of
 Cash and Other Assets...........         (0.4)    (2,901,677)
                                   -----------   ------------
Net Assets.......................        100.0%  $731,686,344
                                   ===========   ============

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost for federal income tax purposes is $755,484,160.
(d) At December 31, 2002 net unrealized depreciation was $20,896,139, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $45,181,009 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $66,077,148.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $754,620,263)........   $ 734,588,021
Cash....................................          32,323
Receivables:
  Dividends.............................       1,378,327
  Fund shares sold......................          80,747
                                           -------------
        Total assets....................     736,079,418
                                           -------------
LIABILITIES:
Payables:
  Investment securities purchased.......       3,633,610
  Fund shares redeemed..................         296,773
  Adviser...............................         158,067
  Shareholder communication.............         141,157
  Administrator.........................         126,453
  Professional..........................          27,642
  Custodian.............................           5,335
Accrued expenses........................           4,037
                                           -------------
        Total liabilities...............       4,393,074
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 731,686,344
                                           =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized............................   $     488,478
Additional paid-in capital..............     943,493,611
Accumulated undistributed net investment
  income................................          87,019
Accumulated net realized loss on
  investments...........................    (192,350,522)
Net unrealized depreciation on
  investments...........................     (20,032,242)
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 731,686,344
                                           =============
Shares of capital stock outstanding.....      48,847,774
                                           =============
Net asset value per share outstanding...   $       14.98
                                           =============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a).........................   $  11,899,737
  Interest..............................         580,497
                                           -------------
        Total income....................      12,480,234
                                           -------------
Expenses:
  Advisory..............................       2,217,185
  Administration........................       1,773,748
  Shareholder communication.............         347,270
  Professional..........................         142,664
  Directors.............................          39,902
  Miscellaneous.........................          38,885
                                           -------------
        Total expenses..................       4,559,654
                                           -------------
Net investment income...................       7,920,580
                                           -------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments........    (155,774,962)
Net change in unrealized appreciation on
  investments...........................    (104,374,143)
                                           -------------
Net realized and unrealized loss on
  investments...........................    (260,149,105)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $(252,228,525)
                                           =============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $15,671.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                   2002             2001
                                                              -------------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    7,920,580   $    7,419,239
  Net realized loss on investments..........................    (155,774,962)     (36,923,225)
  Net change in unrealized appreciation on investments......    (104,374,143)    (199,243,397)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (252,228,525)    (228,747,383)
                                                              --------------   --------------
Dividends to shareholders:
  From net investment income................................      (7,833,561)      (7,409,884)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................      57,067,004      109,344,185
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       7,833,561        7,409,884
                                                              --------------   --------------
                                                                  64,900,565      116,754,069
  Cost of shares redeemed...................................    (132,984,013)    (152,398,472)
                                                              --------------   --------------
  Decrease in net assets derived from capital share
    transactions............................................     (68,083,448)     (35,644,403)
                                                              --------------   --------------
Net decrease in net assets..................................    (328,145,534)    (271,801,670)
NET ASSETS:
Beginning of year...........................................   1,059,831,878    1,331,633,548
                                                              --------------   --------------
End of year.................................................  $  731,686,344   $1,059,831,878
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  year......................................................  $       87,019   $           --
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                               YEAR ENDED DECEMBER 31
                                                             2002         2001          2000          1999         1998
                                                           -------------------------------------------------------------------------
Net asset value at beginning of year.....................  $  19.99    $    24.28    $    27.78    $    23.62    $  20.31
                                                           --------    ----------    ----------    ----------    --------
Net investment income....................................      0.16          0.14          0.15          0.16        0.19
Net realized and unrealized gain (loss) on investments...     (5.01)        (4.29)        (1.06)         6.89        5.21
                                                           --------    ----------    ----------    ----------    --------
Total from investment operations.........................     (4.85)        (4.15)        (0.91)         7.05        5.40
                                                           --------    ----------    ----------    ----------    --------
Less dividends and distributions:
  From net investment income.............................     (0.16)        (0.14)        (0.15)        (0.16)      (0.19)
  From net realized gain on investments..................        --            --         (2.44)        (2.73)      (1.90)
                                                           --------    ----------    ----------    ----------    --------
Total dividends and distributions........................     (0.16)        (0.14)        (2.59)        (2.89)      (2.09)
                                                           --------    ----------    ----------    ----------    --------
Net asset value at end of year...........................  $  14.98    $    19.99    $    24.28    $    27.78    $  23.62
                                                           ========    ==========    ==========    ==========    ========
Total investment return..................................    (24.25%)      (17.09%)       (3.34%)       29.96%      26.59%
Ratios (to average net assets)/Supplemental Data:
  Net investment income..................................      0.89%         0.66%         0.55%         0.63%       0.84%
  Expenses...............................................      0.51%         0.50%         0.50%         0.49%       0.51%
Portfolio turnover rate..................................       120%           93%           77%           71%         69%
Net assets at end of year (in 000's).....................  $731,686    $1,059,832    $1,331,634    $1,312,905    $996,736

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


LONG-TERM BONDS (84.4%)+
ASSET-BACKED SECURITIES (2.0%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AIRPLANE LEASES (0.1%)
Northwest Airlines, Inc.
 Pass-Through Certificates
 Series 1996-1
 8.97%, due 1/2/15...............  $ 1,323,895   $    667,852
                                                 ------------

ELECTRIC UTILITIES (1.1%)
AES Eastern Energy, L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17 (d)...........    8,555,000      7,878,214
                                                 ------------

MEDIA (0.3%)
United Artists Theatre Circuit,
 Inc.
 Pass-Through Certificates
 Series 1995-A
 9.30%, due 7/1/15 (e)...........    2,019,247      1,898,092
                                                 ------------
MULTILINE RETAIL (0.1%)
Kmart Corp.
 Pass-Through Certificates
 Series 1995-K3
 8.54%, due 1/2/15 (f)(g)........      950,892        361,339
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.4%)
Tiverton/Rumford Power
 Associates Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c)..........    5,545,000      2,938,850
                                                 ------------

Total Asset-Backed Securities
 (Cost $17,043,623)..............                  13,744,347
                                                 ------------
CONVERTIBLE BONDS (6.2%)

BIOTECHNOLOGY (0.2%)
CuraGen Corp.
 6.00%, due 2/2/07...............    1,925,000      1,234,406
                                                 ------------

COMMUNICATIONS EQUIPMENT (2.2%)
Brocade Communications Systems,
 Inc.
 2.00%, due 1/1/07...............    1,755,000      1,239,469
CIENA Corp.
 3.75%, due 2/1/08...............    4,985,000      3,489,500
Comverse Technology, Inc.
 1.50%, due 12/1/05..............    1,980,000      1,675,575
Juniper Networks, Inc.
 4.75%, due 3/15/07..............    7,695,000      6,002,100
Nortel Networks Corp.
 4.25%, due 9/1/08...............    2,815,000      1,484,913
Riverstone Networks, Inc.
 3.75%, due 12/1/06 (c)..........    2,100,000      1,425,375
                                                 ------------
                                                   15,316,932
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
COMPUTERS & PERIPHERALS (0.3%)
Quantum Corp.
 7.00%, due 8/1/04...............  $ 2,505,000   $  2,229,450
                                                 ------------

CONSTRUCTION & ENGINEERING (0.2%)
Shaw Group, Inc.
 (zero coupon), due 5/1/21.......    2,240,000      1,293,600
                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
At Home Corp.
 0.5246%, due 12/28/18 (f)(g)....    1,869,975        168,298
 4.75%, due 12/15/06 (f)(g)......    9,032,054      1,264,487
KPNQwest N.V.
 10.00%, due 3/15/12 (f)(h)......  E   921,000          2,416
Premiere Technologies, Inc.
 5.75%, due 7/1/04...............  $ 2,095,000      1,822,650
                                                 ------------
                                                    3,257,851
                                                 ------------
MEDIA (0.6%)
Adelphia Communications Corp.
 6.00%, due 2/15/06 (f)..........    4,455,000        389,813
Cox Communications, Inc.
 0.4259%, due 4/19/20............    3,810,000      1,733,550
Interpublic Group of Cos., Inc.
 (The)
 1.80%, due 9/16/04..............    2,405,000      2,107,381
                                                 ------------
                                                    4,230,744
                                                 ------------
METALS & MINING (0.0%)(b)
Algoma Steel, Inc.
 1.00%, due 12/31/30 (f)(i)......      833,000        279,055
                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER (0.0%)(b)
Cherokee International LCC
 12.00%, due 11/1/08 (h)(k)(l)...      770,000        308,000
                                                 ------------

PHARMACEUTICALS (0.0%)(b)
ICN Pharmaceuticals, Inc.
 6.50%, due 7/15/08..............      175,000        142,188
                                                 ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
LSI Logic Corp.
 4.00%, due 2/15/05..............    7,625,000      6,824,375
PMC-Sierra, Inc.
 3.75%, due 8/15/06..............    2,345,000      1,770,475
Vitesse Semiconductor Corp.
 4.00%, due 3/15/05..............    3,010,000      2,528,400
                                                 ------------
                                                   11,123,250
                                                 ------------
SOFTWARE (0.1%)
QuadraMed Corp.
 5.25%, due 5/1/05...............    1,445,000        883,256
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002


CONVERTIBLE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
COLT Telecom Group PLC
 2.00%, due 3/29/06 (c)..........  E 2,075,000   $    985,321
 2.00%, due 12/16/06 (c).........    1,600,000        734,580
 2.00%, due 4/3/07 (c)...........    3,280,000      1,462,863
                                                 ------------
                                                    3,182,764
                                                 ------------
Total Convertible Bonds
 (Cost $51,326,850)..............                  43,481,496
                                                 ------------

CORPORATE BONDS (57.5%)

AEROSPACE & DEFENSE (0.7%)
K&F Industries, Inc.
 9.625%, due 12/15/10 (c)........  $ 3,310,000      3,367,925
Sequa Corp.
 Series B
 8.875%, due 4/1/08..............    1,165,000      1,112,575
                                                 ------------
                                                    4,480,500
                                                 ------------
AIRLINES (1.6%)
Delta Air Lines, Inc.
 Series C
 6.65%, due 3/15/04..............    2,795,000      2,347,800
 8.30%, due 12/15/29.............    5,910,000      3,486,900
 9.25%, due 3/15/22..............    1,000,000        650,000
Northwest Airlines, Inc.
 8.375%, due 3/15/04.............    1,085,000        911,400
 8.52%, due 4/7/04...............      840,000        709,800
 9.875%, due 3/15/07.............    4,680,000      2,995,200
                                                 ------------
                                                   11,101,100
                                                 ------------
AUTO COMPONENTS (0.7%)
Hayes Lemmerz
 International, Inc., Series B
 8.25%, due 12/15/08 (f)(g)......    5,505,000        123,863
 9.125%, due 7/15/07 (f)(g)......    2,560,000         57,600
Mark IV Industries, Inc.
 7.50%, due 9/1/07...............    6,230,000      4,984,000
                                                 ------------
                                                    5,165,463
                                                 ------------
BANKS (0.4%)
B.F. Saul Real Estate
 Investment Trust
 Series B
 9.75%, due 4/1/08...............    2,820,000      2,798,850
                                                 ------------

CHEMICALS (1.6%)
General Chemical Industrial
 Products, Inc.
 10.625%, due 5/1/09.............    1,040,000        655,200
Millennium America, Inc.
 7.625%, due 11/15/26............    3,150,000      2,618,438
Sovereign Specialty Chemicals,
 Inc.
 11.875%, due 3/15/10............    2,127,000      1,914,300

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
CHEMICALS (Continued)
Terra Capital, Inc.
 12.875%, due 10/15/08...........  $ 5,300,000   $  5,697,500
                                                 ------------
                                                   10,885,438
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Alderwoods Group, Inc.
 11.00%, due 1/2/07..............    2,270,000      2,270,000
 12.25%, due 1/2/09..............      705,300        641,823
American Color Graphics, Inc.
 12.75%, due 8/1/05..............    3,145,000      3,097,825
Protection One Alarm
 Monitoring, Inc.
 7.375%, due 8/15/05.............    4,225,000      3,464,500
                                                 ------------
                                                    9,474,148
                                                 ------------
COMMUNICATIONS EQUIPMENT (0.9%)
Avaya, Inc.
 11.125%, due 4/1/09.............    3,425,000      3,099,625
Lucent Technologies, Inc.
 6.45%, due 3/15/29..............    5,770,000      2,538,800
 7.25%, due 7/15/06..............      870,000        491,550
NorthEast Optic Network, Inc.
 12.75%, due 8/15/08 (f).........    6,845,000        479,150
                                                 ------------
                                                    6,609,125
                                                 ------------
CONSTRUCTION & ENGINEERING (0.4%)
URS Corp.
 11.50%, due 9/15/09 (c).........    3,250,000      2,892,500
                                                 ------------

CONTAINERS & PACKAGING (1.1%)
Owens-Brockway Glass
 Container, Inc.
 8.875%, due 2/15/09.............    5,715,000      5,886,450
Owens-Illinois, Inc.
 7.80%, due 5/15/18..............    2,265,000      1,925,250
                                                 ------------
                                                    7,811,700
                                                 ------------
DIVERSIFIED FINANCIALS (2.9%)
Caithness Coso Funding Corp.
 Series B
 9.05%, due 12/15/09.............    5,443,588      5,334,716
Cedar Brakes II LLC
 9.875%, due 9/1/13..............   10,200,410      7,548,303
ESI Tractebel Acquisition Corp.
 Series B
 7.99%, due 12/30/11.............    2,752,000      2,478,424
FINOVA Group, Inc. (The)
 7.50%, due 11/15/09.............    5,750,000      1,983,750
IPC Acquisition Corp.
 11.50%, due 12/15/09............    3,355,000      2,885,300
                                                 ------------
                                                   20,230,493
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.4%)
IMPSAT Fiber Networks, Inc.
 13.75%, due 2/15/05 (f).........    5,150,000        154,500

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (Continued)
Nextel International, Inc.
 13.00%, due 11/15/09 (e)(h).....  $ 4,035,420   $  2,986,211
NTL Communications Corp.
 9.875%, due 11/15/09 (f)........  E 2,940,000        293,097
 Series B
 11.50%, due 10/1/08 (f).........  $   120,000         11,400
 Series B
 11.875%, due 10/1/10 (f)........    4,540,000        431,300
NTL, Inc.
 Series B
 11.50%, due 2/1/06 (f)..........    1,855,000        176,225
Qwest Capital Funding, Inc.
 5.875%, due 8/3/04..............    6,190,000      5,199,600
 7.75%, due 2/15/31..............      335,000        187,600
Qwest Corp.
 7.625%, due 6/9/03..............    5,465,000      5,355,700
 8.875%, due 3/15/12 (c).........    4,525,000      4,389,250
Qwest Services Corp.
 13.00%, due 12/15/07 (c)........    3,346,000      3,446,380
 13.50%, due 12/15/10 (c)........    2,387,000      2,482,480
 14.00%, due 12/15/14 (c)........      236,000        252,520
Sprint Capital Corp.
 5.875%, due 5/1/04..............    1,225,000      1,212,750
 7.90%, due 3/15/05..............    1,595,000      1,610,950
 8.75%, due 3/15/32..............    4,035,000      3,833,250
Tritel PCS, Inc.
 10.375%, due 1/15/11............    2,105,000      2,252,350
U.S. West Communications, Inc.
 5.625%, due 11/15/08............      300,000        255,000
 7.20%, due 11/1/04..............    1,440,000      1,368,000
 8.875%, due 6/1/31..............    2,115,000      1,903,500
                                                 ------------
                                                   37,802,063
                                                 ------------
ELECTRICAL EQUIPMENT (0.9%)
Knowles Electronics Holdings,
 Inc.
 13.125%, due 10/15/09...........    5,510,000      3,195,800
Mirant Americas Generation LLC
 8.50%, due 10/1/21..............    1,145,000        509,525
 9.125%, due 5/1/31..............      730,000        324,850
Thomas & Betts Corp.
 6.625%, due 5/7/08..............    2,270,000      2,072,562
                                                 ------------
                                                    6,102,737
                                                 ------------
ELECTRONIC COMPONENTS, INSTRUMENTS (0.5%)
UCAR Finance, Inc.
 10.25%, due 2/15/12.............    4,300,000      3,418,500
                                                 ------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Grant Prideco, Inc.
 Series B
 9.625%, due 12/1/07.............    1,000,000      1,060,000
Halliburton Co.
 1.93%, due 7/16/03 (m)..........    2,880,000      2,808,000
 5.625%, due 12/1/08.............    1,380,000      1,324,800
 6.00%, due 8/1/06...............      770,000        785,400

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
ENERGY EQUIPMENT & SERVICES (Continued)
Parker Drilling Co.
 Series D
 9.75%, due 11/15/06.............  $   500,000   $    507,500
                                                 ------------
                                                    6,485,700
                                                 ------------
FOOD PRODUCTS (0.8%)
Chiquita Brands International,
 Inc.
 10.56%, due 3/15/09.............    3,192,000      3,267,810
Dole Foods Co., Inc.
 7.875%, due 7/15/13.............      520,000        501,850
Swift & Co.
 10.125%, due 10/1/09 (c)........    1,750,000      1,653,750
                                                 ------------
                                                    5,423,410
                                                 ------------
GAS UTILITIES (0.1%)
El Paso Energy Partners L.P.
 7.80%, due 8/1/31...............    1,145,000        709,900
                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
ALARIS Medical, Inc.
 (zero coupon), due 8/1/08
 11.125%, beginning 8/1/03.......    5,686,000      5,231,120
 9.75%, due 12/1/06..............    3,815,000      3,815,000
dj Orthopedics, LLC
 12.625%, due 6/15/09............    3,384,000      3,350,160
                                                 ------------
                                                   12,396,280
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (4.8%)
Columbia/HCA Healthcare Corp.
 7.50%, due 11/15/95.............   10,270,000      9,579,147
Express Scripts, Inc.
 9.625%, due 6/15/09.............      820,000        885,600
Fountain View, Inc.
 Series B
 11.25%, due 4/15/08 (f).........    3,460,000      2,076,000
Genesis Health Ventures, Inc.
 6.8063%, due 4/2/07 (m).........      187,803        174,657
Harborside Healthcare Corp.
 (zero coupon), due 8/1/07
 12.00%, beginning 8/1/04
 (e)(k)..........................    9,217,000      4,838,925
Manor Care, Inc.
 8.00%, due 3/1/08...............    2,020,000      2,131,100
Medaphis Corp.
 Series B
 9.50%, due 2/15/05..............    8,130,000      7,845,450
Team Health, Inc.
 Series B
 12.00%, due 3/15/09.............    4,270,000      4,419,450
Unilab Finance Corp.
 12.75%, due 10/1/09.............    1,474,000      1,717,210
                                                 ------------
                                                   33,667,539
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (4.2%)
Bally Total Fitness Holding Corp.
 Series D
 9.875%, due 10/15/07............    2,960,000      2,575,200

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
HOTELS, RESTAURANTS & LEISURE (Continued)
El Comandante Capital Corp.
 11.75%, due 12/15/03 (e)(f).....  $   891,000   $    507,870
FRI-MRD Corp.
 12.00%, due 1/31/05
 (e)(h)(k)(l)....................    4,195,058      2,349,232
Hilton Hotels Corp.
 7.625%, due 5/15/08.............    2,707,000      2,769,648
 8.25%, due 2/15/11..............      540,000        564,871
Park Place Entertainment Corp.
 8.875%, due 9/15/08.............    3,000,000      3,187,740
President Casinos, Inc.
 12.00%, due 9/15/03
 (c)(e)(f)(l)....................      895,000        626,500
President Riverboat Casinos, Inc.
 13.00%, due 9/15/03 (e)(f)(l)...    1,752,000        832,200
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............    4,300,000      3,956,000
Trump Atlantic City Funding, Inc.
 11.25%, due 5/1/06..............    1,045,000        815,100
Vail Resorts, Inc.
 8.75%, due 5/15/09..............    3,515,000      3,602,875
Venetian Casino Resort LLC
 11.00%, due 6/15/10.............    5,595,000      5,846,775
Wheeling Island Gaming, Inc.
 10.125%, due 12/15/09...........    1,645,000      1,694,350
                                                 ------------
                                                   29,328,361
                                                 ------------
HOUSEHOLD DURABLES (0.1%)
Foamex L.P.
 10.75%, due 4/1/09 (c)..........      655,000        458,500
                                                 ------------

INTERNET SOFTWARE & SERVICES (0.3%)
Globix Corp.
 11.00%, due 5/1/08 (c)(e)(n)....    2,028,183      1,460,291
PSINet, Inc.
 11.00%, due 8/1/09 (f)..........    6,860,000        205,800
 11.50%, due 11/1/08 (f).........    2,500,000         75,000
                                                 ------------
                                                    1,741,091
                                                 ------------
IT CONSULTING & SERVICES (0.5%)
Unisys Corp.
 7.25%, due 1/15/05..............      705,000        712,050
 8.125%, due 6/1/06..............    2,525,000      2,632,312
                                                 ------------
                                                    3,344,362
                                                 ------------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Phoenix Color Corp.
 10.375%, due 2/1/09.............    3,065,000      2,605,250
                                                 ------------

MACHINERY (0.0%)(b)
Thermadyne Holdings Corp.
 (zero coupon), due 6/1/08
 12.50%, beginning 6/1/03
 (f)(g)..........................   11,110,000         55,550
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
MEDIA (7.5%)
@Entertainment, Inc.
 Series B
 (zero coupon), due 7/15/08
 14.50%, beginning 7/15/03
 (e)(f)..........................  $ 7,500,000   $  1,725,000
Adelphia Communications Corp.
 Series B
 9.25%, due 10/1/04 (f)..........      390,000        144,300
 9.375%, due 11/15/09 (f)........      600,000        231,000
 10.25%, due 11/1/06 (f).........    1,075,000        403,125
 10.25%, due 6/15/11 (f).........    3,330,000      1,282,050
Belo (A.H.) Corp.
 7.125%, due 6/1/07..............      730,000        797,199
Charter Communications Holdings,
 LLC
 (zero coupon), due 1/15/10
 11.75%, beginning 1/15/05.......    4,535,000      1,337,825
 (zero coupon), due 5/15/11
 11.75%, beginning 5/15/06.......    2,215,000        553,750
 8.625%, due 4/1/09..............      315,000        140,175
 10.00%, due 4/1/09..............    3,390,000      1,508,550
 10.00%, due 5/15/11.............      145,000         64,525
Comcast Cable Communications,
 Inc.
 6.20%, due 11/15/08.............    1,935,000      2,003,458
 8.125%, due 5/1/04..............      470,000        495,038
Continental Cablevision, Inc.
 8.875%, due 9/15/05.............    3,345,000      3,640,792
Dex Media East LLC
 9.875%, due 11/15/09 (c)........    1,570,000      1,679,900
 12.125%, due 11/15/12 (c).......    1,890,000      2,093,175
FrontierVision Operating
 Partners, L.P.
 11.00%, due 10/15/06 (f)........    5,475,000      4,297,875
 11.875%, due 9/15/07 (f)........    2,750,000      1,540,000
 Series B
 11.875%, due 9/15/07 (f)........    1,650,000        924,000
Garden State Newspapers, Inc.
 8.625%, due 7/1/11..............      805,000        813,050
 Series B
 8.75%, due 10/1/09..............    1,535,000      1,558,025
General Media, Inc.
 15.00%, due 3/29/04
 (e)(f)(o1)......................        1,708      1,112,335
Jacobs Entertainment Co.
 11.875%, due 2/1/09.............    1,765,000      1,826,775
Jones Intercable, Inc.
 8.875%, due 4/1/07..............    3,040,000      3,247,124
Key3Media Group, Inc.
 11.25%, due 6/15/11 (f).........    2,800,000        168,000
Paxson Communications Corp.
 (zero coupon), due 1/15/09
 12.25%, beginning 1/15/06.......   11,585,000      7,356,475
Radio Unica Corp.
 11.75%, due 8/1/06..............    4,758,000      2,456,317

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
MEDIA (Continued)
Time Warner Entertainment Co.
 7.25%, due 9/1/08...............  $   775,000   $    840,677
 8.375%, due 3/15/23.............    4,710,000      5,300,073
 8.375%, due 7/15/33.............      790,000        894,548
UIH Australia/Pacific, Inc.
 Series B
 14.00%, due 5/15/06 (f).........   24,480,000      1,224,000
 Series D
 14.00%, due 5/15/06 (f).........       40,000          2,000
Ziff Davis Media, Inc.
 Series B
 12.00%, due 8/12/09.............    2,135,600        771,486
                                                 ------------
                                                   52,432,622
                                                 ------------
METALS & MINING (0.8%)
Commonwealth Aluminum Corp.
 10.75%, due 10/1/06.............    2,860,000      2,863,575
Neenah Corp.
 Series B
 11.125%, due 5/1/07.............    3,260,000      1,026,900
 Series D
 11.125%, due 5/1/07.............    1,055,000        332,325
 Series F
 11.125%, due 5/1/07.............    1,175,000        370,125
Ormet Corp.
 11.00%, due 8/15/08 (c)(f)......    2,465,000      1,281,800
                                                 ------------
                                                    5,874,725
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (2.7%)
AES Corp. (The)
 9.50%, due 6/1/09...............       65,000         39,813
 10.00%, due 12/12/05 (c)........    3,685,000      3,500,750
PG&E National Energy Group, Inc.
 10.375%, due 5/16/11 (f)........   15,305,000      5,815,900
Salton Sea Funding Corp.
 Series B
 7.37%, due 5/30/05..............    1,111,938      1,083,484
Western Resources, Inc.
 6.25%, due 8/15/18..............    4,720,000      4,531,200
 6.875%, due 8/1/04..............      900,000        819,000
 7.125%, due 8/1/09..............      855,000        675,450
 7.875%, due 5/1/07..............    1,205,000      1,220,062
Xcel Energy, Inc.
 7.00%, due 12/1/10..............    1,690,000      1,453,400
                                                 ------------
                                                   19,139,059
                                                 ------------
OFFICE ELECTRONICS (0.8%)
Xerox Corp.
 5.50%, due 11/15/03.............    2,985,000      2,910,375
 9.75%, due 1/15/09 (c)..........    2,440,000      2,342,400
                                                 ------------
                                                    5,252,775
                                                 ------------
OIL & GAS (2.9%)
Comstock Resources, Inc.
 11.25%, due 5/1/07..............    3,500,000      3,710,000

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
OIL & GAS (Continued)
Energy Corp. of America
 Series A
 9.50%, due 5/15/07..............  $ 4,200,000   $  2,604,000
Petro Stopping Centers Holdings,
 L.P.
 Series B
 (zero coupon), due 8/1/08
 15.00%, beginning 8/1/04........    4,314,000      1,860,412
Plains Exploration & Production
 Co.
 8.75%, due 7/1/12 (c)...........      580,000        603,200
Texas Gas Transmission Corp.
 8.625%, due 4/1/04..............      785,000        781,075
Transcontinental Gas Pipeline
 Corp.
 Series B
 7.00%, due 8/15/11..............    2,230,000      2,029,300
 8.875%, due 7/15/12 (c).........    1,075,000      1,075,000
Vintage Petroleum, Inc.
 8.25%, due 5/1/12...............    7,205,000      7,493,200
                                                 ------------
                                                   20,156,187
                                                 ------------
PAPER & FOREST PRODUCTS (2.0%)
Fort James Corp.
 6.625%, due 9/15/04.............    2,545,000      2,468,650
Georgia-Pacific Corp.
 7.25%, due 6/1/28...............    1,920,000      1,478,400
 7.375%, due 12/1/25.............       90,000         70,200
 9.50%, due 5/15/22..............    2,105,000      1,862,925
 9.625%, due 3/15/22.............    2,470,000      2,210,650
 9.875%, due 11/1/21.............    2,620,000      2,358,000
Pope & Talbot, Inc.
 8.375%, due 6/1/13..............    3,740,000      3,244,450
                                                 ------------
                                                   13,693,275
                                                 ------------
PERSONAL PRODUCTS (1.2%)
Herbalife International, Inc.
 11.75%, due 7/15/10 (c).........    2,585,000      2,581,769
Jafra Cosmetics International,
 Inc.
 11.75%, due 5/1/08..............    5,385,000      5,573,475
                                                 ------------
                                                    8,155,244
                                                 ------------
PHARMACEUTICALS (0.3%)
MedPartners, Inc.
 7.375%, due 10/1/06.............    2,010,000      2,050,200
                                                 ------------

REAL ESTATE (3.9%)
CB Richard Ellis Services, Inc.
 11.25%, due 6/15/11.............    5,290,000      4,866,800
Crescent Real Estate Equities
 L.P.
 7.50%, due 9/15/07..............    6,920,000      6,712,400
LNR Property Corp.
 Series B
 9.375%, due 3/15/08.............    4,585,000      4,493,300
 10.50%, due 1/15/09.............      475,000        479,750
MeriStar Hospitality Corp.
 9.00%, due 1/15/08..............    6,010,000      5,288,800

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
REAL ESTATE (Continued)
Omega Healthcare Investors, Inc.
 6.95%, due 8/1/07...............  $ 2,270,000   $  1,933,752
Senior Housing Properties Trust
 8.625%, due 1/15/12.............    3,370,000      3,319,450
                                                 ------------
                                                   27,094,252
                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.2%)
ON Semiconductor Corp.
 12.00%, due 5/15/08 (c).........    1,730,000      1,271,550
                                                 ------------

SOFTWARE (0.4%)
Computer Associates
 International, Inc.
 Series B
 6.25%, due 4/15/03..............    2,920,000      2,912,700
                                                 ------------

SPECIALTY RETAIL (0.2%)
Gap, Inc. (The)
 6.90%, due 9/15/07..............    1,720,000      1,677,000
                                                 ------------

TOBACCO (0.1%)
Standard Commercial Tobacco Co.,
 Inc.
 8.875%, due 8/1/05..............      891,000        917,730
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (2.1%)
Alamosa (Delaware), Inc.
 12.50%, due 2/1/11..............      790,000        237,000
Alamosa PCS Holdings, Inc.
 (zero coupon), due 2/15/10
 12.875%, beginning 2/15/05......    8,850,000      1,593,000
AT&T Wireless Services, Inc.
 8.75%, due 3/1/31...............    2,670,000      2,616,600
COLO.COM
 13.875%, due 3/15/10
 (c)(f)(g)(l)(o2)................        3,125        125,000
Dobson Communications Corp.
 10.875%, due 7/1/10.............    3,570,000      3,016,650
Loral CyberStar, Inc.
 10.00%, due 7/15/06.............    5,773,000      2,136,010
PageMart Nationwide, Inc.
 15.00%, due 2/1/05
 (e)(f)(g)(l)....................    3,915,000            392
PageMart Wireless, Inc.
 (zero coupon), due 2/1/08
 11.25%, beginning 2/1/03
 (e)(f)(g)(l)....................    5,000,000            500
TSI Telecommunication Services,
 Inc.
 Series B
 12.75%, due 2/1/09..............    5,425,000      4,828,250

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
WIRELESS TELECOMMUNICATION SERVICES (Continued)
US Unwired, Inc.
 Series B
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04......  $ 4,830,000   $    289,800
                                                 ------------
                                                   14,843,202
                                                 ------------
Total Corporate Bonds
 (Cost $495,443,828).............                 400,459,081
                                                 ------------

FOREIGN BONDS (5.5%)
AIR FREIGHT & LOGISTICS (0.0%)(b)
Pegasus Shipping (Hellas) Ltd.
 Promissory Note
 8.30%, due 1/31/04
 (e)(f)(k)(l)....................      126,752             13
                                                 ------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Quebecor Media, Inc.
 (zero coupon), due 7/15/11
 13.75%, beginning 7/15/06.......    7,850,000      4,445,063
 11.125%, due 7/15/11............      955,000        879,794
Xerox Capital (Europe) PLC
 5.875%, due 5/15/04.............    2,220,000      2,120,100
                                                 ------------
                                                    7,444,957
                                                 ------------
COMMUNICATIONS EQUIPMENT (0.8%)
Marconi Corp. PLC
 7.75%, due 9/15/10 (f)..........    2,895,000        448,725
 8.375%, due 9/15/30 (f).........    8,460,000      1,311,300
Nortel Networks Ltd.
 6.125%, due 2/15/06.............    5,420,000      3,631,400
                                                 ------------
                                                    5,391,425
                                                 ------------
DIVERSIFIED FINANCIALS (0.8%)
Hollinger Participation Trust
 12.125%, due 11/15/10 (c)(n)....    4,594,985      4,319,286
Pacific & Atlantic (Holdings),
 Inc.
 10.50%, due 12/31/07
 (c)(e)(f)(h)....................    3,265,744      1,310,380
                                                 ------------
                                                    5,629,666
                                                 ------------
HOUSEHOLD DURABLES (0.0%)(b)
Amatek Industries Property Ltd.
 14.50%, due 2/15/09 (c)(e)(n)...          580            638
                                                 ------------

MARINE (0.3%)
Navigator Gas Transport PLC
 10.50%, due 6/30/07 (c)(e)(f)...    7,885,000      2,385,213
                                                 ------------

MEDIA (0.9%)
CanWest Media, Inc.
 10.625%, due 5/15/11............      820,000        875,350
Supercanal Holdings, S.A.
 11.50%, due 5/15/05 (c)(e)(f)...      590,000         14,750
TDL Infomedia Group PLC
 12.125%, due 10/15/09 (p).......  L 2,160,000      3,729,449

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

FOREIGN BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
MEDIA (Continued)
United Pan-Europe Communications
 N.V., Series B
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04
 (f).............................  $10,560,000   $    633,600
 (zero coupon), due 2/1/10
 13.75%, beginning 2/1/05 (f)....   12,525,000        751,500
                                                 ------------
                                                    6,004,649
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.5%)
Calpine Canada Energy Finance ULC
 8.50%, due 5/1/08...............    7,805,000      3,395,175
                                                 ------------

OIL & GAS (0.4%)
Baytex Energy Ltd.
 10.50%, due 2/15/11.............    2,685,000      2,819,250
                                                 ------------
ROAD & RAIL (0.6%)
Grupo Transportacion Ferroviaria
 Mexicana, S.A. de C.V.
 12.50%, due 6/15/12 (c).........    4,005,000      4,045,050
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Rogers Wireless Communications,
 Inc.
 9.625%, due 5/1/11..............    1,445,000      1,365,525
                                                 ------------

Total Foreign Bonds
 (Cost $64,187,234)..............                  38,481,561
                                                 ------------

LOAN ASSIGNMENTS & PARTICIPATIONS (4.0%)

CHEMICALS (0.0%)(b)
United Industries Corp.
 Bank debt, Term Loan
 4.67%, due 1/20/05 (e)(k)(m)....      329,955        327,274
                                                 ------------
CONTAINERS & PACKAGING (0.8%)
Crown Cork & Seal Co., Inc.
 Bank debt, Revolver
 3.4666%, due 12/8/03
 (e)(k)(m)(q)....................    5,529,382      5,187,252
 5.05%, due 12/8/03
 (e)(k)(m)(q)....................  E    33,600         33,078
 5.9988%, due 12/8/03
 (e)(k)(m)(q)....................  L   180,377        272,421
                                                 ------------
                                                    5,492,751
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
GT Group Telecom Services Corp.
 Bank debt, Term Loan A
 6.5625%, due 6/30/08
 (e)(f)(k)(m)....................  $ 3,225,213        225,765
 Bank debt, Term Loan B
 6.625%, due 6/30/08
 (e)(f)(k)(m)....................    2,304,787        161,335
                                                 ------------
                                                      387,100
                                                 ------------

                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Spalding Holdings Corp.
 Bank debt, Revolver
 8.0952%, due 9/30/03
 (e)(f)(k)(m)(q).................  $ 3,645,761   $  1,348,931
                                                 ------------

MACHINERY (0.9%)
Thermadyne Holdings Corp.
 Bank debt, Revolver
 4.17%, due 5/22/04 (e)(k)(m)....    1,060,728        880,404
 Bank debt, Term Loan A
 4.17%, due 5/22/04 (e)(k)(m)....    4,796,514      3,981,107
 Bank debt, Term Loan B
 4.42%, due 5/22/05 (e)(k)(m)....      905,000        751,150
 Bank debt, Term Loan C
 4.67%, due 5/22/06 (e)(k)(m)....      905,000        751,150
                                                 ------------
                                                    6,363,811
                                                 ------------
MEDIA (0.2%)
Ziff Davis Media, Inc.
 Bank debt, Term Loan
 6.18%, due 3/31/07 (e)(k)(m)....    1,610,712      1,336,891
                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER (1.2%)
Pacific Gas & Electric Co.
 Bank debt, Revolver
 8.00%, due 12/30/06 (e)(k)......    9,005,000      8,599,775
                                                 ------------

OFFICE ELECTRONICS (0.6%)
Xerox Corp.
 Bank debt, Term Loan B 5.93%,
 due 4/30/05 (e)(k)(m)(q)........      614,286        583,572
 Bank debt, Term Loan A
 6.1589%, due 4/30/05
 (e)(k)(m).......................    1,842,857      1,713,857
 Bank debt, Revolver
 6.2113%, due 4/30/05
 (e)(k)(m)(q)....................    1,830,571      1,580,175
                                                 ------------
                                                    3,877,604
                                                 ------------
Total Loan Assignments &
 Participations
 (Cost $32,479,976)..............                  27,734,137
                                                 ------------

MORTGAGE-BACKED SECURITIES (0.3%)

COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (0.3%)
Commercial Trust I
 Series 1993-KA Class A2
 7.63%, due 12/15/13 (k).........    1,255,000        401,600
Debit Securitized Lease Trust
 Series 1993-K1 Class A1
 6.66%, due 8/15/10..............    1,029,476        566,212
 Series 1994-K1 Class A1
 7.60%, due 8/15/07..............      320,544        176,299
 Series 1994-K1 Class A2
 8.38%, due 8/15/15..............      775,000        379,750

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

MORTGAGE-BACKED SECURITIES (CONTINUED)
                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (Continued)
Debit Securitized Lease Trust (Continued)
 Series 1994-K1 Class A3
 8.55%, due 8/15/19..............  $   705,000   $    345,450
                                                 ------------
                                                    1,869,311
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $2,432,752)...............                   1,869,311
                                                 ------------

U.S. GOVERNMENT BOND (0.2%)

UNITED STATES TREASURY BOND (0.2%)
 5.25%, due 2/15/29..............    1,730,000      1,807,783
                                                 ------------

Total U.S. Government Bond
 (Cost $1,605,325)...............                   1,807,783
                                                 ------------
YANKEE BONDS (8.7%)

DISTRIBUTORS (0.0%)(b)
Semi-Tech Corp.
 11.50%, due 8/15/03 (f)(g)(l)...    8,965,000            897
                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Call-Net Enterprises, Inc.
 10.625%, due 12/31/08...........    3,101,171      1,674,632
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.4%)
Petroleum Geo-Services ASA
 6.25%, due 11/19/03.............    2,970,000      1,098,900
 6.625%, due 3/30/08.............      100,000         29,000
 7.125%, due 3/30/28.............    4,850,000      1,261,000
 7.50%, due 3/31/07..............      685,000        205,500
 8.15%, due 7/15/29..............      360,000         97,200
                                                 ------------
                                                    2,691,600
                                                 ------------
HOUSEHOLD DURABLES (0.8%)
Amatek Industries Property Ltd.
 14.50%, due 2/15/09 (e)(n)......    4,978,781      5,476,659
                                                 ------------

MARINE (0.6%)
Sea Containers Ltd., Series B
 7.875%, due 2/15/08.............    1,545,000      1,004,250
 10.75%, due 10/15/06............    4,185,000      3,348,000
                                                 ------------
                                                    4,352,250
                                                 ------------
MEDIA (2.9%)
British Sky Broadcasting Group
 PLC
 6.875%, due 2/23/09.............    2,195,000      2,244,388
 7.30%, due 10/15/06.............      715,000        743,600
Cablevision S.A.
 Series 10, Tranche 1
 13.75%, due 4/30/07 (f).........    8,030,000      1,927,200
Comcast UK Cable Partners Ltd.
 11.20%, due 11/15/07............    8,540,000      6,020,700

                                   PRINCIPAL
                                   AMOUNT           VALUE
                                   --------------------------
MEDIA (Continued)
Rogers Cablesystem, Ltd.
 Series B
 10.00%, due 3/15/05.............  $ 2,210,000   $  2,276,300
 11.00%, due 12/1/15.............    3,045,000      3,151,575
Rogers Communications, Ltd.
 8.875%, due 7/15/07.............      735,000        701,925
TV Azteca S.A. de C.V.
 Series B
 10.50%, due 2/15/07.............    1,615,000      1,459,556
United Pan-Europe Communications
 N.V., Series B
 (zero coupon), due 8/1/09
 12.50%, beginning 8/1/04 (f)....    6,750,000        405,000
 10.875%, due 8/1/09 (f).........    4,645,000        348,375
 11.25%, due 2/1/10 (f)..........    7,135,000        535,125
 11.50%, due 2/1/10 (f)..........    1,910,000        143,250
                                                 ------------
                                                   19,956,994
                                                 ------------
METALS & MINING (0.6%)
Algoma Steel, Inc.
 11.00%, due 12/31/09 (f)........    5,063,000      3,803,579
                                                 ------------

PAPER & FOREST PRODUCTS (1.1%)
Abitibi-Consolidated, Inc.
 8.85%, due 8/1/30...............    3,000,000      3,226,083
Doman Industries Ltd.
 12.00%, due 7/1/04..............    4,880,000      4,495,700
                                                 ------------
                                                    7,721,783
                                                 ------------
ROAD & RAIL (0.1%)
Grupo Transportacion Ferroviaria
 Mexicana, S.A. de C.V.
 11.75%, due 6/15/09.............      935,000        916,300
                                                 ------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/04 (e)(k)(l)...    2,727,522      2,322,758
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
360networks, Inc.
 13.00%, due 5/1/08 (e)(f).......    3,510,000            351
Millicom International Cellular
 S.A.
 13.50%, due 6/1/06..............   12,739,000      6,242,110
Rogers Cantel, Inc.
 9.75%, due 6/1/16...............    3,205,000      2,892,513
Telesystem International
 Wireless, Inc.
 14.00%, due 12/30/03 (n)........    2,836,607      2,411,116
                                                 ------------
                                                   11,546,090
                                                 ------------
Total Yankee Bonds
 (Cost $92,866,411)..............                  60,463,542
                                                 ------------

Total Long-Term Bonds
 (Cost $757,385,999).............                 588,041,258
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (4.5%)
                                        SHARES          VALUE
                                   -----------------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)(b)
Colorado Prime Corp.
 (a)(e)(k)(l)....................       64,130   $        641
                                                 ------------
CONTAINERS & PACKAGING (0.3%)
Owens-Illinois, Inc. (a).........      130,500      1,902,690
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
BellSouth Corp. .................       69,900      1,808,313
Call-Net Enterprises, Inc. (a)...      149,036         92,402
Call-Net Enterprises, Inc.
 (a)(j)..........................       21,976         14,606
ICO Global Communications
 Holdings Ltd. (a)(e)............      393,473        501,678
ICO Global Communications
 Holdings Ltd.
 Class A (a)(e)(k)...............      334,930        234,451
Nextel International, Inc.
 (a)(e)..........................      364,032      4,277,376
SBC Communications, Inc. ........       68,700      1,862,457
Verizon Communications, Inc. ....       52,900      2,049,875
                                                 ------------
                                                   10,841,158
                                                 ------------
ELECTRICAL EQUIPMENT (0.0%)(b)
Morris Material
 Handling, Inc. (a)(e)(k)(l).....        9,371         49,666
                                                 ------------
FOOD PRODUCTS (0.3%)
Chiquita Brands International,
 Inc. (a)........................      159,276      2,112,000
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Apria Healthcare Group, Inc.
 (a).............................      225,065      5,005,446
Genesis Health Ventures, Inc.
 (a)(e)..........................      152,512      2,356,310
                                                 ------------
                                                    7,361,756
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.0%)(b)
Globix Corp. (a)(e)(k)(l)........      236,469        236,469
                                                 ------------

MACHINERY (0.1%)
Joy Global, Inc. (a).............       71,829        808,795
                                                 ------------

MEDIA (0.2%)
Charter Communications, Inc.
 (a).............................       77,100         90,978
United Artists Theatre
 Circuit, Inc. (a)(e)(k)(l)......       71,229        997,206
                                                 ------------
                                                    1,088,184
                                                 ------------
METALS & MINING (0.5%)
Algoma Steel, Inc. (a)(j)........      467,022        990,330
Placer Dome, Inc. ...............      233,355      2,683,583
                                                 ------------
                                                    3,673,913
                                                 ------------
PAPER & FOREST PRODUCTS (0.3%)
Abitibi-Consolidated, Inc. (j)...      286,870      2,211,768
                                                 ------------


                                     SHARES         VALUE
                                   -----------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Minorplanet Systems USA, Inc.
 (a).............................    1,170,019   $  1,006,216
                                                 ------------

Total Common Stocks
 (Cost $48,209,904)..............                  31,293,256
                                                 ------------

CONVERTIBLE PREFERRED STOCKS (1.0%)

AEROSPACE & DEFENSE (0.3%)
Titan Capital Trust Corp.
 5.75%...........................       47,515      2,090,660
                                                 ------------

DIVERSIFIED FINANCIALS (0.1%)
Pacific & Atlantic (Holdings),
 Inc.
 7.50%, Class A (e)(h)(k)........      182,864        365,728
                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
NEON Communications, Inc.
 12.00% (e)(h)(k)(l).............       39,998        449,977
                                                 ------------

ENERGY EQUIPMENT & SERVICES (0.3%)
El Paso Energy Capital Trust I
 4.75%...........................      127,065      2,312,583
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (0.0%)(b)
Genesis Health Ventures, Inc.
 6.00% (e)(h)(k)(l)..............        1,547        147,738
                                                 ------------

PAPER & FOREST PRODUCTS (0.2%)
Paperboard Industries
 International, Inc.
 5.00%, Class A (c)(e)(j)(k).....      112,764      1,706,400
                                                 ------------

Total Convertible Preferred
 Stocks
 (Cost $10,564,196)..............                   7,073,086
                                                 ------------

PREFERRED STOCKS (1.6%)

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Colorado Prime Corp.
 (a)(e)(k)(l)....................        1,509        393,836
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (0.0%)(b)
Bergen Capital Trust I
 7.80%...........................        1,400         32,060
                                                 ------------

MEDIA (0.2%)
Mediaone Financing Trust III
 9.04%...........................       67,100      1,657,370
Ziff Davis Media, Inc.
 10.00%, Series E-1 (a)(l).......          674              7
                                                 ------------
                                                    1,657,377
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

PREFERRED STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   --------------------------
REAL ESTATE (1.1%)
Sovereign Real Estate Investment
 Corp.
 12.00%, Series A (c)............        7,155   $  7,942,050
                                                 ------------

TRANSPORTATION INFRASTRUCTURE (0.0%)(b)
Ermis Maritime
 Holdings Ltd. (a)(e)(k)(l)......       70,835            708
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Rural Cellular Corp.
 11.375%, Series B (h)...........        4,732      1,182,960
                                                 ------------

Total Preferred Stocks
 (Cost $17,085,332)..............                  11,208,991
                                                 ------------


RIGHTS (0.1%)

HOUSEHOLD DURABLES (0.1%)
Amatek Industries Property Ltd.
 Common Rights (a)(e)............        3,125             31
 Preferred Rights (a)(e).........      740,721        370,360
                                                 ------------
                                                      370,391
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.0%)(b)
AES Corp. (The)
 Contingent Value Rights
 (a)(e)(l).......................        3,685         66,330
                                                 ------------

Total Rights
 (Cost $445,215).................                     436,721
                                                 ------------

WARRANTS (0.0%)(B)

DIVERSIFIED FINANCIALS (0.0%)(b)
ASAT Finance LLC
 Expire 11/1/06 (a)(c)(e)........        1,530          1,530
                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)(b)
ICO Global Communications
 Holdings Ltd.
 Expire 5/16/06 (a)(e)...........       98,787            987
Loral Space & Communications Ltd.
 Expire 12/26/06 (a)(e)..........       56,922          3,415
NEON Communications, Inc.
 Class A
 Expire 12/2/12 (a)(e)(k)(l).....      200,064          2,001
 Redeemable Preferred
 Expire 12/2/12 (a)(e)(k)(l).....      240,062          2,401
                                                 ------------
                                                        8,804
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (0.0%)(b)
Harborside Healthcare Corp.
 Class A
 Expire 8/1/09 (a)(e)(k).........      259,493         12,975
                                                 ------------


                                     SHARES         VALUE
                                   --------------------------
HOTELS, RESTAURANTS & LEISURE (0.0%)(b)
Windsor Woodmont Black Hawk
 Resort Corp.
 Expire 3/15/10 (a)(c)(e)(l).....        1,500   $         15
                                                 ------------

MEDIA (0.0%)(b)
Ono Finance PLC
 Expire 2/15/11 (a)(c)(e)........        7,855             79
Ziff Davis Media, Inc.
 Expire 8/12/12 (a)(c)...........      123,640          1,236
                                                 ------------
                                                        1,315
                                                 ------------
OIL & GAS (0.0%)(b)
Petro Stopping Centers Holdings
 L.P.
 Expire 8/1/08 (a)(c)(e)(l)......        4,314          4,314
                                                 ------------

TOBACCO (0.0%)(b)
North Atlantic Trading Co.
 Expire 6/15/07 (a)(c)(e)........           74              1
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.0%)(b)
Occidente y Caribe Celular, S.A.
 Expire 3/15/04 (a)(c)(e)........       10,680            107
Ubiquitel Operating Co.
 Expire 4/15/10 (a)(c)(e)........        2,510            628
                                                 ------------
                                                          735
                                                 ------------
Total Warrants
 (Cost $1,636,939)...............                      29,689
                                                 ------------

SHORT-TERM INVESTMENTS (7.4%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (3.6%)
KFW International Finance, Inc.
 1.29%, due 1/10/03..............  $ 7,000,000      6,997,741
UBS Finance Delaware LLC
 1.20%, due 1/2/03...............   10,130,000     10,129,662
Wells Fargo & Co.
 1.31%, due 1/14/03..............    8,000,000      7,996,211
                                                 ------------
Total Commercial Paper
 (Cost $25,123,614)..............                  25,123,614
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM INVESTMENTS (CONTINUED)

                                     SHARES         VALUE
                                   --------------------------
INVESTMENT COMPANY (3.3%)
Merrill Lynch Premier
 Institutional Fund..............   23,184,260   $ 23,184,260
                                                 ------------

Total Investment Company
 (Cost $23,184,260)..............                  23,184,260
                                                 ------------
                                     PRINCIPAL
                                       AMOUNT
                                   -----------
SHORT-TERM BOND (0.1%)
ELECTRICAL EQUIPMENT (0.1%)
Thomas & Betts Corp.
 6.29%, due 2/13/03..............  $   760,000        760,065
                                                 ------------

Total Short-Term Bond
 (Cost $758,081).................                     760,065
                                                 ------------

SHORT-TERM LOAN ASSIGNMENT &
PARTICIPATION (0.4%)
BUILDING PRODUCTS (0.4%)
Owens Corning, Inc.
 Bank debt, Revolver
 3.62%, due 1/1/04 (e)(f)(k).....    4,051,513      2,446,101
                                                 ------------

Total Short-Term Loan Assignment
 & Participation
 (Cost $2,692,809)...............                   2,446,101
                                                 ------------

Total Short-Term Investments
 (Cost $51,758,764)..............                  51,514,040
                                                 ------------

Total Investments
 (Cost $887,086,349) (r).........         99.0%   689,597,041(s)
Cash and Other Assets,
 Less Liabilities................          1.0      6,903,247
                                   -----------   ------------
Net Assets.......................        100.0%  $696,500,288
                                   ===========   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d)  Partially segregated for unfunded loan commitments.
(e)  Illiquid security.
(f) Issue in default.
(g)  Issuer in bankruptcy.
(h) PIK ("Payment in Kind")--interest or dividend payment is made with additional securities.
(i)   Yankee bond.
(j)   Canadian security.
(k)  Restricted security. (See Note 2(I))
(l)   Fair valued security.
(m)  Floating rate. Rate shown is the rate in effect at December 31, 2002.
(n) CIK ("Cash in Kind")--interest payment is made with cash or additional securities.
(o1) 1,708 Units--Each unit reflects $1,000 principal amount of 15.00% Senior Secured Notes plus 0.1923 shares of Series A preferred stock.
(o2) 3,125 Units--Each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share at a future date.
(p)  Partially segregated as collateral for foreign currency forward contracts.
(q)  Multiple tranche facilities.
(r)  The cost for federal income tax purposes is $895,174,193.
(s) At December 31, 2002 net unrealized depreciation was $205,577,152, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $30,600,775 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $236,177,927.
(t)  The following abbreviations are used in the above portfolio:
     E--Euro
     L--Pound Sterling

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $887,086,349)........   $ 689,597,041
Cash denominated in foreign currencies
  (identified cost $338,687)............         346,918
Cash....................................       2,154,798
Receivables:
  Dividends and interest................      13,323,170
  Investment securities sold............         246,774
  Fund shares sold......................         220,640
Unrealized appreciation on foreign
  currency forward contracts............          13,144
                                           -------------
        Total assets....................     705,902,485
                                           -------------
LIABILITIES:
Payables:
  Investment securities purchased.......       8,371,473
  Fund shares redeemed..................         340,034
  Adviser...............................         174,680
  Shareholder communication.............         122,246
  Administrator.........................         116,454
  Professional..........................          68,450
  Custodian.............................           9,058
Accrued expenses........................          11,733
Unrealized depreciation on foreign
  currency forward contracts............         188,069
                                           -------------
        Total liabilities...............       9,402,197
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 696,500,288
                                           =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized............................   $     942,724
Additional paid-in capital..............     988,485,329
Accumulated net investment loss.........      (4,158,921)
Accumulated net realized loss on
  investments...........................     (91,129,923)
Net unrealized depreciation on
  investments...........................    (197,489,308)
Net unrealized depreciation on
  translation of other assets and
  liabilities in
  foreign currencies and foreign
  currency forward contracts............        (149,613)
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 696,500,288
                                           =============
Shares of capital stock outstanding.....      94,272,391
                                           =============
Net asset value per share outstanding...   $        7.39
                                           =============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Interest..............................   $  73,578,949
  Dividends (a).........................       2,491,828
                                           -------------
        Total income....................      76,070,777
                                           -------------
Expenses:
  Advisory..............................       2,068,250
  Administration........................       1,378,833
  Shareholder communication.............         288,152
  Professional..........................         217,218
  Custodian.............................          59,409
  Portfolio pricing.....................          33,785
  Directors.............................          29,852
  Miscellaneous.........................          27,393
                                           -------------
        Total expenses..................       4,102,892
                                           -------------
Net investment income...................      71,967,885
                                           -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
Net realized loss from:
  Security transactions.................     (32,850,207)
  Foreign currency transactions.........      (1,218,416)
                                           -------------
Net realized loss on investments and
  foreign currency transactions.........     (34,068,623)
                                           -------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions.................     (25,421,967)
  Translation of other assets and
    liabilities in
    foreign currencies and foreign
    currency forward contracts..........        (477,149)
                                           -------------
Net unrealized loss on investments and
  foreign currency transactions.........     (25,899,116)
                                           -------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions..........................     (59,967,739)
                                           -------------
Net increase in net assets resulting
  from operations.......................   $  12,000,146
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $39,258.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002            2001
                                                              --------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  71,967,885   $  77,518,314
  Net realized loss on investments and foreign currency
    transactions............................................    (34,068,623)    (35,559,771)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........    (25,899,116)    (12,744,620)
                                                              -------------   -------------
  Net increase in net assets resulting from operations......     12,000,146      29,213,923
                                                              -------------   -------------
Dividends to shareholders:
  From net investment income................................    (72,711,244)    (78,947,855)
                                                              -------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................    133,523,722     106,530,167
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................     72,711,244      78,947,855
                                                              -------------   -------------
                                                                206,234,966     185,478,022
  Cost of shares redeemed...................................   (133,761,876)    (67,812,859)
                                                              -------------   -------------
  Increase in net assets derived from capital share
    transactions............................................     72,473,090     117,665,163
                                                              -------------   -------------
Net increase in net assets..................................     11,761,992      67,931,231
NET ASSETS:
Beginning of year...........................................    684,738,296     616,807,065
                                                              -------------   -------------
End of year.................................................  $ 696,500,288   $ 684,738,296
                                                              =============   =============
Accumulated net investment loss at end of year..............  $  (4,158,921)  $  (4,475,618)
                                                              =============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                              YEAR ENDED DECEMBER 31
                                                                2002       2001         2000       1999       1998
                                                              -------------------------------------------------
Net asset value at beginning of year........................  $   8.09   $   8.72     $  10.69   $  10.92   $  11.73
                                                              --------   --------     --------   --------   --------
Net investment income.......................................      0.85       1.05(b)      1.32       1.31       1.08
Net realized and unrealized gain (loss) on investments......     (0.67)     (0.64)(b)    (1.96)      0.07      (0.76)
Net realized and unrealized gain (loss) on foreign currency
  transactions..............................................     (0.02)      0.01         0.02       0.01      (0.00)(a)
                                                              --------   --------     --------   --------   --------
Total from investment operations............................      0.16       0.42        (0.62)      1.39       0.32
                                                              --------   --------     --------   --------   --------
Less dividends and distributions:
  From net investment income................................     (0.86)     (1.05)       (1.35)     (1.38)     (1.09)
  From net realized gain on investments.....................        --         --        (0.00)(a)    (0.24)    (0.04)
                                                              --------   --------     --------   --------   --------
Total dividends and distributions...........................     (0.86)     (1.05)       (1.35)     (1.62)     (1.13)
                                                              --------   --------     --------   --------   --------
Net asset value at end of year..............................  $   7.39   $   8.09     $   8.72   $  10.69   $  10.92
                                                              ========   ========     ========   ========   ========
Total investment return.....................................      2.05%      4.91%       (5.87%)    12.84%      2.66%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................     10.44%     11.61%(b)    12.10%     11.33%      9.93%
  Expenses..................................................      0.60%      0.58%        0.60%      0.57%      0.58%
Portfolio turnover rate.....................................        49%        56%          64%        93%       151%
Net assets at end of year (in 000's)........................  $696,500   $684,738     $616,807   $684,956   $569,813

------------
(a) Less than one cent per share.
(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Decrease net investment income..............................  $(0.00)(a)
Increase net realized and unrealized gains and losses.......    0.00(a)
Decrease ratio of net investment income.....................   (0.03%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (98.7%)+
                                    SHARES         VALUE
                                  --------------------------
AEROSPACE & DEFENSE (1.9%)
Boeing Co. (The)................       99,125   $  3,270,134
General Dynamics Corp. .........       23,831      1,891,467
Goodrich Corp. .................       13,641        249,903
Honeywell International,
 Inc. ..........................       96,720      2,321,280
Lockheed Martin Corp. ..........       54,215      3,130,916
Northrop Grumman Corp. .........       21,635      2,098,595
Raytheon Co. ...................       47,621      1,464,346
Rockwell Collins, Inc. .........       21,571        501,741
United Technologies Corp. ......       56,295      3,486,912
                                                ------------
                                                  18,415,294
                                                ------------
AIR FREIGHT & LOGISTICS (1.1%)
FedEx Corp. ....................       35,134      1,904,965
Ryder System, Inc. .............        7,379        165,585
United Parcel Service, Inc.
 Class B........................      132,700      8,370,716
                                                ------------
                                                  10,441,266
                                                ------------
AIRLINES (0.2%)
AMR Corp. (a)...................       18,339        121,037
Delta Air Lines, Inc. ..........       15,177        183,642
Southwest Airlines Co. .........       92,762      1,289,392
                                                ------------
                                                   1,594,071
                                                ------------
AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber Co. .......        9,166        140,607
Dana Corp. .....................       18,733        220,300
Delphi Corp. ...................       67,805        545,830
Goodyear Tire & Rubber Co.
 (The)..........................       19,319        131,562
Johnson Controls, Inc. .........       10,628        852,047
Visteon Corp. ..................       16,120        112,195
                                                ------------
                                                   2,002,541
                                                ------------
AUTOMOBILES (0.6%)
Ford Motor Co. .................      218,136      2,028,665
General Motors Corp. ...........       66,228      2,441,164
Harley-Davidson, Inc. ..........       35,677      1,648,277
                                                ------------
                                                   6,118,106
                                                ------------
BANKS (7.3%)
AmSouth Bancorp.................       42,288        811,930
Bank of America Corp. ..........      177,850     12,373,025
Bank of New York Co., Inc.
 (The)..........................       85,762      2,054,858
Bank One Corp. .................      138,445      5,060,165
BB&T Corp. .....................       56,885      2,104,176
Charter One Financial, Inc. ....       27,687        795,448
Comerica, Inc. .................       21,170        915,391
FifthThird Bancorp..............       68,567      4,014,598
First Tennessee National
 Corp. .........................       15,300        549,882
FleetBoston Financial Corp. ....      124,784      3,032,251
Golden West Financial Corp. ....       18,194      1,306,511
Huntington Bancshares, Inc. ....       28,987        542,347
KeyCorp.........................       50,415      1,267,433
Marshall & Ilsley Corp. ........       25,600        700,928
Mellon Financial Corp. .........       51,228      1,337,563
National City Corp. ............       72,210      1,972,777


                                    SHARES         VALUE
                                  --------------------------
BANKS (Continued)
North Fork Bancorp, Inc. .......       19,600   $    661,304
Northern Trust Corp. ...........       26,139        916,172
PNC Financial Services Group,
 Inc. (The).....................       33,528      1,404,823
Regions Financial Corp. ........       26,682        890,112
SouthTrust Corp. ...............       41,731      1,037,015
SunTrust Banks, Inc. ...........       33,619      1,913,593
Synovus Financial Corp. ........       35,767        693,880
U.S. Bancorp....................      227,706      4,831,921
Union Planters Corp. ...........       23,502        661,346
Wachovia Corp. .................      161,721      5,893,113
Washington Mutual, Inc. ........      112,531      3,885,695
Wells Fargo Co. ................      201,099      9,425,510
Zions Bancorp...................       11,111        437,207
                                                ------------
                                                  71,490,974
                                                ------------
BEVERAGES (3.0%)
Anheuser-Busch Cos., Inc. ......      101,757      4,925,039
Brown-Forman Corp. Class B......        8,287        541,638
Coca-Cola Co. (The) (c).........      294,649     12,911,519
Coca-Cola Enterprises, Inc. ....       53,728      1,166,972
Coors (Adolph) Co. Class B......        4,519        276,789
Pepsi Bottling Group, Inc.
 (The)..........................       33,360        857,352
PepsiCo, Inc. ..................      205,296      8,667,597
                                                ------------
                                                  29,346,906
                                                ------------
BIOTECHNOLOGY (1.1%)
Amgen, Inc. (a).................      152,929      7,392,588
Biogen, Inc. (a)................       17,993        720,800
Chiron Corp. (a)................       22,286        837,954
Genzyme Corp. (a)...............       25,700        759,949
MedImmune, Inc. (a).............       30,015        815,507
                                                ------------
                                                  10,526,798
                                                ------------
BUILDING PRODUCTS (0.2%)
American Standard Cos., Inc.
 (a)............................        8,700        618,918
Crane Co. ......................        7,461        148,698
Masco Corp. ....................       58,466      1,230,709
                                                ------------
                                                   1,998,325
                                                ------------
CHEMICALS (1.6%)
Air Products & Chemicals,
 Inc. ..........................       26,789      1,145,230
Dow Chemical Co. (The)..........      108,222      3,214,193
E.I. du Pont de Nemours &
 Co. ...........................      118,027      5,004,345
Eastman Chemical Co. ...........        9,490        348,947
Ecolab, Inc. ...................       15,457        765,121
Englehard Corp. ................       15,642        349,599
Great Lakes Chemical Corp. .....        6,033        144,068
Hercules, Inc. (a)..............       12,620        111,056
International Flavors &
 Fragrances, Inc. ..............       11,642        408,634
Monsanto Co. ...................       31,294        602,410
PPG Industries, Inc. ...........       20,013      1,003,652
Praxair, Inc. ..................       19,039      1,099,883

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES         VALUE
                                  --------------------------
CHEMICALS (Continued)
Rohm & Haas Co. ................       26,085   $    847,241
Sigma-Aldrich Corp. ............        8,843        430,654
                                                ------------
                                                  15,475,033
                                                ------------
COMMERCIAL SERVICES & SUPPLIES (1.9%)
Allied Waste Industries, Inc.
 (a)............................       23,361        233,610
Apollo Group, Inc. Class A
 (a)............................       20,900        919,600
Automatic Data Processing,
 Inc. ..........................       71,192      2,794,286
Avery Dennison Corp. ...........       13,289        811,692
Block (H&R), Inc. ..............       21,793        876,079
Cendant Corp. ..................      122,830      1,287,258
Cintas Corp. ...................       20,563        940,757
Concord EFS, Inc. ..............       61,089        961,541
Convergys Corp. ................       20,996        318,090
Deluxe Corp. ...................        7,636        321,476
Donnelley (R.R.) & Sons Co. ....       13,925        303,147
Equifax, Inc. ..................       17,417        403,029
First Data Corp. ...............       89,414      3,166,150
Fiserv, Inc. ...................       22,617        767,847
Paychex, Inc. ..................       44,357      1,237,560
Pitney Bowes, Inc. .............       28,187        920,588
Robert Half International, Inc.
 (a)............................       21,627        348,411
Sabre Holdings Corp. (a)........       17,301        313,321
Waste Management, Inc. (a)......       72,210      1,655,053
                                                ------------
                                                  18,579,495
                                                ------------
COMMUNICATIONS EQUIPMENT (2.0%)
ADC Telecommunications, Inc.
 (a)............................       94,448        197,396
Andrew Corp. (a)................       10,071        103,530
Avaya, Inc. (a).................       43,573        106,754
CIENA Corp. (a).................       51,563        265,034
Cisco Systems, Inc. (a).........      858,698     11,248,944
Comverse Technology, Inc. (a)...       22,347        223,917
Corning, Inc. (a)...............      135,925        449,912
JDS Uniphase Corp. (a)..........      160,970        397,596
Lucent Technologies, Inc. (a)...      413,872        521,479
Motorola, Inc. .................      271,561      2,349,002
QUALCOMM, Inc. (a)..............       93,313      3,395,660
Scientific-Atlanta, Inc. .......       19,538        231,720
Tellabs, Inc. (a)...............       50,011        363,580
                                                ------------
                                                  19,854,524
                                                ------------
COMPUTERS & PERIPHERALS (3.6%)
Apple Computer, Inc. (a)........       42,363        607,062
Dell Computer Corp. (a).........      307,757      8,229,422
EMC Corp. (a)...................      260,227      1,597,794
Gateway, Inc. (a)...............       39,253        123,254
Hewlett-Packard Co. ............      362,700      6,296,472
International Business Machines
 Corp. .........................      200,856     15,566,340
Lexmark International, Inc.
 (a)............................       15,148        916,454
NCR Corp. (a)...................       11,737        278,636


                                    SHARES         VALUE
                                  --------------------------
COMPUTERS & PERIPHERALS (Continued)
Network Appliance, Inc. (a).....       40,091   $    400,910
Sun Microsystems, Inc. (a)......      370,114      1,151,055
                                                ------------
                                                  35,167,399
                                                ------------
CONSTRUCTION & ENGINEERING (0.0%)(b)
Fluor Corp. ....................        9,437        264,236
McDermott International,
 Inc. ..........................        7,440         32,587
                                                ------------
                                                     296,823
                                                ------------
CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co. ...........       12,424        465,900
                                                ------------
CONTAINERS & PACKAGING (0.2%)
Ball Corp. .....................        6,866        351,471
Bemis Co., Inc. ................        6,377        316,491
Pactiv Corp. (a)................       19,256        420,936
Sealed Air Corp. (a)............       10,408        388,218
Temple-Inland, Inc. ............        6,325        283,423
                                                ------------
                                                   1,760,539
                                                ------------
DIVERSIFIED FINANCIALS (7.7%)
American Express Co. ...........      156,177      5,520,857
Bear Stearns Cos., Inc. (The)...       11,455        680,427
Capital One Financial Corp. ....       26,732        794,475
Charles Schwab Corp. (The)......      159,669      1,732,409
Citigroup, Inc. ................      610,402     21,480,046
Countrywide Financial Corp. ....       15,090        779,399
Fannie Mae......................      118,226      7,605,479
Franklin Resources, Inc. .......       30,650      1,044,552
Freddie Mac.....................       82,422      4,867,019
Goldman Sachs Group, Inc.
 (The)..........................       56,700      3,861,270
Household International,
 Inc. ..........................       56,252      1,564,368
Janus Capital Group, Inc. ......       27,610        360,863
JP Morgan Chase & Co. ..........      237,331      5,695,944
Lehman Brothers Holdings,
 Inc. ..........................       28,225      1,504,110
MBNA Corp. .....................      150,862      2,869,395
Merrill Lynch & Co., Inc. ......      102,232      3,879,704
Moody's Corp. ..................       17,958        741,486
Morgan Stanley..................      129,000      5,149,680
Principal Financial Group (The)
 (a)............................       40,000      1,205,200
Providian Financial Corp. ......       34,998        227,137
SLM Corp. ......................       18,241      1,894,510
State Street Corp. .............       38,248      1,491,672
T.Rowe Price Group, Inc. .......       14,760        402,653
                                                ------------
                                                  75,352,655
                                                ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
ALLTEL Corp. ...................       36,742      1,873,842
AT&T Corp. .....................       90,826      2,371,467
BellSouth Corp. ................      220,916      5,715,097
CenturyTel, Inc. ...............       17,264        507,216
Citizens Communications Co.
 (a)............................       32,272        340,470
Qwest Communications
 International, Inc. ...........      201,248      1,006,240
SBC Communications, Inc. .......      394,589     10,697,308

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                    SHARES         VALUE
                                  --------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (Continued)
Sprint Corp. (FON Group)........      107,426   $  1,555,528
Verizon Communications, Inc. ...      325,122     12,598,477
                                                ------------
                                                  36,665,645
                                                ------------
ELECTRIC UTILITIES (2.2%)
Allegheny Energy, Inc. .........       14,928        112,856
Ameren Corp. ...................       18,269        759,442
American Electric Power Co.,
 Inc. ..........................       40,933      1,118,699
CenterPoint Energy, Inc. .......       35,939        305,482
Cinergy Corp. ..................       19,638        662,193
CMS Energy Corp. ...............       15,914        150,228
Consolidated Edison, Inc. ......       25,699      1,100,431
Constellation Energy Group,
 Inc. ..........................       19,783        550,363
Dominion Resources, Inc. .......       36,086      1,981,121
DTE Energy Co. .................       20,061        930,830
Edison International, Inc.
 (a)............................       38,725        458,891
Entergy Corp. ..................       26,394      1,203,302
Exelon Corp. ...................       38,039      2,007,318
FirstEnergy Corp. ..............       35,200      1,160,544
FPL Group, Inc. ................       21,906      1,317,208
PG&E Corp. (a)..................       47,724        663,364
Pinnacle West Capital Corp. ....       10,369        353,479
PPL Corp. ......................       19,567        678,584
Progress Energy, Inc. ..........       27,947      1,211,502
Public Service Enterprise Group,
 Inc. ..........................       26,218        841,598
Southern Co. (The)..............       84,758      2,406,280
TECO Energy, Inc. ..............       20,421        315,913
TXU Corp. ......................       38,307        715,575
Xcel Energy, Inc. ..............       47,385        521,235
                                                ------------
                                                  21,526,438
                                                ------------
ELECTRICAL EQUIPMENT (0.4%)
American Power Conversion Corp.
 (a)............................       23,768        360,085
Cooper Industries, Ltd. Class
 A..............................       11,507        419,430
Emerson Electric Co. ...........       49,780      2,531,313
Power-One, Inc. ................        8,985         50,945
Rockwell Automation, Inc. ......       22,671        469,517
Thomas & Betts Corp. (a)........        7,069        119,466
                                                ------------
                                                   3,950,756
                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Agilent Technologies, Inc.
 (a)............................       55,371        994,463
Jabil Circuit, Inc. (a).........       23,143        414,723
Millipore Corp. ................        5,545        188,530
Molex, Inc. ....................       23,293        536,671
PerkinElmer, Inc. ..............       14,827        122,323
Sanmina-SCI Corp. (a)...........       62,890        282,376
Solectron Corp. (a).............       97,359        345,624
Symbol Technologies, Inc. (a)...       26,665        219,186
Tektronix, Inc. (a).............       10,369        188,612


                                    SHARES         VALUE
                                  --------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (Continued)
Thermo Electron Corp. (a).......       19,438   $    391,093
Waters Corp. (a)................       15,800        344,124
                                                ------------
                                                   4,027,725
                                                ------------
ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes, Inc. .............       40,480      1,303,051
BJ Services Co. (a).............       18,900        610,659
Halliburton Co. ................       52,110        974,978
Nabors Industries, Ltd. (a).....       17,100        603,117
Noble Corp. (a).................       16,029        563,419
Rowan Co., Inc. (a).............       11,465        260,256
Schlumberger Ltd. ..............       68,965      2,902,737
Transocean, Inc. ...............       38,675        897,260
                                                ------------
                                                   8,115,477
                                                ------------
FOOD & DRUG RETAILING (1.1%)
Albertson's, Inc. ..............       45,016      1,002,056
CVS Corp. ......................       47,161      1,177,610
Kroger Co. (The) (a)............       91,910      1,420,010
Safeway, Inc. ..................       52,215      1,219,742
SUPERVALU, Inc. ................       16,077        265,431
SYSCO Corp. ....................       78,058      2,325,348
Walgreen Co. ...................      120,986      3,531,581
Winn-Dixie Stores, Inc. ........       17,913        273,711
                                                ------------
                                                  11,215,489
                                                ------------
FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland Co. .....       78,357        971,627
Campbell Soup Co. ..............       48,464      1,137,450
ConAgra Foods, Inc. ............       63,423      1,586,209
General Mills, Inc. ............       43,450      2,039,978
Heinz (H.J.) Co. ...............       41,404      1,360,950
Hershey Foods Corp. ............       16,417      1,107,162
Kellogg Co. ....................       48,453      1,660,484
Sara Lee Corp. .................       92,703      2,086,745
Wm. Wrigley Jr. Co. ............       26,574      1,458,381
                                                ------------
                                                  13,408,986
                                                ------------
GAS UTILITIES (0.3%)
KeySpan Corp. ..................       16,420        578,641
Kinder Morgan, Inc. ............       14,988        633,543
Nicor, Inc. ....................        5,713        194,412
NiSource, Inc. .................       28,821        576,420
Peoples Energy Corp. ...........        4,470        172,766
Sempra Energy...................       25,207        596,146
                                                ------------
                                                   2,751,928
                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Applera Corp. Applied Biosystems
 Group..........................       25,554        448,217
Bard (C.R.), Inc. ..............        6,258        362,964
Bausch & Lomb, Inc. ............        6,506        234,216
Baxter International, Inc. .....       70,540      1,975,120
Becton, Dickinson & Co. ........       30,344        931,257
Biomet, Inc. (a)................       30,872        884,792

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES         VALUE
                                  --------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (Continued)
Boston Scientific Corp. (a).....       48,578   $  2,065,537
Guidant Corp. (a)...............       36,928      1,139,229
Medtronic, Inc. ................      145,049      6,614,234
St. Jude Medical, Inc. (a)......       21,178        841,190
Stryker Corp. ..................       23,365      1,568,259
Zimmer Holdings, Inc. (a).......       23,616        980,536
                                                ------------
                                                  18,045,551
                                                ------------
HEALTH CARE PROVIDERS & SERVICES (1.8%)
Aetna, Inc. ....................       18,074        743,203
AmerisourceBergen Corp. ........       12,785        694,352
Anthem, Inc. (a)................       16,973      1,067,602
Cardinal Health, Inc. ..........       52,579      3,112,151
CIGNA Corp. ....................       16,875        693,900
HCA, Inc. ......................       61,022      2,532,413
Health Management Associates,
 Inc. (a).......................       29,000        519,100
HEALTHSOUTH Corp. (a)...........       47,739        200,504
Humana, Inc. (a)................       20,779        207,790
IMS Health, Inc. ...............       34,211        547,376
Manor Care, Inc. (a)............       11,473        213,513
McKesson Corp. .................       34,837        941,644
Quest Diagnostics, Inc. (a).....       11,600        660,040
Quintiles Transnational Corp.
 (a)............................       14,279        172,776
Tenet Healthcare Corp. (a)......       57,682        945,985
UnitedHealth Group, Inc. (a)....       36,137      3,017,440
WellPoint Health Networks, Inc.
 (a)............................       17,652      1,256,116
                                                ------------
                                                  17,525,905
                                                ------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
Carnival Corp. .................       69,339      1,730,008
Darden Restaurants, Inc. .......       20,226        413,622
Harrah's Entertainment, Inc.
 (a)............................       13,464        533,174
Hilton Hotels Corp. ............       45,297        575,733
International Game Technology
 (a)............................       10,430        791,846
Marriott International, Inc.
 Class A........................       28,287        929,794
McDonald's Corp. ...............      150,631      2,422,146
Starbucks Corp. (a).............       46,450        946,651
Starwood Hotels & Resorts
 Worldwide, Inc. ...............       23,645        561,332
Wendy's International, Inc. ....       13,836        374,541
Yum! Brands, Inc. (a)...........       35,364        856,516
                                                ------------
                                                  10,135,363
                                                ------------
HOUSEHOLD DURABLES (0.5%)
American Greetings Corp. Class
 A..............................        8,026        126,811
Black & Decker Corp. (The)......        9,828        421,523
Centex Corp. ...................        7,396        371,279
Fortune Brands, Inc. ...........       18,000        837,180
KB Home.........................        6,061        259,714
Leggett & Platt, Inc. ..........       23,165        519,823
Maytag Corp. ...................        9,620        274,170
Newell Rubbermaid, Inc. ........       32,146        974,988
Pulte Homes, Inc. ..............        7,115        340,595


                                    SHARES         VALUE
                                  --------------------------
HOUSEHOLD DURABLES (Continued)
Snap-on, Inc. ..................        7,271   $    204,388
Stanley Works (The).............       10,861        375,573
Tupperware Corp. ...............        7,086        106,857
Whirlpool Corp. ................        8,214        428,935
                                                ------------
                                                   5,241,836
                                                ------------
HOUSEHOLD PRODUCTS (2.1%)
Clorox Co. (The)................       26,179      1,079,884
Colgate-Palmolive Co. ..........       63,928      3,351,745
Kimberly-Clark Corp. ...........       61,029      2,897,046
Procter & Gamble Co. (The)......      154,366     13,266,214
                                                ------------
                                                  20,594,889
                                                ------------
INDUSTRIAL CONGLOMERATES (4.0%)
3M Co. .........................       46,337      5,713,352
General Electric Co. (c)........    1,182,710     28,798,989
Textron, Inc. ..................       16,267        699,318
Tyco International Ltd. ........      235,697      4,025,705
                                                ------------
                                                  39,237,364
                                                ------------
INSURANCE (4.8%)
ACE, Ltd. ......................       31,400        921,276
AFLAC, Inc. ....................       61,077      1,839,639
Allstate Corp. (The)............       83,308      3,081,563
Ambac Financial Group, Inc. ....       12,811        720,491
American International Group,
 Inc. ..........................      309,984     17,932,573
Aon Corp. ......................       36,063        681,230
Chubb Corp. (The)...............       20,625      1,076,625
Cincinnati Financial Corp. .....       19,149        719,045
Hartford Financial Services
 Group, Inc. (The)..............       30,310      1,376,983
Jefferson-Pilot Corp. ..........       17,100        651,681
John Hancock Financial Services,
 Inc. ..........................       34,258        955,798
Lincoln National Corp. .........       21,042        664,506
Loews Corp. ....................       21,945        975,675
Marsh & McLennan Cos., Inc. ....       63,308      2,925,463
MBIA, Inc. .....................       17,263        757,155
MetLife, Inc. ..................       82,890      2,241,346
MGIC Investment Corp. ..........       12,162        502,291
Progressive Corp. (The).........       25,694      1,275,193
Prudential Financial, Inc.
 (a)............................       67,316      2,136,610
SAFECO Corp. ...................       16,464        570,807
St. Paul Cos., Inc. (The).......       26,916        916,490
Torchmark Corp. ................       14,392        525,740
Travelers Property Casualty
 Corp. Class B (a)..............      118,075      1,729,799
UNUMProvident Corp. ............       28,550        500,767
XL Capital Ltd. Class A.........       16,171      1,249,210
                                                ------------
                                                  46,927,956
                                                ------------
INTERNET & CATALOG RETAIL (0.3%)
eBay, Inc. (a)..................       36,700      2,488,994
                                                ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                    SHARES         VALUE
                                  --------------------------
INTERNET SOFTWARE & SERVICES (0.1%)
Yahoo!, Inc. (a)................       70,235   $  1,148,342
                                                ------------
IT CONSULTING & SERVICES (0.3%)
Computer Sciences Corp. (a).....       20,580        708,981
Electronic Data Systems
 Corp. .........................       57,569      1,060,997
SunGard Data Systems, Inc.
 (a)............................       33,700        793,972
Unisys Corp. (a)................       37,977        375,972
                                                ------------
                                                   2,939,922
                                                ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Brunswick Corp. ................       10,844        215,362
Eastman Kodak Co. ..............       35,174      1,232,497
Hasbro, Inc. ...................       21,089        243,578
Mattel, Inc. ...................       52,052        996,796
                                                ------------
                                                   2,688,233
                                                ------------
MACHINERY (1.2%)
Caterpillar, Inc. ..............       40,618      1,857,055
Cummins, Inc. ..................        5,184        145,826
Danaher Corp. ..................       18,201      1,195,806
Deere & Co. ....................       28,593      1,310,989
Dover Corp. ....................       23,903        697,010
Eaton Corp. ....................        8,526        665,966
Illinois Tool Works, Inc. ......       36,165      2,345,662
Ingersoll-Rand Co. Class A......       20,356        876,529
ITT Industries, Inc. ...........       10,950        664,556
Navistar International Corp.
 (a)............................        7,622        185,291
PACCAR, Inc. ...................       14,278        658,644
Pall Corp. .....................       15,326        255,638
Parker-Hannifin Corp. ..........       14,235        656,661
                                                ------------
                                                  11,515,633
                                                ------------
MEDIA (4.0%)
AOL Time Warner, Inc. (a).......      531,260      6,959,506
Clear Channel Communications,
 Inc. (a).......................       72,316      2,696,664
Comcast Corp. Class A (a).......      274,323      6,465,793
Dow Jones & Co., Inc. ..........       10,261        443,583
Gannett Co., Inc. ..............       31,551      2,265,362
Interpublic Group of Cos., Inc.
 (The)..........................       45,590        641,907
Knight-Ridder, Inc. ............        9,890        625,543
McGraw-Hill Cos., Inc. (The)....       22,907      1,384,499
Meredith Corp. .................        5,960        245,016
New York Times Co. (The) Class
 A..............................       18,333        838,368
Omnicom Group, Inc. ............       22,515      1,454,469
TMP Worldwide, Inc. ............       12,967        146,657
Tribune Co. ....................       36,120      1,642,015
Univision Communications, Inc.
 Class A (a)....................       27,657        677,597
Viacom, Inc. Class B (a)........      209,349      8,533,064
Walt Disney Co. (The)...........      242,746      3,959,187
                                                ------------
                                                  38,979,230
                                                ------------


                                    SHARES         VALUE
                                  --------------------------
METALS & MINING (0.5%)
Alcoa, Inc. ....................       99,713   $  2,271,462
Allegheny Technologies, Inc. ...       10,303         64,188
Freeport-McMoRan Copper & Gold,
 Inc. Class B (a)...............       17,491        293,499
Newmont Mining Corp. ...........       48,350      1,403,601
Nucor Corp. ....................        9,388        387,724
Phelps Dodge Corp. (a)..........       10,701        338,687
United States Steel Corp. ......       10,944        143,585
Worthington Industries, Inc. ...       10,647        162,260
                                                ------------
                                                   5,065,006
                                                ------------
MULTILINE RETAIL (3.9%)
Big Lots, Inc. (a)..............       13,661        180,735
Costco Wholesale Corp. (a)......       53,739      1,507,916
Dillard's, Inc. Class A.........       10,148        160,947
Dollar General Corp. ...........       40,693        486,281
Family Dollar Stores, Inc. .....       20,841        650,448
Federated Department Stores,
 Inc. (a).......................       23,321        670,712
J.C. Penney Co., Inc. Holding
 Co. ...........................       32,297        743,154
Kohl's Corp. ...................       39,713      2,221,942
May Department Stores Co.
 (The)..........................       34,389        790,259
Nordstrom, Inc. ................       16,677        316,363
Sears, Roebuck and Co. .........       37,327        893,982
Target Corp. ...................      107,198      3,215,940
Wal-Mart Stores, Inc. ..........      524,595     26,497,294
                                                ------------
                                                  38,335,973
                                                ------------
MULTI-UTILITIES & UNREGULATED POWER (0.3%)
AES Corp. (The) (a).............       64,654        195,255
Calpine Corp. (a)...............       44,947        146,527
Duke Energy Corp. ..............      104,869      2,049,141
Dynegy, Inc. Class A............       42,505         50,156
El Paso Corp. ..................       69,824        485,975
Mirant Corp. (a)................       48,570         91,797
Williams Cos., Inc. (The).......       62,410        168,507
                                                ------------
                                                   3,187,358
                                                ------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp. (a).................       87,239        702,274
                                                ------------
OIL & GAS (5.1%)
Amerada Hess Corp. .............       10,765        592,613
Anadarko Petroleum Corp. .......       29,843      1,429,480
Apache Corp. ...................       17,338        988,093
Ashland, Inc. ..................        8,765        250,065
Burlington Resources, Inc. .....       24,330      1,037,675
ChevronTexaco Corp. ............      126,933      8,438,506
ConocoPhillips..................       80,485      3,894,669
Devon Energy Corp. .............       18,844        864,940
EOG Resources, Inc. ............       13,686        546,345
ExxonMobil Corp. ...............      799,719     27,942,182
Kerr-McGee Corp. ...............       12,050        533,815
Marathon Oil Corp. .............       37,366        795,522

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES         VALUE
                                  --------------------------
OIL & GAS (Continued)
Occidental Petroleum Corp. .....       45,027   $  1,281,018
Sunoco, Inc. ...................        9,185        304,758
Unocal Corp. ...................       30,547        934,127
                                                ------------
                                                  49,833,808
                                                ------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp. ............        6,951        175,304
Georgia-Pacific Corp. ..........       29,726        480,372
International Paper Co. ........       56,855      1,988,219
Louisiana-Pacific Corp. (a).....       12,928        104,200
MeadWestvaco Corp. .............       24,057        594,449
Weyerhaeuser Co. ...............       26,299      1,294,174
                                                ------------
                                                   4,636,718
                                                ------------
PERSONAL PRODUCTS (0.6%)
Alberto-Culver Co. Class B......        6,913        348,415
Avon Products, Inc. ............       27,848      1,500,172
Gillette Co. (The)..............      125,367      3,806,142
                                                ------------
                                                   5,654,729
                                                ------------
PHARMACEUTICALS (10.0%)
Abbott Laboratories.............      185,684      7,427,360
Allergan, Inc. .................       15,569        897,086
Bristol-Myers Squibb Co. .......      230,171      5,328,459
Forest Laboratories, Inc. (a)...       21,518      2,113,498
Johnson & Johnson...............      353,081     18,963,981
King Pharmaceuticals, Inc.
 (a)............................       29,628        509,304
Lilly (Eli) & Co. ..............      133,490      8,476,615
Merck & Co., Inc. ..............      266,925     15,110,624
Pfizer, Inc. ...................      732,405     22,389,621
Pharmacia Corp. ................      153,621      6,421,358
Schering-Plough Corp. ..........      174,266      3,868,705
Watson Pharmaceuticals, Inc.
 (a)............................       12,504        353,488
Wyeth...........................      157,524      5,891,398
                                                ------------
                                                  97,751,497
                                                ------------
REAL ESTATE (0.3%)
Equity Office Properties
 Trust..........................       48,971      1,223,296
Equity Residential..............       32,800        806,224
Plum Creek Timber Co., Inc. ....       22,500        531,000
Simon Property Group, Inc. .....       22,100        752,947
                                                ------------
                                                   3,313,467
                                                ------------
ROAD & RAIL (0.5%)
Burlington Northern Santa Fe
 Corp. .........................       44,910      1,168,109
CSX Corp. ......................       25,949        734,616
Norfolk Southern Corp. .........       45,864        916,821
Union Pacific Corp. ............       29,855      1,787,419
                                                ------------
                                                   4,606,965
                                                ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.8%)
Advanced Micro Devices, Inc.
 (a)............................       41,781        269,905
Altera Corp. (a)................       46,968        579,116
Analog Devices, Inc. (a)........       43,214      1,031,518
Applied Materials, Inc. (a).....      194,350      2,532,381


                                    SHARES         VALUE
                                  --------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (Continued)
Applied Micro Circuits Corp.
 (a)............................       35,996   $    132,825
Broadcom Corp. Class A (a)......       32,828        494,390
Intel Corp. ....................      787,418     12,260,098
KLA-Tencor Corp. (a)............       22,652        801,201
Linear Technology Corp. ........       37,031        952,437
LSI Logic Corp. (a).............       43,883        253,205
Maxim Integrated Products, Inc.
 (a)............................       38,105      1,258,989
Micron Technology, Inc. (a).....       72,384        705,020
National Semiconductor Corp.
 (a)............................       20,942        314,340
Novellus Systems, Inc. (a)......       17,086        479,775
NVIDIA Corp. (a)................       17,500        201,425
PMC-Sierra, Inc. (a)............       19,977        111,072
QLogic Corp. (a)................       11,148        384,718
Teradyne, Inc. (a)..............       21,925        285,244
Texas Instruments, Inc. ........      204,805      3,074,123
Xilinx, Inc. (a)................       40,287        829,912
                                                ------------
                                                  26,951,694
                                                ------------
SOFTWARE (4.8%)
Adobe Systems, Inc. ............       28,707        711,962
Autodesk, Inc. .................       12,976        185,557
BMC Software, Inc. (a)..........       27,943        478,105
Citrix Systems, Inc. (a)........       21,898        269,783
Computer Associates
 International, Inc. ...........       69,771        941,909
Compuware Corp. (a).............       44,610        214,128
Electronic Arts, Inc. (a).......       16,761        834,195
Intuit, Inc. (a)................       24,426      1,146,068
Mercury Interactive Corp. (a)...        9,771        289,710
Microsoft Corp. (a)(c)..........      635,418     32,851,111
Novell, Inc. (a)................       40,654        135,784
Oracle Corp. (a)................      636,555      6,874,794
Parametric Technology Corp.
 (a)............................       34,262         86,340
PeopleSoft, Inc. (a)............       36,706        671,720
Rational Software Corp. (a).....       23,500        244,165
Siebel Systems, Inc. (a)........       56,011        418,962
VERITAS Software Corp. (a)......       48,489        757,398
                                                ------------
                                                  47,111,691
                                                ------------
SPECIALTY RETAIL (2.1%)
AutoZone, Inc. (a)..............       11,667        824,274
Bed Bath & Beyond, Inc. (a).....       35,101      1,212,038
Best Buy Co., Inc. (a)..........       38,287        924,631
Circuit City Stores, Inc. ......       25,033        185,745
Gap, Inc. (The).................      105,012      1,629,786
Home Depot, Inc. (The)..........      276,422      6,623,071
Limited Brands, Inc. ...........       62,636        872,519
Lowe's Cos., Inc. ..............       92,769      3,478,837
Office Depot, Inc. .............       35,890        529,736
RadioShack Corp. ...............       20,901        391,685
Sherwin-Williams Co. (The)......       18,110        511,608
Staples, Inc. ..................       55,638      1,018,175
Tiffany & Co. ..................       18,002        430,428

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                      SHARES       VALUE
                                  --------------------------
SPECIALTY RETAIL (Continued)
TJX Cos., Inc. (The)............       62,732   $  1,224,529
Toys "R" Us, Inc. (a)...........       24,059        240,590
                                                ------------
                                                  20,097,652
                                                ------------
TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Jones Apparel Group, Inc. (a)...       15,500        549,320
Liz Claiborne, Inc. ............       13,292        394,108
NIKE, Inc. Class B..............       31,560      1,403,473
Reebok International Ltd. (a)...        6,941        204,066
V.F. Corp. .....................       13,468        485,521
                                                ------------
                                                   3,036,488
                                                ------------
TOBACCO (1.1%)
Philip Morris Cos., Inc. .......      245,867      9,964,990
R.J. Reynolds Tobacco Holdings,
 Inc. ..........................       10,700        450,577
UST, Inc. ......................       20,064        670,739
                                                ------------
                                                  11,086,306
                                                ------------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Genuine Parts Co. ..............       20,813        641,040
Grainger (W.W.), Inc. ..........       10,913        562,565
                                                ------------
                                                   1,203,605
                                                ------------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
AT&T Wireless Services, Inc.
 (a)............................      319,772      1,806,712
Nextel Communications, Inc.
 Class A (a)....................      114,477      1,322,209
Sprint Corp. (PCS Group) (a)....      119,457        523,222
                                                ------------
                                                   3,652,143
                                                ------------
Total Common Stocks (Cost
 $1,139,089,246)................                 964,245,685(d)
                                                ------------

SHORT-TERM INVESTMENTS (1.3%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
U.S. GOVERNMENT (1.3%)
United States Treasury Bills
 1.52%, due 1/9/03 (c)..........  $ 1,000,000        999,753
 1.56%, due 1/16/03 (c).........   11,400,000     11,394,596
                                                ------------
Total Short-Term Investments
 (Cost $12,394,349).............                  12,394,349
                                                ------------
Total Investments (Cost
 $1,151,483,595) (e)............        100.0%   976,640,034(f)
Cash and Other Assets, Less
 Liabilities....................          0.0(b)      666,387
                                  -----------   ------------
Net Assets......................        100.0%  $977,306,421
                                  ===========   ============

FUTURES CONTRACTS (-0.0%)(b)
                                   CONTRACTS     UNREALIZED
                                     LONG       DEPRECIATION(g)
                                  --------------------------
Standard & Poor's 500 Index
 March 2003.....................           54   $   (223,186)
 Mini March 2003................            1           (786)
                                                ------------
Total Futures Contracts
 (Settlement Value $11,909,095)
 (d)............................                $   (223,972)
                                                ============
------------------------------------------------------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) Segregated as collateral for futures contracts.
(d) The combined market value of common stocks and
    settlement value of Standard & Poor's 500 Index futures
    contracts represents 99.9% of net assets.
(e) The cost for federal income tax purposes is
    $1,156,175,157.
(f) At December 31, 2002 net unrealized depreciation was
    $179,535,123, based on cost for federal income tax
    purposes. This consisted of aggregate gross unrealized
    appreciation for all investments on which there was an
    excess of market value over cost of $117,283,659 and
    aggregate gross unrealized depreciation for all
    investments on which there was an excess of cost over
    market value of $296,818,782.
(g) Represents the difference between the value of the
    contracts at the time they were opened and the value at
    December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $1,151,483,595).....   $  976,640,034
Cash...................................           28,008
Receivables:
  Dividends and interest...............        1,518,030
  Investment securities sold...........          713,881
  Fund shares sold.....................          247,734
  Variation margin on futures
    contracts..........................           19,315
                                          --------------
        Total assets...................      979,167,002
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......        1,243,398
  Shareholder communication............          213,054
  Administrator........................          169,403
  Fund shares redeemed.................           85,043
  Adviser..............................           84,702
  Custodian............................           18,211
Accrued expenses.......................           46,770
                                          --------------
        Total liabilities..............        1,860,581
                                          --------------
Net assets applicable to outstanding
  shares...............................   $  977,306,421
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      552,627
Additional paid-in capital.............    1,226,459,511
Accumulated undistributed net
  investment income....................           68,970
Accumulated net realized loss on
  investments..........................      (74,707,154)
Net unrealized depreciation on
  investments and futures
  transactions.........................     (175,067,533)
                                          --------------
Net assets applicable to outstanding
  shares...............................   $  977,306,421
                                          ==============
Shares of capital stock outstanding....       55,262,694
                                          ==============
Net asset value per share
  outstanding..........................   $        17.68
                                          ==============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $   17,856,828
  Interest.............................          762,828
                                          --------------
        Total income...................       18,619,656
                                          --------------
Expenses:
  Administration.......................        2,285,867
  Advisory.............................        1,142,933
  Shareholder communication............          523,960
  Professional.........................          179,627
  Custodian............................          131,534
  Directors............................           50,500
  Miscellaneous........................           65,254
                                          --------------
        Total expenses.................        4,379,675
                                          --------------
Net investment income..................       14,239,981
                                          --------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss from:
  Security transactions................      (57,522,603)
  Futures transactions.................      (16,272,063)
                                          --------------
Net realized loss on investments.......      (73,794,666)
                                          --------------
Net change in unrealized depreciation
  on:
  Security transactions................     (238,568,613)
  Futures transactions.................         (284,279)
                                          --------------
Net unrealized loss on investments.....     (238,852,892)
                                          --------------
Net realized and unrealized loss on
  investments..........................     (312,647,558)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (298,407,577)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $70,735.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                   2002             2001
                                                              ----------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   14,239,981   $   13,911,460
  Net realized gain (loss) on investments and futures
    transactions............................................     (73,794,666)      16,094,041
  Net change in unrealized appreciation (depreciation) on
    investments and futures transactions....................    (238,852,892)    (218,843,408)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (298,407,577)    (188,837,907)
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................     (14,142,657)     (13,858,705)
  From net realized gain on investments.....................      (3,728,362)     (13,919,122)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......     (17,871,019)     (27,777,827)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     254,794,424      532,868,178
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      17,871,019       27,777,827
                                                              --------------   --------------
                                                                 272,665,443      560,646,005
  Cost of shares redeemed...................................    (306,020,919)    (544,666,721)
                                                              --------------   --------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................     (33,355,476)      15,979,284
                                                              --------------   --------------
Net decrease in net assets..................................    (349,634,072)    (200,636,450)
NET ASSETS:
Beginning of year...........................................   1,326,940,493    1,527,576,943
                                                              --------------   --------------
End of year.................................................  $  977,306,421   $1,326,940,493
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  year......................................................  $       68,970   $       42,904
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                             YEAR ENDED DECEMBER 31
                                                            2002         2001         2000         1999         1998
                                                         ---------------------------------------------------------
Net asset value at beginning of year...................  $    23.14   $    26.88   $    30.50   $    25.89   $    20.58
                                                         ----------   ----------   ----------   ----------   ----------
Net investment income..................................        0.26         0.25         0.27         0.28         0.26
Net realized and unrealized gain (loss) on
  investments..........................................       (5.40)       (3.49)       (3.10)        5.06         5.58
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations.......................       (5.14)       (3.24)       (2.83)        5.34         5.84
                                                         ----------   ----------   ----------   ----------   ----------
Less dividends and distributions:
  From net investment income...........................       (0.26)       (0.25)       (0.27)       (0.28)       (0.26)
  From net realized gain on investments................       (0.06)       (0.25)       (0.52)       (0.45)       (0.27)
                                                         ----------   ----------   ----------   ----------   ----------
Total dividends and distributions......................       (0.32)       (0.50)       (0.79)       (0.73)       (0.53)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value at end of year.........................  $    17.68   $    23.14   $    26.88   $    30.50   $    25.89
                                                         ==========   ==========   ==========   ==========   ==========
Total investment return................................      (22.21%)     (12.11%)      (9.32%)      20.70%       28.49%
Ratios (to average net assets)/Supplemental Data:
  Net investment income................................        1.25%        1.01%        0.94%        1.13%        1.30%
  Expenses.............................................        0.38%        0.37%        0.37%        0.36%        0.38%
Portfolio turnover rate................................           5%           4%           6%           3%           4%
Net assets at end of year (in 000's)...................  $  977,306   $1,326,940   $1,527,577   $1,521,085   $  946,785

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (96.9%)+

                                       SHARES        VALUE
                                      -----------------------
BELGIUM (3.3%)
Colruyt N.V. (multi-industry).......     5,293    $   291,610
Electrabel, S.A.
 (utilities-electrical & gas).......     7,269      1,765,902
                                                  -----------
                                                    2,057,512
                                                  -----------
FRANCE (3.4%)
Aventis, S.A. (health & personal
 care)..............................    17,903        973,188
BNP Paribas, S.A. (banking).........    18,854        768,267
Groupe Danone, S.A. (food &
 household products)................     1,220        164,130
L'Oreal, S.A. (health & personal
 care)..............................     2,180        165,972
                                                  -----------
                                                    2,071,557
                                                  -----------
GERMANY (9.8%)
Bayerische Motoren Werke AG
 (automobiles)......................    75,974      2,308,100
Deutsche Boerse AG (financial
 services)..........................    59,943      2,390,359
Schering AG (health & personal
 care)..............................    30,430      1,325,229
                                                  -----------
                                                    6,023,688
                                                  -----------
HONG KONG (5.9%)
Hongkong Electric Holdings, Ltd.
 (utilities-electrical & gas).......   798,000      3,018,696
Yue Yuen Industrial Holdings, Ltd.
 (recreation & other consumer
 goods).............................   196,900        638,794
                                                  -----------
                                                    3,657,490
                                                  -----------
INDIA (1.2%)
HDFC Bank, Ltd. ADR (financial
 services) (b)......................     2,800         37,688
ITC, Ltd. GDR (beverages & tobacco)
 (c)(d).............................    49,000        674,862
                                                  -----------
                                                      712,550
                                                  -----------
IRELAND (2.1%)
Bank of Ireland (banking)...........   125,195      1,286,207
                                                  -----------
ITALY (4.0%)
Snam Rete Gas S.p.A.
 (utilities-electrical & gas).......   719,155      2,452,714
                                                  -----------

JAPAN (7.4%)
Canon, Inc. (data processing &
 reproduction)......................    36,000      1,356,029
Canon, Inc. ADR (data processing &
 reproduction) (b)..................    12,211        449,975
FANUC, Ltd. (electronic components &
 instruments).......................     3,500        154,841
Kao Corp. (food & household
 products)..........................     7,000        153,661
Nintendo Co., Ltd. (recreation &
 other consumer goods)..............    24,500      2,289,585
Takeda Chemical Industries, Ltd.
 (health & personal care)...........     3,900        163,007
                                                  -----------
                                                    4,567,098
                                                  -----------


                                       SHARES        VALUE
                                      -----------------------
NETHERLANDS (10.6%)
Euronext N.V. (financial
 services)..........................    57,801    $ 1,256,193
Heineken N.V. (beverages &
 tobacco)...........................    15,935        622,065
TPG N.V. (business & public
 services)..........................   160,942      2,609,390
Unilever N.V. (CVA) (food &
 household products)................    14,809        909,900
Unilever N.V. (NY Shares) (food &
 household products)................    18,450      1,138,550
                                                  -----------
                                                    6,536,098
                                                  -----------
SPAIN (5.9%)
Amadeus Global Travel Distribution,
 S.A.
 Class A (leisure & tourism)........    30,895        127,415
Banco Popular Espanol, S.A.
 (banking)..........................    45,101      1,844,411
Iberdrola, S.A.
 (utilities-electrical & gas).......   121,561      1,703,008
                                                  -----------
                                                    3,674,834
                                                  -----------
SWEDEN (2.0%)
ForeningsSparbanken AB (banking)....    13,715        162,125
Sandvik AB (machinery &
 engineering).......................     1,860         41,519
Svenska Handelsbanken AB Class A
 (banking)..........................    79,890      1,063,574
                                                  -----------
                                                    1,267,218
                                                  -----------
SWITZERLAND (11.2%)
Nestle, S.A. Registered (food &
 household products)................    14,757      3,127,071
Novartis AG Registered (health &
 personal care).....................    35,000      1,277,030
Roche Holdings AG (health & personal
 care)..............................     2,270        158,179
Synthes-Stratec, Inc. (health &
 personal care).....................     1,815      1,113,127
UBS AG Registered (banking) (a).....    12,363        600,849
UBS AG Registered (NY Shares)
 (banking) (a)......................    13,805        664,297
                                                  -----------
                                                    6,940,553
                                                  -----------
UNITED KINGDOM (28.6%)
AstraZeneca PLC ADR (health &
 personal care) (b).................     4,365        156,004
BP PLC ADR (oil & gas) (b)..........    17,600        715,440
Diageo PLC (beverages & tobacco)....   252,329      2,742,015
Diageo PLC ADR (beverages & tobacco)
 (b)................................     4,800        210,240
Exel PLC
 (transportation-shipping)..........    69,277        767,320
HSBC Holdings PLC (banking).........    14,500        160,253
Lloyds TSB Group PLC (banking)......   221,705      1,591,876
Lloyds TSB Group PLC ADR (banking)
 (b)................................     7,585        216,855
London Stock Exchange PLC (financial
 services)..........................    93,588        475,732
Next PLC (merchandising)............   172,416      2,044,322
Reckitt Benckiser PLC (food &
 household products)................   138,271      2,682,360

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                      -----------------------
UNITED KINGDOM (Continued)
Rentokil Initial PLC (business &
 public services)...................   811,417    $ 2,873,861
Rio Tinto PLC Registered (metals-
 non ferrous).......................     8,510        169,883
Tesco PLC (merchandising)...........   860,208      2,686,607
William Morrison Supermarkets PLC
 (food & household products)........    56,962        198,079
                                                  -----------
                                                   17,690,847
                                                  -----------
UNITED STATES (1.5%)
AFLAC, Inc. (insurance).............    30,880        930,106
                                                  -----------
Total Common Stocks
 (Cost $59,335,984).................               59,868,472
                                                  -----------

PREFERRED STOCK (2.1%)

GERMANY (2.1%)
Porsche AG (automobiles)
 E1.53 (g)..........................     3,070      1,275,777
                                                  -----------
Total Preferred Stock
 (Cost $1,143,833)..................                1,275,777
                                                  -----------

SHORT-TERM INVESTMENT (0.7%)
                                      PRINCIPAL
                                       AMOUNT
                                      ---------
COMMERCIAL PAPER (0.7%)
UNITED STATES (0.7%)
UBS Finance Delaware LLC (financial
 services)
 1.20%, due 1/2/03..................  $435,000        434,985
                                                  -----------

Total Short-Term Investment
 (Cost $434,985)....................                  434,985
                                                  -----------
Total Investments
 (Cost $60,914,802) (e).............      99.7%    61,579,234(f)
Cash and Other Assets,
 Less Liabilities...................       0.3        184,239
                                      --------    -----------
Net Assets..........................     100.0%   $61,763,473
                                      ========    ===========

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) May be sold to institutional investors only.
(d) GDR--Global Depositary Receipt.
(e) The cost for federal income tax purposes is $61,251,910.
(f) At December 31, 2002 net unrealized appreciation was $327,324, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,302,516 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,975,192.
(g) The following abbreviation is used in the above portfolio:
    E--Euro

The table below sets forth the diversification of International Equity Portfolio investments by industry.

INDUSTRY DIVERSIFICATION

                                     VALUE       PERCENT+
                                  -----------------------
Automobiles.....................  $ 3,583,877       5.8%
Banking.........................    8,358,713      13.5
Beverages & Tobacco.............    4,249,183       6.9
Business & Public Services......    5,483,250       8.9
Data Processing &
  Reproduction..................    1,806,005       2.9
Electronic Components &
  Instruments...................      154,841       0.3
Financial Services..............    4,594,958       7.4
Food & Household Products.......    8,373,751      13.6
Health & Personal Care..........    5,331,736       8.6
Insurance.......................      930,106       1.5
Leisure & Tourism...............      127,415       0.2
Machinery & Engineering.........       41,519       0.1
Merchandising...................    4,730,929       7.7
Metals-Non Ferrous..............      169,883       0.3
Multi-Industry..................      291,610       0.5
Recreation & Other Consumer
  Goods.........................    2,928,378       4.7
Transportation-Shipping.........      767,320       1.2
Utilities-Electrical & Gas......    9,655,760      15.6
                                  -----------     ------
                                   61,579,234      99.7
Cash and Other Assets, Less
  Liabilities...................      184,239       0.3
                                  -----------     ------
Net Assets......................  $61,763,473     100.0%
                                  ===========     ======

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $60,914,802)..........   $ 61,579,234
Cash denominated in foreign currencies
  (identified cost $2,969)...............          2,981
Cash.....................................          2,360
Receivables:
  Dividends..............................        259,791
  Fund shares sold.......................         27,183
                                            ------------
        Total assets.....................     61,871,549
                                            ------------
LIABILITIES:
Payables:
  Adviser................................         31,538
  Professional...........................         19,183
  Custodian..............................         14,590
  Fund shares redeemed...................         14,242
  Shareholder communication..............         11,597
  Administrator..........................         10,513
Accrued expenses.........................          6,413
                                            ------------
        Total liabilities................        108,076
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 61,763,473
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $     65,142
Additional paid-in capital...............     72,014,222
Accumulated net realized loss on
  investments............................    (11,091,586)
Net unrealized appreciation on
  investments............................        664,432
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies......        111,263
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 61,763,473
                                            ============
Shares of capital stock outstanding......      6,514,156
                                            ============
Net asset value per share outstanding....   $       9.48
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $  1,263,419
  Interest...............................         50,102
                                            ------------
        Total income.....................      1,313,521
                                            ------------
Expenses:
  Advisory...............................        364,807
  Administration.........................        121,602
  Custodian..............................         70,513
  Professional...........................         44,348
  Shareholder communication..............         27,014
  Portfolio pricing......................         23,812
  Directors..............................          2,619
  Miscellaneous..........................         17,307
                                            ------------
        Total expenses...................        672,022
                                            ------------
Net investment income....................        641,499
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................     (2,257,987)
  Foreign currency transactions..........        250,311
                                            ------------
Net realized loss on investments and
  foreign currency transactions..........     (2,007,676)
                                            ------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions..................       (746,133)
  Translation of other assets and
    liabilities in foreign currencies....        121,317
                                            ------------
Net unrealized loss on investments and
  foreign currency transactions..........       (624,816)
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions...........................     (2,632,492)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $ (1,990,993)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $131,558.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002            2001
                                                              --------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $     641,499   $     600,836
  Net realized loss on investments and foreign currency
    transactions............................................     (2,007,676)     (8,632,261)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........       (624,816)       (750,754)
                                                              -------------   -------------
  Net decrease in net assets resulting from operations......     (1,990,993)     (8,782,179)
                                                              -------------   -------------
Dividends and distributions to shareholders:
  From net investment income................................       (878,798)       (780,439)
  From net realized gain on investments and foreign currency
    transactions............................................             --        (172,701)
                                                              -------------   -------------
    Total dividends and distributions to shareholders.......       (878,798)       (953,140)
                                                              -------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................    203,047,936      79,751,832
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............        878,798         953,140
                                                              -------------   -------------
                                                                203,926,734      80,704,972
  Cost of shares redeemed...................................   (194,808,009)    (80,884,118)
                                                              -------------   -------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................      9,118,725        (179,146)
                                                              -------------   -------------
Net increase (decrease) in net assets.......................      6,248,934      (9,914,465)
NET ASSETS:
Beginning of year...........................................     55,514,539      65,429,004
                                                              -------------   -------------
End of year.................................................  $  61,763,473   $  55,514,539
                                                              =============   =============
Accumulated net investment loss at end of year..............  $          --   $     (62,967)
                                                              =============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                            YEAR ENDED DECEMBER 31
                                                                2002      2001         2000      1999      1998
                                                              ---------------------------------------------
Net asset value at beginning of year........................  $ 10.06    $ 11.90      $ 15.48   $ 12.40   $ 10.31
                                                              -------    -------      -------   -------   -------
Net investment income.......................................     0.11       0.11(a)      0.07(a)    0.11     0.23
Net realized and unrealized gain (loss) on investments......    (0.63)     (1.78)       (2.97)     3.46      2.20
Net realized and unrealized gain (loss) on foreign currency
  transactions..............................................     0.08      (0.00)(b)     0.12     (0.12)    (0.05)
                                                              -------    -------      -------   -------   -------
Total from investment operations............................    (0.44)     (1.67)       (2.78)     3.45      2.38
                                                              -------    -------      -------   -------   -------
Less dividends and distributions:
  From net investment income................................    (0.14)     (0.14)       (0.09)    (0.05)    (0.29)
  From net realized gain on investments.....................       --      (0.03)       (0.71)    (0.32)       --
                                                              -------    -------      -------   -------   -------
Total dividends and distributions...........................    (0.14)     (0.17)       (0.80)    (0.37)    (0.29)
                                                              -------    -------      -------   -------   -------
Net asset value at end of year..............................  $  9.48    $ 10.06      $ 11.90   $ 15.48   $ 12.40
                                                              =======    =======      =======   =======   =======
Total investment return.....................................    (4.41%)   (14.02%)     (18.06%)   28.06%    23.11%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................     1.06%      1.04%        0.53%     0.78%     1.13%
  Net expenses..............................................     1.11%      1.12%        1.01%     1.07%     0.97%
  Expenses (before reimbursement)...........................     1.11%      1.12%        1.01%     1.07%     1.17%
Portfolio turnover rate.....................................      102%       130%          28%       37%       57%
Net assets at end of year (in 000's)........................  $61,763    $55,515      $65,429   $72,339   $38,006

------------
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (99.9%)+

                                        SHARES      VALUE
                                        --------------------
AEROSPACE & DEFENSE (0.4%)
Goodrich Corp. .......................    218    $     3,994
Precision Castparts Corp. ............    567         13,749
Rockwell Collins, Inc. ...............  3,907         90,877
                                                 -----------
                                                     108,620
                                                 -----------
AIR FREIGHT & LOGISTICS (0.3%)
CNF Transportation, Inc. .............  1,174         39,024
Ryder System, Inc. ...................  2,314         51,926
                                                 -----------
                                                      90,950
                                                 -----------
AIRLINES (0.5%)
AMR Corp. (a).........................  5,472         36,115
Continental Airlines, Inc. Class B
 (a)..................................  2,510         18,198
Delta Air Lines, Inc. ................  2,906         35,163
Northwest Airlines Corp. (a)..........  2,120         15,561
Skywest, Inc. ........................  2,107         27,538
                                                 -----------
                                                     132,575
                                                 -----------
AUTO COMPONENTS (2.0%)
American Axle & Manufacturing
 Holdings, Inc. (a)...................    950         22,249
ArvinMeritor, Inc. ...................  1,713         28,556
Autoliv, Inc. ........................  2,237         46,820
BorgWarner, Inc. .....................    694         34,991
Cooper Tire & Rubber Co. .............    917         14,067
Dana Corp. ...........................  3,743         44,018
Delphi Corp. .........................  4,405         35,460
Goodyear Tire & Rubber Co. (The)......  5,065         34,493
Johnson Controls, Inc. ...............  2,469        197,940
Lear Corp. (a)........................  1,708         56,842
Visteon Corp. ........................  5,283         36,770
                                                 -----------
                                                     552,206
                                                 -----------
BANKS (6.2%)
AmSouth Bancorp.......................  4,660         89,472
Astoria Financial Corp. ..............  1,203         32,661
Bancorp South, Inc. ..................  1,160         22,527
Bank of Hawaii Corp. .................  1,161         35,283
BOK Financial Corp. (a)...............    169          5,474
Capitol Federal Financial.............    208          5,990
Charter One Financial, Inc. ..........  3,138         90,155
Commerce Bancorp, Inc. ...............    825         35,632
Compass Bancshares, Inc. .............  3,341        104,473
Cullen/Frost Bankers, Inc. ...........  1,341         43,851
Downey Financial Corp. ...............    233          9,087
First Virginia Banks, Inc. ...........  1,215         45,234
Fulton Financial Corp. ...............  2,708         47,823
Greater Bay Bancorp...................  1,901         32,868
GreenPoint Financial Corp. ...........  2,239        101,158
Hibernia Corp. Class A................  2,709         52,175
Hudson City Bancorp, Inc. ............    687         12,799
Hudson United Bancorp.................    653         20,308
Huntington Bancshares, Inc. ..........  3,525         65,953
Independence Community Bank Corp. ....  1,304         33,096
M&T Bank Corp. .......................  3,153        250,191


                                        SHARES      VALUE
                                        --------------------
BANKS (Continued)
New York Community Bancorp, Inc. .....    760    $    21,949
North Fork Bancorp, Inc. .............  2,338         78,884
People's Bank.........................    229          5,757
Popular, Inc. ........................  3,573        120,767
Provident Financial Group, Inc. ......    600         15,618
Roslyn Bancorp, Inc. .................  2,219         40,009
Sovereign Bancorp, Inc. ..............  10,577       148,607
TCF Financial Corp. ..................  2,001         87,424
UnionBanCal Corp. ....................    604         23,719
Washington Federal, Inc. .............    451         11,207
Whitney Holding Corp. ................  1,623         54,095
                                                 -----------
                                                   1,744,246
                                                 -----------
BEVERAGES (1.6%)
Coca-Cola Enterprises, Inc. ..........  5,775        125,433
Constellation Brands, Inc. Class A
 (a)..................................  2,652         62,879
Coors (Adolph) Co. Class B............    955         58,494
Pepsi Bottling Group, Inc. (The)......  7,102        182,521
PepsiAmericas, Inc. ..................  1,937         26,014
                                                 -----------
                                                     455,341
                                                 -----------
BIOTECHNOLOGY (0.8%)
Celgene Corp. (a).....................    342          7,343
Charles River Laboratories
 International, Inc. (a)..............  1,463         56,296
Human Genome Sciences, Inc. (a).......  4,156         36,614
ICOS Corp. (a)........................  1,528         35,770
IDEC Pharmaceuticals Corp. (a)........  1,029         34,132
MedImmune, Inc. (a)...................    617         16,764
Millennium Pharmaceuticals, Inc.
 (a)..................................  4,638         36,826
                                                 -----------
                                                     223,745
                                                 -----------
BUILDING PRODUCTS (0.6%)
American Standard Cos., Inc. (a)......  2,420        172,159
Crane Co. ............................    556         11,081
                                                 -----------
                                                     183,240
                                                 -----------
CHEMICALS (1.6%)
Albemarle Corp. ......................    660         18,777
Eastman Chemical Co. .................  1,642         60,376
Ecolab, Inc. .........................    904         44,748
International Flavors & Fragrances,
 Inc. ................................    862         30,256
Lubrizol Corp. .......................    611         18,636
Lyondell Chemical Co. ................  3,608         45,605
OM Group, Inc. .......................  1,111          7,644
PPG Industries, Inc. .................  3,030        151,955
Rohm & Haas Co. ......................  1,188         38,586
RPM International, Inc. ..............  1,254         19,161
Scotts Co. (The) Class A (a)..........    172          8,435
                                                 -----------
                                                     444,179
                                                 -----------
COMMERCIAL SERVICES & SUPPLIES (4.6%)
Allied Waste Industries, Inc. (a).....  1,874         18,740
Apollo Group, Inc. Class A (a)........  2,071         91,124
ARAMARK Corp. Class B (a).............  1,222         28,717

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                        SHARES      VALUE
                                        --------------------
COMMERCIAL SERVICES & SUPPLIES (Continued)
BISYS Group, Inc. (The) (a)...........  2,202    $    35,012
Block (H&R), Inc. ....................  6,183        248,557
Career Education Corp. (a)............  1,178         47,120
CheckFree Corp. (a)...................    545          8,720
Convergys Corp. (a)...................  2,259         34,224
CSG Systems International, Inc. (a)...  2,070         28,255
Deluxe Corp. .........................  2,332         98,177
DST Systems, Inc. (a).................  4,547        161,646
Equifax, Inc. ........................  3,170         73,354
Global Payments, Inc. ................  1,447         46,318
Pittston Brink's Group................  1,402         25,909
Republic Services, Inc. (a)...........  3,815         80,039
Robert Half International, Inc. (a)...  2,183         35,168
Sabre Holdings Corp. (a)..............  1,917         34,717
ServiceMaster Co. (The)...............  3,299         36,619
Steelcase, Inc. Class A...............    328          3,595
Total System Services, Inc. ..........  1,468         19,818
University of Phoenix Online (a)......    359         12,867
Viad Corp. ...........................  3,498         78,180
Weight Watchers International, Inc.
 (a)..................................    401         18,434
West Corp. (a)........................    743         12,334
                                                 -----------
                                                   1,277,644
                                                 -----------
COMMUNICATIONS EQUIPMENT (1.6%)
Adaptec, Inc. (a).....................  4,191         23,679
ADC Telecommunications, Inc. (a)......  16,543        34,575
Avaya, Inc. (a).......................  14,243        34,895
Brocade Communications Systems, Inc.
 (a)..................................  8,015         33,182
CIENA Corp. (a).......................  6,107         31,390
Corning, Inc. (a).....................  10,978        36,337
Harris Corp. .........................  1,735         45,631
JDS Uniphase Corp. (a)................  13,937        34,424
Juniper Networks, Inc. (a)............  5,080         34,544
Polycom, Inc. (a).....................  3,586         34,139
Scientific-Atlanta, Inc. .............  2,936         34,821
Tellabs, Inc. (a).....................  8,102         58,902
                                                 -----------
                                                     436,519
                                                 -----------
COMPUTERS & PERIPHERALS (1.3%)
Gateway, Inc. (a).....................  6,976         21,905
Lexmark International, Inc. (a).......  2,871        173,695
NCR Corp. (a).........................  1,430         33,948
Network Appliance, Inc. (a)...........  3,501         35,010
Storage Technology Corp. (a)..........  3,961         84,845
                                                 -----------
                                                     349,403
                                                 -----------
CONSTRUCTION & ENGINEERING (0.1%)
Jacobs Engineering Group, Inc. (a)....    674         23,994
                                                 -----------
CONTAINERS & PACKAGING (1.2%)
Ball Corp. ...........................  1,401         71,717
Bemis Co., Inc. ......................    598         29,679
Owens-Illinois, Inc. (a)..............  4,408         64,269
Pactiv Corp. (a)......................  3,577         78,193


                                        SHARES      VALUE
                                        --------------------
CONTAINERS & PACKAGING (Continued)
Sealed Air Corp. (a)..................  1,187    $    44,275
Smurfit-Stone Container Corp. (a).....  3,770         58,024
                                                 -----------
                                                     346,157
                                                 -----------
DIVERSIFIED FINANCIALS (5.2%)
AmeriCredit Corp. (a).................  4,534         35,093
Bear Stearns Cos., Inc. (The).........  3,806        226,076
BlackRock, Inc. (a)...................    679         26,753
Countrywide Financial Corp. ..........  2,707        139,816
E*TRADE Group, Inc. (a)...............  8,345         40,557
Edwards (A.G.), Inc. (a)..............  2,033         67,008
Investment Technology Group, Inc.
 (a)..................................  1,516         33,898
Janus Capital Group, Inc. ............  2,620         34,243
John Nuveen Co. (The) Class A.........    851         21,573
Leucadia National Corp. ..............    610         22,759
Moody's Corp. ........................  2,623        108,304
Providian Financial Corp. ............  10,705        69,475
S&P 500 Index-SPDR Trust, Series 1....  3,556        313,746
S&P MidCap 400 Index-MidCap SPDR
 Trust, Series 1......................  3,989        313,735
Student Loan Corp. (The)..............     67          6,553
                                                 -----------
                                                   1,459,589
                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
CenturyTel, Inc. .....................  5,240        153,951
Citizens Communications Co. (a).......  11,350       119,742
IDT Corp. (a).........................  1,580         27,318
Level 3 Communications, Inc. (a)......    425          2,083
Qwest Communications International,
 Inc. ................................  27,104       135,520
                                                 -----------
                                                     438,614
                                                 -----------
ELECTRIC UTILITIES (3.5%)
Allegheny Energy, Inc. ...............  4,708         35,592
CenterPoint Energy, Inc. .............  4,017         34,144
Cinergy Corp. ........................  2,383         80,355
CMS Energy Corp. .....................  3,768         35,570
Consolidated Edison, Inc. ............  1,168         50,014
Constellation Energy Group, Inc. .....  1,690         47,016
DTE Energy Co. .......................  2,344        108,762
Entergy Corp. ........................  4,047        184,503
Great Plains Energy, Inc. ............  2,340         53,539
NSTAR.................................    581         25,791
Pepco Holdings, Inc. .................  1,062         20,592
Pinnacle West Capital Corp. ..........  1,166         39,749
PPL Corp. ............................  4,414        153,077
Puget Energy, Inc. ...................    635         14,002
Reliant Resources, Inc. (a)...........  10,703        34,250
Wisconsin Energy Corp. ...............    992         24,998
Xcel Energy, Inc. ....................  3,115         34,265
                                                 -----------
                                                     976,219
                                                 -----------
ELECTRICAL EQUIPMENT (0.6%)
American Power Conversion Corp. (a)...  3,462         52,449
Energizer Holdings, Inc. (a)..........    860         23,994

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                        SHARES      VALUE
                                        --------------------
ELECTRICAL EQUIPMENT (Continued)
Hubbell, Inc. Class B.................  1,531    $    53,800
Rockwell Automation, Inc. ............  1,407         29,139
                                                 -----------
                                                     159,382
                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.2%)
Amphenol Corp. Class A (a)............    414         15,732
Arrow Electronics, Inc. (a)...........  3,265         41,759
Avnet, Inc. ..........................  3,388         36,692
AVX Corp. ............................  2,085         20,433
Fisher Scientific International, Inc.
 (a)..................................  1,351         40,638
Ingram Micro, Inc. Class A (a)........  3,333         41,163
Jabil Circuit, Inc. (a)...............  6,266        112,287
KEMET Corp. (a).......................  3,385         29,585
Molex, Inc. ..........................  3,008         69,304
PerkinElmer, Inc. ....................  4,268         35,211
Sanmina-SCI Corp. (a).................  8,368         37,572
Solectron Corp. (a)...................  10,316        36,622
Symbol Technologies, Inc. ............  3,602         29,609
Tech Data Corp. (a)...................  1,315         35,452
Vishay Intertechnology, Inc. (a)......  4,015         44,888
                                                 -----------
                                                     626,947
                                                 -----------
ENERGY EQUIPMENT & SERVICES (2.3%)
Cooper Cameron Corp. (a)..............    658         32,782
Ensco International, Inc. ............  5,181        152,580
FMC Technologies, Inc. (a)............  1,521         31,074
Halliburton Co. ......................  9,240        172,880
Helmerich & Payne, Inc. ..............  2,011         56,127
Patterson-UTI Energy, Inc. (a)........  1,609         48,544
Rowan Co., Inc. (a)...................  3,787         85,965
Smith International, Inc. (a).........  1,937         63,185
                                                 -----------
                                                     643,137
                                                 -----------
FOOD & DRUG RETAILING (0.5%)
Performance Food Group Co. (a)........  1,152         39,121
SUPERVALU, Inc. ......................  1,461         24,121
Whole Foods Market, Inc. (a)..........    842         44,399
Winn-Dixie Stores, Inc. ..............  2,398         36,641
                                                 -----------
                                                     144,282
                                                 -----------
FOOD PRODUCTS (1.2%)
Dean Foods Co. (a)....................  3,336        123,765
Dole Food Co., Inc. ..................    932         30,364
Hershey Foods Corp. ..................  1,368         92,258
Hormel Foods Corp. ...................  1,072         25,010
Lancaster Colony Corp. ...............    696         27,200
Tyson Foods, Inc. Class A.............  2,459         27,590
                                                 -----------
                                                     326,187
                                                 -----------
GAS UTILITIES (1.5%)
KeySpan Corp. ........................  5,714        201,362
Kinder Morgan, Inc. ..................  1,316         55,627
NiSource, Inc. .......................  3,498         69,960


                                        SHARES      VALUE
                                        --------------------
GAS UTILITIES (Continued)
Peoples Energy Corp. .................    504    $    19,480
Sempra Energy.........................  2,605         61,608
                                                 -----------
                                                     408,037
                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Applera Corp. Applied Biosystems
 Group................................  2,530         44,376
Bard (C.R.), Inc. ....................  1,375         79,750
Bausch & Lomb, Inc. ..................    546         19,656
Beckman Coulter, Inc. ................    833         24,590
Cytyc Corp. (a).......................  3,380         34,476
Steris Corp. (a)......................  1,480         35,890
Stryker Corp. ........................  1,669        112,024
Varian Medical Systems, Inc. (a)......  1,457         72,267
                                                 -----------
                                                     423,029
                                                 -----------
HEALTH CARE PROVIDERS & SERVICES (4.7%)
Anthem, Inc. (a)......................  1,258         79,128
Coventry Health Care, Inc. (a)........  1,244         36,113
DaVita, Inc. (a)......................  2,611         64,413
Health Net, Inc. (a)..................  1,554         41,026
HEALTHSOUTH Corp. (a).................  9,398         39,472
Henry Schein, Inc. (a)................    849         38,205
Laboratory Corp. of America Holdings
 (a)..................................  1,516         35,232
LifePoint Hospitals, Inc. (a).........    567         16,971
Lincare Holdings, Inc. (a)............  3,542        111,998
Manor Care, Inc. (a)..................  2,404         44,738
Mid Atlantic Medical Services, Inc.
 (a)..................................  1,543         49,993
Orthodontic Centers of America, Inc.
 (a)..................................  1,800         19,638
Oxford Health Plans, Inc. (a).........  3,558        129,689
Pharmaceutical Product Development,
 Inc. (a).............................  1,236         36,178
Quest Diagnostics, Inc. (a)...........  1,325         75,393
Quintiles Transnational Corp. (a).....  4,054         49,053
Renal Care Group, Inc. (a)............  1,638         51,826
Triad Hospitals, Inc. (a).............  1,905         56,826
Universal Health Services, Inc. Class
 B (a)................................  1,621         73,107
WellPoint Health Networks, Inc. (a)...  3,516        250,199
                                                 -----------
                                                   1,299,198
                                                 -----------
HOTELS, RESTAURANTS & LEISURE (4.7%)
Applebee's International, Inc. .......    802         18,599
Brinker International, Inc. (a).......  3,871        124,840
CBRL Group, Inc. .....................    872         26,273
CEC Entertainment, Inc. (a)...........    283          8,688
Darden Restaurants, Inc. .............  6,257        127,956
Gtech Holdings Corp. (a)..............  1,422         39,617
Harrah's Entertainment, Inc. (a)......  4,599        182,120
Hilton Hotels Corp. ..................  11,981       152,278
International Game Technology (a).....  1,384        105,073
International Speedway Corp. Class
 A....................................  1,091         40,683
Mandalay Resort Group (a).............  1,601         49,007
MGM Mirage, Inc. .....................  1,776         58,555
Outback Steakhouse, Inc. (a)..........    655         22,558

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                        SHARES      VALUE
                                        --------------------
HOTELS, RESTAURANTS & LEISURE (Continued)
Park Place Entertainment Corp. (a)....  3,875    $    32,550
Ruby Tuesday, Inc. ...................    928         16,045
Six Flags, Inc. (a)...................  3,401         19,420
Starwood Hotels & Resorts Worldwide,
 Inc. ................................    790         18,755
Wendy's International, Inc. ..........  1,528         41,363
Yum! Brands, Inc. (a).................  9,531        230,841
                                                 -----------
                                                   1,315,221
                                                 -----------
HOUSEHOLD DURABLES (4.0%)
American Greetings Corp. Class A......  2,637         41,665
Black & Decker Corp. (The)............  3,241        139,006
Fortune Brands, Inc. .................  5,085        236,503
Harman International Industries,
 Inc. ................................    648         38,556
KB Home...............................  1,710         73,274
La-Z-Boy, Inc. .......................  1,120         26,858
Lennar Corp. .........................    756         39,010
Maytag Corp. .........................  3,058         87,153
Mohawk Industries, Inc. (a)...........  2,073        118,057
Newell Rubbermaid, Inc. ..............  8,979        272,333
NVR, Inc. (a).........................    141         45,895
Toll Brothers, Inc. (a)...............    643         12,989
                                                 -----------
                                                   1,131,299
                                                 -----------
HOUSEHOLD PRODUCTS (0.2%)
Church & Dwight Co., Inc. ............    262          7,972
Dial Corp. (The)......................  2,332         47,503
                                                 -----------
                                                      55,475
                                                 -----------
INDUSTRIAL CONGLOMERATES (0.6%)
Teleflex, Inc. .......................    755         32,382
Textron, Inc. ........................  3,279        140,964
                                                 -----------
                                                     173,346
                                                 -----------
INSURANCE (2.9%)
Allamerica Financial Corp. ...........  2,089         21,099
American Financial Group, Inc. .......  1,092         25,192
AmerUs Group Co. .....................    588         16,623
Berkley (W.R.) Corp. .................    378         14,972
Fidelity National Financial, Inc. ....  2,501         82,108
First American Corp. .................  1,864         41,381
Old Republic International Corp. .....  4,832        135,296
Phoenix Cos., Inc. (The)..............  3,910         29,716
Protective Life Corp. ................  1,731         47,637
Radian Group, Inc. ...................  3,431        127,462
SAFECO Corp. .........................  2,919        101,202
St. Paul Cos., Inc. (The).............  2,058         70,075
StanCorp Financial Group, Inc. .......    325         15,876
UNUMProvident Corp. ..................  5,316         93,243
                                                 -----------
                                                     821,882
                                                 -----------
INTERNET & CATALOG RETAIL (0.2%)
Amazon.com, Inc. (a)..................  2,063         38,970
Ticketmaster Class B (a)..............    445          9,443
                                                 -----------
                                                      48,413
                                                 -----------


                                        SHARES      VALUE
                                        --------------------
INTERNET SOFTWARE & SERVICES (0.4%)
Expedia, Inc. Class A (a).............    277    $    18,540
Hotels.com Class A (a)................    365         19,940
RealNetworks, Inc. (a)................  3,504         13,350
VeriSign, Inc. (a)....................  4,263         34,189
Yahoo!, Inc. (a)......................  1,921         31,408
                                                 -----------
                                                     117,427
                                                 -----------
IT CONSULTING & SERVICES (1.6%)
Acxiom Corp. (a)......................  3,188         49,031
Affiliated Computer Services, Inc.
 Class A (a)..........................  1,373         72,289
BearingPoint, Inc. (a)................  5,391         37,198
Computer Sciences Corp. (a)...........  4,241        146,103
Perot Systems Corp. Class A (a).......  2,727         29,233
SunGard Data Systems, Inc. (a)........  2,604         61,350
Unisys Corp. (a)......................  4,556         45,104
                                                 -----------
                                                     440,308
                                                 -----------
LEISURE EQUIPMENT & PRODUCTS (1.6%)
Brunswick Corp. ......................  2,269         45,062
Eastman Kodak Co. ....................  5,594        196,014
Mattel, Inc. .........................  8,030        153,775
Polaris Industries, Inc. .............    949         55,611
                                                 -----------
                                                     450,462
                                                 -----------
MACHINERY (2.9%)
AGCO Corp. (a)........................  1,944         42,962
Dover Corp. ..........................  2,198         64,094
Eaton Corp. ..........................  1,296        101,231
Flowserve Corp. (a)...................  2,174         32,154
Graco, Inc. ..........................    419         12,004
Harsco Corp. .........................    438         13,968
ITT Industries, Inc. .................  3,212        194,936
Navistar International Corp. (a)......  1,424         34,617
PACCAR, Inc. .........................  4,388        202,418
Pentair, Inc. ........................    701         24,220
SPX Corp. (a).........................  1,349         50,520
Timken Co. (The)......................  1,983         37,875
                                                 -----------
                                                     810,999
                                                 -----------
MEDIA (1.8%)
Belo (A.H.) Corp. Class A.............  3,269         69,695
Cablevision Systems Corp.-New York
 Group Class A (a)....................  2,120         35,489
Catalina Marketing Corp. (a)..........  1,459         26,991
Charter Communications, Inc. Class A
 (a)..................................  4,972          5,867
Cox Radio, Inc. (a)...................    185          4,220
Gemstar-TV Guide International, Inc.
 (a)..................................  8,867         28,818
Getty Images, Inc. (a)................    752         22,973
Hearst-Argyle Television, Inc. (a)....    555         13,381
McClatchy Co. (The) Class A...........    679         38,519
Meredith Corp. .......................  1,071         44,029
Regal Entertainment Group Class A.....    471         10,089
TMP Worldwide, Inc. (a)...............  3,029         34,258
UnitedGlobalCom, Inc. (a).............  2,897          6,953

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                        SHARES      VALUE
                                        --------------------
MEDIA (Continued)
Washington Post Co. Class B...........     95    $    70,110
Westwood One, Inc. (a)................  1,991         74,384
Wiley (John) & Sons, Inc. Class A.....    670         16,087
                                                 -----------
                                                     501,863
                                                 -----------
METALS & MINING (0.6%)
Allegheny Technologies, Inc. .........  3,177         19,793
Freeport-McMoRan Copper & Gold, Inc.
 Class B (a)..........................  1,916         32,150
Nucor Corp. ..........................    265         10,944
Phelps Dodge Corp. (a)................  2,181         69,029
United States Steel Corp. ............  2,610         34,243
                                                 -----------
                                                     166,159
                                                 -----------
MULTILINE RETAIL (1.7%)
Big Lots, Inc. (a)....................  3,030         40,087
BJ's Wholesale Club, Inc. (a).........  1,901         34,788
Dillard's, Inc. Class A...............  1,826         28,960
Federated Department Stores, Inc.
 (a)..................................  4,682        134,654
J.C. Penney Co., Inc. Holding Co. ....  4,289         98,690
Neiman Marcus Group, Inc.
 Class A (a)..........................  1,150         34,949
 Class B (a)..........................    195          5,329
Nordstrom, Inc. ......................  2,074         39,344
Saks, Inc. (a)........................  4,869         57,162
                                                 -----------
                                                     473,963
                                                 -----------
MULTI-UTILITIES & UNREGULATED POWER (1.2%)
AES Corp. (The) (a)...................  11,574        34,954
Aquila, Inc. .........................  7,106         12,578
Calpine Corp. (a).....................  10,978        35,788
Dynegy, Inc. Class A..................  10,644        12,560
Equitable Resources, Inc. ............  1,665         58,342
MDU Resources Group, Inc. ............  1,022         26,378
Mirant Corp. (a)......................  15,853        29,962
Questar Corp. ........................    670         18,639
SCANA Corp. ..........................  1,671         51,734
Williams Cos., Inc. (The).............  15,042        40,613
                                                 -----------
                                                     321,548
                                                 -----------
OFFICE ELECTRONICS (0.9%)
IKON Office Solutions, Inc. ..........  2,883         20,613
Xerox Corp. (a).......................  26,024       209,493
Zebra Technologies Corp. Class A
 (a)..................................    212         12,148
                                                 -----------
                                                     242,254
                                                 -----------
OIL & GAS (5.7%)
Amerada Hess Corp. ...................  1,208         66,500
Apache Corp. .........................  4,698        267,739
Burlington Resources, Inc. ...........  4,074        173,756
Cimarex Energy Co. (a)................    356          6,372
Devon Energy Corp. ...................  3,236        148,532
EOG Resources, Inc. ..................  1,644         65,628
Forest Oil Corp. (a)..................  1,206         33,346
Marathon Oil Corp. ...................  4,275         91,015


                                        SHARES      VALUE
                                        --------------------
OIL & GAS (Continued)
Murphy Oil Corp. .....................  2,970    $   127,265
Newfield Exploration Co. (a)..........  1,706         61,501
Noble Energy, Inc. ...................  2,112         79,306
Ocean Energy, Inc. ...................  7,056        140,908
Pioneer Natural Resources Co. ........  2,824         71,306
Pogo Producing Co. ...................  1,415         52,709
Unocal Corp. .........................  3,712        113,513
Valero Energy Corp. ..................  1,105         40,819
XTO Energy, Inc. .....................  2,635         65,085
                                                 -----------
                                                   1,605,300
                                                 -----------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. ..................  1,154         29,104
Georgia-Pacific Corp. ................  1,692         27,343
Rayonier, Inc. .......................    230         10,407
                                                 -----------
                                                      66,854
                                                 -----------
PERSONAL PRODUCTS (0.2%)
Estee Lauder Cos., Inc. (The).........  1,954         51,586
                                                 -----------

PHARMACEUTICALS (1.2%)
Andrx Group (a).......................  2,363         34,665
Barr Laboratories, Inc. (a)...........    395         25,711
ICN Pharmaceuticals, Inc. ............  3,141         34,268
King Pharmaceuticals, Inc. (a)........  2,058         35,377
Mylan Laboratories, Inc. .............  3,305        115,345
Watson Pharmaceuticals, Inc. (a)......  3,326         94,026
                                                 -----------
                                                     339,392
                                                 -----------
REAL ESTATE (3.7%)
AMB Property Corp. ...................  2,203         60,274
Annaly Mortgage Management, Inc. .....  2,153         40,476
Apartment Investment & Management Co.
 Class A..............................    973         36,468
Camden Property Trust.................    517         17,061
Carr America Realty Corp. ............    910         22,796
Catellus Development Corp. (a)........  2,087         41,427
Developers Diversified Realty
 Corp. ...............................      6            132
Duke Realty Corp. ....................  2,861         72,813
General Growth Properties, Inc. ......  1,642         85,384
Health Care Property Investors,
 Inc. ................................  2,335         89,431
Highwoods Properties, Inc. ...........    771         17,039
Hospitality Properties Trust..........  1,652         58,150
Host Marriot Corp. ...................  2,573         22,771
JDN Realty Corp. .....................  4,288         46,954
Liberty Property Trust................  1,060         33,856
Mack-Cali Realty Corp. ...............    467         14,150
New Plan Excel Realty Trust...........  1,378         26,306
ProLogis..............................  1,236         31,085
Public Storage, Inc. .................  1,445         46,688
Reckson Associates Realty Corp. ......  1,168         24,586
Regency Centers Corp. ................    628         20,347
Rouse Co. (The).......................    707         22,412

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                        SHARES      VALUE
                                        --------------------
REAL ESTATE (Continued)
Simon Property Group, Inc. ...........  3,522    $   119,995
United Dominion Realty Trust, Inc. ...  1,997         32,671
Weingarten Realty Investors...........  1,201         44,269
                                                 -----------
                                                   1,027,541
                                                 -----------
ROAD & RAIL (0.2%)
GATX Corp. ...........................  1,237         28,228
Swift Transportation Co., Inc. (a)....  1,552         31,068
                                                 -----------
                                                      59,296
                                                 -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.6%)
Advanced Micro Devices, Inc. (a)......  6,098         39,393
Agere Systems, Inc. Class B (a).......  27,100        37,940
Amkor Technology, Inc. (a)............  3,449         16,417
Applied Micro Circuits Corp. (a)......  9,355         34,520
Atmel Corp. (a).......................  15,881        35,415
Broadcom Corp. Class A (a)............  2,239         33,719
Conexant Systems, Inc. (a)............  10,194        16,412
Cymer, Inc. (a).......................    371         11,965
Cypress Semiconductor Corp. (a).......  4,838         27,673
Fairchild Semiconductor Corp. Class A
 (a)..................................  3,184         34,101
Integrated Circuit Systems, Inc.
 (a)..................................    688         12,556
Integrated Device Technology, Inc.
 (a)..................................  4,115         34,442
International Rectifier Corp. (a).....  1,835         33,874
Intersil Corp. Class A (a)............  2,480         34,571
KLA-Tencor Corp. (a)..................    960         33,955
Lam Research Corp. (a)................  3,132         33,826
LSI Logic Corp. (a)...................  6,242         36,016
Micrel, Inc. (a)......................  2,466         22,145
Microchip Technology, Inc. (a)........  7,846        191,835
MKS Instruments, Inc. (a).............    906         14,886
National Semiconductor Corp. (a)......  2,282         34,253
Novellus Systems, Inc. (a)............  1,208         33,921
NVIDIA Corp. (a)......................  2,961         34,081
PMC-Sierra, Inc. (a)..................  6,042         33,593
QLogic Corp. (a)......................    964         33,268
RF Micro Devices, Inc. (a)............  4,853         35,572
Semtech Corp. (a).....................  2,413         26,350
Teradyne, Inc. (a)....................  2,604         33,878
                                                 -----------
                                                   1,000,577
                                                 -----------
SOFTWARE (4.4%)
Activision, Inc. (a)..................  2,282         33,294
Advent Software, Inc. (a).............  1,288         17,555
Autodesk, Inc. .......................    903         12,913
BEA Systems, Inc. (a).................  1,179         13,523
BMC Software, Inc. (a)................  9,776        167,267
Cadence Design Systems, Inc. (a)......  2,923         34,462
Citrix Systems, Inc. (a)..............  2,406         29,642
Computer Associates International,
 Inc. ................................  10,524       142,074
Compuware Corp. (a)...................  7,707         36,994
Fair, Isaac and Co., Inc. ............    718         30,659
i2 Technologies, Inc. (a).............  11,563        13,298


                                        SHARES      VALUE
                                        --------------------
SOFTWARE (Continued)
Intuit, Inc. (a)......................  2,394    $   112,327
J.D. Edwards & Co. (a)................  4,050        45,684
Macromedia, Inc. (a)..................  2,320         24,708
Mercury Interactive Corp. (a).........  1,107         32,823
Network Associates, Inc. (a)..........    108          1,738
PeopleSoft, Inc. (a)..................  1,968         36,014
Reynolds & Reynolds Co. (The) Class
 A....................................  2,671         68,030
Siebel Systems, Inc. (a)..............  4,626         34,603
Sybase, Inc. (a)......................  2,650         35,510
Symantec Corp. (a)....................  5,822        235,849
Synopsys, Inc. (a)....................  1,074         49,565
VERITAS Software Corp. (a)............  2,128         33,239
                                                 -----------
                                                   1,241,771
                                                 -----------
SPECIALTY RETAIL (5.0%)
Abercrombie & Fitch Co. Class A (a)...  2,440         49,922
Advanced Auto Parts, Inc. (a).........    225         11,003
AutoNation, Inc. (a)..................  2,901         36,437
AutoZone, Inc. (a)....................  2,408        170,125
Barnes & Noble, Inc. (a)..............  1,161         20,979
Blockbuster, Inc. Class A.............  1,334         16,342
Borders Group, Inc. (a)...............  3,318         53,420
CarMax, Inc. (a)......................  1,735         31,022
Chico's FAS, Inc. (a).................  1,785         33,754
Circuit City Stores, Inc. ............  2,288         16,977
GameStop Corp. (a)....................    711          6,968
Michaels Stores, Inc. (a).............  2,671         83,602
Office Depot, Inc. (a)................  3,370         49,741
PETsMART, Inc. (a)....................  3,286         56,289
Pier 1 Imports, Inc. .................  2,373         44,921
RadioShack Corp. .....................  4,380         82,081
Rent-A-Center, Inc. (a)...............  1,323         66,084
Ross Stores, Inc. ....................  1,954         82,830
Sherwin-Williams Co. (The)............  4,661        131,673
Sonic Automotive, Inc. (a)............  1,082         16,089
Staples, Inc. (a).....................  13,886       254,114
United Rentals, Inc. (a)..............  2,074         22,316
Williams-Sonoma, Inc. (a).............  2,204         59,839
Zale Corp. (a)........................    363         11,580
                                                 -----------
                                                   1,408,108
                                                 -----------
TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Coach, Inc. (a).......................  1,994         65,642
Columbia Sportwear Co. (a)............    227         10,083
Jones Apparel Group, Inc. (a).........  4,879        172,912
Liz Claiborne, Inc. ..................    934         27,693
Polo Ralph Lauren Corp. (a)...........    334          7,268
Reebok International Ltd. (a).........  1,224         35,986
Timberland Co. (The) Class A (a)......    752         26,779
V.F. Corp. ...........................  3,428        123,579
                                                 -----------
                                                     469,942
                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.0%)(b)
MSC Industrial Direct Co., Inc. (a)...    663         11,768
                                                 -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                        SHARES      VALUE
                                        --------------------
WATER UTILITIES (0.1%)
American Water Works Co., Inc. (a)....    519    $    23,604
                                                 -----------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
Nextel Communications, Inc. Class A
 (a)..................................  14,594       168,561
PanAmSat Corp. (a)....................  1,048         15,343
Sprint Corp. (PCS Group) (a)..........  7,553         33,082
Telephone & Data Systems, Inc. .......    942         44,293
United States Cellular Corp. (a)......    379          9,482
                                                 -----------
                                                     270,761
                                                 -----------
Total Investments (Cost $28,369,319)
 (c)..................................   99.9%    27,920,559(d)
Cash and Other Assets, Less
 Liabilities..........................    0.1         15,361
                                        ------   -----------
Net Assets............................  100.0%   $27,935,920
                                        ======   ===========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) The cost for federal income tax purposes is $29,042,373.
(d) At December 31, 2002 net unrealized depreciation was $1,121,814, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $975,648 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,097,462.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $28,369,319)...........   $27,920,559
Cash......................................       329,420
Receivables:
  Investment securities sold..............     8,529,467
  Fund shares sold........................        53,929
  Dividends...............................        34,463
                                             -----------
        Total assets......................    36,867,838
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     8,879,740
  Manager.................................        15,079
  Fund shares redeemed....................         9,778
  Custodian...............................         9,328
Accrued expenses..........................        17,993
                                             -----------
        Total liabilities.................     8,931,918
                                             -----------
Net assets applicable to outstanding
  shares..................................   $27,935,920
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    34,238
Additional paid-in capital................    32,346,725
Accumulated undistributed net investment
  income..................................         1,772
Accumulated net realized loss on
  investments.............................    (3,998,055)
Net unrealized depreciation on
  investments.............................      (448,760)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $27,935,920
                                             ===========
Shares of capital stock outstanding.......     3,423,752
                                             ===========
Net asset value per share outstanding.....   $      8.16
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   290,675
  Interest................................         1,570
                                             -----------
        Total income......................       292,245
                                             -----------
Expenses:
  Manager.................................       181,605
  Custodian...............................        42,042
  Professional............................        27,872
  Shareholder communication...............        11,635
  Portfolio pricing.......................         9,259
  Directors...............................           537
  Miscellaneous...........................        13,956
                                             -----------
        Total expenses before
          reimbursement...................       286,906
  Expense reimbursement from Manager......       (77,526)
                                             -----------
        Net expenses......................       209,380
                                             -----------
Net investment income.....................        82,865
                                             -----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments..........    (3,169,241)
Net change in unrealized appreciation on
  investments.............................      (761,643)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (3,930,884)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(3,848,019)
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $41.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2002
and the period July 2, 2001 through December 31, 2001

                                                                 2002          2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    82,865   $    23,177
  Net realized loss on investments..........................   (3,169,241)     (838,609)
  Net change in unrealized appreciation on investments......     (761,643)      312,883
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (3,848,019)     (502,549)
                                                              -----------   -----------
Dividends to shareholders:
  From net investment income................................      (83,863)      (20,387)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   23,003,819    13,388,468
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       83,863        20,387
                                                              -----------   -----------
                                                               23,087,682    13,408,855
  Cost of shares redeemed...................................   (3,960,991)     (144,808)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   19,126,691    13,264,047
                                                              -----------   -----------
Net increase in net assets..................................   15,194,809    12,741,111
NET ASSETS:
Beginning of period.........................................   12,741,111            --
                                                              -----------   -----------
End of period...............................................  $27,935,920   $12,741,111
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $     1,772   $     1,717
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                  JULY 2,
                                                                  YEAR            2001(A)
                                                                 ENDED            THROUGH
                                                              DECEMBER 31,      DECEMBER 31,
                                                                  2002              2001
                                                              ------------------------------
Net asset value at beginning of period......................    $  9.40           $ 10.00
                                                                -------           -------
Net investment income.......................................       0.02              0.02
Net realized and unrealized loss on investments.............      (1.24)            (0.60)
                                                                -------           -------
Total from investment operations............................      (1.22)            (0.58)
                                                                -------           -------
Less dividends:
  From net investment income................................      (0.02)            (0.02)
                                                                -------           -------
Net asset value at end of period............................    $  8.16           $  9.40
                                                                =======           =======
Total investment return.....................................     (12.92%)           (5.86%)(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................       0.39%             0.44%+
  Net expenses..............................................       0.98%             0.98%+
  Expenses (before reimbursement)...........................       1.34%             1.84%+
Portfolio turnover rate.....................................        217%               74%
Net assets at end of period (in 000's)......................    $27,936           $12,741

------------

(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (97.6%)+
                                       SHARES        VALUE
                                      -----------------------
AEROSPACE & DEFENSE (5.1%)
Alliant Techsystems, Inc. (a).......     6,500    $   405,275
L-3 Communications Holdings, Inc.
 (a)................................    10,300        462,573
United Defense Industries, Inc.
 (a)................................    13,500        314,550
                                                  -----------
                                                    1,182,398
                                                  -----------
AIRLINES (1.3%)
JetBlue Airways Corp. (a)...........    11,400        307,800
                                                  -----------

AUTO COMPONENTS (3.0%)
American Axle & Manufacturing
 Holdings, Inc. (a).................    13,200        309,144
ArvinMeritor, Inc. .................    22,800        380,076
                                                  -----------
                                                      689,220
                                                  -----------
AUTOMOBILES (1.7%)
Winnebago Industries, Inc. .........    10,000        392,300
                                                  -----------
BANKS (4.7%)
Associated Banc-Corp................     8,100        274,914
New York Community Bancorp, Inc. ...     9,200        265,696
Roslyn Bancorp, Inc. ...............    18,900        340,767
UCBH Holdings, Inc. ................     4,900        208,005
                                                  -----------
                                                    1,089,382
                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (3.9%)
BISYS Group, Inc. (The) (a).........    12,400        197,160
Career Education Corp. (a)..........     7,400        296,000
Education Management Corp. (a)......     5,600        210,560
Fiserv, Inc. (a)....................     5,950        202,003
                                                  -----------
                                                      905,723
                                                  -----------
COMMUNICATIONS EQUIPMENT (3.9%)
Avocent Corp. (a)...................    13,000        288,860
Emulex Corp. (a)....................    15,600        289,380
UTStarcom, Inc. (a).................    16,200        321,246
                                                  -----------
                                                      899,486
                                                  -----------
CONSTRUCTION & ENGINEERING (1.5%)
Jacobs Engineering Group, Inc.
 (a)................................     9,900        352,440
                                                  -----------

ELECTRONIC EQUIPMENT &
 INSTRUMENTS (2.3%)
Amphenol Corp. Class A (a)..........     6,300        239,400
Tech Data Corp. (a).................    10,700        288,472
                                                  -----------
                                                      527,872
                                                  -----------
ENERGY EQUIPMENT & SERVICES (0.9%)
GlobalSantaFe Corp. ................     8,700        211,584
                                                  -----------
HEALTH CARE EQUIPMENT &
 SUPPLIES (2.3%)
Cooper Cos., Inc. (The).............    14,000        350,280
STERIS Corp. (a)....................     8,000        194,000
                                                  -----------
                                                      544,280
                                                  -----------


                                       SHARES        VALUE
                                      -----------------------
HEALTH CARE PROVIDERS &
 SERVICES (16.8%)
Accredo Health, Inc. (a)............     9,450    $   333,112
AmerisourceBergen Corp. ............     7,100        385,601
Anthem, Inc. (a)....................     6,423        404,007
Coventry Health Care, Inc. (a)......    11,300        328,039
Health Management Associates, Inc.
 Class A............................    14,800        264,920
Henry Schein, Inc. (a)..............     4,800        216,000
Mid Atlantic Medical
 Services, Inc. (a).................     9,600        311,040
Oxford Health Plans, Inc. (a).......    11,000        400,950
Quest Diagnostics, Inc. (a).........     3,200        182,080
Triad Hospitals, Inc. (a)...........    13,000        387,790
Universal Health Services, Inc.
 Class B (a)........................    10,000        451,000
WellPoint Health Networks, Inc.
 (a)................................     3,500        249,060
                                                  -----------
                                                    3,913,599
                                                  -----------
HOTELS, RESTAURANTS & LEISURE (3.2%)
Boyd Gaming Corp. (a)...............    18,700        262,735
Mandalay Resort Group (a)...........     6,000        183,660
Penn National Gaming, Inc. (a)......    18,700        296,582
                                                  -----------
                                                      742,977
                                                  -----------
HOUSEHOLD DURABLES (13.6%)
D.R. Horton, Inc. ..................    27,000        468,450
Harman International Industries,
 Inc. ..............................     6,000        357,000
KB Home.............................    10,500        449,925
Lennar Corp. .......................    10,200        526,320
M.D.C. Holdings, Inc. ..............    12,500        478,250
Meritage Corp. (a)..................    14,200        477,830
Toro Co. (The)......................     6,100        389,790
                                                  -----------
                                                    3,147,565
                                                  -----------
INSURANCE (1.8%)
Brown & Brown, Inc. ................     7,000        226,240
Willis Group Holdings Ltd. (a)......     7,100        203,557
                                                  -----------
                                                      429,797
                                                  -----------
IT CONSULTING & SERVICES (1.5%)
Affiliated Computer Services, Inc.
 Class A (a)........................     6,400        336,960
                                                  -----------

MACHINERY (1.4%)
Oshkosh Truck Corp. ................     5,400        332,100
                                                  -----------

MULTILINE RETAIL (2.2%)
99 Cents Only Stores (a)............    10,500        282,030
Fred's, Inc. .......................     9,000        231,300
                                                  -----------
                                                      513,330
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                      -----------------------
PHARMACEUTICALS (2.1%)
IVAX Corp. (a)......................    21,300    $   258,369
Taro Pharmaceutical Industries Ltd.
 (a)................................     6,000        225,600
                                                  -----------
                                                      483,969
                                                  -----------
SEMICONDUCTOR EQUIPMENT &
 PRODUCTS (5.5%)
Cabot Microelectronics Corp. (a)....     5,000        236,000
Cymer, Inc. (a).....................     9,000        290,250
NVIDIA Corp. (a)....................    17,500        201,425
QLogic Corp. (a)....................     9,300        320,943
Semtech Corp. (a)...................    21,200        231,504
                                                  -----------
                                                    1,280,122
                                                  -----------
SOFTWARE (3.7%)
SERENA Software, Inc. (a)...........    17,000        268,430
Symantec Corp. (a)..................     7,700        311,927
Synopsys, Inc. (a)..................     6,000        276,900
                                                  -----------
                                                      857,257
                                                  -----------
SPECIALTY RETAIL (12.0%)
Abercrombie & Fitch Co. Class A
 (a)................................    10,000        204,600
Advance Auto Parts, Inc. (a)........     7,500        366,750
AutoZone, Inc. (a)..................     5,000        353,250
Chico's FAS, Inc. (a)...............    16,500        312,015
Christopher & Banks Corp. (a).......    15,000        311,250
Group 1 Automotive, Inc. (a)........     7,500        179,100
Michaels Stores, Inc. (a)...........    11,500        359,950
Pier 1 Imports, Inc. ...............    13,100        247,983
Tiffany & Co. ......................    10,000        239,100
Williams-Sonoma, Inc. (a)...........     7,500        203,625
                                                  -----------
                                                    2,777,623
                                                  -----------
TEXTILES, APPAREL & LUXURY
 GOODS (3.2%)
Coach, Inc. (a).....................    10,100        332,492
Fossil, Inc. (a)....................    12,000        244,080
Liz Claiborne, Inc. ................     5,900        174,935
                                                  -----------
                                                      751,507
                                                  -----------
Total Common Stocks
 (Cost $24,017,014).................               22,669,291
                                                  -----------

SHORT-TERM INVESTMENTS (3.8%)
                                      PRINCIPAL
                                       AMOUNT        VALUE
                                      -----------------------
COMMERCIAL PAPER (3.6%)
UBS Finance Delaware LLC
 1.20%, due 1/2/03..................  $845,000    $   844,972
                                                  -----------
Total Commercial Paper
 (Cost $844,972)....................                  844,972
                                                  -----------
                                       SHARES
                                      ---------
INVESTMENT COMPANY (0.2%)
Merrill Lynch Premier
 Institutional Fund.................    44,047         44,047
                                                  -----------
Total Investment Company
 (Cost $44,047).....................                   44,047
                                                  -----------
Total Short-Term Investments
 (Cost $889,019)....................                  889,019
                                                  -----------
Total Investments
 (Cost $24,906,033) (b).............     101.4%    23,558,310(c)
Liabilities in Excess of
 Cash and Other Assets..............      (1.4)      (328,094)
                                      --------    -----------
Net Assets..........................     100.0%   $23,230,216
                                      ========    ===========

------------
(a)  Non-income producing security.
(b)  The cost for federal income tax purposes is $25,247,381.
(c) At December 31, 2002 net unrealized depreciation was $1,689,071, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $509,629 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,198,700.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $24,906,033)...........   $23,558,310
Cash......................................         2,669
Receivables:
  Investment securities sold..............     1,208,101
  Fund shares sold........................       170,798
  Dividends...............................         2,860
                                             -----------
        Total assets......................    24,942,738
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     1,682,002
  Manager.................................        11,976
  Professional............................         7,420
  Shareholder communication...............         5,480
  Custodian...............................         2,211
Accrued expenses..........................         3,433
                                             -----------
        Total liabilities.................     1,712,522
                                             -----------
Net assets applicable to outstanding
  shares..................................   $23,230,216
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    35,529
Additional paid-in capital................    30,768,339
Accumulated net realized loss on
  investments.............................    (6,225,929)
Net unrealized depreciation on
  investments.............................    (1,347,723)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $23,230,216
                                             ===========
Shares of capital stock outstanding.......     3,552,917
                                             ===========
Net asset value per share outstanding.....   $      6.54
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends...............................   $    51,913
  Interest................................         6,707
                                             -----------
        Total income......................        58,620
                                             -----------
Expenses:
  Manager.................................       147,406
  Professional............................        27,678
  Shareholder communication...............        11,195
  Custodian...............................         9,624
  Portfolio pricing.......................         5,769
  Directors...............................           470
  Miscellaneous...........................        13,914
                                             -----------
        Total expenses before
          reimbursement...................       216,056
  Expense reimbursement from Manager......       (25,411)
                                             -----------
        Net expenses......................       190,645
                                             -----------
Net investment loss.......................      (132,025)
                                             -----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments..........    (4,999,639)
Net change in unrealized appreciation
  on investments..........................    (1,935,693)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (6,935,332)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(7,067,357)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

MID CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2002
and the period July 2, 2001 through December 31, 2001

                                                                 2002          2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $  (132,025)  $   (21,407)
  Net realized loss on investments..........................   (4,999,639)   (1,226,290)
  Net change in unrealized appreciation on investments......   (1,935,693)      587,970
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (7,067,357)     (659,727)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   18,745,557    14,814,224
  Cost of shares redeemed...................................   (2,415,281)     (187,200)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   16,330,276    14,627,024
                                                              -----------   -----------
Net increase in net assets..................................    9,262,919    13,967,297
NET ASSETS:
Beginning of period.........................................   13,967,297            --
                                                              -----------   -----------
End of period...............................................  $23,230,216   $13,967,297
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                      JULY 2,
                                                                    YEAR              2001(a)
                                                                   ENDED              THROUGH
                                                                 DECEMBER 31,       DECEMBER 31,
                                                                     2002               2001
                                                              ----------------------------------
Net asset value at beginning of period......................       $  9.16              $ 10.00
                                                                   -------              -------
Net investment loss.........................................         (0.05)(b)            (0.02)(b)
Net realized and unrealized loss on investments.............         (2.57)               (0.82)
                                                                   -------              -------
Total from investment operations............................         (2.62)               (0.84)
                                                                   -------              -------
Net asset value at end of period............................       $  6.54              $  9.16
                                                                   =======              =======
Total investment return.....................................        (28.59%)              (8.43%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss.......................................         (0.67%)              (0.41%)+
  Net expenses..............................................          0.97%                0.97%+
  Expenses (before reimbursement)...........................          1.10%                1.79%+
Portfolio turnover rate.....................................           163%                  57%
Net assets at end of period (in 000's)......................       $23,230              $13,967

------------

(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (95.7%)+

                                       SHARES        VALUE
                                     ------------------------
AEROSPACE & DEFENSE (1.6%)
DRS Technologies, Inc. (a).........      11,900   $   372,827
Herley Industries, Inc. (a)........      10,200       177,562
                                                  -----------
                                                      550,389
                                                  -----------
AUTO COMPONENTS (0.2%)
Keystone Automotive Industries,
 Inc. (a)..........................       3,800        57,076
                                                  -----------
BANKS (5.0%)
East West Bancorp, Inc. ...........      11,700       422,136
First Community Bancorp............       2,000        65,862
Southwest Bancorp of Texas, Inc.
 (a)...............................      11,900       342,839
UCBH Holdings, Inc. ...............      12,000       509,400
Wintrust Financial Corp............      11,600       363,312
                                                  -----------
                                                    1,703,549
                                                  -----------
BIOTECHNOLOGY (5.7%)
Affymetrix, Inc. (a)...............      14,300       327,327
Celgene Corp. (a)..................      19,600       420,812
Charles River Laboratories
 International, Inc. (a)...........      12,700       488,696
Neurocrine Biosciences, Inc. (a)...       8,900       406,374
Techne Corp. (a)...................      11,400       325,675
                                                  -----------
                                                    1,968,884
                                                  -----------
CHEMICALS (0.9%)
Airgas, Inc. (a)...................      18,400       317,400
                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (7.5%)
BISYS Group, Inc. (The) (a)........      21,800       346,620
Corinthian Colleges, Inc. (a)......      13,700       518,682
Corporate Executive Board Co. (The)
 (a)...............................       8,300       264,936
Education Management Corp. (a).....       6,900       259,440
Kroll, Inc. (a)....................      20,400       389,232
Stericycle, Inc. (a)...............       7,600       246,080
Waste Connections, Inc. (a)........      14,200       548,262
                                                  -----------
                                                    2,573,252
                                                  -----------
COMMUNICATIONS EQUIPMENT (2.0%)
Avocent Corp. (a)..................      26,200       582,164
Emulex Corp. (a)...................       5,500       102,025
                                                  -----------
                                                      684,189
                                                  -----------
DIVERSIFIED FINANCIALS (3.9%)
Affiliated Managers Group, Inc.
 (a)...............................      10,600       533,180
Doral Financial Corp. (a)..........      18,750       536,250
Raymond James Financial, Inc. .....       9,500       281,010
                                                  -----------
                                                    1,350,440
                                                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (5.1%)
Amphenol Corp. Class A (a).........      14,700       558,600
FLIR Systems, Inc. (a).............       9,200       448,960
Merix Corp. (a)....................      24,700       207,480
Planar Systems, Inc. (a)...........      19,900       410,537
Plexus Corp. (a)...................      14,700       129,066
                                                  -----------
                                                    1,754,643
                                                  -----------


                                       SHARES        VALUE
                                     ------------------------
ENERGY EQUIPMENT & SERVICES (3.8%)
Cal Dive International, Inc. (a)...      15,100   $   354,850
National-Oilwell, Inc. (a).........      20,800       454,272
Patterson-UTI Energy, Inc. (a).....      16,200       488,754
                                                  -----------
                                                    1,297,876
                                                  -----------
FOOD & DRUG RETAILING (1.7%)
Performance Food Group Co. (a).....      17,200       584,095
                                                  -----------

FOOD PRODUCTS (0.9%)
American Italian Pasta Co. Class A
 (a)...............................       8,900       320,222
                                                  -----------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Diagnostic Products Corp...........       6,600       254,892
K-V Pharmaceutical Co. Class A
 (a)...............................       9,300       215,760
Orthofix International (a).........       2,600        72,930
                                                  -----------
                                                      543,582
                                                  -----------
HEALTH CARE PROVIDERS & SERVICES (7.9%)
AdvancePCS Class A (a).............      15,200       337,592
Coventry Health Care, Inc. (a).....      19,000       551,570
D & K Healthcare Resources,
 Inc. .............................       9,600        98,314
DIANON Systems, Inc. (a)...........       4,600       219,466
Henry Schein, Inc. (a).............      11,500       517,500
LifePoint Hospitals, Inc. (a)......      11,000       329,241
Mid Atlantic Medical Services, Inc.
 (a)...............................       9,800       317,520
Odyssey Healthcare, Inc. (a).......       9,800       340,060
                                                  -----------
                                                    2,711,263
                                                  -----------
HOTELS, RESTAURANTS & LEISURE (9.3%)
Alliance Gaming Corp. (a)..........      20,000       340,600
Cheesecake Factory, Inc. (The)
 (a)...............................      10,800       390,420
P.F. Chang's China Bistro, Inc.
 (a)...............................      13,500       490,050
Panera Bread Co. Class A (a).......      14,700       511,707
Penn National Gaming, Inc. (a).....      22,300       353,678
RARE Hospitality International,
 Inc. (a)..........................      16,000       441,920
Scientific Games Corp. Class A
 (a)...............................      44,100       320,166
Station Casinos, Inc. (a)..........      20,100       355,770
                                                  -----------
                                                    3,204,311
                                                  -----------
HOUSEHOLD DURABLES (4.4%)
Harman International Industries,
 Inc. .............................      11,100       660,450
M.D.C. Holdings, Inc. .............       9,040       345,870
Meritage Corp. (a).................       6,500       218,725
Ryland Group, Inc. (The)...........       8,400       280,140
                                                  -----------
                                                    1,505,185
                                                  -----------
INDUSTRIAL CONGLOMERATES (1.1%)
ESCO Technologies, Inc. (a)........      10,000       370,000
                                                  -----------

INSURANCE (2.3%)
Hilb, Rogal & Hamilton Co..........       6,300       257,670
Platinum Underwriters Holdings,
 Ltd. (a)..........................       3,200        84,320
RenaissanceRe Holdings Ltd.........      11,700       463,320
                                                  -----------
                                                      805,310
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
INTERNET & CATALOG RETAIL (0.2%)
Insight Enterprises, Inc. (a)......       6,800   $    56,508
                                                  -----------
IT CONSULTING & SERVICES (2.2%)
CACI International, Inc. Class A
 (a)...............................       8,000       285,120
Manhattan Associates, Inc. (a).....      20,200       477,932
                                                  -----------
                                                      763,052
                                                  -----------
MACHINERY (0.3%)
Oshkosh Truck Corp.................       1,800       110,700
                                                  -----------

MEDIA (1.2%)
Radio One, Inc. (a)................      27,700       399,711
                                                  -----------

MULTILINE RETAIL (0.8%)
Fred's, Inc. Class A...............      11,000       282,700
                                                  -----------

OFFICE ELECTRONICS (1.1%)
Global Imaging Systems, Inc. (a)...      21,100       387,818
                                                  -----------

PHARMACEUTICALS (3.0%)
Medicis Pharmaceutical Corp. Class
 A (a).............................       8,000       397,360
NPS Pharmaceuticals, Inc. (a)......       8,300       208,911
Taro Pharmaceutical Industries Ltd.
 (a)...............................      11,200       421,120
                                                  -----------
                                                    1,027,391
                                                  -----------
ROAD & RAIL (2.9%)
Heartland Express, Inc. (a)........      13,400       307,007
Knight Transportation, Inc. (a)....      18,350       385,350
Werner Enterprises, Inc. ..........      13,900       299,267
                                                  -----------
                                                      991,624
                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.4%)
ASM International N.V. (a).........      22,700       292,830
ATMI, Inc. (a).....................      16,600       307,432
Cymer, Inc. (a)....................      17,100       551,475
Fairchild Semiconductor Corp. Class
 A (a).............................      45,600       488,376
Integrated Circuit Systems, Inc.
 (a)...............................      26,600       485,450
Rudolph Technologies, Inc. (a).....      21,800       417,688
                                                  -----------
                                                    2,543,251
                                                  -----------
SOFTWARE (3.2%)
Altiris, Inc. (a)..................       6,400       101,888
JDA Software Group, Inc. (a).......       8,700        84,042
Precise Software Solutions Ltd.
 (a)...............................      35,300       582,803
SERENA Software, Inc. (a)..........      20,900       330,011
                                                  -----------
                                                    1,098,744
                                                  -----------
SPECIALTY RETAIL (5.5%)
A.C. Moore Arts & Crafts, Inc.
 (a)...............................      22,600       287,246
Advance Auto Parts, Inc. (a).......       8,700       425,430
Chico's FAS, Inc. (a)..............       6,400       121,024
Hot Topic, Inc. (a)................      15,000       343,200
Linens 'n Things, Inc. (a).........       7,700       174,020


                                       SHARES        VALUE
                                     ------------------------
SPECIALTY RETAIL (Continued)
Michaels Stores, Inc. (a)..........       5,000   $   156,500
Pier 1 Imports, Inc. ..............      20,500       388,065
                                                  -----------
                                                    1,895,485
                                                  -----------
TEXTILES, APPAREL & LUXURY GOODS (2.1%)
Coach, Inc. (a)....................      12,600       414,792
Fossil, Inc. (a)...................      15,300       311,202
                                                  -----------
                                                      725,994
                                                  -----------
TRADING COMPANIES & DISTRIBUTORS (0.9%)
MSC Industrial Direct Co., Inc.
 Class A (a).......................      16,600       294,650
                                                  -----------
Total Common Stocks
 (Cost $32,734,844)................                32,879,294
                                                  -----------
SHORT-TERM INVESTMENTS (8.6%)
                                      PRINCIPAL
                                         AMOUNT
                                     ----------
COMMERCIAL PAPER (4.4%)
UBS Finance Delaware LLC
 1.20%, due 1/2/03.................  $1,530,000     1,529,949
                                                  -----------
Total Commercial Paper
 (Cost $1,529,949).................                 1,529,949
                                                  -----------
                                       SHARES
                                     ----------
INVESTMENT COMPANY (4.2%)
Merrill Lynch Premier
 Institutional Fund................   1,435,652     1,435,652
                                                  -----------
Total Investment Company
 (Cost $1,435,652).................                 1,435,652
                                                  -----------
Total Short-Term Investments
 (Cost $2,965,601).................                 2,965,601
                                                  -----------
Total Investments
 (Cost $35,700,445) (b)............       104.3%   35,844,895(c)
Liabilities in Excess of
 Cash and Other Assets.............        (4.3)   (1,476,752)
                                     ----------   -----------
Net Assets.........................       100.0%  $34,368,143
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b)  The cost for federal income tax purposes is $36,410,814.
(c) At December 31, 2002 net unrealized depreciation was $565,919, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,190,509 and aggregate gross unrealized depreciation for all investments on which there was excess of cost over market value of $2,756,428.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $35,700,445)...........   $35,844,895
Cash......................................         4,054
Receivables:
  Investment securities sold..............       487,636
  Fund shares sold........................        78,667
  Dividends...............................         3,136
                                             -----------
        Total assets......................    36,418,388
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     2,008,119
  Manager.................................        20,062
  Shareholder communication...............         7,638
  Custodian...............................         3,267
Accrued expenses..........................        11,159
                                             -----------
        Total liabilities.................     2,050,245
                                             -----------
Net assets applicable to outstanding
  shares..................................   $34,368,143
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    48,911
Additional paid-in capital................    42,828,219
Accumulated net realized loss on
  investments.............................    (8,653,437)
Net unrealized appreciation on
  investments.............................       144,450
                                             -----------
Net assets applicable to outstanding
  shares..................................   $34,368,143
                                             ===========
Shares of capital stock outstanding.......     4,891,113
                                             ===========
Net asset value per share outstanding.....   $      7.03
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $    51,748
  Interest................................        25,130
                                             -----------
        Total income......................        76,878
                                             -----------
Expenses:
  Manager.................................       286,176
  Professional............................        28,356
  Custodian...............................        22,463
  Shareholder communication...............        12,870
  Portfolio pricing.......................         6,138
  Directors...............................           508
  Miscellaneous...........................        14,079
                                             -----------
        Total expenses before
          reimbursement...................       370,590
  Expense reimbursement from Manager......       (98,723)
                                             -----------
        Net expenses......................       271,867
                                             -----------
Net investment loss.......................      (194,989)
                                             -----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
Net realized loss on investments..........    (7,258,511)
Net change in unrealized appreciation on
  investments.............................    (1,482,269)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (8,740,780)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(8,935,769)
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $504.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2002
and the period July 2, 2001 through December 31, 2001

                                                                 2002          2001
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $  (194,989)  $   (30,735)
  Net realized loss on investments..........................   (7,258,511)   (1,394,926)
  Net change in unrealized appreciation on investments......   (1,482,269)    1,626,719
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (8,935,769)      201,058
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................   27,782,452    22,243,538
  Cost of shares redeemed...................................   (4,913,217)   (2,009,919)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................   22,869,235    20,233,619
                                                              -----------   -----------
Net increase in net assets..................................   13,933,466    20,434,677
NET ASSETS:
Beginning of period.........................................   20,434,677            --
                                                              -----------   -----------
End of period...............................................  $34,368,143   $20,434,677
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                 JULY 2,
                                                                 YEAR            2001(a)
                                                                 ENDED           THROUGH
                                                              DECEMBER 31,     DECEMBER 31,
                                                                 2002              2001
                                                              -----------------------------
Net asset value at beginning of period......................    $  9.55          $ 10.00
                                                                -------          -------
Net investment loss.........................................      (0.05)(b)        (0.02)(b)
Net realized and unrealized loss on investments.............      (2.47)           (0.43)
                                                                -------          -------
Total from investment operations............................      (2.52)           (0.45)
                                                                -------          -------
Net asset value at end of period............................    $  7.03          $  9.55
                                                                =======          =======
Total investment return.....................................     (26.41%)          (4.52%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss.......................................      (0.68%)          (0.50%)+
  Net expenses..............................................       0.95%            0.95%+
  Expenses (before reimbursement)...........................       1.29%            1.96%+
Portfolio turnover rate.....................................        126%              55%
Net assets at end of period (in 000's)......................    $34,368          $20,435

------------

(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


LONG-TERM BONDS (40.0%)+
ASSET-BACKED SECURITIES (1.7%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AIRLINES (0.0%)(b)
Continental Airlines, Inc.
 Pass-Through Certificates
 Series 971B
 7.461%, due 4/1/13..............  $   229,568   $    162,251
                                                 ------------

AIRPLANE LEASES (0.0%)(b)
Northwest Airlines, Inc.
 Pass-Through Certificates
 Series 2001-1 Class C
 7.626%, due 4/1/10..............      294,785        187,148
                                                 ------------

AUTO LEASES (0.6%)
DaimlerChrysler Auto Trust Series
 2001-D Class A3
 3.15%, due 11/6/05..............    3,150,000      3,197,105
                                                 ------------

CONSUMER LOANS (0.2%)
Atlantic City Electric Transition
 Funding
 Series 2002-1 Class A4
 5.586%, due 10/20/23............      850,000        862,980
                                                 ------------
DIVERSIFIED FINANCIALS (0.3%)
Consumers Funding LLC
 Series 2001-1 Class A6
 5.76%, due 10/20/16.............    1,610,000      1,712,903
                                                 ------------

ELECTRIC UTILITIES (0.1%)
AES Eastern Energy, L.P.
 Pass-Through Certificates Series
 1999-A
 9.00%, due 1/2/17...............      205,000        188,783
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.5%)
Public Service of New Hampshire
 Funding LLC
 Series 2002-1 Class A
 4.58%, due 2/1/08...............    1,866,429      1,950,792
Tiverton/Rumford Power
 Associates Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c)..........      670,000        355,100
                                                 ------------
                                                    2,305,892
                                                 ------------
Total Asset-Backed Securities
 (Cost $8,738,958)...............                   8,617,062
                                                 ------------
CORPORATE BONDS (14.3%)

AEROSPACE & DEFENSE (0.0%)(b)
Sequa Corp.
 Series B
 8.875%, due 4/1/08..............      225,000        214,875
                                                 ------------


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------

AIR FREIGHT & LOGISTICS (0.0%)(b)
Atlas Air Worldwide Holdings,
 Inc.
 Series C
 8.01%, due 1/2/10...............  $   132,200   $     53,587
                                                 ------------

AIRLINES (0.1%)
American Airlines, Inc.
 8.608%, due 4/1/11..............      165,000        133,280
Delta Air Lines, Inc.
 8.30%, due 12/15/29.............      330,000        194,700
                                                 ------------
                                                      327,980
                                                 ------------
AUTO COMPONENTS (0.0%)(b)
Lear Corp.
 Series B
 8.11%, due 5/15/09..............       95,000        100,462
                                                 ------------

AUTO LEASES (0.2%)
General Motors Acceptance Corp.
 2.115%, due 7/21/03 (f).........      990,000        982,532
                                                 ------------

AUTOMOBILES (0.3%)
Ford Motor Co.
 7.45%, due 7/16/31..............    2,000,000      1,739,738
                                                 ------------

BANKS (0.8%)
Bank of America Corp.
 7.40%, due 1/15/11..............    1,370,000      1,613,812
BankBoston North America
 7.00%, due 9/15/07..............      610,000        690,297
First Union Corp.
 6.55%, due 10/15/35.............      855,000        931,590
Wells Fargo Co.
 5.00%, due 11/15/14.............      830,000        838,356
                                                 ------------
                                                    4,074,055
                                                 ------------
BUILDING PRODUCTS (0.2%)
Masco Corp.
 6.50%, due 8/15/32..............    1,050,000      1,079,369
                                                 ------------

CHEMICALS (0.2%)
Equistar Chemicals, L.P.
 7.55%, due 2/15/26..............      275,000        211,750
FMC Corp.
 10.25%, due 11/1/09 (c).........      200,000        216,000
Lyondell Chemical Co.
 9.50%, due 12/15/08.............      230,000        213,900
Millennium America, Inc.
 7.625%, due 11/15/26............      535,000        444,719
                                                 ------------
                                                    1,086,369
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (0.3%)
Waste Management, Inc.
 6.375%, due 11/15/12 (c)........    1,295,000      1,332,618
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
COMMUNICATIONS EQUIPMENT (0.0%)(b)
Motorola, Inc.
 6.45%, due 2/1/03...............  $   100,000   $    100,000
 6.75%, due 2/1/06...............      100,000        103,500
                                                 ------------
                                                      203,500
                                                 ------------
COMPUTERS & PERIPHERALS (0.2%)
International Business Machines
 Corp.
 4.75%, due 11/29/12.............    1,195,000      1,199,626
                                                 ------------
CONTAINERS & PACKAGING (0.0%)(b)
Owens-Brockway Glass Container,
 Inc.
 8.875%, due 2/15/09.............      170,000        175,100
                                                 ------------

DIVERSIFIED FINANCIALS (1.7%)
Associates Corp. of North America
 6.95%, due 11/1/18..............    1,060,000      1,201,115
Bear Stearns Cos., Inc. (The)
 4.00%, due 1/31/08..............    1,525,000      1,536,962
 5.70%, due 11/15/14.............      350,000        357,994
Cedar Brakes II LLC
 9.875%, due 9/1/13..............      280,000        207,200
Countrywide Home Loans, Inc.
 5.625%, due 5/15/07.............    1,065,000      1,139,150
Ford Motor Credit Co.
 1.70%, due 6/20/03 (f)..........      645,000        640,623
 6.50%, due 1/25/07..............      585,000        577,816
Household Finance Corp.
 6.375%, due 11/27/12............      270,000        281,862
 7.00%, due 5/15/12..............    1,040,000      1,139,100
MBNA America Bank NA
 6.625%, due 6/15/12.............    1,130,000      1,150,221
                                                 ------------
                                                    8,232,043
                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
Citizens Communications Co.
 7.625%, due 8/15/08.............      465,000        514,831
 9.00%, due 8/15/31..............    2,175,000      2,545,740
 9.25%, due 5/15/11..............      615,000        732,473
Intermedia Communications, Inc.
 Series B
 (zero coupon), due 7/15/07
   (k)...........................      965,000        386,000
 8.875%, due 11/1/07 (k).........      755,000        302,000
Qwest Capital Funding, Inc.
 5.875%, due 8/3/04..............    5,440,000      4,569,600
Qwest Corp.
 8.875%, due 3/15/12 (c).........      125,000        121,250
Sprint Capital Corp.
 5.875%, due 5/1/04..............      165,000        163,350
U.S. West Communications, Inc.
 5.625%, due 11/15/08............       10,000          8,500
 7.20%, due 11/1/04..............      160,000        152,000
WorldCom, Inc.-WorldCom Group
 8.25%, due 5/15/31 (k)..........    4,180,000        982,300
                                                 ------------
                                                   10,478,044
                                                 ------------


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
ELECTRIC UTILITIES (1.1%)
Consumers Energy Co.
 6.00%, due 3/15/05..............  $ 1,380,000   $  1,367,921
 6.25%, due 9/15/06..............      240,000        236,053
Detroit Edison Co.
 5.05%, due 10/1/05..............    1,695,000      1,795,369
PPL Energy Supply LLC
 Series A
 6.40%, due 11/1/11..............    1,850,000      1,840,447
                                                 ------------
                                                    5,239,790
                                                 ------------
ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric Co.
 6.00%, due 8/15/32..............      520,000        527,934
Thomas & Betts Corp.
 6.29%, due 2/13/03..............      195,000        195,017
 6.625%, due 5/7/08..............       35,000         31,956
 8.25%, due 1/15/04..............      225,000        223,759
                                                 ------------
                                                      978,666
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.0%)(b)
Halliburton Co.
 6.00%, due 8/1/06...............      180,000        183,600
 8.75%, due 2/15/21..............       65,000         65,000
                                                 ------------
                                                      248,600
                                                 ------------
FOOD PRODUCTS (0.1%)
Dole Food Co., Inc.
 6.375%, due 10/1/05.............      115,000        122,247
 7.875%, due 7/15/13.............       60,000         57,906
Smithfield Foods, Inc.
 7.625%, due 2/15/08.............      140,000        136,500
                                                 ------------
                                                      316,653
                                                 ------------
GAS UTILITIES (0.0%)(b)
El Paso Corp.
 7.80%, due 8/1/31...............       50,000         31,000
                                                 ------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
AmerisourceBergen Corp.
 8.125%, due 9/1/08..............      200,000        213,000
Anthem, Inc.
 6.80%, due 8/1/12...............    1,120,000      1,218,673
Columbia/HCA Healthcare Corp.
 7.25%, due 5/20/08..............      495,000        530,045
 7.50%, due 11/15/95.............      145,000        135,246
 8.36%, due 4/15/24..............       80,000         84,704
 8.70%, due 2/10/10..............      375,000        427,809
HCA, Inc.
 8.75%, due 9/1/10...............      245,000        281,970
Manor Care, Inc.
 8.00%, due 3/1/08...............      375,000        395,625
McKesson Corp.
 7.65%, due 3/1/27...............      300,000        322,895
Service Corp. International
 6.50%, due 3/15/08..............       35,000         31,325
 7.20%, due 6/1/06...............      115,000        109,250
                                                 ------------
                                                    3,750,542
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
HOTELS, RESTAURANTS & LEISURE (0.3%)
Chumash Casino & Resort
 9.00%, due 7/15/10 (c)..........  $   110,000   $    116,600
Circus Circus Enterprises, Inc.
 7.00%, due 11/15/36.............      105,000        100,972
Harrah's Operating Co., Inc.
 8.00%, due 2/1/11...............      205,000        236,437
Hilton Hotels Corp.
 7.50%, due 12/15/17.............      155,000        145,992
Park Place Entertainment Corp.
 8.125%, due 5/15/11.............      105,000        108,937
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............      530,000        487,600
Station Casinos, Inc.
 8.375%, due 2/15/08.............      200,000        212,500
                                                 ------------
                                                    1,409,038
                                                 ------------
HOUSEHOLD DURABLES (0.2%)
Mohawk Industries, Inc.
 Series C
 6.50%, due 4/15/07..............      755,000        823,480
                                                 ------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.
 5.60%, due 11/1/05..............       85,000         82,450
 8.50%, due 3/15/06..............      210,000        214,200
                                                 ------------
                                                      296,650
                                                 ------------
MACHINERY (0.0%)(b)
Navistar International Corp.
 Series B
 9.375%, due 6/1/06..............      205,000        196,800
SPX Corp.
 7.50%, due 1/1/13 (c)...........       70,000         70,962
                                                 ------------
                                                      267,762
                                                 ------------
MEDIA (1.5%)
Belo (A.H.) Corp.
 8.00%, due 11/1/08..............      385,000        440,787
Comcast Cable Communications,
 Inc.
 6.75%, due 1/30/11..............      355,000        369,372
Continental Cablevision, Inc.
 8.30%, due 5/15/06..............       95,000        102,912
 8.625%, due 8/15/03.............       65,000         66,608
 8.875%, due 9/15/05.............      110,000        119,727
 9.50%, due 8/1/13...............      160,000        185,269
Cox Communications, Inc.
 7.125%, due 10/1/12.............      210,000        233,254
 7.75%, due 11/1/10..............      100,000        113,896
CSC Holdings, Inc.
 Series B
 7.625%, due 4/1/11..............      245,000        229,994
Houghton Mifflin Co.
 7.00%, due 3/1/06...............      105,000        107,100
 7.20%, due 3/15/11..............      110,000        108,900
Jones Intercable, Inc.
 8.875%, due 4/1/07..............      125,000        133,517


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
MEDIA (Continued)
Liberty Media Corp.
 8.50%, due 7/15/29..............  $   350,000   $    377,767
News America, Inc.
 7.25%, due 5/18/18..............      400,000        394,734
Time Warner Entertainment Co.
 10.15%, due 5/1/12..............    3,265,000      4,120,257
Time Warner, Inc.
 6.625%, due 5/15/29.............      210,000        193,079
                                                 ------------
                                                    7,297,173
                                                 ------------
METALS & MINING (0.1%)
United States Steel LLC
 10.75%, due 8/1/08..............      270,000        265,950
                                                 ------------

MULTILINE RETAIL (0.6%)
Sears Roebuck Acceptance Corp.
 6.70%, due 4/15/12..............    1,120,000      1,063,122
Target Corp.
 6.35%, due 11/1/32..............    1,650,000      1,724,841
                                                 ------------
                                                    2,787,963
                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER (0.9%)
AES Corp. (The)
 8.875%, due 2/15/11.............      150,000         87,000
PG&E National Energy Group, Inc.
 10.375%, due 5/16/11 (k)........      270,000        102,600
PSE&G Power LLC
 6.875%, due 4/15/06.............    3,415,000      3,580,354
 8.625%, due 4/15/31.............       70,000         75,373
Western Resources, Inc.
 7.125%, due 8/1/09..............      320,000        252,800
 7.875%, due 5/1/07..............      220,000        222,750
                                                 ------------
                                                    4,320,877
                                                 ------------
OIL & GAS (1.1%)
Conoco Funding Co.
 6.35%, due 10/15/11.............    2,570,000      2,869,865
Forest Oil Corp.
 8.00%, due 12/15/11.............      220,000        232,100
Kinder Morgan Energy Partners,
 L.P.
 5.35%, due 8/15/07..............    1,165,000      1,219,063
Ultramar Diamond Shamrock Corp.
 6.75%, due 10/15/37.............      245,000        246,604
Valero Energy Corp.
 7.50%, due 4/15/32..............      705,000        714,121
Vintage Petroleum, Inc.
 8.25%, due 5/1/12...............      290,000        301,600
                                                 ------------
                                                    5,583,353
                                                 ------------
PAPER & FOREST PRODUCTS (0.5%)
Fort James Corp.
 6.625%, due 9/15/04.............       75,000         72,750
Georgia-Pacific Corp.
 9.50%, due 5/15/22..............      125,000        110,625
 9.625%, due 3/15/22.............      165,000        147,675
Pope & Talbot, Inc.
 8.375%, due 6/1/13..............      475,000        412,062

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
PAPER & FOREST PRODUCTS (Continued)
Rock-Tenn Co.
 8.20%, due 8/15/11..............  $ 1,620,000   $  1,841,569
                                                 ------------
                                                    2,584,681
                                                 ------------
PHARMACEUTICALS (0.1%)
MedPartners, Inc.
 7.375%, due 10/1/06.............      285,000        290,700
                                                 ------------
REAL ESTATE (0.1%)
Healthcare Realty Trust, Inc.
 8.125%, due 5/1/11..............      260,000        279,984
Hospitality Properties Trust
 7.00%, due 3/1/08...............      220,000        232,162
                                                 ------------
                                                      512,146
                                                 ------------
SOFTWARE (0.0%)(b)
Computer Associates, Inc.
 Series B
 6.25%, due 4/15/03..............      120,000        119,700
                                                 ------------

SPECIALTY RETAIL (0.1%)
AmeriGas Partners L.P./AmeriGas
 Eagle Finance Corp.
 8.875%, due 5/20/11.............      400,000        416,000
Gap, Inc. (The)
 5.625%, due 5/1/03..............      190,000        190,475
                                                 ------------
                                                      606,475
                                                 ------------
TOBACCO (0.0%)(b)
Standard Commercial
 Tobacco Co., Inc.
 8.875%, due 8/1/05..............      177,000        182,310
                                                 ------------

UTILITIES -- ELECTRIC & GAS (0.0%)(b)
El Paso Energy Partners
 10.625%, due 12/1/12 (c)........      220,000        224,950
                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11..............      175,000        175,875
 8.75%, due 3/1/31...............    1,640,000      1,607,200
                                                 ------------
                                                    1,783,075
                                                 ------------
Total Corporate Bonds
 (Cost $72,900,686)..............                  71,201,432
                                                 ------------

FOREIGN BONDS (1.1%)

AIR FREIGHT & LOGISTICS (0.2%)
PSA Corp. Ltd.
 7.125%, due 8/1/05 (c)..........      900,000      1,008,243
                                                 ------------

BEVERAGES (0.2%)
CIA Brasil De Bebidas
 10.50%, due 12/15/11............    1,140,000      1,031,700
                                                 ------------


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------

FOREIGN GOVERNMENTS (0.3%)
Province of Quebec
 5.00%, due 7/17/09 (j)..........  $   920,000   $    983,087
Russian Federation
 5.00%, due 3/31/30..............      655,000        517,450
                                                 ------------
                                                    1,500,537
                                                 ------------
PAPER & FOREST PRODUCTS (0.0%)(b)
Norske Skog Canada Ltd.
 8.625%, due 6/15/11.............      135,000        136,012
                                                 ------------

ROAD & RAIL (0.0%)(b)
Grupo Transportacion Ferroviaria
 Mexicana S.A. de CV
 12.50%, due 6/15/12 (c).........      115,000        116,150
                                                 ------------

TELECOMMUNICATIONS (0.2%)
Vodafone Group PLC
 3.95%, due 1/30/08..............      845,000        850,231
                                                 ------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Stena AB
 9.625%, due 12/1/12 (c).........      145,000        149,713
Teekay Shipping Corp.
 8.875%, due 7/15/11.............      105,000        107,756
                                                 ------------
                                                      257,469
                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Rogers Wireless Communications,
 Inc.
 9.625%, due 5/1/11..............      475,000        448,875
                                                 ------------
Total Foreign Bonds
 (Cost $5,335,652)...............                   5,349,217
                                                 ------------

MORTGAGE-BACKED SECURITIES (1.6%)

COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
OBLIGATIONS) (1.6%)
GMAC Commercial Mortgage
 Securities, Inc.
 Series 1998-C2 Class A1
 6.15%, due 5/15/35..............      987,655      1,058,494
Morgan Stanley Capital
 Series 1998-HF2 Class A1
 6.01%, due 11/15/30.............      566,617        610,729
 Series 1997-WF1 Class A2
 7.22%, due 7/15/29 (c)..........    1,775,000      2,022,164
Mortgage Capital Funding, Inc.
 Series 1998-MC3 A2
 6.337%, due 11/18/31............    1,610,000      1,789,317
Nationslink Funding Corp.
 Series 1998-2 Class A1
 6.001%, due 8/20/30.............    1,075,227      1,155,447

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

MORTGAGE-BACKED SECURITIES (CONTINUED)

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
 OBLIGATIONS) (Continued)
Permanent Financing PLC
 Series 1 Class 2A
 4.20%, due 6/10/05..............  $ 1,510,000   $  1,568,230
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $7,917,877)...............                   8,204,381
                                                 ------------

U.S. GOVERNMENT &
FEDERAL AGENCIES (20.9%)

FEDERAL HOME LOAN MORTGAGE
CORPORATION (1.7%)
 3.875%, due 2/15/05.............    4,625,000      4,820,328
 5.50%, due 1/1/32...............    3,444,481      3,516,109
                                                 ------------
                                                    8,336,437
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (1.4%)
 5.50%, due 1/17/17 TBA (d)......    5,725,000      5,930,745
 7.00%, due 7/15/05..............    1,270,000      1,423,835
                                                 ------------
                                                    7,354,580
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (10.5%)
 5.50%, due 1/1/17-2/1/17........   16,071,413     16,686,232
 6.00%, due 5/1/29-8/1/32........   11,765,970     12,190,614
 6.50%, due 6/1/31-10/1/31.......   11,097,151     11,559,835
 7.00%, due 2/1/32-4/1/32........    5,947,673      6,255,963
 7.50%, due 8/1/31 (e)...........    5,313,225      5,642,926
                                                 ------------
                                                   52,335,570
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (3.5%)
 6.00%, due 4/15/29-8/15/32
   (g)...........................    8,057,017      8,414,321
 7.00%, due 9/15/31..............    3,436,393      3,644,593
 7.50%, due 12/15/23-12/15/28
   (e)...........................    4,888,366      5,232,228
                                                 ------------
                                                   17,291,142
                                                 ------------
UNITED STATES TREASURY BONDS (2.1%)
 6.25%, due 5/15/30 (g)..........    4,980,000      5,959,466
 6.875%, due 8/15/25.............    2,975,000      3,762,795
 8.75%, due 8/15/20..............      660,000        974,531
                                                 ------------
                                                   10,696,792
                                                 ------------
UNITED STATES TREASURY NOTES (1.7%)
 3.375%, due 1/15/07.............    3,810,000      4,721,551
 4.375%, due 5/15/07 (g).........    3,145,000      3,377,189
 4.625%, due 5/15/06.............      165,000        177,955
                                                 ------------
                                                    8,276,695
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $99,783,558)..............                 104,291,216
                                                 ------------

YANKEE BONDS (0.4%)


                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
MARINE (0.1%)
Sea Containers Ltd.
 7.875%, due 2/15/08.............  $   180,000   $    117,000
 10.75%, due 10/15/06............      280,000        224,000
                                                 ------------
                                                      341,000
                                                 ------------
MEDIA (0.2%)
British Sky Broadcasting Group
 PLC
 6.875%, due 2/23/09.............      210,000        214,725
 7.30%, due 10/15/06.............      190,000        197,600
Rogers Cablesystem, Ltd.
 11.00%, due 12/1/15.............      210,000        217,350
Rogers Communications, Inc.
 8.875%, due 7/15/07.............      215,000        205,325
                                                 ------------
                                                      835,000
                                                 ------------
OIL & GAS (0.1%)
Husky Oil, Ltd.
 8.90%, due 8/15/28..............      665,000        734,540
                                                 ------------
Total Yankee Bonds
 (Cost $1,926,477)...............                   1,910,540
                                                 ------------
Total Long-Term Bonds
 (Cost $196,603,208).............                 199,573,848
                                                 ------------

COMMON STOCKS (56.1%)
                                     SHARES
                                   -----------
AEROSPACE & DEFENSE (2.9%)
General Dynamics Corp. ..........       56,100      4,452,657
Lockheed Martin Corp. ...........       72,100      4,163,775
United Technologies Corp. .......       96,900      6,001,986
                                                 ------------
                                                   14,618,418
                                                 ------------
AIR FREIGHT & LOGISTICS (1.2%)
FedEx Corp. (g)..................      108,400      5,877,448
                                                 ------------

AUTOMOBILES (1.7%)
Harley-Davidson, Inc. (g)........      187,800      8,676,360
                                                 ------------

BANKS (3.1%)
Bank of America Corp. ...........       95,100      6,616,107
BB&T Corp. ......................      113,600      4,202,064
Fifth Third Bancorp..............       78,100      4,572,755
                                                 ------------
                                                   15,390,926
                                                 ------------
BEVERAGES (1.7%)
Coca-Cola Co. (The)..............       88,400      3,873,688
PepsiCo, Inc. ...................      106,200      4,483,764
                                                 ------------
                                                    8,357,452
                                                 ------------
BIOTECHNOLOGY (0.9%)
Amgen, Inc. (a)..................       92,100      4,452,114
                                                 ------------

CHEMICALS (1.7%)
Air Products & Chemicals,
 Inc. ...........................       94,400      4,035,600
Praxair, Inc. ...................       75,000      4,332,750
                                                 ------------
                                                    8,368,350
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   --------------------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Cendant Corp. (a)................      277,300   $  2,906,104
First Data Corp. ................      114,700      4,061,527
                                                 ------------
                                                    6,967,631
                                                 ------------
COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc. (a)..........      412,600      5,405,060
                                                 ------------
COMPUTERS & PERIPHERALS (1.6%)
Hewlett-Packard Co. .............      237,000      4,114,320
International Business Machines
 Corp. ..........................       46,900      3,634,750
                                                 ------------
                                                    7,749,070
                                                 ------------
DIVERSIFIED FINANCIALS (4.2%)
American Express Co. ............      177,000      6,256,950
Citigroup, Inc. .................      128,033      4,505,481
Fannie Mae.......................       87,500      5,628,875
Morgan Stanley...................      114,100      4,554,872
                                                 ------------
                                                   20,946,178
                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies, Inc. (a)...       42,500        763,300
                                                 ------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Baker Hughes, Inc. ..............       87,600      2,819,844
BJ Services Co. (a)..............       86,700      2,801,277
Weatherford International Ltd.
 (a).............................       64,200      2,563,506
                                                 ------------
                                                    8,184,627
                                                 ------------
FOOD & DRUG RETAILING (1.8%)
SYSCO Corp. (g)..................      152,200      4,534,038
Walgreen Co. (g).................      149,600      4,366,824
                                                 ------------
                                                    8,900,862
                                                 ------------
FOOD PRODUCTS (0.6%)
Kraft Foods, Inc. Class A........       76,100      2,962,573
                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Baxter International, Inc. ......      190,600      5,336,800
Medtronic, Inc. .................       90,800      4,140,480
                                                 ------------
                                                    9,477,280
                                                 ------------
HEALTH CARE PROVIDERS & SERVICES (5.2%)
Cardinal Health, Inc. (g)........       89,800      5,315,262
HCA, Inc.........................      120,400      4,996,600
Tenet Healthcare Corp. (a).......      122,400      2,007,360
UnitedHealth Group, Inc..........      104,500      8,725,750
WellPoint Health Networks, Inc.
 (a).............................       66,800      4,753,488
                                                 ------------
                                                   25,798,460
                                                 ------------
HOUSEHOLD PRODUCTS (0.9%)
Colgate-Palmolive Co.............       86,600      4,540,438
                                                 ------------

INSURANCE (1.1%)
Marsh & McLennan Cos., Inc.......      101,800      4,704,178
Prudential Financial, Inc........       29,700        942,678
                                                 ------------
                                                    5,646,856
                                                 ------------

                                     SHARES         VALUE
                                   --------------------------
IT CONSULTING & SERVICES (0.4%)
SunGard Data Systems, Inc. (a)...       82,600   $  1,946,056
                                                 ------------

MACHINERY (1.8%)
Danaher Corp.....................       59,900      3,935,430
Illinois Tool Works, Inc.........       80,700      5,234,202
                                                 ------------
                                                    9,169,632
                                                 ------------
MEDIA (3.8%)
Clear Channel Communications,
 Inc. (a)........................      120,060      4,477,037
Gannett Co., Inc.................       69,000      4,954,200
Omnicom Group, Inc...............       74,900      4,838,540
Viacom, Inc. Class B (a).........      111,551      4,546,819
                                                 ------------
                                                   18,816,596
                                                 ------------
MULTILINE RETAIL (3.1%)
Kohl's Corp. (a).................      108,400      6,064,980
Target Corp......................      148,700      4,461,000
Wal-Mart Stores, Inc.............      100,600      5,081,306
                                                 ------------
                                                   15,607,286
                                                 ------------
PHARMACEUTICALS (2.3%)
Johnson & Johnson................      110,700      5,945,697
Pfizer, Inc. (g).................      185,500      5,670,735
                                                 ------------
                                                   11,616,432
                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.3%)
Analog Devices, Inc. (a).........      143,400      3,422,958
Applied Materials, Inc. (a)......      185,500      2,417,065
Intel Corp.......................      298,900      4,653,873
KLA-Tencor Corp. (a)(g)..........       74,300      2,627,991
Texas Instruments, Inc...........      231,800      3,479,318
                                                 ------------
                                                   16,601,205
                                                 ------------
SOFTWARE (4.0%)
Electronic Arts, Inc. (a)........       46,200      2,299,374
Microsoft Corp. (a)..............      165,600      8,561,520
Oracle Corp. (a).................      441,220      4,765,176
VERITAS Software Corp. (a).......      272,400      4,254,888
                                                 ------------
                                                   19,880,958
                                                 ------------
SPECIALTY RETAIL (2.6%)
Bed Bath & Beyond, Inc. (a)......      165,600      5,718,168
Lowe's Cos., Inc.................       73,900      2,771,250
TJX Cos., Inc. (The).............      223,900      4,370,528
                                                 ------------
                                                   12,859,946
                                                 ------------
Total Common Stocks
 (Cost $316,164,395).............                 279,581,514
                                                 ------------

PREFERRED STOCKS (0.1%)

ENERGY EQUIPMENT & SERVICES (0.0%)(b)
El Paso Energy Capital Trust
 4.75%...........................        3,550         64,610
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

PREFERRED STOCKS (CONTINUED)

                                     SHARES         VALUE
                                   --------------------------
PAPER & FOREST PRODUCTS (0.1%)
Paperboard Industries
 International, Inc.
 5.00%, Class A (c)(i)(j)........       11,665   $    176,520
                                                 ------------
Total Preferred Stocks
 (Cost $313,011).................                     241,130
                                                 ------------

SHORT-TERM INVESTMENTS (11.5%)

                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (4.6%)
Hudson-American Realty
 1.50%, due 1/8/03 (h)...........  $ 5,105,000      5,103,938
Rhineland Funding Capital Corp.
 1.50%, due 1/21/03 (h)..........    8,573,000      8,565,854
UBS Finance Delaware LLC
 1.20%, due 1/2/03...............    5,030,000      5,029,832
Wells Fargo & Co.
 1.30%, due 1/30/03..............    4,420,000      4,415,368
                                                 ------------
Total Commercial Paper
 (Cost $23,114,992)..............                  23,114,992
                                                 ------------

CORPORATE BOND (1.0%)
Liberty Lighthouse US Capital
 Corp.
 1.42%, due 2/18/03 (h)..........    5,000,000      5,000,881
                                                 ------------
Total Corporate Bond
 (Cost $5,000,881)...............                   5,000,881
                                                 ------------

                                     SHARES
                                   -----------
INVESTMENT COMPANIES (2.9%)
AIM Institutional Funds Group
 (h).............................      549,848        549,848
Janus Government Money Market
 Fund (h)........................            5              5
Merrill Lynch Premier
 Institutional Fund..............   13,900,727     13,900,727
                                                 ------------
Total Investment Companies
 (Cost $14,450,580)..............                  14,450,580
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT
                                   -----------
MASTER NOTE (2.0%)
Bank of America Securities LLC
 1.44%, due 1/2/03 (h)...........  $10,000,000     10,000,000
                                                 ------------
Total Master Note
 (Cost $10,000,000)..............                  10,000,000
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------

REPURCHASE AGREEMENT (1.0%)
Credit Suisse First Boston Corp.
 1.38%, dated 12/31/02
 due 1/2/03
 Proceeds at Maturity
 $5,000,378 (h)
 (Collateralized by
 $5,120,000 Various
 Commercial Paper
 Market Value $5,102,853)........  $ 5,000,000   $  5,000,000
                                                 ------------
Total Repurchase Agreement
 (Cost $5,000,000)...............                   5,000,000
                                                 ------------
Total Short-Term Investments
 (Cost $57,566,453)..............                  57,566,453
                                                 ------------
Total Investments
 (Cost $570,647,067) (l).........        107.7%   536,962,945(m)
Liabilities in Excess of Cash and
 Other Assets....................         (7.7)   (38,478,480)
                                   -----------   ------------
Net Assets.......................        100.0%  $498,484,465
                                   ===========   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e)  Segregated or partially segregated as collateral for TBA.
(f) Floating rate. Rate shown is the rate in effect at December 31, 2002.
(g)  Represent securities out on loan or a portion which is out on loan. (See
     Note 2(J))
(h) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.
(i)  Restricted security. (See Note 2(I))
(j)  Canadian security.
(k)  Issue in default.
(l)  The cost for federal income tax purposes is $572,092,032.
(m) At December 31, 2002 net unrealized depreciation was $35,129,087, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $21,724,825 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $56,853,912.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost
  $570,647,067) -- including $33,346,397
  of securities loaned..................   $ 536,962,945
Cash....................................           3,371
Receivables:
  Dividends and interest................       2,494,169
  Fund shares sold......................         508,750
  Investment securities sold............          17,539
                                           -------------
        Total assets....................     539,986,774
                                           -------------
LIABILITIES:
Securities lending collateral...........      34,166,374
Payables:
  Investment securities purchased.......       6,828,308
  Adviser...............................         136,907
  Fund shares redeemed..................         131,643
  Administrator.........................          85,567
  Custodian.............................          10,682
Accrued expenses........................         142,828
                                           -------------
        Total liabilities...............      41,502,309
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 498,484,465
                                           =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized............................   $     367,862
Additional paid-in capital..............     568,248,483
Accumulated undistributed net investment
  income................................         116,830
Accumulated net realized loss on
  investments and written option
  transactions..........................     (36,564,588)
Net unrealized depreciation on
  investments...........................     (33,684,122)
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 498,484,465
                                           =============
Shares of capital stock outstanding.....      36,786,218
                                           =============
Net asset value per share outstanding...   $       13.55
                                           =============


STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Interest (a)..........................   $  14,202,341
  Dividends (b).........................       2,678,347
                                           -------------
        Total income....................      16,880,688
                                           -------------
Expenses:
  Advisory..............................       1,869,762
  Administration........................       1,168,601
  Shareholder communication.............         243,003
  Professional..........................         110,234
  Custodian.............................          70,778
  Directors.............................          26,059
  Portfolio pricing.....................          24,888
  Miscellaneous.........................          27,181
                                           -------------
        Total expenses..................       3,540,506
                                           -------------
Net investment income...................      13,340,182
                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND WRITTEN OPTION
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions.................     (25,470,976)
  Written option transactions...........         332,410
                                           -------------
Net realized loss on investments and
  written option transactions...........     (25,138,566)
                                           -------------
Net change in unrealized appreciation on
  investments...........................     (99,334,006)
                                           -------------
Net realized and unrealized loss on
  investments and written option
  transactions..........................    (124,472,572)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $(111,132,390)
                                           =============

------------
(a) Includes securities lending income of $68,039.
(b) Dividends recorded net of foreign withholding taxes in the amount of $3,201.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002            2001
                                                              -----------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  13,340,182   $  17,277,762
  Net realized loss on investments and written option
    transactions............................................    (25,138,566)    (10,657,192)
  Net change in unrealized appreciation on investments......    (99,334,006)    (94,492,821)
                                                              -------------   -------------
  Net decrease in net assets resulting from operations......   (111,132,390)    (87,872,251)
                                                              -------------   -------------
Dividends and distributions to shareholders:
  From net investment income................................    (13,531,061)    (17,432,660)
  From net realized gain on investments.....................             --      (1,050,854)
                                                              -------------   -------------
    Total dividends and distributions to shareholders.......    (13,531,061)    (18,483,514)
                                                              -------------   -------------
Capital share transactions:
  Net proceeds from sale of shares..........................     26,285,236      37,238,749
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     13,531,061      18,483,514
                                                              -------------   -------------
                                                                 39,816,297      55,722,263
  Cost of shares redeemed...................................    (95,821,950)    (76,075,245)
                                                              -------------   -------------
  Decrease in net assets derived from capital share
    transactions............................................    (56,005,653)    (20,352,982)
                                                              -------------   -------------
Net decrease in net assets..................................   (180,669,104)   (126,708,747)
NET ASSETS:
Beginning of year...........................................    679,153,569     805,862,316
                                                              -------------   -------------
End of year.................................................  $ 498,484,465   $ 679,153,569
                                                              =============   =============
Accumulated undistributed net investment income at end of
  year......................................................  $     116,830   $     104,175
                                                              =============   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                              YEAR ENDED DECEMBER 31
                                                                2002       2001         2000       1999       1998
                                                              ------------------------------------------------------
Net asset value at beginning of year........................  $  16.69   $  19.21     $  22.36   $  19.99   $  16.47
                                                              --------   --------     --------   --------   --------
Net investment income.......................................      0.37       0.44(a)      0.43       0.39       0.38
Net realized and unrealized gain (loss) on investments......     (3.13)     (2.49)(a)    (1.36)      3.00       4.07
                                                              --------   --------     --------   --------   --------
Total from investment operations............................     (2.76)     (2.05)       (0.93)      3.39       4.45
                                                              --------   --------     --------   --------   --------
Less dividends and distributions:
  From net investment income................................     (0.38)     (0.44)       (0.43)     (0.39)     (0.38)
  From net realized gain on investments.....................        --      (0.03)       (1.79)     (0.63)     (0.55)
                                                              --------   --------     --------   --------   --------
Total dividends and distributions...........................     (0.38)     (0.47)       (2.22)     (1.02)     (0.93)
                                                              --------   --------     --------   --------   --------
Net asset value at end of year..............................  $  13.55   $  16.69     $  19.21   $  22.36   $  19.99
                                                              ========   ========     ========   ========   ========
Total investment return.....................................    (16.57%)   (10.69%)      (4.36%)    17.02%     27.13%
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................      2.28%      2.42%(a)     2.05%      1.88%      2.20%
  Expenses..................................................      0.61%      0.59%        0.59%      0.58%      0.60%
Portfolio turnover rate.....................................       101%       125%         120%       133%       158%
Net assets at end of year (in 000's)........................  $498,484   $679,154     $805,862   $821,531   $644,361

------------
(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

Decrease net investment income..............................  $(0.02)
Increase net realized and unrealized gains and losses.......    0.02
Decrease ratio of net investment income.....................   (0.12%)

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (91.2%)+
                                        SHARES        VALUE
                                      -------------------------
AEROSPACE & DEFENSE (2.5%)
Raytheon Co. .....................       273,100   $  8,397,825
                                                   ------------

AUTO COMPONENTS (1.1%)
Delphi Corp. .....................       466,100      3,752,105
                                                   ------------
AUTOMOBILES (1.0%)
General Motors Corp. .............        91,700      3,380,062
                                                   ------------
BANKS (8.2%)
Bank of America Corp. ............       154,100     10,720,737
FleetBoston Financial Corp. ......       155,330      3,774,519
PNC Financial Services
 Group, Inc. (The)................       120,500      5,048,950
Washington Mutual, Inc. ..........       222,900      7,696,737
                                                   ------------
                                                     27,240,943
                                                   ------------
BUILDING PRODUCTS (3.4%)
American Standard Cos., Inc.
 (a)..............................       160,000     11,382,400
                                                   ------------

CHEMICALS (0.6%)
Air Products & Chemicals, Inc. ...        46,800      2,000,700
                                                   ------------

COMMUNICATIONS EQUIPMENT (1.3%)
Motorola, Inc. ...................       496,700      4,296,455
                                                   ------------
COMPUTERS & PERIPHERALS (2.5%)
Apple Computer, Inc. (a)..........       372,000      5,330,760
International Business Machines
 Corp. ...........................        39,400      3,053,500
                                                   ------------
                                                      8,384,260
                                                   ------------
CONTAINERS & PACKAGING (2.1%)
Smurfit-Stone Container Corp.
 (a)..............................       449,700      6,921,333
                                                   ------------
DIVERSIFIED FINANCIALS (7.4%)
Citigroup, Inc. ..................       179,697      6,323,537
Goldman Sachs Group, Inc. (The)...        98,500      6,707,850
iShares...........................       127,600      5,875,980
Merrill Lynch & Co., Inc. ........       149,300      5,665,935
                                                   ------------
                                                     24,573,302
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (7.9%)
ALLTEL Corp. .....................       126,700      6,461,700
BellSouth Corp. ..................       157,500      4,074,525
SBC Communications, Inc. .........       272,900      7,398,319
Verizon Communications, Inc. .....       214,100      8,296,375
                                                   ------------
                                                     26,230,919
                                                   ------------
ELECTRIC UTILITIES (1.1%)
FirstEnergy Corp. ................       108,300      3,570,651
                                                   ------------

ELECTRICAL EQUIPMENT (3.6%)
Cooper Industries Ltd.
 Class A..........................       331,400     12,079,530
                                                   ------------


                                        SHARES        VALUE
                                      -------------------------

FOOD & DRUG RETAILING (4.3%)
CVS Corp. ........................       256,700   $  6,409,799
Kroger Co. (The) (a)..............       350,600      5,416,770
Safeway, Inc. (a).................       103,400      2,415,424
                                                   ------------
                                                     14,241,993
                                                   ------------
FOOD PRODUCTS (1.4%)
Kraft Foods, Inc.
 Class A..........................       114,600      4,461,378
                                                   ------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
McDonald's Corp. .................       194,900      3,133,992
                                                   ------------

HOUSEHOLD PRODUCTS (0.5%)
Kimberly-Clark Corp. .............        35,200      1,670,944
                                                   ------------

INSURANCE (9.0%)
Allstate Corp. (The)..............       180,700      6,684,093
Chubb Corp. (The).................        60,900      3,178,980
Hartford Financial Services
 Group, Inc. (The)................       173,500      7,882,105
Prudential Financial, Inc. .......       307,300      9,753,702
Travelers Property Casualty Corp.
 Class B (a)......................       168,469      2,468,071
                                                   ------------
                                                     29,966,951
                                                   ------------
IT CONSULTING & SERVICES (1.6%)
Computer Sciences Corp. (a).......       148,900      5,129,605
                                                   ------------

MACHINERY (3.1%)
Navistar International Corp.
 (a)..............................       428,400     10,414,404
                                                   ------------

METALS & MINING (2.5%)
Alcoa, Inc. ......................       366,328      8,344,952
                                                   ------------

OIL & GAS (10.4%)
ChevronTexaco Corp. ..............       109,243      7,262,475
ConocoPhillips....................       200,700      9,711,873
ExxonMobil Corp. .................       224,400      7,840,536
Sunoco, Inc. .....................       100,700      3,341,226
Unocal Corp. .....................       201,600      6,164,928
                                                   ------------
                                                     34,321,038
                                                   ------------
PAPER & FOREST PRODUCTS (5.6%)
International Paper Co. ..........       269,200      9,413,924
MeadWestvaco Corp. ...............       365,520      9,031,999
                                                   ------------
                                                     18,445,923
                                                   ------------
PHARMACEUTICALS (5.1%)
Barr Laboratories, Inc. (a).......        49,000      3,189,410
Bristol-Myers Squibb Co. .........       152,700      3,535,005
Merck & Co., Inc. ................        68,300      3,866,463
Watson Pharmaceuticals, Inc.
 (a)..............................       219,900      6,216,573
                                                   ------------
                                                     16,807,451
                                                   ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                        SHARES        VALUE
                                      -------------------------
ROAD & RAIL (2.3%)
Burlington Northern Santa Fe
 Corp. ...........................       292,700   $  7,613,127
                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
Advanced Micro Devices, Inc.
 (a)..............................       696,900      4,501,974
Intel Corp. ......................        84,000      1,307,880
                                                   ------------
                                                      5,809,854
                                                   ------------
Total Common Stocks
 (Cost $337,518,786)..............                  302,572,097
                                                   ------------

CONVERTIBLE PREFERRED STOCK (0.7%)

TELECOMMUNICATIONS EQUIPMENT (0.7%)
Motorola, Inc.
 10.25%...........................       243,500      2,298,883
                                                   ------------
Total Convertible Preferred Stock
 (Cost $2,980,440)................                    2,298,883
                                                   ------------
SHORT-TERM INVESTMENTS (8.4%)
                                      PRINCIPAL
                                        AMOUNT
                                      ----------
COMMERCIAL PAPER (7.5%)
American Express Credit Corp.
 1.29%, due 1/3/03................    $4,000,000      3,999,713
General Electric Capital Corp.
 1.35%, due 1/6/03................     3,740,000      3,739,299
Goldman Sachs Group, Inc. 1.41%,
 due 1/3/03.......................     4,000,000      3,999,686
UBS Finance Delaware LLC 1.20%,
 due 1/2/03.......................     4,455,000      4,454,851
USAA Capital Corp. 1.32%, due
 1/6/03...........................     4,000,000      3,999,267
Wells Fargo & Co. 1.31%, due
 1/8/03...........................     5,000,000      4,998,726
                                                   ------------
Total Commercial Paper
 (Cost $25,191,542)...............                   25,191,542
                                                   ------------


                                      PRINCIPAL
                                        AMOUNT        VALUE
                                      -------------------------
U.S. GOVERNMENT (0.9%)
United States Treasury Bill
 1.445%, due 1/23/03..............    $2,900,000   $  2,898,072
                                                   ------------
Total U.S. Government
 (Cost $2,897,433)................                    2,898,072
                                                   ------------
Total Short-Term Investments
 (Cost $28,088,975)...............                   28,089,614
                                                   ------------
Total Investments
 (Cost $368,588,201) (c)..........         100.3%   332,960,594(d)
Liabilities in Excess of
 Cash and Other Assets............          (0.3)    (1,127,801)
                                      ----------   ------------
Net Assets........................         100.0%  $331,832,793
                                      ==========   ============

WRITTEN CALL OPTIONS (-0.1%)
                                      NUMBER OF
                                      CONTRACTS
                                         (e)
                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES (-0.1%)
SBC Communications, Inc. Strike
 Price $30.00 Expire 4/19/03
 (a)..............................        (1,176)  $   (123,480)
                                                   ------------

PHARMACEUTICALS (0.0%)(b)
Merck & Co., Inc. Strike Price
 $65.00 Expire 4/19/03 (a)........          (645)       (51,600)
                                                   ------------
Total Written Call Options
 (Premium ($213,051)).............                 $   (175,080)
                                                   ============

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) The cost for federal income tax purposes is $369,077,257.
(d) At December 31, 2002 net unrealized depreciation was $36,116,663, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $10,177,927 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $46,294,590.
(e) One contract relates to 100 shares.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $368,588,201).........   $332,960,594
Cash.....................................          3,219
Receivables:
  Investment securities sold.............      1,453,479
  Dividends..............................        583,858
  Fund shares sold.......................         77,579
                                            ------------
        Total assets.....................    335,078,729
                                            ------------
LIABILITIES:
Written call options, at value (premium
  received $213,051) (Note 2(K)).........        175,080
Payables:
  Investment securities purchased........      2,730,529
  Adviser................................        102,578
  Fund shares redeemed...................         81,002
  Shareholder communication..............         71,848
  Administrator..........................         56,988
  Custodian..............................          5,947
Accrued expenses.........................         21,964
                                            ------------
        Total liabilities................      3,245,936
                                            ------------
Net assets applicable to outstanding
  shares.................................   $331,832,793
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    278,708
Additional paid-in capital...............    418,909,002
Accumulated undistributed net investment
  income.................................        111,627
Accumulated net realized loss on
  investments and written option
  transactions...........................    (51,876,908)
Net unrealized depreciation on
  investments and written option
  transactions...........................    (35,589,636)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $331,832,793
                                            ============
Shares of capital stock outstanding......     27,870,790
                                            ============
Net asset value per share outstanding....   $      11.91
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends..............................   $  7,427,384
  Interest...............................        401,448
                                            ------------
        Total income.....................      7,828,832
                                            ------------
Expenses:
  Advisory...............................      1,352,433
  Administration.........................        751,352
  Shareholder communication..............        186,936
  Professional...........................         76,909
  Custodian..............................         38,385
  Directors..............................         16,544
  Miscellaneous..........................         25,912
                                            ------------
        Total expenses...................      2,448,471
                                            ------------
Net investment income....................      5,380,361
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND WRITTEN OPTION
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................    (49,591,261)
  Written option transactions............      1,883,780
                                            ------------
Net realized loss on investments.........    (47,707,481)
                                            ------------
Net change in unrealized appreciation on:
  Security transactions..................    (48,834,130)
  Written option transactions............         37,971
                                            ------------
Net unrealized loss on investments and
  written option transactions............    (48,796,159)
                                            ------------
Net realized and unrealized loss on
  investments and written option
  transactions...........................    (96,503,640)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(91,123,279)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002           2001
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  5,380,361   $  5,692,221
  Net realized gain (loss) on investments and written option
    transactions............................................   (47,707,481)    15,126,978
  Net change in unrealized appreciation on investments and
    written option transactions.............................   (48,796,159)   (20,005,873)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (91,123,279)       813,326
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................    (5,328,561)    (5,632,394)
  From net realized gain on investments.....................      (597,495)   (17,506,867)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......    (5,926,056)   (23,139,261)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    57,977,617    100,935,902
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     5,926,056     23,139,261
                                                              ------------   ------------
                                                                63,903,673    124,075,163
  Cost of shares redeemed...................................   (39,195,622)   (36,171,585)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    24,708,051     87,903,578
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (72,341,284)    65,577,643
NET ASSETS:
Beginning of year...........................................   404,174,077    338,596,434
                                                              ------------   ------------
End of year.................................................  $331,832,793   $404,174,077
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $    111,627   $     59,827
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                             YEAR ENDED DECEMBER 31
                                                                2002       2001       2000       1999       1998
                                                              ----------------------------------------------------
Net asset value at beginning of year........................  $  15.35   $  16.21   $  15.00   $  13.96   $  16.09
                                                              --------   --------   --------   --------   --------
Net investment income.......................................      0.20       0.23       0.20       0.20       0.24
Net realized and unrealized gain (loss) on investments......     (3.43)     (0.15)      1.73       1.03      (0.90)
                                                              --------   --------   --------   --------   --------
Total from investment operations............................     (3.23)      0.08       1.93       1.23      (0.66)
                                                              --------   --------   --------   --------   --------
Less dividends and distributions:
  From net investment income................................     (0.19)     (0.23)     (0.21)     (0.19)     (0.24)
  From net realized gain on investments.....................     (0.02)     (0.71)     (0.51)        --      (1.23)
                                                              --------   --------   --------   --------   --------
Total dividends and distributions...........................     (0.21)     (0.94)     (0.72)     (0.19)     (1.47)
                                                              --------   --------   --------   --------   --------
Net asset value at end of year..............................  $  11.91   $  15.35   $  16.21   $  15.00   $  13.96
                                                              ========   ========   ========   ========   ========
Total investment return.....................................    (21.05%)     0.40%     12.89%      8.80%     (4.14%)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................      1.43%      1.53%      1.33%      1.30%      1.60%
  Expenses..................................................      0.65%      0.64%      0.64%      0.63%      0.65%
Portfolio turnover rate.....................................        64%        70%        90%        74%        69%
Net assets at end of year (in 000's)........................  $331,833   $404,174   $338,596   $331,473   $319,743

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (98.6%)+

                                          SHARES       VALUE
                                          ---------------------
AEROSPACE & DEFENSE (1.1%)
Honeywell International, Inc. ........     3,163    $    75,912
L-3 Communication Holdings, Inc.
 (a)..................................       265         11,901
Northrop Grumman Corp. ...............     1,124        109,028
United Technologies Corp. ............     7,166        443,862
                                                    -----------
                                                        640,703
                                                    -----------
AIR FREIGHT & LOGISTICS (1.1%)
FedEx Corp. ..........................     2,000        108,440
Ryder System, Inc. ...................     5,691        127,706
United Parcel Service, Inc. Class B...     6,527        411,723
                                                    -----------
                                                        647,869
                                                    -----------
AIRLINES (0.2%)
Delta Air Lines, Inc. ................     1,500         18,150
Southwest Airlines Co. ...............     5,953         82,747
                                                    -----------
                                                        100,897
                                                    -----------
AUTO COMPONENTS (0.8%)
ArvinMeritor, Inc. ...................     4,723         78,733
Goodyear Tire & Rubber Co. (The)......    20,925        142,499
Johnson Controls, Inc. ...............     1,931        154,808
Lear Corp. (a)........................     1,473         49,022
Magna International, Inc. ............       949         53,286
                                                    -----------
                                                        478,348
                                                    -----------
AUTOMOBILES (0.3%)
Ford Motor Co. .......................    11,776        109,517
General Motors Corp. .................     1,092         40,251
                                                    -----------
                                                        149,768
                                                    -----------
BANKS (8.9%)
AmSouth Bancorp. .....................    13,564        260,429
Bank of America Corp. ................    33,060      2,299,984
Bank One Corp. .......................     1,598         58,407
First Tennessee National Corp. .......     8,700        312,678
Hibernia Corp. Class A................     2,997         57,722
National City Corp. ..................     1,917         52,372
PNC Financial Services Group, Inc.
 (The)................................     1,400         58,660
U.S. Bancorp..........................    23,387        496,272
Union Planters Corp. .................     2,348         66,073
UnionBanCal Corp. ....................     7,569        297,235
Wachovia Corp. .......................    13,337        486,000
Washington Mutual, Inc. ..............     8,390        289,707
Wells Fargo Co. ......................     9,214        431,860
                                                    -----------
                                                      5,167,399
                                                    -----------
BEVERAGES (0.8%)
Coca-Cola Enterprises, Inc. ..........     4,535         98,500
Coors (Adolph) Co. Class B............     2,269        138,976
PepsiCo, Inc. ........................     5,077        214,351
                                                    -----------
                                                        451,827
                                                    -----------


                                          SHARES       VALUE
                                          ---------------------
BIOTECHNOLOGY (0.9%)
Amgen, Inc. (a).......................     9,068    $   438,347
Chiron Corp. (a)......................       700         26,320
Invitrogen Corp. (a)..................     2,853         89,270
                                                    -----------
                                                        553,937
                                                    -----------
BUILDING PRODUCTS (0.1%)
York International Corp. .............     1,509         38,585
                                                    -----------

CHEMICALS (0.7%)
Eastman Chemical Co. .................     1,400         51,478
Lubrizol Corp. .......................    10,661        325,160
RPM International, Inc. ..............     1,635         24,983
                                                    -----------
                                                        401,621
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
Block (H&R), Inc. ....................     3,851        154,810
CheckFree Corp. (a)...................     1,997         31,954
First Data Corp. .....................     2,007         71,068
Moore Corp. Ltd. (a)..................     4,720         42,952
Viad Corp. ...........................    15,224        340,256
                                                    -----------
                                                        641,040
                                                    -----------
COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems, Inc. (a)...............    34,875        456,863
Motorola, Inc. .......................    26,668        230,678
QUALCOMM, Inc. (a)....................     1,780         64,774
Scientific-Atlanta, Inc. .............     6,830         81,004
                                                    -----------
                                                        833,319
                                                    -----------
COMPUTERS & PERIPHERALS (3.4%)
Dell Computer Corp. (a)...............    12,116        323,982
Hewlett-Packard Co. ..................    36,034        625,550
Imation Corp. (a).....................     1,934         67,845
International Business Machines
 Corp. ...............................    10,148        786,470
SanDisk Corp. (a).....................     2,473         50,202
Storage Technology Corp. (a)..........     3,391         72,635
Western Digital Corp. (a).............     6,687         42,730
                                                    -----------
                                                      1,969,414
                                                    -----------
CONSTRUCTION & ENGINEERING (0.3%)
Fluor Corp. ..........................     3,600        100,800
Shaw Group, Inc. (The) (a)............     4,761         78,318
                                                    -----------
                                                        179,118
                                                    -----------
CONTAINERS & PACKAGING (0.2%)
Bemis Co., Inc. ......................     1,654         82,088
Owens-Illinois, Inc. (a)..............     2,801         40,839
                                                    -----------
                                                        122,927
                                                    -----------
DIVERSIFIED FINANCIALS (8.1%)
American Express Co. .................     2,000         70,700
Bear Stearns Cos., Inc. (The).........     4,120        244,728
Capital One Financial Corp. ..........     7,958        236,512
Citigroup, Inc. ......................    47,183      1,660,370
Countrywide Financial Corp. ..........     6,111        315,633
Fannie Mae............................    11,727        754,398

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                          SHARES       VALUE
                                          ---------------------
DIVERSIFIED FINANCIALS (Continued)
Freddie Mac...........................     6,803    $   401,717
Household International, Inc. ........     4,500        125,145
Lehman Brothers Holdings, Inc. .......     1,616         86,117
Merrill Lynch & Co., Inc. ............    12,989        492,932
Morgan Stanley........................     8,730        348,501
                                                    -----------
                                                      4,736,753
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (7.3%)
ALLTEL Corp. (c)......................    14,878        758,778
AT&T Corp. (c)........................     7,715        201,438
BellSouth Corp. ......................    23,209        600,417
CenturyTel, Inc. .....................     2,823         82,940
SBC Communications, Inc. .............    29,261        793,266
Sprint Corp. (FON Group)..............    21,474        310,943
Verizon Communications, Inc. (c)......    39,193      1,518,729
                                                    -----------
                                                      4,266,511
                                                    -----------
ELECTRIC UTILITIES (2.9%)
Alliant Energy Corp. .................     1,399         23,154
American Electric Power Co., Inc. ....    14,690        401,478
CMS Energy Corp. .....................    22,946        216,610
Dominion Resources, Inc. .............     2,557        140,379
Edison International, Inc. (a)........     5,864         69,488
Entergy Corp. ........................     1,785         81,378
Exelon Corp. .........................     4,811        253,877
FirstEnergy Corp. ....................     1,509         49,752
OGE Energy Corp. .....................     1,552         27,315
Public Service Enterprise Group,
 Inc. ................................     8,084        259,496
Southern Co. (The)....................     5,933        168,438
TECO Energy, Inc. ....................       600          9,282
                                                    -----------
                                                      1,700,647
                                                    -----------
ELECTRICAL EQUIPMENT (0.1%)
Celestica, Inc. (a)...................     2,575         36,307
Energizer Holdings, Inc. (a)..........       500         13,950
                                                    -----------
                                                         50,257
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Anixter International, Inc. (a).......     5,326        123,830
Arrow Electronics, Inc. (a)...........    10,283        131,520
Avnet, Inc. (a).......................    23,950        259,378
Fisher Scientific International, Inc.
 (a)..................................     4,575        137,616
Ingram Micro, Inc. Class A (a)........     5,526         68,246
PerkinElmer, Inc. ....................     2,197         18,125
Solectron Corp. (a)...................     8,012         28,443
Tech Data Corp. (a)...................     2,722         73,385
Vishay Intertechnology, Inc. (a)......     1,300         14,534
                                                    -----------
                                                        855,077
                                                    -----------
ENERGY EQUIPMENT & SERVICES (1.0%)
Halliburton Co. ......................    11,741        219,674
Plains All American Pipeline, L.P. ...     3,100         75,640
Transocean, Inc. .....................    12,975        301,020
                                                    -----------
                                                        596,334
                                                    -----------


                                          SHARES       VALUE
                                          ---------------------
FOOD & DRUG RETAILING (0.5%)
SUPERVALU, Inc. ......................    16,037    $   264,771
Winn-Dixie Stores, Inc. ..............     4,440         67,843
                                                    -----------
                                                        332,614
                                                    -----------
FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co. ...........    16,263        201,661
ConAgra Foods, Inc. ..................    29,178        729,742
Dean Foods Co. (a)....................     3,110        115,381
Sara Lee Corp. .......................     1,202         27,057
Tyson Foods, Inc. Class A.............    25,487        285,964
Unilever N.V. ........................     1,364         84,173
                                                    -----------
                                                      1,443,978
                                                    -----------
GAS UTILITIES (1.7%)
KeySpan Corp. ........................     6,200        218,488
Nicor, Inc. ..........................     3,400        115,702
NiSource, Inc. .......................     5,304        106,080
Sempra Energy.........................    21,529        509,161
UGI Corp. ............................     1,813         67,788
                                                    -----------
                                                      1,017,219
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Applera Corp. Applied Biosystems
 Group................................     7,841        137,531
Guidant Corp. (a).....................     2,676         82,555
                                                    -----------
                                                        220,086
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES (1.6%)
AmerisourceBergen Corp. ..............     2,492        135,341
Cardinal Health, Inc. ................       947         56,053
CIGNA Corp. ..........................     6,079        249,968
McKesson Corp. .......................     6,754        182,561
Oxford Health Plans, Inc. (a).........     2,896        105,559
Quintiles Transnational Corp. (a).....     4,663         56,422
WellChoice, Inc. (a)..................       824         19,735
WellPoint Health Networks, Inc. (a)...     1,776        126,380
                                                    -----------
                                                        932,019
                                                    -----------
HOTELS, RESTAURANTS & LEISURE (0.1%)
Gtech Holdings Corp. (a)..............     2,045         56,974
Harrah's Entertainment, Inc. (a)......       200          7,920
                                                    -----------
                                                         64,894
                                                    -----------
HOUSEHOLD DURABLES (2.8%)
American Greetings Corp. Class A
 (a)..................................    13,621        215,212
Black & Decker Corp. (The)............     3,324        142,566
Centex Corp. .........................     5,299        266,010
Fortune Brands, Inc. .................    10,475        487,192
KB Home...............................     5,136        220,078
Newell Rubbermaid, Inc. ..............     2,300         69,759
NVR, Inc. (a).........................       592        192,696
Whirlpool Corp. ......................       288         15,039
                                                    -----------
                                                      1,608,552
                                                    -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                          SHARES       VALUE
                                          ---------------------
HOUSEHOLD PRODUCTS (2.7%)
Kimberly-Clark Corp. .................     2,848    $   135,195
Procter & Gamble Co. (The)............    16,631      1,429,268
                                                    -----------
                                                      1,564,463
                                                    -----------
INDUSTRIAL CONGLOMERATES (2.9%)
Carlisle Cos., Inc. ..................     2,654        109,822
General Electric Co. (c)..............    57,409      1,397,909
Tyco International Ltd. ..............     9,782        167,077
                                                    -----------
                                                      1,674,808
                                                    -----------
INSURANCE (4.5%)
Allstate Corp. (The)..................     4,071        150,586
American International Group, Inc. ...     4,521        261,540
AmerUs Group Co. .....................     8,622        243,744
Fidelity National Financial, Inc. ....    22,363        734,177
First American Corp. .................    13,689        303,896
John Hancock Financial Services,
 Inc. ................................     2,009         56,051
MetLife, Inc. ........................     2,673         72,278
Odyssey Re Holdings Corp. ............       690         12,213
Old Republic International Corp. .....    18,387        514,836
Protective Life Corp. ................     5,100        140,352
UNUMProvident Corp. ..................     6,298        110,467
                                                    -----------
                                                      2,600,140
                                                    -----------
INTERNET SOFTWARE & SERVICES (0.1%)
Overture Services, Inc. (a)...........     1,934         52,818
Yahoo!, Inc. (a)......................     1,300         21,255
                                                    -----------
                                                         74,073
                                                    -----------
IT CONSULTING & SERVICES (0.9%)
Computer Sciences Corp. (a)...........     6,871        236,706
Electronic Data Systems Corp. ........    15,251        281,076
                                                    -----------
                                                        517,782
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS (2.2%)
Brunswick Corp. ......................     1,200         23,832
Eastman Kodak Co. ....................    35,738      1,252,260
                                                    -----------
                                                      1,276,092
                                                    -----------
MACHINERY (0.4%)
Eaton Corp. ..........................       691         53,974
SPX Corp. (a).........................     2,780        104,111
Timken Co. (The)......................     4,151         79,284
                                                    -----------
                                                        237,369
                                                    -----------
MEDIA (3.9%)
AOL Time Warner, Inc. (a).............    43,790        573,649
Clear Channel Communications, Inc.
 (a)..................................     3,402        126,860
Comcast Corp. Class A (a)(c)..........    14,026        330,593
Hearst-Argyle Television, Inc. (a)....     3,518         84,819
Omnicom Group, Inc. ..................       796         51,422
Tribune Co. ..........................     4,557        207,161
Viacom, Inc. Class B (a)..............    16,417        669,157
Walt Disney Co. (The).................    13,360        217,902
                                                    -----------
                                                      2,261,563
                                                    -----------


                                          SHARES       VALUE
                                          ---------------------
METALS & MINING (0.4%)
United States Steel Corp. ............     5,770    $    75,702
Worthington Industries, Inc. .........    11,027        168,052
                                                    -----------
                                                        243,754
                                                    -----------
MULTILINE RETAIL (3.1%)
Dillard's, Inc. Class A...............    15,261        242,040
Federated Department Stores, Inc.
 (a)..................................    19,354        556,621
J.C. Penney Co., Inc. Holding Co. ....    17,229        396,439
May Department Stores Co. (The).......     2,500         57,450
Saks, Inc. (a)........................     1,695         19,899
Target Corp. .........................       700         21,000
Wal-Mart Stores, Inc. ................     9,637        486,765
                                                    -----------
                                                      1,780,214
                                                    -----------
MULTI-UTILITIES & UNREGULATED POWER (0.1%)
Duke Energy Corp. ....................     1,939         37,888
                                                    -----------

OFFICE ELECTRONICS (0.5%)
IKON Office Solutions, Inc. ..........    18,531        132,497
Xerox Corp. (a).......................    19,352        155,783
                                                    -----------
                                                        288,280
                                                    -----------
OIL & GAS (7.1%)
ChevronTexaco Corp. ..................     7,832        520,671
ConocoPhillips........................     5,390        260,822
ExxonMobil Corp. .....................    46,563      1,626,911
Kinder Morgan Energy Partners,
 L.P. ................................    12,502        437,570
Marathon Oil Corp. ...................    33,176        706,317
Northern Border Partners, L.P. .......     1,600         60,592
Occidental Petroleum Corp. ...........    18,206        517,961
                                                    -----------
                                                      4,130,844
                                                    -----------
PAPER & FOREST PRODUCTS (0.7%)
Georgia-Pacific Corp. ................    17,244        278,663
International Paper Co. ..............       900         31,473
Rayonier, Inc. .......................     2,044         92,491
                                                    -----------
                                                        402,627
                                                    -----------
PHARMACEUTICALS (8.1%)
Abbott Laboratories...................     6,000        240,000
Bristol-Myers Squibb Co. .............     9,998        231,454
Johnson & Johnson.....................    19,984      1,073,341
King Pharmaceuticals, Inc. (a)........     1,993         34,260
Merck & Co., Inc. ....................    24,856      1,407,098
Mylan Laboratories, Inc. .............     1,513         52,804
Pfizer, Inc. .........................    41,194      1,259,300
Pharmacia Corp. ......................     1,434         59,941
Schering-Plough Corp. ................    10,478        232,612
SICOR, Inc. (a).......................       398          6,308
Watson Pharmaceuticals, Inc. (a)......     4,186        118,338
                                                    -----------
                                                      4,715,456
                                                    -----------
REAL ESTATE (0.5%)
CBL & Associates Properties, Inc. ....     1,500         60,075
Equity Office Properties Trust........     2,100         52,458

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                          SHARES       VALUE
                                          ---------------------
REAL ESTATE (Continued)
General Growth Properties, Inc. ......       600    $    31,200
HRPT Properties Trust.................     6,000         49,440
Mack-Cali Realty Corp. ...............     1,137         34,451
Simon Property Group, Inc. ...........     1,400         47,698
                                                    -----------
                                                        275,322
                                                    -----------
ROAD & RAIL (0.4%)
Burlington Northern Santa Fe Corp. ...     2,400         62,424
CSX Corp. ............................     1,300         36,803
Norfolk Southern Corp. ...............     2,400         47,976
Union Pacific Corp. ..................     1,593         95,373
                                                    -----------
                                                        242,576
                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.7%)
Applied Materials, Inc. (a)...........     1,100         14,333
ESS Technology, Inc. (a)..............    11,463         72,102
Intel Corp. ..........................    46,244        720,019
Intersil Corp. Class A (a)............       800         11,152
QLogic Corp. (a)......................     1,322         45,622
Texas Instruments, Inc. ..............     9,139        137,177
                                                    -----------
                                                      1,000,405
                                                    -----------
SOFTWARE (3.5%)
Activision, Inc. (a)..................     8,752        127,692
Compuware Corp. (a)...................    16,915         81,192
Electronic Arts, Inc. (a).............       220         10,949
Microsoft Corp. (a)...................    31,429      1,624,879
Oracle Corp. (a)......................    16,655        179,874
                                                    -----------
                                                      2,024,586
                                                    -----------
SPECIALTY RETAIL (1.8%)
Blockbuster, Inc. Class A.............     1,940         23,765
Home Depot, Inc. (The)................     7,791        186,672
Limited Brands, Inc. .................     5,575         77,660
Office Depot, Inc. (a)................     5,911         87,246
Payless ShoeSource, Inc. (a)..........       261         13,434
Pier 1 Imports, Inc. .................       728         13,781
Rent-A-Center, Inc. (a)...............     3,710        185,315
Sherwin-Williams Co. (The)............    16,229        458,469
                                                    -----------
                                                      1,046,342
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
V.F. Corp. ...........................     4,178        150,617
                                                    -----------

TOBACCO (1.0%)
Philip Morris Cos., Inc. .............    13,785        558,706
                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Nextel Communications, Inc. Class A
 (a)..................................     4,763         55,013
                                                    -----------
Total Common Stocks
 (Cost $67,153,052)...................               57,360,633(d)
                                                    -----------

              CONVERTIBLE PREFERRED STOCKS (0.4%)

AUTOMOBILES (0.3%)
Ford Motor Co. Capital Trust II
 6.50%................................     2,100    $    85,785
General Motors Corp.
 5.25%, Series B......................     2,600         60,060
                                                    -----------
                                                        145,845
                                                    -----------
ELECTRIC UTILITIES (0.1%)
DTE Energy Co.
 8.75%................................     2,341         63,886
                                                    -----------
Total Convertible Preferred Stocks
 (Cost $229,292)......................                  209,731
                                                    -----------
Total Investments
 (Cost $67,382,344) (e)...............      99.0%    57,570,364(f)
Cash and Other Assets,
 Less Liabilities.....................       1.0        582,876
                                          ------    -----------
Net Assets............................     100.0%   $58,153,240
                                          ======    ===========

                    FUTURES CONTRACTS (-0.0%)(b)
                                          CONTRACTS     UNREALIZED
                                            LONG      DEPRECIATION(g)
                                          ---------------------------
Standard & Poor's 500 Index
 March 2003...........................           1      $    (4,780)
                                                        -----------
Total Futures Contracts
 (Settlement Value
 $219,725) (d)........................                  $    (4,780)
                                                        ===========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) Segregated as collateral for futures contracts.
(d) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.0% of net assets.
(e) The cost for federal income tax purposes is $68,592,071.
(f) At December 31, 2002 net unrealized depreciation was $11,021,707, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,009,815 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,031,522.
(g) Represents the difference between the value of the contracts at the time they were opened and the value at December 31, 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $67,382,344)..........   $ 57,570,364
Cash.....................................        533,221
Receivables:
  Dividends..............................         91,351
  Fund shares sold.......................         38,345
  Investment securities sold.............          1,188
  Variation margin on futures
    contracts............................            350
Unamortized organization expense.........          1,395
                                            ------------
        Total assets.....................     58,236,214
                                            ------------
LIABILITIES:
Payables:
  Adviser................................         25,089
  Professional...........................         14,610
  Shareholder communication..............         10,852
  Administrator..........................         10,036
  Fund shares redeemed...................          9,259
  Custodian..............................          9,218
Accrued expenses.........................          3,910
                                            ------------
        Total liabilities................         82,974
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 58,153,240
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $     71,408
Additional paid-in capital...............     78,670,947
Accumulated net realized loss on
  investments............................    (10,772,355)
Net unrealized depreciation on
  investments and futures transactions...     (9,816,760)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 58,153,240
                                            ============
Shares of capital stock outstanding......      7,140,823
                                            ============
Net asset value per share outstanding....   $       8.14
                                            ============


STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $  1,282,342
  Interest...............................          8,371
                                            ------------
        Total income.....................      1,290,713
                                            ------------
Expenses:
  Advisory...............................        320,564
  Administration.........................        128,226
  Custodian..............................         49,345
  Professional...........................         40,373
  Shareholder communication..............         26,190
  Amortization of organization expense...          4,281
  Directors..............................          2,820
  Miscellaneous..........................         20,804
                                            ------------
        Total expenses...................        592,603
                                            ------------
Net investment income....................        698,110
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss from:
  Security transactions..................     (5,602,222)
  Futures transactions...................        (55,390)
                                            ------------
Net realized loss on investments.........     (5,657,612)
                                            ------------
Net change in unrealized depreciation on:
  Security transactions..................     (9,485,148)
  Futures transactions...................          8,350
                                            ------------
Net unrealized loss on investments.......     (9,476,798)
                                            ------------
Net realized and unrealized loss on
  investments............................    (15,134,410)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(14,436,300)

                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $6,822.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002           2001
                                                              ------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $    698,110   $    572,744
  Net realized loss on investments..........................    (5,657,612)    (4,174,235)
  Net change in unrealized appreciation (depreciation) on
    investments and futures transactions....................    (9,476,798)    (2,962,005)
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (14,436,300)    (6,563,496)
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................      (699,177)      (576,439)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................     9,797,922     10,552,677
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................       699,177        576,439
                                                              ------------   ------------
                                                                10,497,099     11,129,116
  Cost of shares redeemed...................................    (8,208,712)    (8,178,004)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................     2,288,387      2,951,112
                                                              ------------   ------------
Net decrease in net assets..................................   (12,847,090)    (4,188,823)
NET ASSETS:
Beginning of year...........................................    71,000,330     75,189,153
                                                              ------------   ------------
End of year.................................................  $ 58,153,240   $ 71,000,330
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                                   MAY 1,
                                                                                                                  1998 (a)
                                                                                                                  THROUGH
                                                                         YEAR ENDED DECEMBER 31                 DECEMBER 31,
                                                             2002          2001          2000          1999         1998
                                                           -----------------------------------------------------------------
Net asset value at beginning of period...................  $ 10.24       $ 11.28       $ 12.74       $ 10.91      $ 10.00
                                                           -------       -------       -------       -------      -------
Net investment income....................................     0.10          0.08          0.07          0.08         0.05
Net realized and unrealized gain (loss) on investments...    (2.10)        (1.04)        (1.44)         1.83         0.91
                                                           -------       -------       -------       -------      -------
Total from investment operations.........................    (2.00)        (0.96)        (1.37)         1.91         0.96
                                                           -------       -------       -------       -------      -------
Less dividends and distributions:
  From net investment income.............................    (0.10)        (0.08)        (0.07)        (0.08)       (0.05)
  From net realized gain on investments..................       --            --         (0.02)           --           --
                                                           -------       -------       -------       -------      -------
Total dividends and distributions........................    (0.10)        (0.08)        (0.09)        (0.08)       (0.05)
                                                           -------       -------       -------       -------      -------
Net asset value at end of period.........................  $  8.14       $ 10.24       $ 11.28       $ 12.74      $ 10.91
                                                           =======       =======       =======       =======      =======
Total investment return..................................   (19.52%)       (8.50%)      (10.73%)       17.59%        9.60%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income..................................     1.09%         0.81%         0.66%         0.89%        1.20%+
  Net expenses...........................................     0.92%         0.88%         0.90%         0.85%        0.85%+
  Expenses (before reimbursement)........................     0.92%         0.88%         0.90%         0.92%        1.30%+
Portfolio turnover rate..................................       71%           61%           59%           51%          34%
Net assets at end of period (in 000's)...................  $58,153       $71,000       $75,189       $64,142      $30,167

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (95.9%)+
                                       SHARES        VALUE
                                     ---------------------
AEROSPACE & DEFENSE (1.8%)
Boeing Co. (The)...................      13,400   $   442,066
United Technologies Corp. .........       7,400       458,356
                                                  -----------
                                                      900,422
                                                  -----------
AIR FREIGHT & LOGISTICS (1.3%)
FedEx Corp. .......................      12,000       650,640
                                                  -----------
AUTO COMPONENTS (1.0%)
Johnson Controls, Inc. ............       6,500       521,105
                                                  -----------

AUTOMOBILES (1.2%)
Nissan Motor Co., Ltd. ADR (b).....      39,200       602,896
                                                  -----------
BANKS (5.5%)
Bank of America Corp. .............       8,700       605,259
FleetBoston Financial Corp. .......      40,600       986,580
U.S. Bancorp.......................      29,700       630,234
Wachovia Corp. ....................      14,200       517,448
                                                  -----------
                                                    2,739,521
                                                  -----------
BEVERAGES (1.0%)
Coca-Cola Co. (The)................      11,300       495,166
                                                  -----------

CHEMICALS (1.8%)
Praxair, Inc. .....................      15,500       895,435
                                                  -----------
COMMUNICATIONS EQUIPMENT (1.9%)
Motorola, Inc. ....................      53,700       464,505
Nokia Corp. ADR (b)................      32,900       509,950
                                                  -----------
                                                      974,455
                                                  -----------
COMPUTERS & PERIPHERALS (1.1%)
International Business Machines
 Corp. ............................       6,900       534,750
                                                  -----------
DIVERSIFIED FINANCIALS (15.7%)
American Express Co. ..............      15,100       533,785
Bear Stearns Cos., Inc. (The)......       7,500       445,500
CIT Group, Inc. ...................      19,200       376,320
Citigroup, Inc. ...................      62,146     2,186,918
Fannie Mae ........................      12,900       829,857
Freddie Mac........................      11,600       684,980
Goldman Sachs Group, Inc. (The)....       5,100       347,310
JP Morgan Chase & Co. .............      16,100       386,400
Lehman Brothers Holdings, Inc. ....       7,500       399,675
Morgan Stanley.....................      15,800       630,736
Principal Financial Group (The)
 (a)...............................      13,500       406,755
SLM Corp. .........................       5,900       612,774
                                                  -----------
                                                    7,841,010
                                                  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.5%)
AT&T Corp. ........................      23,500       613,585
BellSouth Corp. ...................      19,000       491,530


                                       SHARES        VALUE
                                     ------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (Continued)
SBC Communications, Inc. ..........      24,465   $   663,246
Verizon Communications, Inc. ......      25,282       979,678
                                                  -----------
                                                    2,748,039
                                                  -----------
ELECTRIC UTILITIES (1.6%)
Exelon Corp. ......................      10,000       527,700
Southern Co. (The).................       9,000       255,510
                                                  -----------
                                                      783,210
                                                  -----------



ELECTRICAL EQUIPMENT (2.9%)
Emerson Electric Co. ..............      10,000       508,500
Koninklijke Philips Electronics NV
 ADR (b)...........................      31,400       555,152
Sony Corp. ADR (b).................      10,000       413,100
                                                  -----------
                                                    1,476,752
                                                  -----------
ENERGY EQUIPMENT & SERVICES (0.4%)
BJ Services Co. (a)................       6,800       219,708
                                                  -----------

FOOD & DRUG RETAILING (0.8%)
Kroger Co. (The) (a)...............      26,000       401,700
                                                  -----------

FOOD PRODUCTS (2.5%)
ConAgra Foods, Inc. ...............      10,000       250,100
Del Monte Foods Co. (a)............       6,030        46,428
Heinz (H.J.) Co. ..................      13,500       443,745
Nestle S.A. ADR (b)................       9,400       495,145
                                                  -----------
                                                    1,235,418
                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Bard (C.R.), Inc. .................      11,100       643,800
Baxter International, Inc. ........       4,600       128,800
Becton, Dickinson & Co. ...........       8,400       257,796
Guidant Corp. (a)..................       9,900       305,415
                                                  -----------
                                                    1,335,811
                                                  -----------
HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna, Inc. .......................      12,800       526,336
Henry Schein, Inc. (a).............       5,800       261,000
Oxford Health Plans, Inc. (a)......       9,300       338,985
                                                  -----------
                                                    1,126,321
                                                  -----------
HOTELS, RESTAURANTS & LEISURE (1.0%)
McDonald's Corp. ..................      30,700       493,656
                                                  -----------

HOUSEHOLD DURABLES (0.5%)
Black & Decker Corp. (The).........       6,000       257,340
                                                  -----------

HOUSEHOLD PRODUCTS (0.5%)
Kimberly-Clark Corp. ..............       5,000       237,350
                                                  -----------

INDUSTRIAL CONGLOMERATES (0.5%)
General Electric Co. ..............       9,500       231,325
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
INSURANCE (7.2%)
Allstate Corp. (The)...............      24,800   $   917,352
American International Group,
 Inc. .............................      27,158     1,571,090
Chubb Corp. (The)..................       4,600       240,120
Lincoln National Corp. ............      14,600       461,068
Loews Corp. .......................       9,500       422,370
                                                  -----------
                                                    3,612,000
                                                  -----------
MEDIA (8.5%)
Comcast Corp. Class A (a)..........      10,806       254,698
Gannett Co., Inc. .................      10,700       768,260
Liberty Media Corp. (a)............      79,180       707,869
McGraw-Hill Cos., Inc. (The).......       9,600       580,224
News Corp. Ltd. (The) ADR (b)......      52,600     1,191,390
Viacom, Inc. Class B (a)...........       6,800       277,168
Walt Disney Co. (The)..............      29,800       486,038
                                                  -----------
                                                    4,265,647
                                                  -----------
METALS & MINING (1.0%)
Alcoa, Inc. .......................      21,200       482,936
                                                  -----------

MULTILINE RETAIL (1.3%)
Federated Department Stores, Inc.
 (a)...............................      14,400       414,144
May Department Stores Co. (The)....       9,700       222,906
                                                  -----------
                                                      637,050
                                                  -----------
OIL & GAS (9.0%)
Anadarko Petroleum Corp. ..........       5,000       239,500
ConocoPhillips.....................       8,870       429,219
EnCana Corp. ......................      15,649       486,684
ExxonMobil Corp. ..................      55,782     1,949,023
Ocean Energy, Inc. ................      31,800       635,046
Royal Dutch Petroleum Co. ADR
 (b)...............................      16,900       743,938
                                                  -----------
                                                    4,483,410
                                                  -----------
PAPER & FOREST PRODUCTS (1.2%)
Boise Cascade Corp. ...............       7,400       186,628
International Paper Co. ...........      12,500       437,125
                                                  -----------
                                                      623,753
                                                  -----------
PERSONAL PRODUCTS (0.6%)
Gillette Co. (The).................       9,200       279,312
                                                  -----------

PHARMACEUTICALS (5.7%)
Bristol-Myers Squibb Co. ..........      30,200       699,130
Merck & Co., Inc. .................       8,800       498,168
Mylan Laboratories, Inc. ..........       7,700       268,730
Pharmacia Corp. ...................      12,800       535,040
Schering-Plough Corp. .............      37,200       825,840
                                                  -----------
                                                    2,826,908
                                                  -----------
ROAD & RAIL (1.2%)
Union Pacific Corp. ...............      10,000       598,700
                                                  -----------


                                       SHARES        VALUE
                                     ------------------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
Intel Corp. .......................      32,000   $   498,240
                                                  -----------

SOFTWARE (2.5%)
Microsoft Corp. (a)................      24,000     1,240,800
                                                  -----------

SPECIALTY RETAIL (0.8%)
RadioShack Corp. ..................      20,700       387,918
                                                  -----------

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Liz Claiborne, Inc. ...............      14,000       415,100
                                                  -----------

TOBACCO (1.2%)
Philip Morris Cos., Inc. ..........      10,600       429,618
UST, Inc. .........................       5,900       197,237
                                                  -----------
                                                      626,855
                                                  -----------
TRADING COMPANIES & DISTRIBUTORS (0.5%)
Genuine Parts Co. .................       8,200       252,560
                                                  -----------
Total Common Stocks
 (Cost $53,582,578)................                47,933,219
                                                  -----------

SHORT-TERM INVESTMENT (4.2%)
                                     PRINCIPAL
                                       AMOUNT
                                     ----------
FEDERAL AGENCY (4.2%)
Federal Farm Credit Bank 0.75%, due
 1/2/03............................  $2,086,000     2,085,956
                                                  -----------
Total Short-Term Investment (Cost
 $2,085,956).......................                 2,085,956
                                                  -----------
Total Investments (Cost
 $55,668,534) (c)..................       100.1%   50,019,175(d)
Liabilities in Excess of Cash and
 Other Assets......................        (0.1)      (43,843)
                                     ----------   -----------
Net Assets.........................       100.0%  $49,975,332
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  The cost for federal income tax purposes is $55,672,709.
(d) At December 31, 2002 net unrealized depreciation was $5,653,534, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,585,510 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,239,044.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $55,668,534)..........   $ 50,019,175
Cash.....................................          1,512
Receivables:
  Dividends and interest.................         77,868
  Fund shares sold.......................         37,006
Unamortized organization expense.........          1,395
                                            ------------
        Total assets.....................     50,136,956
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................        101,710
  Adviser................................         25,746
  Professional...........................          9,958
  Shareholder communication..............          9,911
  Administrator..........................          8,582
  Custodian..............................          2,182
Accrued expenses.........................          3,535
                                            ------------
        Total liabilities................        161,624
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 49,975,332
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $     62,384
Additional paid-in capital...............     64,648,447
Accumulated undistributed net
  investment income......................          9,954
Accumulated net realized loss on
  investments............................     (9,096,094)
Net unrealized depreciation on
  investments............................     (5,649,359)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 49,975,332
                                            ============
Shares of capital stock outstanding......      6,238,384
                                            ============
Net asset value per share outstanding....   $       8.01
                                            ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $    842,882
  Interest...............................         36,947
                                            ------------
        Total income.....................        879,829
                                            ------------
Expenses:
  Advisory...............................        328,901
  Administration.........................        109,634
  Professional...........................         34,732
  Shareholder communication..............         25,415
  Custodian..............................         10,976
  Portfolio pricing......................          6,138
  Amortization of organization expense...          4,281
  Directors..............................          2,404
  Miscellaneous..........................         12,797
                                            ------------
        Total expenses...................        535,278
                                            ------------
Net investment income....................        344,551
                                            ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments.........     (8,761,547)
Net change in unrealized appreciation on
  investments............................     (6,201,899)
                                            ------------
Net realized and unrealized loss on
  investments............................    (14,963,446)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(14,618,895)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $5,624.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002           2001
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $    344,551   $    406,891
  Net realized gain (loss) on investments...................    (8,761,547)       526,620
  Net change in unrealized appreciation on investments......    (6,201,899)    (2,951,295)
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (14,618,895)    (2,017,784)
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................      (343,958)      (406,093)
  From net realized gain on investments.....................            --     (1,298,833)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......      (343,958)    (1,704,926)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    12,435,563     19,705,315
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       343,958      1,704,926
                                                              ------------   ------------
                                                                12,779,521     21,410,241
  Cost of shares redeemed...................................    (7,061,710)    (3,745,154)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................     5,717,811     17,665,087
                                                              ------------   ------------
Net increase (decrease) in net assets.......................    (9,245,042)    13,942,377
NET ASSETS:
Beginning of year...........................................    59,220,374     45,277,997
                                                              ------------   ------------
End of year.................................................  $ 49,975,332   $ 59,220,374
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $      9,954   $      5,079
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                                   MAY 1,
                                                                                                                  1998 (a)
                                                                                                                  THROUGH
                                                                         YEAR ENDED DECEMBER 31                 DECEMBER 31,
                                                             2002          2001          2000          1999         1998
                                                           -----------------------------------------------------------------
Net asset value at beginning of period...................  $ 10.46       $ 11.29       $ 10.84       $ 10.23      $ 10.00
                                                           -------       -------       -------       -------      -------
Net investment income....................................     0.06          0.07          0.07          0.08         0.05
Net realized and unrealized gain (loss) on investments...    (2.45)        (0.56)         0.64          0.61         0.23
                                                           -------       -------       -------       -------      -------
Total from investment operations.........................    (2.39)        (0.49)         0.71          0.69         0.28
                                                           -------       -------       -------       -------      -------
Less dividends and distributions:
  From net investment income.............................    (0.06)        (0.07)        (0.07)        (0.08)       (0.05)
  From net realized gain on investments..................       --         (0.27)        (0.19)           --           --
                                                           -------       -------       -------       -------      -------
Total dividends and distributions........................    (0.06)        (0.34)        (0.26)        (0.08)       (0.05)
                                                           -------       -------       -------       -------      -------
Net asset value at end of period.........................  $  8.01       $ 10.46       $ 11.29       $ 10.84      $ 10.23
                                                           =======       =======       =======       =======      =======
Total investment return..................................   (22.86%)       (4.51%)        6.59%         6.73%        2.83%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income..................................     0.63%         0.80%         0.78%         0.90%        1.02%+
  Net expenses...........................................     0.98%         0.99%         1.01%         0.95%        0.95%+
  Expenses (before reimbursement)........................     0.98%         0.99%         1.01%         1.00%        1.39%+
Portfolio turnover rate..................................       65%           74%          159%          121%          98%
Net assets at end of period (in 000's)...................  $49,975       $59,220       $45,278       $30,608      $18,918

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (99.8%)+
                                      SHARES        VALUE
                                     ------------------------
AEROSPACE & DEFENSE (5.3%)
General Dynamics Corp..............    12,200    $    968,314
Lockheed Martin Corp. (a)..........    56,550       3,265,763
Raytheon Co........................    69,100       2,124,825
                                                 ------------
                                                    6,358,902
                                                 ------------
AIR FREIGHT & LOGISTICS (1.3%)
United Parcel Service, Inc. Class
 B.................................    24,300       1,532,844
                                                 ------------

BEVERAGES (4.5%)
Anheuser-Busch Cos., Inc. .........    62,700       3,034,680
Coca-Cola Co. (The)................    53,350       2,337,797
                                                 ------------
                                                    5,372,477
                                                 ------------
BIOTECHNOLOGY (1.0%)
Amgen, Inc. (a)....................    23,900       1,155,326
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (1.3%)
First Data Corp. ..................    43,800       1,550,958
                                                 ------------

COMMUNICATIONS EQUIPMENT (3.2%)
Cisco Systems, Inc. (a)............   290,150       3,800,965
                                                 ------------

COMPUTERS & PERIPHERALS (4.6%)
Dell Computer Corp. (a)............   121,450       3,247,573
EMC Corp. (a)......................   137,100         841,794
Hewlett-Packard Co. ...............    49,600         861,056
Seagate Technology (a).............    50,000         536,500
                                                 ------------
                                                    5,486,923
                                                 ------------
DIVERSIFIED FINANCIALS (13.8%)
American Express Co. ..............    49,500       1,749,825
Citigroup, Inc. ...................    94,183       3,314,300
Fannie Mae.........................    16,000       1,029,280
Freddie Mac........................    64,550       3,811,676
Goldman Sachs Group, Inc. (The)....    45,000       3,064,500
Lehman Brothers Holdings, Inc. ....    39,750       2,118,278
Merrill Lynch & Co., Inc...........    36,850       1,398,458
                                                 ------------
                                                   16,486,317
                                                 ------------
ELECTRICAL EQUIPMENT (0.3%)
Celestica, Inc. (a)................    25,050         353,205
                                                 ------------
ENERGY EQUIPMENT & SERVICES (0.7%)
GlobalSantaFe Corp. (a)............    35,950         874,304
                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Baxter International, Inc. ........    47,000       1,316,000
Medtronic, Inc. ...................    22,900       1,044,240
St. Jude Medical, Inc. (a).........    25,800       1,024,776
                                                 ------------
                                                    3,385,016
                                                 ------------


                                      SHARES        VALUE
                                     ------------------------
HEALTH CARE PROVIDERS & SERVICES (1.9%)
HCA, Inc. .........................    18,000    $    747,000
UnitedHealth Group, Inc. ..........    11,700         976,950
WellPoint Health Networks, Inc.
 (a)...............................     7,750         551,490
                                                 ------------
                                                    2,275,440
                                                 ------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
Carnival Corp. ....................    50,050       1,248,748
                                                 ------------




HOUSEHOLD PRODUCTS (3.4%)
Colgate-Palmolive Co. .............    34,250       1,795,728
Procter & Gamble Co. (The).........    27,050       2,324,677
                                                 ------------
                                                    4,120,405
                                                 ------------
INDUSTRIAL CONGLOMERATES (3.4%)
3M Co. (a).........................     8,450       1,041,885
General Electric Co. ..............   123,700       3,012,095
                                                 ------------
                                                    4,053,980
                                                 ------------
INSURANCE (4.3%)
AFLAC, Inc. .......................    22,650         682,218
American International Group,
 Inc. .............................    33,012       1,909,744
Hartford Financial Services Group,
 Inc. (The)........................    28,500       1,294,755
Travelers Property Casualty Corp.
 (a)...............................    82,321       1,206,003
                                                 ------------
                                                    5,092,720
                                                 ------------
MACHINERY (1.0%)
SPX Corp. (a)......................    33,500       1,254,575
                                                 ------------

MEDIA (6.8%)
Clear Channel Communications, Inc.
 (a)...............................    44,250       1,650,082
Fox Entertainment Group, Inc.
 (a)...............................    18,850         488,781
Gannett Co., Inc. .................    25,600       1,838,080
Univision Communications, Inc.
 (a)...............................    42,000       1,029,000
Viacom, Inc. Class B (a)...........    48,200       1,964,632
Walt Disney Co. (The)..............    69,900       1,140,069
                                                 ------------
                                                    8,110,644
                                                 ------------
MULTILINE RETAIL (4.0%)
Target Corp. ......................    38,200       1,146,000
Wal-Mart Stores, Inc. .............    72,600       3,667,026
                                                 ------------
                                                    4,813,026
                                                 ------------
OIL & GAS (0.8%)
ExxonMobil Corp. ..................    26,150         913,681
                                                 ------------

PHARMACEUTICALS (15.1%)
Abbott Laboratories................    31,500       1,260,000
Forest Laboratories, Inc. (a)......     5,700         559,854
Johnson & Johnson..................    76,200       4,092,702
Lilly (Eli) & Co. .................    22,050       1,400,175
Merck & Co., Inc. .................    43,550       2,465,365
Pfizer, Inc. ......................   178,900       5,468,973
Wyeth (a)..........................    75,550       2,825,570
                                                 ------------
                                                   18,072,639
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                      SHARES        VALUE
                                     ------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.7%)
Applied Materials, Inc. (a)........    39,800    $    518,594
Integrated Circuit Systems, Inc.
 (a)...............................    24,300         443,475
Intel Corp. .......................   228,400       3,556,188
Linear Technology Corp. ...........    18,400         473,248
Maxim Integrated Products, Inc.
 (a)...............................    13,850         457,604
Taiwan Semiconductor Manufacturing
 Co. Ltd. ADR (a)(b)...............    88,310         622,586
Texas Instruments, Inc. ...........   129,250       1,940,042
                                                 ------------
                                                    8,011,737
                                                 ------------
SOFTWARE (8.7%)
Intuit, Inc. (a)...................    41,450       1,944,834
Microsoft Corp. (a)................   151,850       7,850,645
Oracle Corp. (a)...................    52,750         569,700
                                                 ------------
                                                   10,365,179
                                                 ------------
SPECIALTY RETAIL (3.2%)
Home Depot, Inc. (The).............   157,150       3,765,314
                                                 ------------

TELECOMMUNICATIONS (0.2%)
SI International, Inc. (a).........    22,900         247,549
                                                 ------------


                                      SHARES        VALUE
                                     ------------------------

TOBACCO (0.5%)
Philip Morris Cos., Inc. ..........    13,950    $    565,393
                                                 ------------

Total Investments
 (Cost $126,531,600) (c)...........      99.8%    119,268,267(d)
Cash and Other Assets,
 Less Liabilities..................       0.2         260,355
                                      -------    ------------
Net Assets.........................     100.0%   $119,528,622
                                      =======    ============

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost for federal income tax purposes is $138,263,970.
(d) At December 31, 2002 net unrealized depreciation was $18,995,703, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,456,982 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $21,452,685.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $126,531,600)........   $ 119,268,267
Cash....................................         644,870
Receivables:
  Investment securities sold............       1,634,935
  Dividends.............................         141,307
  Fund shares sold......................          22,464
                                           -------------
        Total assets....................     121,711,843
                                           -------------
LIABILITIES:
Payables:
  Investment securities purchased.......       2,041,757
  Adviser...............................          52,544
  Administrator.........................          21,017
  Fund shares redeemed..................          20,625
  Custodian.............................           4,306
Accrued expenses........................          42,972
                                           -------------
        Total liabilities...............       2,183,221
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 119,528,622
                                           =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized............................   $     134,292
Additional paid-in capital..............     254,005,239
Accumulated undistributed net investment
  income................................          20,310
Accumulated net realized loss on
  investments...........................    (127,367,886)
Net unrealized depreciation on
  investments...........................      (7,263,333)
                                           -------------
Net assets applicable to outstanding
  shares................................   $ 119,528,622
                                           =============
Shares of capital stock outstanding.....      13,429,245
                                           =============
Net asset value per share outstanding...   $        8.90
                                           =============

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a).........................   $   1,276,749
  Interest..............................          55,602
                                           -------------
        Total income....................       1,332,351
                                           -------------
Expenses:
  Advisory..............................         751,034
  Administration........................         300,413
  Shareholder communication.............          66,471
  Professional..........................          48,382
  Custodian.............................          26,971
  Directors.............................           6,687
  Miscellaneous.........................          20,656
                                           -------------
        Total expenses..................       1,220,614
                                           -------------
Net investment income...................         111,737
                                           -------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments........     (42,027,084)
Net change in unrealized appreciation on
  investments...........................      (9,777,425)
                                           -------------
Net realized and unrealized loss on
  investments...........................     (51,804,509)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $ (51,692,772)
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $16,750.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002           2001
                                                              -------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income (loss)..............................  $    111,737   $   (184,223)
  Net realized loss on investments..........................   (42,027,084)   (62,438,109)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (9,777,425)    24,494,642
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (51,692,772)   (38,127,690)
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................       (91,427)            --
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    18,751,844     45,889,767
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................        91,427             --
                                                              ------------   ------------
                                                                18,843,271     45,889,767
  Cost of shares redeemed...................................   (27,977,940)   (45,505,071)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................    (9,134,669)       384,696
                                                              ------------   ------------
Net decrease in net assets..................................   (60,918,868)   (37,742,994)
NET ASSETS:
Beginning of year...........................................   180,447,490    218,190,484
                                                              ------------   ------------
End of year.................................................  $119,528,622   $180,447,490
                                                              ============   ============
Accumulated undistributed net investment income at end of
  year......................................................  $     20,310   $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                                        MAY 1,
                                                                                                                       1998 (a)
                                                                                                                       THROUGH
                                                                       YEAR ENDED DECEMBER 31                        DECEMBER 31,
                                                        2002            2001            2000            1999             1998
                                                      ---------------------------------------------------------------------------
Net asset value at beginning of period..............  $  12.41        $  14.87        $  18.55        $  11.78         $  10.00
                                                      --------        --------        --------        --------         --------
Net investment income (loss)........................      0.01           (0.01)(b)       (0.02)(b)       (0.01)(b)         0.01
Net realized and unrealized gain (loss) on
  investments.......................................     (3.51)          (2.45)          (1.69)           7.71             1.78
                                                      --------        --------        --------        --------         --------
Total from investment operations....................     (3.50)          (2.46)          (1.71)           7.70             1.79
                                                      --------        --------        --------        --------         --------
Less dividends and distributions:
  From net investment income........................     (0.01)             --              --           (0.00)(c)        (0.01)
  From net realized gain on investments.............        --              --           (1.97)          (0.93)              --
                                                      --------        --------        --------        --------         --------
Total dividends and distributions...................     (0.01)             --           (1.97)          (0.93)           (0.01)
                                                      --------        --------        --------        --------         --------
Net asset value at end of period....................  $   8.90        $  12.41        $  14.87        $  18.55         $  11.78
                                                      ========        ========        ========        ========         ========
Total investment return.............................    (28.21%)        (16.56%)         (9.97%)         65.50%           17.85%(d)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)......................      0.07%          (0.10%)         (0.19%)         (0.04%)           0.11%+
  Net expenses......................................      0.81%           0.80%           0.80%           0.85%            0.85%+
  Expenses (before reimbursement)...................      0.81%           0.80%           0.80%           0.87%            1.28%+
Portfolio turnover rate.............................       168%            172%            363%            203%              31%
Net assets at end of period (in 000's)..............  $119,529        $180,447        $218,190        $ 65,089         $ 18,467

------------
(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002


COMMON STOCKS (93.5%)+
                                       SHARES        VALUE
                                     ---------------------
AEROSPACE & DEFENSE (2.0%)
Armor Holdings, Inc. (a)...........      21,500   $   296,055
DRS Technologies, Inc. (a).........       2,600        81,458
Mercury Computer Systems, Inc.
 (a)...............................       2,500        76,300
                                                  -----------
                                                      453,813
                                                  -----------
AIR FREIGHT & LOGISTICS (0.6%)
EGL, Inc. (a)......................       9,200       131,100
                                                  -----------

AIRLINES (0.9%)
Skywest, Inc. .....................      14,700       192,129
                                                  -----------
BANKS (1.7%)
Silicon Valley Bancshares (a)......       6,000       109,500
Southwest Bancorp of Texas, Inc.
 (a)...............................       6,400       184,384
Texas Regional Bancshares, Inc.....       2,400        85,298
                                                  -----------
                                                      379,182
                                                  -----------
BIOTECHNOLOGY (3.4%)
Albany Molecular Research, Inc.
 (a)...............................      13,100       193,762
Cell Therapeutics, Inc. (a)........      18,500       134,495
Corixa Corp. (a)...................      23,600       150,804
ILEX Oncology, Inc. (a)............       7,400        52,244
Martek Biosciences Corp. (a).......         900        22,644
SangStat Medical Corp. (a).........      16,600       187,580
Seattle Genetics, Inc. (a).........       4,600        14,260
                                                  -----------
                                                      755,789
                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (11.9%)
Career Education Corp. (a).........       3,800       152,000
Corporate Executive Board Co. (The)
 (a)...............................       9,100       290,472
Education Management Corp. (a).....       4,700       176,720
First Consulting Group, Inc. (a)...      11,700        67,392
Fuel-Tech N.V. (a).................       6,400        26,816
G&K Services, Inc. ................       5,400       191,165
Healthcare Services Group, Inc.
 (a)...............................      13,000       169,520
Ionics, Inc. (a)...................       1,300        29,640
Iron Mountain, Inc. (a)............       7,750       255,828
ITT Educational Services, Inc.
 (a)...............................       8,000       188,400
Keith Co., Inc. (The) (a)..........       3,500        45,745
Labor Ready, Inc. (a)..............       7,150        45,903
NCO Group, Inc. (a)................       9,300       148,335
NDC Health Corp. ..................       9,700       193,030
Pegasus Systems, Inc. (a)..........       7,700        77,231
PRG-Schultz International, Inc.
 (a)...............................       7,500        66,750
S1 Corp. (a).......................      30,800       137,368
Steiner Leisure Ltd. (a)...........      11,100       154,734
Sylvan Learning Systems, Inc.
 (a)...............................       9,900       162,360
TeleTech Holdings, Inc. (a)........      10,700        77,682
                                                  -----------
                                                    2,657,091
                                                  -----------
COMMUNICATIONS EQUIPMENT (1.1%)
Cable Design Technologies Corp.
 (a)...............................       8,150        48,085
Comtech Telecommunications Corp.
 (a)...............................       8,800        95,480


                                       SHARES        VALUE
                                     ------------------------
COMMUNICATIONS EQUIPMENT (Continued)
Plantronics, Inc. (a)..............       4,800   $    72,624
SafeNet, Inc. (a)..................         900        22,815
                                                  -----------
                                                      239,004
                                                  -----------
COMPUTERS & PERIPHERALS (2.6%)
Advanced Digital Information Corp.
 (a)...............................      27,800       186,538
Drexler Technology Corp. (a).......       4,100        51,660
Intergraph Corp. (a)...............      17,200       305,472
Neoware Systems, Inc. (a)..........       2,700        40,257
                                                  -----------
                                                      583,927
                                                  -----------
DISTRIBUTORS (0.2%)
CellStar Corp. (a).................      10,080        57,456
                                                  -----------

ELECTRICAL EQUIPMENT (0.3%)
FuelCell Energy, Inc. (a)..........       2,600        17,035
Sypris Solutions, Inc..............       4,000        40,840
                                                  -----------
                                                       57,875
                                                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
Analogic Corp. ....................       3,200       160,922
Coherent, Inc. (a).................       8,700       173,565
FLIR Systems, Inc. (a).............       1,700        82,960
Planar Systems, Inc. (a)...........       5,600       115,528
                                                  -----------
                                                      532,975
                                                  -----------
ENERGY EQUIPMENT & SERVICES (0.7%)
Cal Dive International, Inc. (a)...       6,500       152,750
                                                  -----------

FOOD & DRUG RETAILING (0.5%)
United Natural Foods, Inc. (a).....       4,600       116,610
                                                  -----------

HEALTH CARE EQUIPMENT & SUPPLIES (6.8%)
Bio-Rad Laboratories, Inc. (a).....       4,100       158,670
Cooper Co., Inc. ..................       7,000       175,140
Diagnostic Products Corp. .........       6,500       251,030
Endologix, Inc. (a)................       7,400         6,290
K-V Pharmaceutical Co. (a).........      10,000       232,000
Molecular Devices Corp. (a)........       9,400       154,818
Novoste Corp. (a)..................      16,200       116,964
Orthofix International N.V. (a)....       9,000       252,450
QLT, Inc. (a)......................       7,700        65,743
Sonosite, Inc. (a).................       6,300        82,341
Zoll Medical Corp. (a).............         600        21,402
                                                  -----------
                                                    1,516,848
                                                  -----------
HEALTH CARE PROVIDERS & SERVICES (7.9%)
AdvancePCS (a).....................       4,000        88,840
Amerigroup Corp. (a)...............       3,600       109,116
Centene Corp. (a)..................       6,500       218,335
Coventry Health Care, Inc. (a).....       5,300       153,859
Hanger Orthopedic Group, Inc.
 (a)...............................       4,600        60,490
Hooper Holmes, Inc. ...............      37,100       227,794
LifePoint Hospitals, Inc. (a)......       5,000       149,655
Parexel International Corp. (a)....       8,400        92,316

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
December 31, 2002

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
HEALTH CARE PROVIDERS & SERVICES (Continued)
Pharmaceutical Product
 Development, Inc. (a).............      15,100   $   441,977
Renal Care Group, Inc. (a).........       6,600       208,824
Res-Care, Inc. (a).................       6,700        24,314
                                                  -----------
                                                    1,775,520
                                                  -----------
HOTELS, RESTAURANTS & LEISURE (1.8%)
Champps Entertainment, Inc. (a)....       2,600        24,726
Jack-In-The-Box, Inc. (a)..........       8,700       150,423
Red Robin Gourmet Burgers (a)......       6,400        81,536
Shuffle Master, Inc. (a)...........       7,400       141,414
                                                  -----------
                                                      398,099
                                                  -----------
HOUSEHOLD DURABLES (5.1%)
Beazer Homes USA, Inc. (a).........       1,409        85,385
Dominion Homes, Inc. (a)...........       2,900        41,325
La-Z-Boy, Inc. ....................       4,000        95,920
Matthews International Corp. ......      14,600       326,033
MDC Holdings, Inc. ................       7,789       298,007
Standard Pacific Corp. ............      12,200       301,950
                                                  -----------
                                                    1,148,620
                                                  -----------
INTERNET SOFTWARE & SERVICES (3.1%)
@Road, Inc. (a)....................       4,400        18,172
Alloy, Inc. (a)....................      19,200       210,240
Avenue A, Inc. (a).................       9,800        28,420
DoubleClick, Inc. (a)..............       3,900        22,074
eCollege.com (a)...................      21,800        75,210
EMerge Interactive, Inc. (a).......      70,000        18,200
Internet Security Systems, Inc.
 (a)...............................       5,000        91,650
PEC Solutions, Inc. (a)............       1,800        53,820
Raindance Communications, Inc.
 (a)...............................      12,100        39,083
SeeBeyond Technology Corp. (a).....      25,100        60,993
WatchGuard Technologies, Inc.
 (a)...............................      10,100        64,448
                                                  -----------
                                                      682,310
                                                  -----------
IT CONSULTING & SERVICES (2.8%)
Acxiom Corp. (a)...................      14,900       229,162
Cognizant Technology Solutions
 Corp. (a).........................       1,300        93,899
FTI Consulting, Inc. (a)...........       3,500       140,525
Manhattan Associates, Inc. (a).....       2,900        68,614
SRA International, Inc. (a)........       3,500        94,815
                                                  -----------
                                                      627,015
                                                  -----------
LEISURE EQUIPMENT & PRODUCTS (0.6%)
Action Performance Cos., Inc. .....       7,500       142,500
                                                  -----------
MACHINERY (0.4%)
Dionex Corp. (a)...................       2,300        68,333
Flow International Corp. (a).......       8,700        22,185
                                                  -----------
                                                       90,518
                                                  -----------


                                       SHARES        VALUE
                                     ------------------------
MEDIA (1.1%)
Information Holdings, Inc. (a).....       7,400   $   114,848
Macrovision Corp. (a)..............       8,200       131,528
                                                  -----------
                                                      246,376
                                                  -----------
METALS & MINING (0.5%)
North American Palladium Ltd.
 (a)...............................      12,600        43,848
Stillwater Mining Co. (a)..........      13,050        69,818
                                                  -----------
                                                      113,666
                                                  -----------
OIL & GAS (2.4%)
EXCO Resources, Inc. (a)...........      10,500       183,540
Patina Oil & Gas Corp. ............       4,075       128,974
Remington Oil & Gas Corp. (a)......       7,700       126,357
Spinnaker Exploration Co. (a)......       4,400        97,020
                                                  -----------
                                                      535,891
                                                  -----------
PERSONAL PRODUCTS (0.5%)
NBTY, Inc. (a).....................       5,400        94,932
Nu Skin Enterprises, Inc...........       2,400        28,728
                                                  -----------
                                                      123,660
                                                  -----------
PHARMACEUTICALS (7.2%)
Alpharma, Inc......................       7,200        85,752
Barr Laboratories, Inc. (a)........       3,150       205,034
Bradley Pharmaceuticals, Inc.
 (a)...............................       4,700        61,241
DOV Pharmaceutical, Inc. (a).......       7,500        51,000
Endo Pharmaceuticals Holdings, Inc.
 (a)...............................      26,600       204,793
Ligand Pharmaceuticals, Inc. (a)...      12,400        66,588
Medicines Co. (The) (a)............       5,100        81,702
Medicis Pharmaceutical Corp. (a)...       6,500       322,855
Noven Pharmaceuticals, Inc. (a)....      15,200       140,296
SICOR, Inc. (a)....................      22,100       350,285
SuperGen, Inc. (a).................       8,500        30,855
                                                  -----------
                                                    1,600,401
                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.7%)
Cree, Inc. (a).....................       1,200        19,620
Integrated Circuit Systems, Inc.
 (a)...............................       3,100        56,575
Kulicke & Soffa Industries, Inc.
 (a)...............................      13,000        74,360
Monolithic System Technology, Inc.
 (a)...............................       6,700        80,936
Oak Technology, Inc. (a)...........      18,300        48,495
Rudolph Technologies, Inc. (a).....       5,600       107,296
Semitool, Inc. (a).................      13,900        86,319
Silicon Storage Technology, Inc.
 (a)...............................      11,100        44,844
Varian Semiconductor Equipment
 Associates, Inc. (a)..............       3,600        85,540
                                                  -----------
                                                      603,985
                                                  -----------
SOFTWARE (7.4%)
Activision, Inc. (a)...............       3,500        51,065
Cray, Inc. (a).....................      26,900       206,323
Datastream Systems, Inc. (a).......       9,300        59,520
Documentum, Inc. (a)...............      10,600       165,996
Echelon Corp. (a)..................       8,400        94,164
Kronos, Inc. (a)...................       2,000        73,980

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
SOFTWARE (Continued)
Macromedia, Inc. (a)...............       6,600   $    70,290
ManTech International Corp. (a)....       6,900       131,583
MICROS Systems, Inc. (a)...........       5,680       127,346
Phoenix Technologies Ltd. (a)......       8,500        49,045
RadiSys Corp. (a)..................      18,250       145,635
SkillSoft PLC ADR (b)..............      45,847       126,079
Take-Two Interactive Software, Inc.
 (a)...............................       3,300        77,517
TIBCO Software, Inc. (a)...........      15,300        94,554
Verity, Inc. (a)...................       4,400        58,920
WebEx Communications, Inc. (a).....       8,500       127,500
                                                  -----------
                                                    1,659,517
                                                  -----------
SPECIALTY RETAIL (7.4%)
Aeropostale, Inc. (a)..............       8,700        91,959
Christopher & Banks Corp. (a)......       9,300       192,975
Cost Plus, Inc. (a)................       5,425       155,535
Electronics Boutique Holdings Corp.
 (a)...............................       5,800        91,698
GameStop Corp. (a).................       7,600        74,480
Group 1 Automotive, Inc. (a).......       6,800       162,384
Hot Topic, Inc. (a)................       9,050       207,064
Pacific Sunwear of California, Inc.
 (a)...............................      21,675       383,431
Pier 1 Imports, Inc. (a)...........       9,800       185,514
Verint Systems, Inc. (a)...........       3,600        72,648
Websense, Inc. (a).................       1,700        36,313
                                                  -----------
                                                    1,654,001
                                                  -----------
TELECOMMUNICATIONS (0.2%)
SI International, Inc..............       4,200        45,402
                                                  -----------

TEXTILES, APPAREL & LUXURY GOODS (5.6%)
Cutter & Buck, Inc. (a)............       6,300        23,625
Kenneth Cole Productions, Inc.
 (a)...............................       4,900        99,470
Quiksilver, Inc. (a)...............      17,700       471,882
Tarrant Apparel Group (a)..........       4,000        16,360
Timberland Co. (The) (a)...........      14,200       505,662
Tropical Sportswear International
 Corp. (a).........................      13,700       122,889
                                                  -----------
                                                    1,239,888
                                                  -----------
TRADING COMPANIES & DISTRIBUTORS (1.2%)
MSC Industrial Direct Co., Inc.
 (a)...............................      15,700       278,675
                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Metro One Telecommunications, Inc.
 (a)...............................      16,100       103,845
                                                  -----------

Total Common Stocks
 (Cost $26,636,659)................                20,896,438
                                                  -----------

             CONVERTIBLE PREFERRED STOCK (0.8%)

OIL & GAS (0.8%)
EXCO Resources, Inc.
 5.00%.............................       9,900   $   177,012
                                                  -----------

Total Convertible Preferred Stock
 (Cost $207,900)...................                   177,012
                                                  -----------

SHORT-TERM INVESTMENT (5.9%)
                                     PRINCIPAL
                                       AMOUNT
                                     ----------
TIME DEPOSIT (5.9%)
Bank of New York Cayman
 0.75%, due 1/2/03.................  $1,309,000     1,309,000
                                                  -----------

Total Short-Term Investment
 (Cost $1,309,000).................                 1,309,000
                                                  -----------
Total Investments
 (Cost $28,153,559) (c)............       100.2%   22,382,450(d)
Liabilities in Excess of
 Cash and Other Assets.............        (0.2)      (44,432)
                                      ---------     ---------
Net Assets.........................       100.0%  $22,338,018
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  The cost for federal income tax purposes is $28,247,968.
(d) At December 31, 2002 net unrealized depreciation was $5,865,518, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,107,572 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,973,090.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS:
Investment in securities, at value
  (identified cost $28,153,559)...........   $22,382,450
Cash......................................        12,206
Receivables:
  Investment securities sold..............       132,593
  Fund shares sold........................        19,117
  Dividends and interest..................         1,535
Unamortized organization expense..........         1,395
                                             -----------
        Total assets......................    22,549,296
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       157,758
  Fund shares redeemed....................        18,935
  Adviser.................................        11,543
  Custodian...............................         4,197
  Administrator...........................         3,848
Accrued expenses..........................        14,997
                                             -----------
        Total liabilities.................       211,278
                                             -----------
Net assets applicable to outstanding
  shares..................................   $22,338,018
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    36,096
Additional paid-in capital................    37,243,223
Accumulated net realized loss on
  investments.............................    (9,170,192)
Net unrealized depreciation on
  investments.............................    (5,771,109)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $22,338,018
                                             ===========
Shares of capital stock outstanding.......     3,609,551
                                             ===========
Net asset value per share outstanding.....   $      6.19
                                             ===========

STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $    31,772
  Interest................................        14,541
                                             -----------
        Total income......................        46,313
                                             -----------
Expenses:
  Advisory................................       157,721
  Administration..........................        52,574
  Professional............................        29,240
  Custodian...............................        14,621
  Shareholder communication...............         9,671
  Portfolio pricing.......................         7,004
  Amortization of organization expense....         4,281
  Directors...............................         1,181
  Miscellaneous...........................        12,824
                                             -----------
        Total expenses....................       289,117
                                             -----------
Net investment loss.......................      (242,804)
                                             -----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments..........    (4,162,361)
Net change in unrealized depreciation on
  investments.............................    (4,702,967)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (8,865,328)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(9,108,132)
                                             ===========

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $24.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002
and December 31, 2001

                                                                  2002           2001
                                                              ------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (242,804)  $   (251,374)
  Net realized loss on investments..........................    (4,162,361)    (1,210,414)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (4,702,967)    (1,337,230)
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......    (9,108,132)    (2,799,018)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    10,479,950      4,221,504
  Cost of shares redeemed...................................   (10,276,624)    (6,194,487)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................       203,326     (1,972,983)
                                                              ------------   ------------
Net decrease in net assets..................................    (8,904,806)    (4,772,001)
NET ASSETS:
Beginning of year...........................................    31,242,824     36,014,825
                                                              ------------   ------------
End of year.................................................  $ 22,338,018   $ 31,242,824
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                             MAY 1,
                                                                                                            1998 (a)
                                                                                                            THROUGH
                                                                YEAR ENDED DECEMBER 31                    DECEMBER 31,
                                                      2002       2001          2000          1999             1998
                                                   -------------------------------------------------------------------
Net asset value at beginning of period...........   $  8.71     $ 9.40        $11.94        $ 9.21          $ 10.00
                                                    -------     -------       -------       -------         -------
Net investment loss..............................     (0.07)(b)  (0.07)(b)     (0.07)(b)     (0.05)(b)        (0.01)
Net realized and unrealized gain (loss) on
  investments....................................     (2.45)     (0.62)        (2.19)         2.81            (0.78)
                                                    -------     -------       -------       -------         -------
Total from investment operations.................     (2.52)     (0.69)        (2.26)         2.76            (0.79)
                                                    -------     -------       -------       -------         -------
Less distributions:
  From net realized gain on investments..........        --         --         (0.28)        (0.03)              --
                                                    -------     -------       -------       -------         -------
Net asset value at end of period.................   $  6.19     $ 8.71        $ 9.40        $11.94          $  9.21
                                                    =======     =======       =======       =======         =======
Total investment return..........................    (28.98%)    (7.34%)      (19.08%)       32.19%           (7.90%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss............................     (0.92%)    (0.83%)       (0.68%)       (0.54%)          (0.35%)+
  Net expenses...................................      1.10%      1.08%         1.07%         0.95%            0.95%+
  Expenses (before reimbursement)................      1.10%      1.08%         1.07%         1.04%            1.50%+
Portfolio turnover rate..........................        62%        49%           51%           59%              12%
Net assets at end of period (in 000's)...........   $22,338     $31,243       $36,015       $32,100         $15,867

------------
(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +   Annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company.

The Portfolios commenced operations on the dates indicated below:

COMMENCEMENT OF
  OPERATIONS                              PORTFOLIOS
---------------  ------------------------------------------------------------
July 2, 2001     Equity Income, Mid Cap Core, Mid Cap Growth and Small Cap
                 Growth Portfolios
May 1, 1998      American Century Income & Growth, Dreyfus Large Company
                 Value, Eagle Asset Management Growth Equity and Lord Abbett
                 Developing Growth Portfolios
October 1, 1996  Convertible Portfolio
May 1, 1995      High Yield Corporate Bond, International Equity and Value
                 Portfolios
January 29,      Capital Appreciation, Cash Management, Government, Total
  1993           Return and Indexed Equity Portfolios
January 23,      Bond and Growth Equity Portfolios
  1984

The Portfolios (each separately a "Portfolio") are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, NYLIAC Variable Annuity Separate Accounts-I, II and III, VUL Separate Account-I and CSVUL Separate Account-I (collectively "Separate Accounts"). The Separate Accounts are used to fund flexible premium deferred variable annuity and variable life insurance policies.

The investment objectives for each of the Portfolios of the Fund are as follows:

Bond: to seek the highest income over the long term consistent with preservation of principal.

Capital Appreciation: to seek long-term growth of capital. Dividend income, if any, is an incidental consideration.

Cash Management: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Convertible:  to seek capital appreciation together with current income.

Equity Income: to realize maximum long-term total return from a combination of capital appreciation and income.

Government: to seek a high level of current income, consistent with safety of principal.

Growth Equity: to seek long-term growth of capital, with income as a secondary consideration.

High Yield Corporate Bond: to maximize current income through investment in a diversified portfolio of high yield, high risk debt securities which are ordinarily in the lower rating categories of recognized rating agencies (that is, rated Baa to B by Moody's or BBB to B by S&P). Capital appreciation is a secondary objective.

Indexed Equity: to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500 Index.

International Equity: to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

                                                   MAINSTAY VP SERIES FUND, INC.

Mid Cap Core:  to seek long-term growth of capital.

Mid Cap Growth:  to seek long-term growth of capital.

Small Cap Growth:  to seek long-term capital appreciation.

Total Return: to realize current income consistent with reasonable opportunity for future growth of capital and income.

Value: to realize maximum long-term total return from a combination of capital growth and income.

American Century Income & Growth: to seek dividend growth, current income and capital appreciation.

Dreyfus Large Company Value:  capital appreciation.

Eagle Asset Management Growth Equity: to seek growth through long-term capital appreciation.

Lord Abbett Developing Growth: to seek long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

High Yield Corporate Bond Portfolio invests primarily in high yield bonds (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium--a high interest rate or yield--because of the increased risk of loss. These securities can also be subject to greater price volatility.

The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic developments in a specific industry or region.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Fund:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange, except for the Cash Management Portfolio, which is calculated at noon every day the Exchange is open. The net asset value per share of each Portfolio is determined by taking the current market value (amortized cost, in the case of the Cash Management Portfolio) of the Portfolio's total assets attributable to that Portfolio, subtracting the liabilities attributable to that Portfolio, and dividing the result by the total number of outstanding shares of that Portfolio. Each Portfolio's net asset value will fluctuate, and although the Cash Management Portfolio seeks to maintain a net asset value of $1.00 per share, there is no assurance that it will be able to do so. An investor could lose money by investing in any Portfolio. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      (B)

SECURITIES VALUATION. Portfolio securities of Cash Management Portfolio are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Securities of each of the other Portfolios are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, at the mean between the closing bid price and asked price, (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System, (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers NASDAQ ("NASDAQ") system (but not listed on the National Market System) at the bid price supplied through such system, (d) by appraising over-the-counter securities not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, at prices supplied by the pricing agent or brokers selected by the Adviser (see Note 3) if these prices are deemed to be representative of market values at the regular close of business of the Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser to be representative of market values at the regular close of business of the Exchange, (f) by appraising options and futures contracts at the last sale price on the market where such options or futures contracts are principally traded, and (g) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last bid and asked prices based on dealer or exchange quotations.

Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Portfolios' calculations of net asset values unless the Adviser deems that the particular event would materially affect the Portfolios' net asset values, in which case an adjustment may be made.

                                      (C)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The High Yield Corporate Bond and International Equity Portfolios enter into foreign currency forward contracts in order to hedge their foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract amount reflects the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation on forward contracts reflects the Portfolio's exposure at year-end to credit loss in the event of a counterparty's failure to perform its obligations.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO

Foreign currency forward contracts open at December 31, 2002:

                                                               CONTRACT     CONTRACT      UNREALIZED
                                                                AMOUNT       AMOUNT      APPRECIATION
                                                                 SOLD      PURCHASED    (DEPRECIATION)
                                                              ----------   ----------   --------------
FOREIGN CURRENCY SALE CONTRACTS
------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 1/15/03............  L2,350,000   $3,591,035     $(188,069)


                                                               CONTRACT     CONTRACT
                                                                AMOUNT       AMOUNT
                                                              PURCHASED       SOLD
                                                              ----------   ----------
FOREIGN CURRENCY BUY CONTRACTS
------------------------------------------------------------
Pound Sterling vs. U.S. Dollar, expiring 1/15/03............  L  246,000   $  382,456        13,144
                                                                                          ---------
Net unrealized depreciation on foreign currency forward
  contracts.................................................                              $(174,925)
                                                                                          =========


                                      (D)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index foreign currency or interest rate. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Indexed Equity and American Century Income & Growth Portfolios invest in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill their investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolio's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

                                      (E)

REPURCHASE AGREEMENTS. The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                                      (F)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued daily except when collection is not expected. Discounts and premiums on securities, other than short-term securities, purchased for all Portfolios are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

                                      (G)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date,

       (ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities of Convertible, High Yield Corporate Bond and International Equity Portfolios are presented at the exchange rates and market values at the close of the year. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented. Accordingly, gains and losses from foreign currency transactions are included in the reported net realized and unrealized gains (losses) on investment transactions.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing foreign currency denominated assets and liabilities, other than investments, at year-end exchange rates are reflected in unrealized foreign exchange gains or losses.

HIGH YIELD CORPORATE BOND PORTFOLIO

Foreign currency held at December 31, 2002:

              CURRENCY                           COST              VALUE
-------------------------------------         ----------         ----------
Euro                   E      215,239         $  218,487         $  225,871
Pound Sterling         L       75,189            120,200            121,047
                                              ----------         ----------
                                              $  338,687         $  346,918
                                              ==========         ==========

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency held at December 31, 2002:

              CURRENCY                           COST              VALUE
-------------------------------------         ----------         ----------
Danish Krone           DK          94         $       13         $       13
Pound Sterling         L        1,844              2,956              2,968
                                              ----------         ----------
                                              $    2,969         $    2,981
                                              ==========         ==========


                                                   MAINSTAY VP SERIES FUND, INC.

                                      (H)

MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") from their portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account with the custodian containing securities from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (I)

RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The High Yield Corporate Bond and Total Return Portfolio do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at December 31, 2002:

                                                                          PRINCIPAL                                     PERCENT
                                                        ACQUISITION        AMOUNT/                        12/31/02         OF
                     SECURITY                             DATE(S)          SHARES         COST              VALUE      NET ASSETS
                     --------                        -----------------   -----------   -----------       -----------   ----------
Cherokee International LLC
 Convertible Bond
 12.00%, due 11/1/08 (a)...........................      10/14/99        $   770,000   $   717,386       $   308,000      0.0%(b)
Colorado Prime Corp.
 Common Stock......................................   5/6/97-11/10/99         64,130           641               641      0.0(b)
 Preferred Stock...................................   5/6/97-11/10/99          1,509     5,504,719           393,836      0.1
Commercial Trust I
 Series 1993-KA Class A2
 7.63%, due 12/15/13...............................       1/23/02          1,255,000       726,014           401,600      0.1
Crown Cork & Seal Co., Inc.
 Bank debt, Revolver
 3.4666%, due 12/8/03..............................  12/27/01-12/13/02     5,529,382     4,666,346         5,187,252      0.8
 5.05%, due 12/8/03................................  12/27/01-12/13/02   E    33,600        34,514            33,078      0.0(b)
 5.9988%, due 12/8/03..............................  12/27/01-12/13/02   L   180,377       264,875           272,421      0.0(b)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/04...............................  12/14/98-2/16/01    $ 2,727,522     2,542,110         2,322,758      0.3
 Preferred Stock...................................   12/9/98-2/6/01          70,835             0(c)            708      0.0(b)
FRI-MRD Corp.
 12.00%, due 1/31/05 (a)...........................   8/12/97-7/31/02      4,195,058     4,174,668         2,349,232      0.4
Genesis Health Ventures, Inc.
 Convertible Preferred Stock
 6.00% (a).........................................  11/1/99-12/31/01          1,547       162,164           147,738      0.0(b)
Globix Corp.
 Common Stock......................................      10/15/02            236,469        59,922           236,469      0.0(b)
GT Group Telecom Services Corp.
 Bank debt, Term Loan A
 6.5625%, due 6/30/08 (d)..........................       1/30/01          3,225,213     1,648,254           225,765      0.0(b)
 Bank debt, Term Loan B
 6.625%, due 6/30/08 (d)...........................       1/30/01          2,304,787     1,184,228           161,335      0.0(b)
Harborside Healthcare Corp.
 (zero coupon), due 8/1/07
 12.00%, beginning 8/1/04..........................   8/20/99-6/30/00      9,217,000     5,171,367         4,838,925      0.7
 Class A, Warrants.................................   8/17/99-6/27/00        259,493       781,236            12,975      0.0(b)

HIGH YIELD CORPORATE BOND PORTFOLIO (CONTINUED)

Restricted securities held at December 31, 2002 (Continued):


                                                                          PRINCIPAL                                     PERCENT
                                                        ACQUISITION        AMOUNT/                        12/31/02         OF
                     SECURITY                             DATE(S)          SHARES         COST              VALUE      NET ASSETS
                     --------                        -----------------   -----------   -----------       -----------   ----------
ICO Global Communications
 Holdings Ltd.
 Class A, Common Stock.............................       5/10/00            334,930   $ 3,500,019       $   234,451      0.0%(b)
Morris Material Handling, Inc.
 Common Stock......................................  3/11/99-10/30/01          9,371         4,919            49,666      0.0(b)
NEON Communications, Inc.
 Convertible Preferred Stock
 12.00% (a)........................................       12/3/02             39,998       445,581           449,977      0.1
 Class A, Warrants.................................       12/3/02            200,064         2,001             2,001      0.0(b)
 Redeemable Preferred, Warrants....................       12/3/02            240,062         2,401             2,401      0.0(b)
Owens Corning, Inc.
 Bank debt, Revolver
 3.62%, due 1/1/04 (d).............................  9/26/01-10/15/02    $ 4,051,513     2,692,809         2,446,101      0.4
Pacific & Atlantic (Holdings), Inc.
 Convertible Preferred Stock
 7.50%, Class A (a)................................   5/21/98-6/28/02        182,864     1,647,235           365,728      0.1
Pacific Gas & Electric Co.
 Bank debt, Revolver
 8.00%, due 12/30/06...............................   4/12/02-10/8/02      9,005,000     8,931,253         8,599,775      1.2
Paperboard Industries
 International, Inc.
 Convertible Preferred Stock
 5.00%, Class A....................................       5/4/98             112,764     1,876,649         1,706,400      0.2
Pegasus Shipping (Hellas) Ltd.
 Promissory Note
 8.30%, due 1/31/04 (d)............................       5/31/02            126,752             0(c)             13      0.0(b)
Spalding Holdings Corp.
 Bank debt, Revolver
 8.0952%, due 9/30/03 (d)..........................   2/5/02-11/20/02      3,645,761     3,060,050         1,348,931      0.2
Thermadyne Holdings Corp.
 Bank debt, Revolver
 4.17%, due 5/22/04................................  10/16/01-4/15/02      1,060,728       936,766           880,404      0.1
 Bank debt, Term Loan A
 4.17%, due 5/22/04................................  10/16/01-6/13/02      4,796,514     4,300,146         3,981,107      0.6
 Bank debt, Term Loan B
 4.42%, due 5/22/05................................       3/20/02            905,000       804,435           751,150      0.1
 Bank debt, Term Loan C
 4.67%, due 5/22/06................................       3/20/02            905,000       796,061           751,150      0.1
United Artists Theatre Circuit, Inc.
 Common Stock......................................       2/1/01              71,229        65,182           997,206      0.2
United Industries Corp.
 Bank debt, Term Loan
 4.67%, due 1/20/05................................       3/26/01            329,955       310,291           327,274      0.0(b)
Xerox Corp.
 Bank debt, Term Loan B
 5.93%, due 4/30/05................................   3/21/02-7/30/02        614,286       586,976           583,572      0.1
 Bank debt, Term Loan A
 6.1589%, due 4/30/05..............................   3/21/02-7/30/02      1,842,857     1,760,747         1,713,857      0.3
 Bank debt, Revolver
 6.2113%, due 4/30/05..............................   3/21/02-7/30/02      1,830,571     1,748,892         1,580,175      0.2
Ziff Davis Media, Inc.
 Bank debt, Term Loan
 6.18%, due 3/31/07................................       6/5/01           1,610,712     1,446,142         1,336,891      0.2
                                                                                       -----------       -----------      ---
                                                                                       $62,556,999       $45,000,963      6.5%
                                                                                       ===========       ===========      ===

------------
(a)  PIK ("Payment is Kind")--interest payment is made with additional shares.
(b)  Less than one tenth of a percent.
(c)  Less than one dollar.
(d)  Issue in default.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO

Restricted security held at December 31, 2002:

                                                                                                                     PERCENT
                                                      ACQUISITION                                      12/31/02         OF
                  SECURITY                               DATE             SHARES        COST             VALUE      NET ASSETS
                  --------                         -----------------    ----------   -----------      -----------   ----------
Paperboard Industries International, Inc.
  Convertible Preferred Stock
  5.00%, Class A.............................           5/4/98              11,665   $   194,132      $   176,520      0.1%
                                                                                     ===========      ===========      ===

                                      (J)

SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios receive compensation for lending their securities in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolios.

                                      (K)

PURCHASED AND WRITTEN OPTIONS. Certain Portfolios may write covered call and put options on their portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

Certain Portfolios may purchase call and put options on their portfolio securities or foreign currencies. A Portfolio may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. A Portfolio may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Portfolio and the prices of options relating to the securities or foreign currencies purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

CAPITAL APPRECIATION PORTFOLIO

Written option activity for the year ended December 31, 2002 was as follows:

                                                               NUMBER
                                                                 OF
                                                              CONTRACTS     PREMIUM
                                                              ---------   -----------
Options outstanding at December 31, 2001....................         0    $         0
Options--written............................................   (12,386)    (2,219,332)
Options--buybacks...........................................     8,047      1,608,771
Options--expired............................................       600         88,197
Options--exercised..........................................     3,739        522,364
                                                               -------    -----------
Options outstanding at December 31, 2002....................         0    $         0
                                                               =======    ===========

CONVERTIBLE PORTFOLIO

Written option activity for the year ended December 31, 2002 was as follows:

                                                               NUMBER
                                                                 OF
                                                              CONTRACTS    PREMIUM
                                                              ---------   ---------
Options outstanding at December 31, 2001....................        0     $       0
Options--written............................................   (1,243)     (270,269)
Options--buybacks...........................................      691       162,707
Options--expired............................................      400        77,610
Options--exercised..........................................      152        29,952
                                                               ------     ---------
Options outstanding at December 31, 2002....................        0     $       0
                                                               ======     =========

TOTAL RETURN PORTFOLIO

Written option activity for the year ended December 31, 2002 was as follows:

                                                               NUMBER
                                                                 OF
                                                              CONTRACTS    PREMIUM
                                                              ---------   ---------
Options outstanding at December 31, 2001....................        0     $       0
Options--written............................................   (3,782)     (688,766)
Options--buybacks...........................................    2,523       506,212
Options--expired............................................      200        29,399
Options--exercised..........................................    1,059       153,155
                                                               ------     ---------
Options outstanding at December 31, 2002....................        0     $       0
                                                               ======     =========

VALUE PORTFOLIO

Written option activity for the year ended December 31, 2002 was as follows:

                                                               NUMBER
                                                                 OF
                                                              CONTRACTS     PREMIUM
                                                              ---------   -----------
Options outstanding at December 31, 2001....................         0    $         0
Options--written............................................   (33,353)    (4,101,243)
Options--buybacks...........................................    25,785      3,165,763
Options--expired............................................     2,807        326,979
Options--exercised..........................................     2,940        395,450
                                                               -------    -----------
Options outstanding at December 31, 2002....................    (1,821)   $  (213,051)
                                                               =======    ===========

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (L)

FINANCIAL INSTRUMENTS WITH CREDIT RISK. High Yield Corporate Bond Portfolio invests in Loan Participations. When the Portfolio purchases a Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not with the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation.

                                      (M)

FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income or excise tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (N)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly and capital gain distributions, if any, are declared and paid annually. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

The following table discloses the current year reclassifications between accumulated undistributed net investment income (loss), accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net realized gain (loss) on foreign currency transactions and paid-in capital arising from permanent differences; net assets at December 31, 2002, are not affected.

                                                                                   ACCUMULATED
                                                                                  UNDISTRIBUTED
                                                                  ACCUMULATED     NET REALIZED
                                                 ACCUMULATED     UNDISTRIBUTED     GAIN (LOSS)
                                                UNDISTRIBUTED     NET REALIZED     ON FOREIGN
                                                NET INVESTMENT   GAIN (LOSS) ON     CURRENCY        ADDITIONAL
                                                INCOME (LOSS)     INVESTMENTS     TRANSACTIONS    PAID-IN CAPITAL
                                                --------------   --------------   -------------   ---------------
Bond Portfolio................................   $   244,384      $  (213,934)     $        0        $ (30,450)
Convertible Portfolio.........................        42,149          (44,074)          1,925                0
Equity Income Portfolio.......................         3,297           56,551               0          (59,848)
Government Portfolio..........................       355,462         (355,462)              0                0
High Yield Corporate Bond Portfolio...........     1,060,056       (2,278,472)      1,218,416                0
Indexed Equity Portfolio......................       (71,258)          71,258               0                0
International Equity Portfolio................       300,266                0        (250,311)         (49,955)
Mid Cap Core Portfolio........................         1,053            8,722               0           (9,775)
Mid Cap Growth Portfolio......................       132,025                0               0         (132,025)
Small Cap Growth Portfolio....................       194,989                0               0         (194,989)
Total Return Portfolio........................       203,534         (205,800)          2,266                0
American Century Income & Growth Portfolio....         1,067           13,746               0          (14,813)
Dreyfus Large Company Value Portfolio.........         4,282                0               0           (4,282)
Lord Abbett Developing Growth Portfolio.......       242,804                0               0         (242,804)

The reclassifications for the Portfolios are primarily due to foreign currency gain (loss), reclassification of distributions, paydown gain (loss), real estate investment trusts gain (loss), non deductible expenses (organization costs), premium amortization adjustments and net operating losses.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes in Net Assets for the years ended December 31, 2002 and December 31, 2001, represent tax-based distributions of ordinary income and net long-term capital gain, respectively, except for the Portfolio for which the tax components of the distributions are shown below.

                                                      2002                                      2001
                                     ---------------------------------------   ---------------------------------------
                                         TAX-BASED            TAX-BASED            TAX-BASED            TAX-BASED
                                     DISTRIBUTIONS FROM   DISTRIBUTIONS FROM   DISTRIBUTIONS FROM   DISTRIBUTIONS FROM
                                      ORDINARY INCOME      LONG-TERM GAINS      ORDINARY INCOME      LONG-TERM GAINS
                                     ------------------   ------------------   ------------------   ------------------
Cash Management Portfolio..........      $6,528,433               $0              $13,967,450               $0

                                      (O)

ORGANIZATION COSTS. Costs incurred in connection with the initial organization and registration of American Century Income & Growth, Dreyfus Large Company Value and Lord Abbett Developing Growth Portfolios of the Fund are amortized over a maximum period of 60 months beginning with the commencement of operations of the respective Portfolios on May 1, 1998. Organization costs for American Century Income & Growth, Dreyfus Large Company Value and Lord Abbett Developing Growth Portfolios, paid by, and reimbursable to, NYLIAC, aggregated approximately $64,500. In the event that any of the initial shares purchased by NYLIAC are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

                                      (P)

EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except where direct allocations of expenses can be made.

                                      (Q)

USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Transactions:
--------------------------------------------------------------------------------

                                      (A)

Investment Advisory, Sub-Advisory and Administration Fees. New York Life Investment Management LLC ("NYLIM"), an indirect wholly-owned subsidiary of New York Life, serves as investment adviser to the Fund under an Investment Advisory Agreement. MacKay Shields, a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as sub-adviser to Capital Appreciation, Cash Management, Convertible, Equity Income, Government, High Yield Corporate Bond, International Equity, Mid Cap Growth, Small Cap Growth, Total Return and Value Portfolios, under a Sub-Advisory Agreement with NYLIM. Bond, Growth Equity, Indexed Equity and Mid Cap Core Portfolios are advised by NYLIM directly, without a sub-adviser. Pursuant to a Sub-Advisory Agreement with NYLIM, American Century Investment Management, Inc. serves as sub-adviser to the American Century Income & Growth Portfolio; The Dreyfus Corporation serves as sub-adviser to the Dreyfus Large Company Value Portfolio; Eagle Asset Management, Inc. serves as sub-adviser to the Eagle Asset Management Growth Equity Portfolio; and Lord, Abbett & Co. serves as sub-adviser to the Lord Abbett Developing Growth Portfolio.

NYLIM serves as administrator for the Fund.

                                                   MAINSTAY VP SERIES FUND, INC.

The Fund, on behalf of each Portfolio, pays the Adviser and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                                               ADVISER   ADMINISTRATOR
                                                               -------   -------------
Bond Portfolio..............................................    0.25%        0.20%
Capital Appreciation Portfolio..............................    0.36%        0.20%
Cash Management Portfolio...................................    0.25%        0.20%
Convertible Portfolio.......................................    0.36%        0.20%
Equity Income Portfolio.....................................    0.70%*       0.00%
Government Portfolio........................................    0.30%        0.20%
Growth Equity Portfolio.....................................    0.25%        0.20%
High Yield Corporate Bond Portfolio.........................    0.30%        0.20%
Indexed Equity Portfolio....................................    0.10%        0.20%
International Equity Portfolio..............................    0.60%        0.20%
Mid Cap Core Portfolio......................................    0.85%*       0.00%
Mid Cap Growth Portfolio....................................    0.75%*       0.00%
Small Cap Growth Portfolio..................................    1.00%*       0.00%
Total Return Portfolio......................................    0.32%        0.20%
Value Portfolio.............................................    0.36%        0.20%
American Century Income & Growth Portfolio..................    0.50%        0.20%
Dreyfus Large Company Value Portfolio.......................    0.60%        0.20%
Eagle Asset Management Growth Equity Portfolio..............    0.50%        0.20%
Lord Abbett Developing Growth Portfolio.....................    0.60%        0.20%

----------
* This fee reflects Management fees, which includes both Advisory fees and Administrative fees.

Pursuant to the terms of the Sub-Advisory Agreements between NYLIM and the sub-advisers, NYLIM pays the sub-advisers a monthly fee at an annual rate of average daily net assets of that Portfolio as follows:

Capital Appreciation Portfolio..............................       0.36%
Cash Management Portfolio...................................       0.25%
Convertible Portfolio.......................................       0.36%
Equity Income Portfolio.....................................       0.35%
Government Portfolio........................................       0.30%
High Yield Corporate Bond Portfolio.........................       0.30%
International Equity Portfolio..............................       0.60%
Mid Cap Growth Portfolio....................................       0.38%
Small Cap Growth Portfolio..................................       0.50%
Total Return Portfolio......................................       0.32%
Value Portfolio.............................................       0.36%
American Century Income & Growth Portfolio..................       0.40%*
Dreyfus Large Company Value Portfolio.......................       0.45%**
Eagle Asset Management Growth Equity Portfolio..............       0.40%***
Lord Abbett Developing Growth Portfolio.....................       0.50%

----------
  * On assets up to $100 million; 0.35% on assets from $100 million to $200 million; 0.30% on assets over $200 million.

 ** On assets up to $250 million; 0.40% on assets over $250 million.

*** On assets up to $200 million; 0.30% on assets over $200 million.

NYLIM has voluntarily agreed to assume the operating expenses of Equity Income, Mid Cap Core, Mid Cap Growth and Small Cap Growth Portfolios, which on an annualized basis exceed the percentages indicated below. This agreement may be terminated by NYLIM at any time.

Equity Income Portfolio.....................................    0.89%
Mid Cap Core Portfolio......................................    0.98%
Mid Cap Growth Portfolio....................................    0.97%
Small Cap Growth Portfolio..................................    0.95%

                                      (B)

DIRECTORS FEES. Directors, other than those affiliated with NYLIM, New York Life, MacKay Shields or NYLIFE Distributors, are paid an annual fee of $35,000, and $1,500 for each Board meeting and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Fund allocates this expense in proportion to the net assets of the respective Portfolios.

                                      (C)

CAPITAL. At December 31, 2002, NYLIAC was the beneficial owner of shares of the following Portfolios with net asset values and percentages of net assets as follows:

Equity Income Portfolio.....................................   $8,323,296          9.9%
Mid Cap Core Portfolio......................................    8,069,335         28.9
Mid Cap Growth Portfolio....................................    6,436,108         27.7
Small Cap Growth Portfolio..................................    6,916,786         20.1
American Century Income & Growth Portfolio..................    7,935,531         13.6
Dreyfus Large Company Value Portfolio.......................    8,071,876         16.2
Lord Abbett Developing Growth Portfolio.....................    6,072,677         27.2

                                      (D)

OTHER. Fees for the cost of legal services provided to the Fund by the Office of General Counsel of NYLIM are charged to the Portfolios. For the year ended December 31, 2002 these fees, which are included in Professional fees shown on the Statement of Operations, are as follows:

Bond Portfolio..............................................   $ 9,669
Capital Appreciation Portfolio..............................    22,761
Cash Management Portfolio...................................    11,232
Convertible Portfolio.......................................     4,671
Equity Income Portfolio.....................................     1,618
Government Portfolio........................................     7,411
Growth Equity Portfolio.....................................    19,221
High Yield Corporate Bond Portfolio.........................    15,587
Indexed Equity Portfolio....................................    24,838
International Equity Portfolio..............................     1,419
Mid Cap Core Portfolio......................................       550
Mid Cap Growth Portfolio....................................       479
Small Cap Growth Portfolio..................................       700
Total Return Portfolio......................................    12,683
Value Portfolio.............................................     8,341
American Century Income & Growth Portfolio..................     1,423
Dreyfus Large Company Value Portfolio.......................     1,219
Eagle Asset Management Growth Equity Portfolio..............     3,217
Lord Abbett Developing Growth Portfolio.....................       576

                                                   MAINSTAY VP SERIES FUND, INC.

NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

As of December 31, 2002, the components of accumulated gain (loss) on a tax basis were as follows:

                                                                         ACCUMULATED      UNREALIZED         TOTAL
                                                            ORDINARY     CAPITAL AND     APPRECIATION     ACCUMULATED
                                                             INCOME     OTHER LOSSES    (DEPRECIATION)    GAIN (LOSS)
                                                           ----------   -------------   --------------   -------------
Bond Portfolio...........................................  $        0   $           0   $ (19,095,165)   $ (19,095,165)
Capital Appreciation Portfolio...........................     178,224    (218,082,126)   (123,881,019)    (341,784,921)
Cash Management Portfolio................................      26,823               0               0           26,823
Convertible Portfolio....................................     160,219     (37,628,228)    (16,458,469)     (53,926,478)
Equity Income Portfolio..................................           0      (6,523,091)     (6,842,664)     (13,365,755)
Government Portfolio.....................................     122,101      (3,484,242)     13,796,568       10,434,427
Growth Equity Portfolio..................................      87,019    (191,486,626)    (20,896,139)    (212,295,746)
High Yield Corporate Bond Portfolio......................     935,109     (88,311,034)   (205,551,840)    (292,927,765)
Indexed Equity Portfolio.................................      68,970     (70,239,564)   (179,535,122)    (249,705,716)
International Equity Portfolio...........................           0     (10,754,478)        438,587      (10,315,891)
Mid Cap Core Portfolio...................................           0      (3,323,229)     (1,121,814)      (4,445,043)
Mid Cap Growth Portfolio.................................           0      (5,884,581)     (1,689,071)      (7,573,652)
Small Cap Growth Portfolio...............................           0      (7,943,068)       (565,919)      (8,508,987)
Total Return Portfolio...................................     126,352     (35,129,145)    (35,129,087)     (70,131,880)
Value Portfolio..........................................     111,627     (51,387,852)    (36,078,692)     (87,354,917)
American Century Income & Growth Portfolio...............           0      (9,567,408)    (11,021,707)     (20,589,115)
Dreyfus Large Company Value Portfolio....................       9,954      (9,091,919)     (5,653,534)     (14,735,499)
Eagle Asset Management Growth Equity Portfolio...........      20,310    (115,635,516)    (18,995,703)    (134,610,909)
Lord Abbett Developing Growth Portfolio..................           0      (9,075,783)     (5,865,518)     (14,941,301)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale loss deferrals, premium amortization and mark-to-market of futures contracts.

At December 31, 2002, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Portfolio through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Portfolios intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 2002 as if they arose on January 1, 2003.

                                                                CAPITAL LOSS                         CAPITAL LOSS
                                                              AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                                              -----------------   --------------   ----------------
Capital Appreciation Portfolio..............................        2009             $117,230
                                                                    2010               97,959
                                                                                     --------
                                                                                     $215,189           $2,893
                                                                                     ========           ======
Convertible Portfolio.......................................        2009             $ 19,819
                                                                    2010               15,633
                                                                                     --------
                                                                                     $ 35,452           $2,135
                                                                                     ========           ======
Equity Income Portfolio.....................................        2009             $    189
                                                                    2010                5,018
                                                                                     --------
                                                                                     $  5,207           $1,331
                                                                                     ========           ======
Government Portfolio........................................        2007             $  1,614
                                                                    2008                1,870
                                                                                     --------
                                                                                     $  3,484           $    0
                                                                                     ========           ======

--------------------------------------------------------------------------------


                                                                CAPITAL LOSS                         CAPITAL LOSS
                                                              AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                                              -----------------   --------------   ----------------
Growth Equity Portfolio.....................................        2009             $ 36,576
                                                                    2010              154,911
                                                                                     --------
                                                                                     $191,487           $    0
                                                                                     ========           ======
High Yield Corporate Bond Portfolio.........................        2008             $ 14,184
                                                                    2009               41,315
                                                                    2010               24,586
                                                                                     --------
                                                                                     $ 80,085           $1,691
                                                                                     ========           ======
Indexed Equity Portfolio....................................        2010             $ 66,906           $3,334
                                                                                     ========           ======
International Equity Portfolio..............................        2009             $  8,664
                                                                    2010                2,090
                                                                                     --------
                                                                                     $ 10,754           $    0
                                                                                     ========           ======
Mid Cap Core Portfolio......................................        2009             $    835
                                                                    2010                1,932
                                                                                     --------
                                                                                     $  2,767           $  558
                                                                                     ========           ======
Mid Cap Growth Portfolio....................................        2009             $    852
                                                                    2010                4,267
                                                                                     --------
                                                                                     $  5,119           $  765
                                                                                     ========           ======
Small Cap Growth Portfolio..................................        2009             $  1,067
                                                                    2010                5,777
                                                                                     --------
                                                                                     $  6,844           $1,099
                                                                                     ========           ======
Total Return Portfolio......................................        2009             $ 10,290
                                                                    2010               24,837
                                                                                     --------
                                                                                     $ 35,127           $    0
                                                                                     ========           ======
Value Portfolio.............................................        2010             $ 46,441           $4,947
                                                                                     ========           ======
American Century Income & Growth Portfolio..................        2008             $    168
                                                                    2009                3,852
                                                                    2010                3,889
                                                                                     --------
                                                                                     $  7,909           $1,659
                                                                                     ========           ======
Dreyfus Large Company Value Portfolio.......................        2010             $  8,082           $1,010
                                                                                     ========           ======
Eagle Asset Management Growth Equity Portfolio..............        2009             $ 76,098
                                                                    2010               37,086
                                                                                     --------
                                                                                     $113,184           $2,451
                                                                                     ========           ======
Lord Abbett Developing Growth Portfolio.....................        2008             $  3,407
                                                                    2009                1,418
                                                                    2010                3,082
                                                                                     --------
                                                                                     $  7,907           $1,169
                                                                                     ========           ======

The Bond and Government Portfolios utilized $5,812,557 and $3,322,010, respectively, of capital loss carryforwards during the year ended December 31, 2002.

                                                   MAINSTAY VP SERIES FUND, INC.

NOTE 5--Commitments and Contingencies:
--------------------------------------------------------------------------------

As of December 31, 2002, High Yield Corporate Bond Portfolio had unfunded loan commitments pursuant to the following loan agreements:

                                                               UNFUNDED
BORROWER                                                      COMMITMENT
--------                                                      ----------
Crown Cork & Seal Co., Inc. ................................  $1,913,474
Owens Corning, Inc. ........................................     266,651
Spalding Holdings Corp. ....................................     117,078
Thermadyne Holdings Corp. ..................................      27,690
United Industries Corp. ....................................     934,363
Xerox Corp. ................................................      12,286
                                                              ----------
                                                              $3,271,542
                                                              ==========

These commitments are available until the maturity date of the respective security.

--------------------------------------------------------------------------------
NOTE 6--Line of Credit:
--------------------------------------------------------------------------------

The Portfolios, except Cash Management Portfolio, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the year ended December 31, 2002.

NOTE 7--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the year ended December 31, 2002, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                         BOND            CAPITAL APPRECIATION         CONVERTIBLE           EQUITY INCOME
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO              PORTFOLIO
                                 PURCHASES     SALES     PURCHASES     SALES     PURCHASES     SALES     PURCHASES    SALES
                                 -------------------------------------------------------------------------------------------
U.S. Government securities.....  $269,625    $188,978    $     --    $     --    $     --    $     --     $    --    $    --
All others.....................   152,851     109,698     759,192     843,870     210,046     174,618      91,596     26,238
                                 --------------------------------------------------------------------------------------------
Total..........................  $422,476    $298,676    $759,192    $843,870    $210,046    $174,618     $91,596    $26,238
                                 ============================================================================================


                                     MID CAP CORE          MID CAP GROWTH        SMALL CAP GROWTH          TOTAL RETURN
                                      PORTFOLIO              PORTFOLIO               PORTFOLIO             PORTFOLIO (a)
                                 PURCHASES    SALES     PURCHASES    SALES     PURCHASES     SALES     PURCHASES     SALES
                                 ------- -----------------------------------------------------------------------------------
U.S. Government securities.....   $    --    $    --     $    --    $    --     $    --    $     --    $166,162    $194,766
All others.....................    65,418     46,250      47,294     31,390      55,557      33,683     404,393     395,590
                                 -------------------------------------------------------------------------------------------
Total..........................   $65,418    $46,250     $47,294    $31,390     $55,557    $ 33,683    $570,555    $590,356
                                 ===========================================================================================

----------
(a) As of December 31, 2002, Government and Total Return Portfolios had securities on loan with market values of $66,329,759 and $33,346,397, respectively. In accordance with the Portfolios' securities lending procedures, the Portfolios received $1,780,570 and $215,192, respectively, in security collateral for securities on loan; and $69,101,317 and $34,166,374, respectively, in cash which was used to purchase highly liquid short-term investments.

--------------------------------------------------------------------------------
NOTE 8--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares for the years ended December 31, 2002 and December 31, 2001 were as follows:


                                        BOND           CAPITAL APPRECIATION        CASH MANAGEMENT           CONVERTIBLE
                                      PORTFOLIO              PORTFOLIO                PORTFOLIO               PORTFOLIO
                                   2002       2001       2002        2001         2002         2001        2002       2001
                                 ------------------------------------------------------------------------------------------
Shares sold....................    9,154      8,811       9,113      12,619     1,790,743    2,112,279     4,596      5,235
Shares issued in reinvestment
  of dividends and
  distributions................    1,519      1,321          61          55         6,528       13,932       649        712
                                 -------------------------------------------------------------------------------------------
                                  10,673     10,132       9,174      12,674     1,797,271    2,126,211     5,245      5,947
Shares redeemed................   (4,033)    (2,135)    (14,527)    (14,599)   (1,760,121)  (1,950,956)   (2,691)    (1,594)
                                 -------------------------------------------------------------------------------------------
Net increase (decrease)........    6,640      7,997      (5,353)     (1,925)       37,150      175,255     2,554      4,353
                                 ===========================================================================================


                                 MID CAP CORE    MID CAP GROWTH    SMALL CAP GROWTH     TOTAL RETURN
                                   PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                 2002    2001*    2002    2001*     2002      2001*     2002     2001
                                 ---------------------------------------------------------------------
Shares sold....................  2,535   1,370   2,338    1,546     3,403     2,359     1,720    2,110
Shares issued in reinvestment
  of dividends and
  distributions................     10       2      --       --        --        --       996    1,097
                                 ---------------------------------------------------------------------
                                 2,545   1,372   2,338    1,546     3,403     2,359     2,716    3,207
Shares redeemed................   (477)    (16)   (310)     (21)     (652)     (219)   (6,614)  (4,478)
                                 ---------------------------------------------------------------------
Net increase (decrease)........  2,068   1,356   2,028    1,525     2,751     2,140    (3,898)  (1,271)
                                 =====================================================================

----------
 *  For the period July 2, 2001 through December 31, 2001.

                                                   MAINSTAY VP SERIES FUND, INC.

--------------------------------------------------------------------------------

                                                          HIGH YIELD                                  INTERNATIONAL
         GOVERNMENT             GROWTH EQUITY           CORPORATE BOND         INDEXED EQUITY             EQUITY
       PORTFOLIO (a)              PORTFOLIO               PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES      SALES      PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
-----------------------------------------------------------------------------------------------------------------------
    $505,940    $301,084   $       --   $       --   $  8,737    $  9,284    $    --    $    --     $    --    $    --
     100,504      95,059    1,020,161    1,095,074    366,236     295,626     49,826     58,220      68,636     57,590
-----------------------------------------------------------------------------------------------------------------------
    $606,444    $396,143   $1,020,161   $1,095,074   $374,973    $304,910    $49,826    $58,220     $68,636    $57,590
=======================================================================================================================

                                                                             EAGLE ASSET
                             AMERICAN CENTURY           DREYFUS               MANAGEMENT            LORD ABBETT
           VALUE             INCOME & GROWTH      LARGE COMPANY VALUE       GROWTH EQUITY        DEVELOPING GROWTH
         PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
--------------------------------------------------------------------------------------------------------------------
    $     --    $     --    $    --    $     --    $    --    $     --   $     --    $     --    $    --    $    --
     253,541     223,845     48,510      45,204     39,287      34,476    246,529     254,421     15,994     15,768
--------------------------------------------------------------------------------------------------------------------
    $253,541    $223,845    $48,510    $ 45,204    $39,287    $ 34,476   $246,529    $254,421    $15,994    $15,768
====================================================================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       HIGH YIELD                                 INTERNATIONAL
     EQUITY INCOME         GOVERNMENT           GROWTH EQUITY        CORPORATE BOND        INDEXED EQUITY            EQUITY
       PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
    2002     2001*       2002       2001       2002       2001       2002       2001       2002       2001       2002       2001
----------------------------------------------------------------------------------------------------------------------------------
    7,855    3,136      19,804     10,225      3,187      5,159     16,554     11,730     11,762     22,121     20,582      7,762
     103        15       1,082        864        524        368      9,855      9,793        969      1,185         93         91
----------------------------------------------------------------------------------------------------------------------------------
    7,958    3,151      20,886     11,089      3,711      5,527     26,409     21,523     12,731     23,306     20,675      7,853
    (852)     (123)     (3,298)    (2,398)    (7,884)    (7,359)   (16,827)    (7,608)   (14,820)   (22,781)   (19,678)    (7,835)
----------------------------------------------------------------------------------------------------------------------------------
    7,106    3,028      17,588      8,691     (4,173)    (1,832)     9,582     13,915     (2,089)       525        997         18
==================================================================================================================================

                                                                  EAGLE ASSET
                      AMERICAN CENTURY         DREYFUS            MANAGEMENT         LORD ABBETT
         VALUE        INCOME & GROWTH    LARGE COMPANY VALUE     GROWTH EQUITY    DEVELOPING GROWTH
       PORTFOLIO         PORTFOLIO            PORTFOLIO            PORTFOLIO          PORTFOLIO
     2002     2001     2002      2001      2002        2001      2002     2001      2002      2001
---------------------------------------------------------------------------------------------------
     4,131    6,248    1,073    1,014      1,361      1,856      1,746    3,460     1,357      512
       486    1,493       86       56         43        158         10       --        --       --
---------------------------------------------------------------------------------------------------
     4,617    7,741    1,159    1,070      1,404      2,014      1,756    3,460     1,357      512
    (3,079)  (2,295)    (950)    (801)      (829)      (360)    (2,871)  (3,590)   (1,333)    (756)
---------------------------------------------------------------------------------------------------
     1,538    5,446      209      269        575      1,654     (1,115)    (130)       24     (244)
===================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of MainStay VP Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nineteen portfolios constituting MainStay VP Series Fund, Inc. (hereafter referred to as the "Fund"), as listed in Note 1, at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 19, 2003